UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          March 31, 2004

Date of reporting period:         March 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

        Wells Fargo Money Market Funds

                Annual Report

                        Wells Fargo California Tax-Free Money Market Fund

                        Wells Fargo Government Money Market Fund

                        Wells Fargo Minnesota Money Market Fund

                        Wells Fargo Money Market Fund

                        Wells Fargo National Tax-Free Money Market Fund

                        Wells Fargo Treasury Plus Money Market Fund

                        Wells Fargo 100% Treasury Money Market Fund

                        Class A, Class B

                                                                  March 31, 2004

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ...................................................    1
-------------------------------------------------------------------------------
Money Market Overview ....................................................    2
-------------------------------------------------------------------------------
Primary Investments ......................................................    4
-------------------------------------------------------------------------------
Performance Highlights
-------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................    5
   Government Money Market Fund ..........................................    6
   Minnesota Money Market Fund ...........................................    7
   Money Market Fund .....................................................    8
   National Tax-Free Money Market Fund ...................................    9
   Treasury Plus Money Market Fund .......................................   10
   100% Treasury Money Market Fund .......................................   11

Portfolio of Investments
-------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................   12
   Government Money Market Fund ..........................................   21
   Minnesota Money Market Fund ...........................................   24
   Money Market Fund .....................................................   26
   National Tax-Free Money Market Fund ...................................   29
   Treasury Plus Money Market Fund .......................................   43
   100% Treasury Money Market Fund .......................................   44

Financial Statements
-------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   46
   Statements of Operations ..............................................   48
   Statements of Changes in Net Assets ...................................   50
   Financial Highlights ..................................................   58

Notes to Financial Highlights ............................................   60
-------------------------------------------------------------------------------
Notes to Financial Statements ............................................   61
-------------------------------------------------------------------------------
Independent Auditors' Report .............................................   66
-------------------------------------------------------------------------------
Other Information ........................................................   67
-------------------------------------------------------------------------------
List of Abbreviations ....................................................   70
-------------------------------------------------------------------------------

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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This page is intentionally left blank --

SHAREHOLDER LETTER                                WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds annual report for the 12-month period ended March 31, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

OVERVIEW OF FINANCIAL MARKETS
--------------------------------------------------------------------------------
      Early in the reporting period, the Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1%, the lowest level in more than 45 years. The Fed maintained this low rate throughout the period as the economy continued to experience a moderate recovery and little threat of inflation.

      Consumer spending remained a positive factor as consumer confidence improved. Business confidence likewise improved and corporate earnings continued to grow, signaling an increase in capital spending and the potential for employment growth by the end of the reporting period. In addition, the value of the U.S. dollar continued to fall, boosting U.S.-based firms' overseas earnings. Job growth, however, was less robust than might have been expected given the pace of economic activity. In part, this was because of the sustained high level of productivity. A record fiscal year 2003 federal budget deficit continued to loom on the horizon.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
      It is important to remember that no one can accurately predict the future direction of short-term interest rates. We do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We continue to maintain a prudent investment strategy and believe that the pursuit of additional yield creates volatility that can potentially undermine Fund performance during uncertain markets.

      The Fed's decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003, policy meeting brought interest rates down to levels not seen in five decades. However, investors were expecting a 0.50% cut, and interest rates were volatile through the end of the reporting period.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES
--------------------------------------------------------------------------------
      An improving economy can lead to higher interest rates due to concerns that the increased demand stemming from an improving economy might lead to increased inflationary pressures. Increasing federal budget deficits could also be a major concern, since increased U.S. Government borrowing could also exert upward pressure on interest rates. Rising market rates could lead to higher yields for investors in money market funds. The fund managers will continue to manage the funds in a manner that is expected to maintain a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing -- asset allocation and diversification -- in an effort to achieve their long-term financial goals.

      Thank you for your investment in Wells Fargo Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds

WELLS FARGO MONEY MARKET FUNDS                             MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------
      By the end of the reporting period, the money market yield curve had become steeper compared to a year earlier. As of March 31, 2004, the Federal Funds rate had been lowered to 1.00%, while the 12-month London Interbank Offered Rate (LIBOR) rate increased to 1.35%. In contrast, on March 31, 2003, the Federal Funds rate was 1.25%, and the 12-month LIBOR was 1.28%.

      By the June 2003 policy meeting of the Federal Reserve Board (the Fed), investors had grown accustomed to the Fed cutting rates, a pattern that began in 2000. Despite warnings that their expectations were unrealistic, investors expected the Fed to announce a 0.50% reduction in the Federal Funds rate at the meeting. When the rate was lowered only 0.25% to 1.00%, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer- term money market investments began to move higher. By December 2003, one-year LIBOR had increased to 1.63%.

      The amount of top-rated commercial paper outstanding declined during the first half of the fiscal year period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top-rated commercial paper outstanding fell by more than 5% during the first half of the fiscal year, from $1.207 trillion at the end of March 2003, to $1.144 trillion at the end of September 2003. In the second half of the fiscal year, outstanding top-rated commercial paper increased to $1.202 trillion by the end the reporting period. However, that amount was nearly 15% below the peak of $1.413 trillion in December 2000.

      Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, questions about corporate governance policies at the New York Stock Exchange, and the well-publicized court trials of several prominent executives contributed to the erosion of investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------
      At the start of the reporting period, the Treasury bill market led the way by pricing in lower yields. At the end of March 2004, the bill curve was completely flat, with high levels of supply offsetting high demand for the shortest maturities. Up until the Fed meeting in June 2003, yields on Treasury bills reflected the assumption that there would be a 0.50% cut, instead of the actual 0.25% cut the Fed announced at its meeting. Even the one-year Treasury note traded below 0.90% in the days preceding the June 2003 rate cut.

      Since the Fed had announced only a 0.25% cut, Treasury bills remained relatively expensive. The low rates coincided with quarter-end demand pressures in June, causing the short-end (less than three months) of the Treasury market to remain overpriced for an unusually longer period of time compared to that which typically follows a market disappointment. For short periods, Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. However, as budget deficit projections ballooned, investor expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the yield of Treasury bills into the mid- 0.90's to low 1.00's.

      For much of the reporting period, the supply of Treasury bills was lower than expected. The issuance of Treasury bills for the first week of April 2003 stood at $72 billion, declined to $41 billion by the end of December 2003, but finished the reporting period at $77 billion. As the dollar weakened and trade deficits grew, the demand for Treasury bills by central banks and other foreign buyers was very strong. When bill issuance started to increase in February, the market had already started to price in the possibility of interest rate tightening in 2004, leaving the curve relatively flat.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------
      Spreads between U.S. Government agency offerings and prime money market securities narrowed dramatically during the summer of 2003, and remained tight until December. Many factors, including interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York's bond portfolio, and an

MONEY MARKET OVERVIEW                             WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

accounting scandal at the Federal Home Loan Mortgage Corporation, combined to drive yields on U.S. Government agency securities higher relative to other money market investments. Near the end of the calendar year there was an extended period without negative news and a spillover in foreign buying of Treasury bills, which pushed corporate securities spreads even wider. While demand for agency securities began to increase, the agencies began to decrease their issuance of discount notes. As investors became more accustomed to the prospect of not having a Fed rate increase in 2004, one-year rates decreased to 1.0%. By the end of the period, the issuance of callable issues seemed to decrease, as less rate volatility made the options on the securities less attractive. At the end of the year, legislation was introduced in a Senate committee to increase regulation of Fannie Mae, Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. However, the near-term prospects for the legislation's passage are not considered strong, and this development had little impact on money market-eligible agency securities.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------
      Throughout the period, municipal issues were inexpensive relative to Treasury bills and LIBOR. In early April, one-year municipal yields stood at 81% of comparable LIBOR rates; by October, the ratio was 86%. At the end of the reporting period, the ratio dropped to 75%. At these levels, municipal investments were still attractive based on the historical average ratio of 65%.

      One of the main drivers behind the high ratios is supply. The State of California issued an additional $1.835 billion in Revenue Anticipation Notes
(RANs) and New York issued $1.250 billion RANs. Texas issued a record-breaking $7.4 billion Tax and Revenue Anticipation Note in late August, exceeding municipal demand and splitting the one-year sector into three markets -- the general market, the California market, and the Texas market. These are just a few of the issues that reached beyond the one-billion-dollar threshold. In addition to this kind of large state issuance, local municipalities were also coming to market with variable rate securities hedged with swaps, as opposed to straight fixed-rate securities. With a limited supply of buyers and a growing supply of paper, ratios continued to exceed historical precedents. These limits may be tested again when California comes to market with its $15.0 billion Economic Recovery Bonds and Illinois attempts to fund its pension liability.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
      While the overnight interest rate has been stable, longer money market rates increased considerably over the last nine months of the reporting period. With the U.S. economy picking up steam, the U.S. dollar weakening overseas, and the employment picture improving, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the Funds and select their investments in an ongoing effort to maintain a stable $1.00 NAV.

      The views expressed are as of March 31, 2004, and are those of the Funds' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

WELLS FARGO MONEY MARKET FUNDS                             MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------


                                                                           Certificates
Wells Fargo               U.S.                     U.S.                    of Deposit/
Money Market           Treasury    Repurchase   Government    Commercial     Bankers
Fund Name             Securities   Agreements   Obligations      Paper     Acceptances

100% Treasury             X

Treasury Plus             X            X

Government                X            X             X

Money Market              X            X             X             X            X

National Tax-Free

Minnesota

California Tax-Free

                                                    Mortgage-
                                                    and Other
Wells Fargo                        Floating/         Asset-
Money Market            Time     Variable Rate       Backed        Corporate     Municipal
Fund Name             Deposits    Notes/Bonds       Securities    Notes/Bonds   Obligations

100% Treasury

Treasury Plus

Government

Money Market            X            X                 X             X

National Tax-Free                                                                   X

Minnesota                                                                           X

California Tax-Free                                                                 X

--------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax while preserving capital and liquidity.

FUND MANAGERS                             INCEPTION DATE
----------------------------------        --------------
     Dave Sylvester, Julio Bonilla           01/01/92

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                               1-Year   5-Year   10-Year

Wells Fargo California Tax-Free Money Market Fund - Class A     0.36     1.62     2.20

Benchmark

   iMoneyNet State Specific California Money Fund Average(2)    0.47     1.79     2.56

FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
---------------------------------------------
7-Day Current Yield                    0.37%

7-Day Compound Yield                   0.37%

30-Day Simple Yield                    0.32%

30-Day Compound Yield                  0.32%

FUND CHARACTERISTICS(3) (AS OF MARCH 31,2004)
---------------------------------------------

Weighted Average Maturity            27 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site -- www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Demand Notes                   (74%)
Municipal Commercial Paper                (9%)
Municipal Bonds                          (17%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                    (57%)
30-59 days                    (3%)
60-89 days                    (8%)
90-179 days                  (11%)
180+ days                     (5%)
Overnight                    (16%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.18%.

      Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.

(3) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO GOVERNMENT MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo Government Money Market Fund (the Fund) seeks high current income while preserving capital and liquidity.

FUND MANAGERS                          INCEPTION DATE
      Dave Sylvester, Laurie White         11/16/87

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
                                                       1-Year   5-Year   10-Year

Wells Fargo Government Money Market Fund - Class A      0.47     2.88      3.80

Benchmark

   iMoneyNet First Tier Retail Money Fund Average(2)    0.43     3.11      4.74

FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
----------------------------------------------
7-Day Current Yield                     0.45%

7-Day Compound Yield                    0.45%

30-Day Simple Yield                     0.45%

30-Day Compound Yield                   0.45%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
----------------------------------------------
Weighted Average Maturity             55 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site -- www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                     (33%)
Federal Home Loan Bank                    (19%)
Freddie Mac                               (18%)
Fannie Mae                                (22%)
Federal Farm Credit Bank                   (7%)
Sallie Mae                                 (1%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                 (10%)
15-29 days                                (11%)
30-59 days                                 (5%)
60-89 days                                (12%)
90-179 days                               (20%)
180 + days                                 (5%)
270 + days                                 (2%)
Overnight                                 (35%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.45%.

      Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S.Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-governmental retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

(3) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MINNESOTA MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The Wells Fargo Minnesota Money Market Fund (the Fund) seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota individual income tax while preserving capital and liquidity.

FUND MANAGERS                         INCEPTION DATE
      Dave Sylvester, Julio Bonilla   8/14/00

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                         1-Year   Life of Fund
Wells Fargo Minnesota Money Market Fund -- Class A                        0.28        1.33

Benchmark

   iMoneyNet All State Specific Minnesota Retail Money Fund Average(2)    0.47        1.62

FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
-------------------------------------------------------------------------------
7-Day Current Yield                                                        0.26%
7-Day Compound Yield                                                       0.26%
30-Day Simple Yield                                                        0.20%
30-Day Compound Yield                                                      0.20%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                51 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site -- www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Bonds                         (4%)
Municipal Put Bonds                    (11%)
Municipal Commercial Paper              (6%)
Municipal Demand Notes                 (79%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                              (49%)
60-89 days                              (7%)
90-179 days                             (9%)
180 + days                              (2%)
270 + days                              (8%)
Overnight                              (25%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.16%.

(2) The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.

(3) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET FUND -- CLASS A AND CLASS B

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Money Market Fund (the Fund) seeks high current income while preserving capital and liquidity.

FUND MANAGERS                                   INCEPTION DATE
      Dave Sylvester, Laurie White              07/01/92

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
                                                       1-Year   5-Year   10-Year

Wells Fargo Money Market Fund - Class A                 0.41     2.89      3.86

Wells Fargo Money Market Fund - Class B                 0.12     2.24      3.19

Benchmark

   iMoneyNet First Tier Retail Money Fund Average(2)    0.43     3.11      4.74

FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
                                                            Class A      Class B
7-Day Current Yield                                          0.35%        0.10%
7-Day Compound Yield                                         0.35%        0.10%
30-Day Simple Yield                                          0.36%        0.10%
30-Day Compound Yield                                        0.36%        0.10%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
----------------------------------------------
Weighted Average Maturity            51 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site -- www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Freddie Mac                             (2%)
Federal Home Loan Bank                  (1%)
Repurchase Agreements                  (11%)
Corporate Bonds                         (4%)
Time Deposits                           (3%)
Commercial Paper                       (52%)
Certificates of Deposit                (13%)
Floating/Variable Rate Bonds/Notes     (14%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                              (18%)
15-29 days                             (13%)
30-59 days                             (26%)
60-89 days                             (11%)
90-179 days                            (13%)
180 + days                              (5%)
Overnight                              (14%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.17% for the Class A shares and 0.00% for the Class B shares.

      Performance shown for the Class A shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, Stagecoach Prime Money Market Fund and the Stagecoach Money Market), its predecessor fund. Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8,1999,reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5,1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks high current income exempt from federal income taxes while preserving capital and liquidity.

FUND MANAGERS                            INCEPTION DATE
      Dave Sylvester, Julio Bonilla      08/03/93

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                            1-Year   5-Year   10-Year
Wells Fargo National Tax-Free Money Market Fund - Class A    0.42     1.91      2.49

Benchmark

   iMoneyNet All Tax-Free Money Fund Average(2)              0.49     1.98      2.74

FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
----------------------------------------------

7-Day Current Yield                  0.41%

7-Day Compound Yield                 0.41%

30-Day Simple Yield                  0.34%

30-Day Compound Yield                0.34%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
----------------------------------------------

Weighted Average Maturity          35 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site -- www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Put Bonds           (3%)
Municipal Commercial Paper    (8%)
Municipal Demand Notes       (73%)
Municipal Bonds              (16%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                    (47%)
30-59 days                    (3%)
60-89 days                    (4%)
90-179 days                  (11%)
180-269 days                  (5%)
270 + days                    (2%)
Overnight                    (28%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.41%.

      Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the period prior to July 28, 2003, reflects performance of the Service Class shares of the Wells Fargo National Tax-Free Money Market Fund, adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market
Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet All Tax-Free Money Fund Average includes tax-free and municipal retail and institutional money funds. It is made up of funds in the National Tax-Free Retail, National Tax-Free Institutional, State-Specific Retail and State-Specific Institutional categories.

(3) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO TREASURY PLUS MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS                             INCEPTION DATE
      Dave Sylvester, Laurie White        10/01/85

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                         1-Year   5-Year   10-Year
Wells Fargo Treasury Plus Money Market Fund - Class A     0.45     2.85      3.84

Benchmark

iMoneyNet Treasury & Repo Retail Money Fund Average(2)    0.37     2.95      4.52

91 Day U.S. Treasury Bill(3)                              1.03     3.23      4.17

FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
7-Day Current Yield                                                        0.40%
7-Day Compound Yield                                                       0.40%
30-Day Simple Yield                                                        0.40%
30-Day Compound Yield                                                      0.40%

FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
----------------------------------------------
Weighted Average Maturity          53 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site -- www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                   (46%)
U.S. Treasury Notes                     (36%)
U.S. Treasury Bills                     (18%)

MATURITY DISTRIBUTION(4)  (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

30-59 days                              (10%)
60-89 days                               (3%)
90-179 days                             (20%)
180 + days                               (8%)
Overnight                               (59%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.40%.

      Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to July 28, 2003, reflects performance of the Service Class shares of the Wells Fargo Treasury Plus Money Market Fund, adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the period prior to October 1, 1995, through September 6, 1996, reflects performance of the Pacific American U.S.Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S.Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. Performance shown for periods prior to October 1, 1995, reflects performance of the shares of the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S. Treasuries and repurchase agreements backed by the U.S.Treasury.

(3) Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

(4) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO 100% TREASURY MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS                             INCEPTION DATE
      Dave Sylvester, Laurie White        12/03/90

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                         1-Year   5-Year   10-Year
Wells Fargo 100% Treasury Money Market Fund -- Class A    0.36     2.72     3.64

Benchmarks

   iMoneyNet Treasury Retail Money Fund Average(2)        0.40     2.97     4.47

   91 Day U.S. Treasury Bill(3)                           1.03     3.23     4.17

FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
7-Day Current Yield                                                        0.31%
7-Day Compound Yield                                                       0.31%
30-Day Simple Yield                                                        0.30%
30-Day Compound Yield                                                      0.30%

FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity                                                56 days

Figures quoted represent past performance, which is no guarantee of future results. Investment yields will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site -- www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Notes                      (9%)
U.S. Treasury Bills                     (91%)

MATURITY DISTRIBUTION(4) (AS OF MARCH 31, 2004)
-----------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 days                                 (8%)
2-14 days                                (8%)
15-29 days                              (14%)
30-59 days                              (32%)
60-89 days                              (18%)
90-179 days                             (20%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.07%.

      Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Treasury Retail Money Fund Average includes only retail funds that hold 100% in U.S.Treasury securities.

(3) Estimated monthly return (12th root of annualized discount rate), which is based on the discount rate quoted on the last business day of the month of 91-day U.S.Treasury Bills. These figures are calculated on a 365-day basis.

(4) Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Municipal Bonds & Notes - 99.95%

California - 96.51%
$     6,000,000   ABAG Finance Authority For Nonprofit Corporations California
                  Housing Revenue Series A Societe Generale LOC (Housing Revenue
                  LOC)@                                                                1.05%        07/01/2008     $     6,000,000
      9,865,000   ABAG Finance Authority For Nonprofit Corporations California
                  Mfhr GAIA Building Project Series A Collateralized By FNMA
                  (Housing Revenue LOC)@                                               1.05         09/15/2032           9,865,000
      3,900,000   Anaheim CA Housing Authority MFHR Collateralized By FNMA
                  (Multi-Family Housing Revenue LOC)@                                  1.05         07/15/2020           3,900,000
     10,244,000   Anaheim CA Housing Authority MFHR Fountain Anaheim Hills
                  Series A Collateralized By FNMA (Multi-Family Housing Revenue
                  LOC)@                                                                1.04         02/15/2033          10,244,000
      4,245,000   Anaheim CA Housing Authority MFHR Monterrey Apartments
                  Series B Collateralized By FNMA (Multi-Family Housing Revenue
                  LOC)@                                                                1.05         05/15/2027           4,245,000
      6,300,000   Anaheim CA Housing Authority MFHR Sea Wind Apartments Project
                  Series C Collateralized By FNMA (Multi-Family Housing Revenue
                  LOC)@                                                                1.04         07/15/2033           6,300,000
      8,160,000   Anaheim CA Public Financing Authority Lease Revenue FSA Insured
                  (Other Revenue LOC)@                                                 1.06         09/01/2024           8,160,000
     29,700,000   Antelope Valley CA Health Care District Series A
                  (Healthcare Facilities Revenue LOC)@                                 1.00         09/01/2017          29,700,000
     11,000,000   Buena Park CA MFHR Walden Glen Apartments Project Series A
                  (Multi-Family Housing Revenue LOC)@                                  1.04         02/15/2033          11,000,000
     13,000,000   California Cities Home Ownership Authority Housing Revenue
                  Lease Purchase Program Project Series A Collateralized By
                  FHLMC (Housing Revenue LOC)@                                         1.05         09/01/2006          13,000,000
      3,000,000   California Communities Housing Finance Agency Lease Revenue
                  Series A Collateralized By FHLMC (Housing Revenue LOC)@              1.05         02/01/2007           3,000,000
      2,420,000   California Educational Facilities Authority Revenue CTFS
                  Series 113 General Obligation of University (Educational
                  Facilities Revenue LOC)@                                             1.02         12/01/2027           2,420,000
     18,600,000   California Educational Facilities Authority Revenue Loyola
                  Marymount University Series B MBIA Insured (Educational
                  Facilities Revenue LOC)@                                             1.05         10/01/2027          18,600,000
      8,190,000   California Educational Facilities Authority Revenue Santa
                  Clara University Series B MBIA Insured (Educational Facilities
                  Revenue LOC)@                                                        1.05         02/01/2032           8,190,000
      6,805,000   California Health Facilities Authority Revenue Scripps Health
                  (Healthcare Facilities Revenue LOC)@                                 0.95         10/01/2022           6,805,000
      4,315,000   California HFA Revenue Home Mortgages Series U (Housing
                  Revenue LOC)@                                                        1.10         02/01/2017           4,315,000
      7,900,000   California HFA Revenue Home Mortgages Series U (Housing
                  Revenue LOC)@                                                        1.06         02/01/2031           7,900,000
     15,625,000   California HFA Revenue Home Mortgages FSA Insured (Housing
                  Revenue LOC)@                                                        1.06         02/01/2032          15,625,000
      6,800,000   California HFA Revenue Home Mortgages Series F FSA Insured
                  (Housing Revenue LOC)@                                               1.08         02/01/2034           6,800,000
      5,600,000   California HFA Revenue Home Mortgages Series M (Housing
                  Revenue LOC)@                                                        1.13         02/01/2025           5,600,000
     17,500,000   California HFA Revenue Home Mortgages Series M (Housing
                  Revenue LOC)@                                                        1.13         08/01/2033          17,500,000
      1,735,000   California HFA Revenue Series 112-A (Housing Revenue LOC)@           1.08         08/01/2026           1,735,000
     17,800,000   California HFA Revenue Series F (Housing Revenue LOC)@               1.10         02/01/2033          17,800,000
      2,400,000   California HFA Revenue Series R AMBAC Insured
                  (State Agency Housing Revenue LOC)@                                  1.13         08/01/2032           2,400,000
      4,345,000   California HFFA Revenue CTFS Series 26 FSA Insured
                  (Health Facilities Financing Authority Revenue LOC)@                 1.02         06/01/2022           4,345,000
      2,800,000   California HFFA Revenue Scripps Health Series A
                  Bank One NA LOC (Health Facilities Financing Authority
                  Revenue LOC)@                                                        1.03         10/01/2023           2,800,000
      1,170,000   California HFFA Revenue Series B (Healthcare Facilities
                  Revenue LOC)@                                                        1.00         08/01/2021           1,170,000
      6,500,000   California HFFA Revenue Series B AMBAC Insured
                  (Healthcare Facilities Revenue LOC)@                                 1.05         07/01/2012           6,500,000
      5,100,000   California HFFA Revenue Series B MBIA Insured
                  (Health Facilities Financing Authority Revenue LOC)@                 1.12         09/01/2028           5,100,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
California (continued)
$    15,500,000   California Infrastructure & Economic Development Bank Revenue
                  J Paul Getty Series D (Economic Development Revenue LOC)@            1.00%        04/01/2033     $    15,500,000
      3,800,000   California Infrastructure & Economic Development Revenue
                  San Francisco Ballet Association (Economic Development
                  Revenue LOC)@                                                        1.00         07/01/2032           3,800,000
      6,100,000   California Pollution Control Financing Solid Waste@                  1.08         11/01/2038           6,100,000
    101,000,000   California School Cash Reserve Program Authority Pool Series A
                  (Other Revenue LOC)                                                  2.00         07/06/2004         101,283,232
     36,800,000   California State Department of Water Reserve Power Supply
                  Revenuee Series C1 (Power Revenue LOC)@                              1.00         05/01/2022          36,800,000
     39,000,000   California State Department of Water Reserve Power Supply
                  Revenues Series C4 JPM LOC (Power Revenue LOC)@                      1.03         05/01/2022          39,000,000
     22,700,000   California State Department of Water Resources Series B-2
                  (Electric Revenue LOC)@                                              1.15         05/01/2022          22,700,000
      5,155,000   California State Department Water Reservation Power Supply
                  Revenue Rr II R 244 (Power Revenue LOC)@                             1.05         05/01/2011           5,155,000
      7,800,000   California State Department Water Reservation Power Supply
                  Revenue Series C11 (Electric Revenue LOC)@                           1.02         05/01/2022           7,800,000
     57,970,000   California State Department Water Reserve & Power Supply
                  Revenue Series B-1 Bank of New York LOC (Power
                  Revenue LOC)@                                                        1.12         05/01/2022          57,970,000
     21,585,000   California State Department Water Reserve Center Valley
                  Project Revenue Putters Series 127 FGIC Insured
                  (Water Revenue LOC)@                                                 1.17         12/01/2022          21,585,000
      4,200,000   California State Department Water Reserve Central Valley
                  Project Revenue Series R (Water Revenue LOC)@                        1.05         12/01/2021           4,200,000
      6,520,000   California State DWR Power Supply Revenue Series B3 (Power
                  Revenue LOC)@                                                        1.10         05/01/2022           6,520,000
     10,250,000   California State DWR Power Supply Revenue Series C 15
                  Bank of Nova Scotia LOC (Power Revenue LOC)@                         1.01         05/01/2022          10,250,000
      3,230,000   California State Economic Development Financing Authority
                  Industrial Development Revenue Serra Microchassis Project
                  US Bank NA LOC (Industrial Development Revenue LOC)@                 1.15         08/01/2027           3,230,000
      2,005,000   California State Economic Development Financing Authority
                  Industrial Development Revenue Serra Mission Project Series
                  A US Bank NA LOC (IndUStrial Development Revenue LOC)@               1.15         08/01/2027           2,005,000
      4,995,000   California State Floater CTFS Series 471x MBIA Insured
                  (Other Revenue LOC)@                                                 1.07         09/01/2024           4,995,000
      9,000,000   California State Floater PA 315 FSA Insured (Other
                  Revenue LOC)@                                                        1.08         12/01/2018           9,000,000
     11,445,000   California State Merlots-B 45 Wachovia Bank Insured
                  (Other Revenue LOC)@                                                 1.05         10/01/2029          11,445,000
     19,570,000   California State Public Works Board Lease Revenue CTFS
                  Series D AMBAC Insured (Lease Revenue LOC)@                          1.04         12/01/2019          19,570,000
      6,425,000   California State Putters Series 239z AMBAC Insured (Other
                  Revenue LOC)@                                                        1.06         12/01/2032           6,425,000
     40,000,000   California State Revenue Anticipation Notes                          2.00         06/23/2004          40,084,042
     15,090,000   California State Revenue Anticipation Notes@                         1.08         01/20/2031          15,090,000
     50,000,000   California State Revenue Anticipation Notes Subseries A-2            2.00         06/23/2004          50,105,052
      5,800,000   California Statewide CDA MFHR Arbor Ridge Apartments Series X
                  FNMA Insured (Housing Revenue LOC)@                                  1.02         11/15/2036           5,800,000
      6,400,000   California Statewide CDA MFHR Canyon Country Apartments
                  Series M Collateralized By FHLMC (Multi-Family Housing
                  Revenue LOC)@                                                        1.04         12/01/2034           6,400,000
      6,750,000   California Statewide CDA MFHR Crocker Oaks Apartments Project
                  Series H Collateralized By FNMA (Multi-Family Housing
                  Revenue LOC)@                                                        1.04         03/15/2034           6,750,000
      3,985,000   California Statewide CDA MFHR Granite Oaks Apartments Series R
                  Collateralized By FNMA (Multi-Family Housing
                  Revenue LOC)@                                                        1.04         10/15/2030           3,985,000
      2,160,000   California Statewide CDA MFHR Greenback Manor Apartments
                  Series A Collateralized By FHLB (Multi-Family Housing
                  Revenue LOC)@                                                        1.03         02/01/2028           2,160,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
California (continued)
$    17,200,000   California Statewide CDA MFHR IAC Project Series W-1 Bank of
                  America NA LOC (Multi-Family Housing Revenue LOC)@                   1.07%        08/01/2034     $    17,200,000
     13,000,000   California Statewide CDA MFHR IAC Project Series W-2 Bank of
                  America NA LOC (Multi-Family Housing Revenue LOC)@                   1.07         09/15/2029          13,000,000
        700,000   California Statewide CDA MFHR IAC Project Series W-3 Bank of
                  America NA LOC (Multi-Family Housing Revenue LOC)@                   1.07         04/01/2025             700,000
      6,560,000   California Statewide CDA Multi-family Revenue Lorena Terrace
                  Series DDD Citibank LOC@                                             1.08         12/01/2036           6,560,000
      3,530,000   California Statewide CDA PCR (Housing Revenue LOC)@                  1.09         05/15/2024           3,530,000
      2,000,000   California Statewide CDA Revenue CTFS Participation House Ear
                  Institute JP Morgan Chase & Company LOC (Lease
                  Revenue LOC)@                                                        1.12         12/01/2018           2,000,000
     37,000,000   California Statewide CDA Revenue TRAN Series A-1 FSA Insured
                  (Property Tax Revenue LOC)                                           2.00         06/30/2004          37,100,995
     16,190,000   California Statewide CDA Solid Waste Facilities Revenue
                  Chevron USA Project Chevron Corporation LOC (Industrial
                  Development Revenue LOC)@                                            1.14         12/15/2024          16,190,000
      5,455,000   California Statewide Communities Development Authority Revenue
                  Series A 02 FHA Insured (Healthcare Facilities
                  Revenue LOC)@                                                        1.05         04/20/2036           5,455,000
     16,420,000   Camarillo CA MFHR Hacienda De Camarillo Project Collateralized
                  By FNMA (Multi-Family Housing Revenue LOC)@                          1.04         10/15/2026          16,420,000
      6,500,000   Camarillo CA MFHR Heritage Park Project Series A
                  Collateralized By FNMA Remarketed 09 29 94 (Multi-Family
                  Housing Revenue LOC)@                                                1.05         07/15/2019           6,500,000
      3,335,000   Carson CA Redevelopment Agency Series 2076 MBIA Insured
                  (Tax Incremental Revenue LOC)@                                       1.05         10/01/2019           3,335,000
      5,000,000   Castaic Union School District California CTFS Participation
                  School Facility Bridge Funding Program FSA Insured
                  (Educational Facilities Revenue LOC)@                                1.00         09/01/2036           5,000,000
      5,900,000   Central University School District CA CTFS Participation
                  (Educational Facilities Revenue LOC)@                                3.50         01/01/2035           6,000,890
     13,900,000   City of Newport Beach CA Health Care Revenue Hoag Memorial
                  Hospital Series C (Healthcare Facilities Revenue LOC)@               1.12         10/01/2026          13,900,000
      5,100,000   Colton CA Redevelopment Agency CTFS Participation Las
                  Palomas Association Project City National Bank LOC (Industrial
                  Development Revenue LOC)@                                            1.00         11/01/2015           5,100,000
      5,975,000   Compton CA University School District Merlots Series B39
                  MBIA Insured (Property Tax Revenue LOC)@                             1.05         09/01/2027           5,975,000
     12,520,000   Contra Costa County CA Home Mortgage Revenue CTFS Series A
                  (Housing Revenue LOC)@                                               1.09         12/01/2010          12,520,000
      3,200,000   Contra Costa County CA MFHR Delta Square Apartments Project
                  Series H Collateralized By FNMA (Multi-Family Housing
                  Revenue LOC)@                                                        1.01         10/15/2029           3,200,000
        745,000   Contra Costa County CA MFHR El Cerrito Royale Project Series A
                  Bank of America LOC (Multi-Family Housing Revenue LOC)@              1.05         12/01/2017             745,000
      3,300,000   Contra Costa County CA MFHR Lafayette Town Center Apartments
                  Series I Collateralized By FNMA (Multi-Family Housing
                  Revenue LOC)@                                                        1.04         07/15/2032           3,300,000
      9,610,000   Contra Costa County CA Multi-Family Housing Revenue GNMA
                  Del Norte Apartments A (Housing Revenue LOC)@                        1.07         10/01/2033           9,610,000
      1,550,000   Covina CA Redevelopment Agency MFHR Shadowhills Apartments
                  Series A Collateralized By FNMA (Multi-Family Housing
                  Revenue LOC)@                                                        1.00         12/01/2015           1,550,000
      2,390,000   Eagle Tax-Exempt Trust CTF Series 950501 (California
                  State) MBIA Insured (Other Revenue LOC)@                             1.07         02/01/2006           2,390,000
      4,000,000   Eagle Tax-Exempt Trust CTF Series 970503 (California State
                  Public Works Board Lease Revenue Series C) AMBAC Insured
                  (Lease Revenue LOC)@                                                 1.05         09/01/2017           4,000,000
      4,400,000   Escondido CA Community Development Common CTFS Participation
                  LOC (Industrial Development Revenue LOC)@                            1.05         10/01/2016           4,400,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
California (continued)
$    12,500,000   Fremont CA TRAN                                                      2.00%        10/29/2004     $    12,569,153
      6,835,000   Garden Grove CA Housing Authority MFHR Floats Pt 1385
                  Collateralized By GNMA (Multi-Family Housing Revenue LOC)@           1.08         03/23/2006           6,835,000
     16,700,000   Golden Gate Bridge                                                   0.93         06/10/2004          16,700,000
      1,755,000   Goleta CA Water District Revenue Cop Roc Series Rr-Ii-R 2050
                  (Water Revenue LOC)@                                                 1.05         12/01/2022           1,755,000
      3,700,000   Hayward CA MFHR Tennyson Gardens Apartments
                  Project Series A US Bank NA LOC (Housing Revenue LOC)@               1.15         08/01/2032           3,700,000
      1,000,000   Hemet CA MFHR Sunwest Retirement Series A Collateralized
                  By FHLMC (Multi-Family Housing Revenue LOC)@                         1.01         01/01/2025           1,000,000
     17,014,000   Irvine CA Impt Bd Act 1915 District 85-7-I (Special Tax
                  Revenue LOC)@                                                        1.05         09/02/2011          17,014,000
      1,760,000   Irvine CA Industrial Revenue Irvine East Investment
                  Company Project Bank of America NA LOC (Industrial Development
                  Revenue LOC)@                                                        1.00         12/01/2005           1,760,000
     25,000,000   Kern County CA Tran (Tax Revenue LOC)                                2.00         06/03/2004          25,045,245
      5,500,000   Lancaster CA Redevelopment Agency MFHR 20th Street Apartments
                  Project Series C Collateralized By FNMA (Housing Revenue LOC)@       1.01         12/01/2026           5,500,000
      4,200,000   Livermore CA MFHR Series 1989a Mortgage Remarketed
                  Portola Meadows Project FHLMC Insured (Housing Revenue LOC)@         1.05         05/01/2019           4,200,000
      4,450,000   Livermore CA Redevelopment Agency MFHR Series 2002a Livermore
                  Apartments Project Bank of America NA LOC (Multi-Family
                  Housing Revenue LOC)@                                                1.15         11/01/2040           4,450,000
      2,800,000   Long Beach CA Harbor Revenue P-Floats-Pa 651 (Airport
                  Revenue LOC)@                                                        1.08         05/15/2019           2,800,000
      2,135,000   Long Beach CA Harbor Revenue Series 418 FGIC Insured (Airport
                  Revenue LOC)@                                                        1.07         05/15/2020           2,135,000
      4,500,000   Long Beach CA Harbor Revenue Series A (Airport Revenue LOC)@         4.00         05/15/2027           4,529,522
     19,000,000   Long Beach CA TRAN (Tax Revenue LOC)                                 1.50         10/04/2004          19,050,627
     20,000,000   Los Angeles CA Community Redevelopment Agency MFHR Second &
                  Central Apartments Project (Housing Revenue LOC)@                    1.03         12/01/2038          20,000,000
      7,140,000   Los Angeles CA Community Redevelopment Agency MFHR Series A
                  Rowan Lofts Project FNMA Insured (Housing Revenue LOC)@              1.04         12/01/2034           7,140,000
     12,000,000   Los Angeles CA Convention & Exhibition Center Authority Lease
                  Revenue Series C-1 AMBAC Insured (Lease Revenue LOC)@                0.97         08/15/2021          12,000,000
      6,305,000   Los Angeles CA Convention & Exhibition Center Authority Lease
                  Revenue Series D AMBAC Insured (Lease Revenue LOC)@                  0.97         08/15/2021           6,305,000
     10,600,000   Los Angeles CA Department Water & Power Electric Revenue
                  Series 143 MBIA Insured (Electric Plant Revenue LOC)@                1.17         02/15/2024          10,600,000
      6,995,000   Los Angeles CA Harbor Department Revenue Transportation
                  Receipts Class F Series 7 MBIA Insured (Harbor Department
                  Revenue LOC)@                                                        1.05         11/01/2026           6,995,000
      2,500,000   Los Angeles CA MFHR Fountain Park Project Series P
                  (Multi-Family Housing Revenue LOC)@                                  1.01         04/15/2033           2,500,000
      3,700,000   Los Angeles CA MFHR La Brea Apartment Project Series G
                  Citibank NA LOC (Multi-Family Housing Revenue LOC)@                  1.01         12/01/2030           3,700,000
        100,000   Los Angeles CA MFHR Loans To Lenders Program Series A FHLB LOC
                  (Multi-Family Housing Revenue LOC)@                                  1.15         08/01/2026             100,000
      5,300,000   Los Angeles CA MFHR Masselin Manor Housing Project Bank
                  of America NT & SA LOC (Multi-Family Housing Revenue LOC)@           1.05         07/01/2015           5,300,000
     18,280,000   Los Angeles CA Union School District Merlots Series A22
                  (Property Tax Revenue LOC)@                                          1.05         07/01/2022          18,280,000
      4,995,000   Los Angeles CA Union School District Merlots Series B12
                  (General Obligation - School Districts LOC)@                         1.05         01/01/2027           4,995,000
     84,500,000   Los Angeles CA Union School District Tran Series A
                  (Tax Revenue LOC)                                                    2.00         07/01/2004          84,722,154
     21,000,000   Los Angeles CA University School District Series A2 (Other
                  Revenue LOC)                                                         1.50         07/01/2004          21,026,507

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
California (continued)
$     4,995,000   Los Angeles CA Wastewater System Sewer Revenue Rocs Rr Ii R 4034
                  (Sewer Revenue LOC)@                                                 1.05%        06/01/2022     $     4,995,000
$    10,000,000   Los Angeles CA Wastewater System Sewer Revenue Series B FGIC
                  Insured (Water & Wastewater Authority Revenue LOC)@                  1.15         12/01/2031          10,000,000
      5,995,000   Los Angeles CA Water & Power Revenue Series 182 FSA Insured
                  (Water Revenue LOC)@                                                 1.04         07/01/2022           5,995,000
     10,595,000   Los Angeles CA Water & Power Revenue Series 184 FSA Insured
                  (Water Revenue LOC)@                                                 1.04         07/01/2022          10,595,000
     38,030,000   Los Angeles CA Water & Power Revenue Series (Electric Revenue
                  873 LOC)@                                                            1.04         07/01/2011          38,030,000
     38,300,000   Los Angeles CA Water & Power Revenue Subseries B-1 Dexia
                  Insured (Water Revenue LOC)@                                         1.00         07/01/2035          38,300,000
     18,670,000   Los Angeles County CA Metropolitan Transportation Authority
                  Revenue FSA Insured (Transportation Revenue LOC)@                    1.05         07/01/2016          18,670,000
     20,200,000   Los Angeles County CA Metropolitan Transportation Authority
                  Revenue FSA Insured (Transportation Revenue LOC)@                    1.05         07/01/2021          20,200,000
     10,000,000   Los Angeles County CA Metropolitan Transportation Authority
                  Revenue FSA Insured (Transportation Revenue LOC)@                    1.05         07/01/2025          10,000,000
      3,100,000   Los Angeles County CA Metropolitan Transportation Authority
                  Sales Tax Revenue Series R 265 FSA LOC (Sales Tax
                  Revenue LOC)@                                                        1.00         07/01/2018           3,100,000
      3,000,000   Los Angeles County CA MFHR Authority Revenue P Float PT 639
                  (Housing Revenue LOC)@                                               1.11         10/01/2031           3,000,000
     12,800,000   Los Angeles County CA Schools TRAN Series A (Tax Allocation
                  Revenue LOC)                                                         1.75         06/30/2004          12,825,880
     10,200,000   Los Angeles County Housing Authority Multi-Family Revenue
                  Bonds (Housing Revenue LOC)@                                         1.05         09/01/2030          10,200,000
      3,100,000   Los Angeles County Metropolitan Transportation Authority
                  Tax Revenue Refunding Series A@                                      1.00         07/01/2020           3,100,000
      9,600,000   Msr Public Power Agency California San Juan Project Revenue
                  Adj Sub Lien Series D (Electric Revenue LOC)@                        1.00         07/01/2018           9,600,000
     17,900,000   Metropolitan Water Distict Southern California Waterworks
                  Revenue Series C1 Dexia LOC (Water Revenue LOC)@                     1.00         07/01/2030          17,900,000
      9,055,000   Metropolitan Water District Southern CA Waterworks Revenue
                  MBIA Insured (Water Revenue LOC)@                                    1.06         07/01/2030           9,055,000
      4,945,000   Metropolitan Water District Southern CA Waterworks Revenue
                  Merlots A21 (Water Revenue LOC)@                                     1.05         07/01/2021           4,945,000
     12,530,000   Metropolitan Water District Southern CA Waterworks Revenue
                  Series A2 JP Morgan Chase Bank Insured (Water Revenue LOC)@          1.00         07/01/2023          12,530,000
     50,000,000   Metropolitan Water District Southern California Waterworks
                  Revenue Series C3 (Water Revenue LOC)@                               0.99         07/01/2030          50,000,000
      9,085,000   Milpitas CA Redevelopment Agency@                                    1.05         09/01/2021           9,085,000
     11,100,000   Modesto CA Irrigation District Financing Authority Revenue
                  Series SG 66 MBIA Insured (Electric Revenue LOC)@                    1.06         10/01/2015          11,100,000
      6,600,000   Modesto CA MFHR Live Oak Apartments Project Collateralized By
                  FNMA (Housing Revenue LOC)@                                          1.05         09/15/2024           6,600,000
      5,620,000   Modesto CA PFA Lease Revenue Series 354 AMBAC Insured
                  (Lease Revenue LOC)@                                                 1.02         09/01/2029           5,620,000
      6,850,000   MSR Public Power Agency CA Utility Tax Revenue San Juan
                  Project Series F MBIA Insured (Power Revenue LOC)@                   1.09         07/01/2022           6,850,000
      2,700,000   Municipal Securities Trust Series 2001 136  (Airport Revenue
                  Cl A LOC)++@                                                         1.11         12/06/2018           2,700,000
      2,400,000   Newport Beach CA Revenue HOAG Memorial Hospital Series A
                  (Healthcare Facilities Revenue LOC)@                                 1.12         10/01/2026           2,400,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
California (continued)
$    19,700,000   Newport Beach CA Revenue HOAG Memorial Hospital Series B
                  (Healthcare Facilities Revenue LOC)@                                 1.12%        10/01/2026     $    19,700,000
      2,965,000   Norwalk La Mirada CA Union School District Series A (Property
                  Tax Revenue LOC)                                                     2.00         08/01/2004           2,976,563
      3,500,000   Orange County CA Apartment Development Niguel Summit 2 Series
                  (Housing Revenue LOC)@                                               1.00         11/01/2009           3,500,000
     11,800,000   Orange County CA Apartment Development Revenue Bluffs
                  Apartment Project Series C FHLMC LOC (Housing Revenue LOC)@          1.01         12/01/2029          11,800,000
      1,600,000   Orange County CA Apartment Development Revenue Issue G Series
                  2 FNMA LOC (Housing Revenue LOC)@                                    1.01         11/15/2028           1,600,000
      4,000,000   Orange County CA Apartment Development Revenue Park Ridge
                  Villas Project FNMA LOC (Housing Revenue LOC)@                       1.01         11/15/2028           4,000,000
     15,400,000   Orange County CA Apartment Development Revenue Project Park
                  Place Apartments Issue A FHLB Insured (Housing Revenue LOC)@         1.04         04/01/2024          15,400,000
      9,000,000   Orange County CA Apartment Development Revenue Series A FHLMC
                  LOC (Housing Revenue LOC)@                                           1.01         12/01/2006           9,000,000
     26,205,000   Orange County CA Apartment Development Revenue Series B Aliso
                  Creek Project FHLMC LOC (Housing Revenue LOC)@                       0.95         11/01/2022          26,205,000
      7,449,000   Orange County CA Apartment Development Revenue Series D Harbor
                  Pointe Project FHLMC LOC (Housing Revenue LOC)@                      1.01         12/01/2022           7,449,000
     10,013,000   Orange County CA Improvement Assessment District Number 88
                  Series 1 Kbc Bank NV LOC (Special Tax Revenue LOC)@                  1.12         09/02/2018          10,013,000
     16,120,000   Orange County CA Sanitation Districts COP AMBAC Insured (Lease
                  Revenue LOC)@                                                        1.00         08/01/2013          16,120,000
      3,050,000   Orange County CA Special Financing Authority Teeter Plan
                  Revenue Series 1995d AMBAC Insured (Property Tax Revenue
                  LOC)@                                                                1.05         11/01/2014           3,050,000
      7,475,000   Orange County CA Special Financing Authority Teeter Plan
                  Revenue Series B AMBAC Insured (Property Tax Revenue LOC)@           1.05         11/01/2014           7,475,000
      8,100,000   Orange County CA Special Financing Authority Teeter Plan
                  Revenue Series E AMBAC Insured (Property Tax Revenue LOC)@           1.05         11/01/2014           8,100,000
     24,900,000   Orange County CA Water District Series 2003A Lloyds LOC (Water
                  Revenue LOC)@                                                        1.01         08/01/2042          24,900,000
      5,000,000   Pacific CA HFA Lease Revenue Series A FHLMC Insured (Housing
                  Revenue LOC)@                                                        1.05         02/01/2007           5,000,000
     20,000,000   Port of Oakland CA                                                   1.00         04/06/2004          20,000,000
      2,500,000   Port of Oakland CA                                                   0.95         04/07/2004           2,500,000
     10,000,000   Port of Oakland CA                                                   1.00         04/07/2004          10,000,000
     14,300,000   Port of Oakland CA                                                   1.00         04/08/2004          14,300,000
     26,313,000   Port of Oakland CA                                                   1.00         04/08/2004          26,313,000
      4,995,000   Port of Oakland CA Transportation Revenue FGIC Insured
                  (Transportation Revenue LOC)@                                        1.08         05/01/2008           4,995,000
      7,285,000   Port of Oakland CA Transportation Revenue MBIA Insured
                  (Transportation Revenue LOC)@                                        1.08         05/01/2010           7,285,000
     18,290,000   Port of Oakland CA Transportation Revenue Series 5 FGIC
                  Insured (Transportation Revenue LOC)@                                1.02         11/01/2012          18,290,000
      8,495,000   Port of Oakland CA Transportation Revenue Series K FGIC
                  Insured (Airport Revenue LOC)@                                       1.05         11/01/2021           8,495,000
      4,305,000   Poway CA Redevelopment Agency Tax Allocation Revenue Series R
                  2046 MBIA Insured (Tax Allocation Revenue LOC)@                      1.05         06/15/2020           4,305,000
      2,690,000   Rancho Mirage CA JT Powers Financing Authority Certificates of
                  Participation Eisenhower Medical Center Project (Power Revenue
                  LOC)@                                                                0.95         07/01/2022           2,690,000
      1,685,000   Redondo Beach CA Public Financing Authority Tax Allocation
                  Revenue Aviation High Redevelopment Project Allied Irish Bank
                  plc LOC (Property Tax Revenue LOC)@                                  1.02         07/01/2030           1,685,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
California (continued)
$     8,100,000   Riverside County CA Community Facilities District Series 88-4
                  KBC Bank LOC (Special Tax Revenue LOC)@                              1.08%         09/01/2014    $     8,100,000
      4,900,000   Riverside County CA IDA Bank of America NA LOC (Industrial
                  Development Revenue LOC)@                                            1.05          06/01/2026          4,900,000
     22,400,000   Riverside - San Bernadino CA Housing & Finance Agency Lease
                  Revenue Series A Societe Generale LOC (Housing
                  Revenue LOC)@                                                        1.05          07/01/2006         22,400,000
      3,000,000   Roaring Fork Municipal Products Limited Liability Corporation
                  Series 2000-12 Class A (Municipal LOC)@                              1.08          03/01/2034          3,000,000
     25,000,000   Sacramento CA City Union School District Tax & Revenue Antic
                  Notes 2003-04 (General Obligation - School Districts LOC)            2.00          11/12/2004         25,144,401
     18,000,000   Sacramento CA Union School District CTFS Partners FSA Insured
                  (General Obligation - School Districts LOC)@                         1.00          07/01/2031         18,000,000
      7,000,000   Sacramento County CA HFA MFHR Arlington Creek Apartment
                  Series 1 Collateralized By FNMA (Housing Revenue LOC)@               1.04          05/15/2034          7,000,000
      6,300,000   Sacramento County CA HFA MFHR Hidden Oaks Apartments Project
                  Series C Collateralized By FNMA (Housing Revenue LOC)@               1.04          05/15/2029          6,300,000
      6,000,000   Sacramento County CA Housing Authority MFHR Normandy Park
                  Apartments Series A (Housing Revenue LOC)@                           1.04          02/15/2033          6,000,000
      2,000,000   Sacramento County CA MFHR Suncreek Apartments Project Series
                  A (Housing Revenue LOC)@                                             1.01          04/01/2026          2,000,000
      7,600,000   Sacramento County CA Sanitation District Financing Authority
                  Revenue Subordinate Lien Sacramento Regulation C Credit
                  Agricole Indosuez LOC (Sewer Revenue LOC)@                           1.03          12/01/2030          7,600,000
      6,115,000   San Bernadino County CA MFHR Green Valley Apartments Project
                  Series A Collateralized By FNMA (Housing Revenue LOC)@               1.01          05/15/2029          6,115,000
      5,400,000   San Bernadino County CA MFHR Sycamore Terrace Project Series
                  A Collateralized By FNMA (Housing Revenue LOC)@                      1.01          05/15/2029          5,400,000
      3,395,000   San Diego CA Area HFA Lease Revenue Series B Collateralized
                  By FNMA (Housing Revenue LOC)@                                       1.05          06/01/2006          3,395,000
     14,825,000   San Diego CA HFA MFHR Stratton Apartments Project Series A
                  Collateralized By FNMA (Housing Revenue LOC)@                        1.04          01/15/2033         14,825,000
     22,530,000   San Diego CA MFHR Collateralized By FHLMC (Housing Revenue
                  LOC)@                                                                1.06          09/01/2004         22,530,000
     32,595,000   San Diego CA MFHR Collateralized By FHLMC (Housing Revenue
                  LOC)@                                                                1.06          03/01/2032         32,595,000
     10,200,000   San Diego CA MFHR Collateralized By FNMA (Housing Revenue
                  LOC)@                                                                1.00          08/01/2014         10,200,000
     19,130,000   San Diego CA Public Facilities Financing Authority Sewer
                  Revenue Series SG 130 (Water & Sewer Revenue LOC)@                   1.04          05/15/2029         19,130,000
      5,430,000   San Diego CA Public Facilities Financing Authority Water
                  Revenue Class A (Water Revenue LOC)@                                 1.05          08/01/2012          5,430,000
      6,621,000   San Diego CA Union School District Floaters Series 759 FSA
                  Insured (Property Tax Revenue LOC)@                                  1.02          07/01/2026          6,621,000
     11,580,000   San Diego CA Union School District Series PA-804 (Educational
                  Facilities Revenue LOC)@                                             1.04          07/01/2022         11,580,000
      5,826,000   San Diego California Union School District Series 758
                  (Educational Facilities Revenue LOC)@                                1.02          07/01/2027          5,826,000
      1,500,000   San Francisco CA City & County Airport Community
                  International Airport Revenue Series 8B FGIC Insured (Airport
                  Revenue LOC)@                                                        6.10          05/01/2020          1,521,202
      4,975,000   San Francisco CA City & County CTFS Series C-6 (Property Tax
                  Revenue LOC)@                                                        1.04          06/15/2007          4,975,000
     10,695,000   San Francisco City & County Public Utilities Commission For
                  Clean Water Merlots Series B20 MBIA Insured (Water & Sewer
                  Revenue LOC)@                                                        1.05          10/01/2022         10,695,000
      1,500,000   San Jose CA MFHR Almaden Lake Village Apartments Project
                  Series A Collateralized By FNMA (Multi-Family Housing Revenue
                  LOC)@                                                                1.05          03/01/2032          1,500,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
California (continued)
$    19,000,000   San Jose CA MFHR Evans Lane Apartments Project Series H Bank
                  of America NA LOC (Multi-Family Housing Revenue LOC)@                1.08%        04/15/2036     $    19,000,000
      2,000,000   San Jose CA Redevelopment Agency Tax Allocation Putters
                  Series 158z Morgan Guaranty LOC (Special Tax Revenue LOC)@           1.03         08/01/2014           2,000,000
      6,857,500   San Jose CA Union School District Santa Clara County Floaters
                  Series 761 FSA Insured (Property Tax Revenue LOC)@                   1.02         08/01/2027           6,857,500
      8,690,000   San Jose-Santa Clara CA Water Financing Authority Sewer
                  Revenue Floats-SG-49 (Water & Sewer Revenue LOC)@                    1.04         11/15/2020           8,690,000
      2,200,000   San Leandro CA MFHR Haas Avenue Apartments Series B Security
                  Pacific National LOC (Multi-Family Housing Revenue LOC)@             1.00         10/01/2007           2,200,000
      6,720,000   San Marcos CA PFA Tax Allocation Revenue Seires 1178 FGIC
                  Insured (Tax Incremental Revenue LOC)@                               1.04         08/01/2011           6,720,000
      6,720,000   San Marcos CA PFA Tax Allocation Revenue Series 1161 FGIC
                  Insured (Tax Incremental Revenue LOC)@                               1.04         02/01/2011           6,720,000
      5,800,000   Santa Ana CA Health Facility Revenue Multi-Modal Town &
                  Country Project BNP Paribas LOC (Healthcare Facilities
                  Revenue Loc)@                                                        1.12         10/01/2020           5,800,000
      9,000,000   Santa Barbara County CA TRAN Series A (Tax Revenue LOC)              2.00         07/23/2004           9,033,079
      5,835,000   Santa Clara CA Electric Revenue Series A AMBAC Insured
                  (Electric Revenue LOC)@                                              1.00         07/01/2010           5,835,000
      2,245,000   Santa Clara CA Electric Revenue Series B AMBAC Insured
                  (Electric Revenue LOC)@                                              1.00         07/01/2010           2,245,000
      5,900,000   Santa Clara County CA MFHR Benton Park Center Apartments
                  Project Series A Collateralized By FNMA (Multi-Family Housing
                  Revenue LOC)@                                                        1.01         12/15/2025           5,900,000
      3,400,000   Santa Clara County CA MFHR Foxchase Apartments Project Series
                  E FGIC Insured Remarketed 03/17/94 (Multi-Family Housing
                  Revenue LOC)@                                                        1.05         11/15/2017           3,400,000
      6,150,000   Simi Valley CA MFHR Series A (Multi-Family Housing Revenue
                  LOC)@                                                                1.01         07/01/2023           6,150,000
     30,595,000   South Orange County CA PFA Special Tax Revenue Series 146
                  (Tax Revenue LOC)@                                                   1.17         08/15/2015          30,595,000
     15,135,000   Southern CA Public Power Authority Power Revenue Series B
                  (Electric Revenue LOC)@                                              1.01         07/01/2009          15,135,000
      5,315,000   Southern California Public Power Authority Power Project
                  Revenue Series PA 1172 (Electric Plant Revenue LOC)@                 1.04         07/01/2011           5,315,000
      5,000,000   Southern California Public Power Authority Transmission
                  Project Revenue Southern Transmission Series A (Other Revenue
                  LOC)@                                                                1.00         07/01/2021           5,000,000
      7,100,000   Stanford University                                                  0.90         05/10/2004           7,100,000
     14,600,000   Stanford University                                                  0.90         05/24/2004          14,600,000
      2,500,000   Stockton CA Health Facilities Revenue Series A (Healthcare
                  Facilities Revenue LOC)@                                             1.10         12/01/2032           2,500,000
        800,000   Tulare CA Local Health Care District Health Facility Revenue
                  (Healthcare Facilities Revenue LOC)@                                 1.10         12/01/2032             800,000
      4,750,000   Turlock CA Irrigation District COP Capital Improvement
                  Project Societe Generale LOC (Lease Revenue LOC)@                    1.12         01/01/2031           4,750,000
      6,100,000   University CA Education Facilities Revenue Series 480 MBIA
                  Insured (Educational Facilities Revenue LOC)@                        1.05         09/01/2022           6,100,000
     15,000,000   University of California                                             0.90         05/06/2004          15,000,000
      8,900,000   University of California                                             0.90         05/07/2004           8,900,000
      5,800,000   University of California                                             0.92         05/19/2004           5,800,000
     12,300,000   University of California                                             0.93         06/04/2004          12,300,000
      9,000,000   University of California                                             0.92         06/07/2004           9,000,000
      5,700,000   University of California                                             0.95         06/08/2004           5,700,000
     13,800,000   University of California                                             0.93         06/09/2004          13,800,000
     12,600,000   University of California                                             0.93         06/09/2004          12,600,000
      6,300,000   University of California                                             0.95         06/09/2004           6,300,000
     18,550,000   University of California                                             0.98         06/10/2004          18,550,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
California (continued)
$     4,900,000   University of California Revenue Series B                            2.00%        05/15/2004     $     4,906,220
      4,700,000   Vallejo CA MFHR Hillside Terrace Apartments Series A
                  Collaterized By FNMA (Housing Revenue LOC)@                          1.05         03/15/2027           4,700,000
      5,500,000   Ventura County CA Public Financing                                   0.90         05/13/2004           5,500,000
      2,400,000   Ventura County CA Public Financing                                   0.92         08/11/2004           2,400,000
     18,000,000   Vernon CA Electric Systems Malburg
                  Project Series B (Electric Revenue LOC)@                             1.00         04/01/2033          18,000,000

                                                                                                                     2,538,342,264
                                                                                                                   ---------------

Guam - 0.04%
      1,000,000   Guam Government Limited Obligation Revenue Series A
                  (Sales Tax Revenue LOC)                                              5.25         11/01/2004           1,024,139
                                                                                                                   ---------------

Other - 1.83%
     17,995,000   ABN AMRO Munitops CTFS Tr 1998-20 Munitops Certificates AMBAC
                  Insured (Other Revenue LOC)@                                         1.08      07/05/2006             17,995,000
     13,176,000   ABN AMRO Munitops CTFS Tr 1998-25 Munitops Certificates FGIC
                  Insured (Other Revenue LOC)@                                         1.08      07/05/2006             13,176,000
     17,000,000   ABN AMRO Munitops CTFS Tr 2000-5 Munitops Certificates FGIC
                  Insured (Other Revenue LOC)++@                                       1.12      05/07/2008             17,000,000

                                                                                                                        48,171,000
                                                                                                                   ---------------

Puerto Rico - 1.57%
      7,200,000   Eagle Tax-Exempt Trust CTF 20015101 Class A (Puerto Rico
                  Commonwealth Infrastructure Financing Authority Series A)
                  (Other Revenue LOC)@                                                 1.05      10/01/2034              7,200,000
     10,000,000   Eagle Tax-Exempt Trust CTF 20025102 Class A (Puerto Rico
                  Commonwealth Highway & Transportation Revenue Series D) FSA
                  Insured (Toll Road Revenue LOC)@                                     1.05      07/01/2027             10,000,000
      5,000,000   Puerto Rico Commonwealth Highway & Transportation Authority
                  Revenue Series 2 MBIA Insured (Transportation Revenue
                  LOC)@                                                                1.05      07/01/2038              5,000,000
      4,995,000   Puerto Rico Commonwealth Infrastructure Financing Authority
                  Series 86 (Sales Tax Revenue LOC)@                                   1.02      07/01/2015              4,995,000
      8,000,000   Puerto Rico Commonwealth Merlots Series A44@                         1.05      07/01/2029              8,000,000
      6,135,000   Puerto Rico Commonwealth Public Buildings Authority Revenue
                  Series 416 FSA LOC (Lease Revenue LOC)@                              1.02      07/01/2021              6,135,000

                                                                                                                        41,330,000
                                                                                                                   ---------------

Total Municipal Bonds & Notes (Cost $2,628,867,403)                                                                  2,628,867,403
                                                                                                                   ---------------

Total Investments in Securities
(Cost $2,628,867,403)*                       99.95%                                                                $ 2,628,867,403

Other Assets and Liabilities, Net             0.05                                                                       1,305,988
                                            ------                                                                 ---------------

Total Net Assets                            100.00%                                                                $ 2,630,173,391
                                            ------                                                                 ---------------

+/-   Variable rate securities.

@ These variable rate securities are subject to a demand feature which reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Agency Notes - Interest Bearing - 39.54%
Federal Farm Credit Bank - 5.91%
$   100,000,000   FFCB+/-                                                              0.98%        04/07/2004     $    99,999,247
    100,000,000   FFCB+/-                                                              1.00         06/02/2004          99,999,147
    100,000,000   FFCB+/-                                                              0.99         07/16/2004         100,000,000
    100,000,000   FFCB+/-                                                              0.98         11/15/2004          99,987,493

                                                                                                                       399,985,887
                                                                                                                   ---------------

Federal Home Loan Bank - 15.68%
      7,030,000   FHLB                                                                 1.13         04/07/2004           7,029,826
     28,150,000   FHLB                                                                 1.25         04/15/2004          28,150,348
     36,350,000   FHLB                                                                 3.75         04/15/2004          36,384,992
     76,375,000   FHLB                                                                 4.88         04/16/2004          76,490,434
     21,000,000   FHLB                                                                 3.38         05/14/2004          21,054,398
     38,330,000   FHLB                                                                 4.88         05/14/2004          38,497,855
    100,000,000   FHLB+/-                                                              0.96         05/27/2004          99,993,837
    149,000,000   FHLB                                                                 3.38         06/15/2004         149,655,110
    111,575,000   FHLB                                                                 4.75         06/28/2004         112,539,032
    125,000,000   FHLB+/-                                                              0.98         07/14/2004         124,992,864
    115,000,000   FHLB+/-                                                              1.00         08/11/2004         114,991,200
     10,000,000   FHLB                                                                 6.25         08/13/2004          10,187,600
     25,000,000   FHLB                                                                 3.63         10/15/2004          25,336,861
     10,250,000   FHLB                                                                 2.00         11/15/2004          10,288,478
      8,300,000   FHLB                                                                 4.13         11/15/2004           8,439,684
     47,000,000   FHLB                                                                 1.30         01/28/2005          46,991,424
     25,000,000   FHLB                                                                 1.32         02/18/2005          25,013,444
    125,000,000   FHLB+/-                                                              0.99         10/05/2005         124,901,025

                                                                                                                     1,060,938,412
                                                                                                                   ---------------

Federal Home Loan Mortgage Corporation - 5.25%
     62,995,000   FHLMC                                                                3.75         04/15/2004          63,057,850
     43,607,000   FHLMC                                                                3.00         07/15/2004          43,833,647
     97,962,000   FHLMC                                                                6.25         07/15/2004          99,381,585
     47,000,000   FHLMC                                                                1.40         11/03/2004          47,000,000
     50,000,000   FHLMC                                                                3.25         11/15/2004          50,648,541
     50,000,000   FHLMC                                                                3.88         02/15/2005          51,142,430

                                                                                                                       355,064,053
                                                                                                                   ---------------

Federal National Mortgage Association - 12.17%
     33,975,000   FNMA                                                                 3.63         04/15/2004          34,007,639
     10,000,000   FNMA                                                                 5.63         05/14/2004          10,052,475
     18,967,000   FNMA                                                                 3.00         06/15/2004          19,035,853
    100,000,000   FNMA+/-                                                              1.00         01/03/2005          99,980,978
     75,000,000   FNMA+/-                                                              1.03         01/03/2005          74,985,741
    100,000,000   FNMA+/-                                                              1.03         01/07/2005          99,969,434
    150,000,000   FNMA+/-                                                              1.01         01/28/2005         149,968,866
     75,000,000   FNMA+/-                                                              1.02         01/28/2005          74,981,345
    110,000,000   FNMA+/-                                                              1.06         06/03/2005         109,999,921
    100,000,000   FNMA+/-                                                              1.03         06/09/2005          99,983,957
     50,000,000   FNMA+/-                                                              0.98         10/03/2005          49,950,845

                                                                                                                       822,917,054
                                                                                                                   ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Student Loan Marketing Association - 0.53%
$    35,750,000   SLMA                                                                 5.00%        06/30/2004     $    36,081,577
                                                                                                                   ---------------

Total Agency Notes - Interest Bearing (Cost $2,674,986,983)                                                          2,674,986,983
                                                                                                                   ---------------

Agency Notes - Discount - 28.57%
Federal Farm Credit Bank - 0.92%
     19,000,000   FFCB^                                                                1.26         08/02/2004          18,918,205
     44,000,000   FFCB^                                                                1.09         09/15/2004          43,777,519

                                                                                                                        62,695,724
                                                                                                                   ---------------

Federal Home Loan Bank - 3.35%
    126,400,000   FHLB^                                                                1.10         06/02/2004         126,160,542
     44,250,000   FHLB^                                                                1.10         06/04/2004          44,163,467
     19,800,000   FHLB^                                                                1.04         07/16/2004          19,739,660
     36,751,000   FHLB^                                                                1.04         09/03/2004          36,587,228

                                                                                                                       226,650,897
                                                                                                                   ---------------

Federal Home Loan Mortgage Corporation - 13.68%
     32,500,000   FHLMC^                                                               1.12         04/02/2004          32,498,989
     28,401,000   FHLMC^                                                               1.12         04/14/2004          28,389,565
     29,459,000   FHLMC^                                                               1.13         05/10/2004          29,422,778
     48,202,000   FHLMC^                                                               1.16         05/17/2004          48,130,554
     75,000,000   FHLMC^                                                               1.16         06/10/2004          74,831,562
     23,325,000   FHLMC^                                                               1.07         06/16/2004          23,272,311
    104,193,000   FHLMC^                                                               1.10         07/06/2004         103,888,756
     59,074,000   FHLMC^                                                               1.14         07/19/2004          58,870,991
     33,943,000   FHLMC^                                                               1.06         07/20/2004          33,833,062
     37,125,000   FHLMC^                                                               1.04         07/27/2004          37,000,121
     50,000,000   FHLMC^                                                               1.07         08/02/2004          49,817,208
     75,000,000   FHLMC^                                                               1.07         08/12/2004          74,703,521
     50,000,000   FHLMC^                                                               1.05         08/17/2004          49,798,750
     58,992,000   FHLMC^                                                               1.06         08/23/2004          58,743,054
     37,500,000   FHLMC^                                                               1.10         08/23/2004          37,335,750
     16,450,000   FHLMC^                                                               1.04         09/07/2004          16,374,440
     16,100,000   FHLMC^                                                               1.06         09/09/2004          16,023,677
     37,433,000   FHLMC^                                                               1.05         10/12/2004          37,221,192
     75,000,000   FHLMC^                                                               1.14         10/18/2004          74,525,000
     40,900,000   FHLMC^                                                               1.07         12/01/2004          40,604,770

                                                                                                                       925,286,051
                                                                                                                   ---------------

Federal National Mortgage Association - 10.62%
     25,000,000   FNMA^                                                                1.29         04/02/2004          24,999,104
     50,000,000   FNMA^                                                                1.13         05/05/2004          49,946,875
     25,000,000   FNMA^                                                                1.16         05/12/2004          24,966,972
     21,107,000   FNMA^                                                                1.09         05/19/2004          21,076,325
     54,632,402   FNMA^                                                                1.03         06/01/2004          54,537,053
     46,270,000   FNMA^                                                                1.03         06/01/2004          46,189,246
     21,545,000   FNMA^                                                                1.03         06/01/2004          21,507,398
     19,370,000   FNMA^                                                                1.03         06/01/2004          19,336,194
     46,951,000   FNMA^                                                                1.07         06/21/2004          46,837,966
    106,833,000   FNMA^                                                                1.03         07/01/2004         106,554,848

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Federal National Mortgage Association (continued)
$    21,060,000   FNMA^                                                                1.04%        07/01/2004     $    21,013,762
     17,000,000   FNMA^                                                                1.05         08/04/2004          16,938,021
     20,000,000   FNMA^                                                                1.05         08/11/2004          19,923,000
     37,500,000   FNMA^                                                                1.09         09/01/2004          37,326,281
     49,000,000   FNMA^                                                                1.38         09/01/2004          48,712,615
     20,863,000   FNMA^                                                                1.06         09/17/2004          20,759,183
     54,797,000   FNMA^                                                                1.34         09/17/2004          54,452,296
     25,000,000   FNMA^                                                                1.05         10/04/2004          24,865,021
     12,558,000   FNMA^                                                                1.12         11/12/2004          12,470,094
     46,339,000   FNMA^                                                                1.17         01/07/2005          45,915,809

                                                                                                                       718,328,063
                                                                                                                   ---------------

Total Agency Notes - Discount (Cost $1,932,960,735)                                                                  1,932,960,735
                                                                                                                   ---------------

Repurchase Agreements - 34.76%
    400,000,000   Bank of America NA - 102% Collateralized By US
                  Government Securities                                                1.04         04/01/2004         400,000,000
     20,000,000   Bear Stearns & Company Incorporated - 102%
                  Collateralized by US Government Securities                           1.05         04/01/2004          20,000,000
     30,000,000   Goldman Sachs Group Incorporated - 102% Collateralized
                  by US Government Securities                                          1.09         04/01/2004          30,000,000
  1,000,000,000   JP Morgan Securities Incorporated - 102% Collateralized
                  By US Government Securities                                          1.10         04/01/2004       1,000,000,000
    111,348,000   Lehman Brothers Incorporated - 102% Collateralized by
                  US Government Securities                                             1.06         04/01/2004         111,348,000
    790,000,000   UBS Securities LLC - 102% Collateralized by US
                  Government Securities                                                1.10         04/01/2004         790,000,000

Total Repurchase Agreements (Cost $2,351,348,000)                                                                    2,351,348,000
                                                                                                                   ---------------

Total Investments in Securities
(Cost $6,959,295,718)*             102.87%                                                                         $ 6,959,295,718

Other Assets and Liabilities, Net   (2.87)                                                                            (194,133,519)
                                   ------                                                                          ---------------

Total Net Assets                   100.00%                                                                         $ 6,765,162,199
                                   ------                                                                          ---------------

^     Zero coupon/ stepped coupon Interest rate presented is yield to bond.
      maturity.

+/-   Variable rate securities.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Municipal Bonds & Notes - 99.95%

Minnesota - 99.81%
$       100,000   Anoka Hennepin MN Independent School District Number 11
                  Series B (Property Tax Revenue LOC)                                  5.00%        02/01/2005     $       103,226
        600,000   Brooklyn Center Minnesota Brookdale Corporation II Project
                  Industrial Revenue Firstar Bank NA LOC (Industrial
                  Development Revenue LOC)@                                            1.17         12/01/2014             600,000
        265,000   Centennial Independent School District Number 012 Minnesota
                  Series A                                                             3.75         02/01/2005             270,697
      1,270,000   Cohasset MN Revenue Minnesota Power & Light Company Project
                  Series A ABN AMRO Bank NV LOC (Industrial Development
                  Revenue LOC)@                                                        1.12         06/01/2020           1,270,000
      1,200,000   Crystal MN MFHR Crystal Apartments Project Collateralized
                  By FHLB (Multi-Family Housing Revenue LOC)@                          1.03         05/01/2027           1,200,000
      1,020,000   Dakota County MN (Property Tax Revenue LOC)                          4.00         02/01/2005           1,045,264
      4,250,000   Dakota County MN CDA MFHR Regatta Commons Project Series A
                  Lasalle Bank NA LOC (Multi-Family Housing Revenue LOC)@              1.22         01/01/2038           4,250,000
      5,000,000   Dakota County MN Housing & Redevelopment Authority MFHR PT
                  484 Collateralized By FHLMC (Multi-Family Housing Revenue
                  LOC)@                                                                1.08         12/01/2022           5,000,000
        600,000   Duluth MN Economic Development Authority Health Care
                  Facilities Miller Dwan Medical Center (Healthcare
                  Facilities Revenue LOC)@                                             1.17         06/01/2019             600,000
      3,350,000   Eagan MN MFHR Floats PT 1221 (Multi-Family Housing Revenue
                  LOC)@                                                                1.08         12/01/2029           3,350,000
      1,750,000   Eagle Tax-Exempt Trust CTF 20012301 Class A (Minnesota
                  State) (Property Tax Revenue LOC)@                                   1.08         10/01/2019           1,750,000
      5,000,000   Edina MN Independent School District No 273 (Educational
                  Facilities Revenue LOC)                                              1.25         09/10/2004           5,004,360
      2,425,000   Edina MN MFHR Edina Park Plaza Collateralized By
                  FHLMC (Multi-Family Housing Revenue LOC)@                            1.03         12/01/2029           2,425,000
      1,750,000   Fridley MN Independent School District Number 014 (Tax
                  Revenue LOC)                                                         1.75         09/30/2004           1,755,717
      1,900,000   Golden Valley MN Industrial Development Revenue Unicare
                  Homes Project Bank of America NA LOC (Healthcare Facilities
                  Revenue LOC)@                                                        1.02         09/01/2014           1,900,000
        250,000   Hennepin County MN (Property Tax Revenue LOC)                        4.25         12/01/2004             255,367
      2,800,000   Hennepin County MN Housing & Redevelopment Authority
                  MFHRStone Arch Apartments Project Lasalle Bank NA
                  LOC (Multi-Family Housing Revenue LOC)@                              1.07         04/15/2035           2,800,000
      3,500,000   Hopkins MN Independent School District Number 270 Tax
                  Anticipation CTFS (Property Tax Revenue LOC)                         1.50         03/18/2005           3,516,660
        375,000   Kimball Minnesota School District No 739 General Obligation
                  Aid Antic CTFS Indbt Series B (General Obligation - School
                  Districts LOC)                                                       2.00         09/29/2004             376,742
      1,265,000   Mankato MN Family YMCA Project Revenue (Sports Facilities
                  Revenue LOC)@                                                        1.22         05/01/2006           1,265,000
      3,450,000   Mankato MN MFHR Highland Project US Bank Trust NA LOC
                  Remarketed 10/03/00 (State & Local Governments LOC)@                 1.17         05/01/2027           3,450,000
        720,000   Maple Grove MN MFHR Basswood Trails Project (Housing
                  Revenue LOC)@                                                        1.02         03/01/2029             720,000
      3,760,000   Minneapolis MN Womans Club of Minneapolis Project
                  Revenue (Industrial Development Revenue LOC)@                        1.12         05/01/2023           3,760,000
      4,990,000   Minnesota Public Facilities Authority Water PCR Merlots
                  2003-B06 (Pollution Control Revenue LOC)@                            1.10         03/01/2021           4,990,000
      1,500,000   Minnesota Public Facilities Authority Water PCR Series A
                  (Other Revenue LOC)                                                  6.10         03/01/2005           1,569,123
      2,855,000   Minnesota State GO Unlimited Notes (State & Local
                  Governments LOC)                                                     5.50         06/01/2004           2,877,205
      5,900,000   Minnesota State HFA Residential Housing Finance Series H
                  (Housing Revenue LOC)@                                               1.00         07/01/2036           5,900,000
      6,035,000   Minnesota State Higher Education Facilities Authority
                  Revenue St Thomas University Series 5l (Educational
                  Facilities Revenue LOC)@                                             1.05         04/01/2027           6,035,000
        225,000   Minnesota State                                                      5.00         10/01/2004             229,412
      1,445,000   New Brighton MN MFHR Golden Pond Housing
                  Project (Multi-Family Housing Revenue LOC)@                          1.07         07/15/2032           1,445,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Minnesota (continued)
$       180,000   North Branch MN Independent School District Number 138 School
                  Building Series A (Property Tax Revenue LOC)                         2.00%        02/01/2005     $       181,280
        500,000   Northern Municipal Power Agency Minnesota Electric Systems
                  Revenue                                                              5.25         01/01/2005             515,421
        125,000   Plymouth MN IDA Revenue Turck Multipox Incorporated (Industrial
                  Development Revenue LOC)@                                            1.02         11/01/2006             125,000
      3,000,000   Rochester MN Health Care                                             0.94         06/09/2004           3,000,000
      2,500,000   Rochester MN Health Care                                             0.94         06/10/2004           2,500,000
      3,820,000   Roseville MN Private School Facilities Revenue Northwestern
                  College Project (Educational Facilities Revenue LOC)@                1.17         11/01/2022           3,820,000
      4,950,000   St Louis Park MN MFHR Newport On Seven Apartments Project
                  Collaterized by FNMA (Multi-Family Housing Revenue LOC)@             1.07         09/15/2031           4,950,000
      1,640,000   St Paul MN Capital Improvements Series D                             2.00         03/01/2005           1,655,014
      1,130,000   St Paul MN Housing & Redevelopment Authority District Cooling
                  Revenue Series I (Industrial Development Revenue LOC)@               1.08         06/01/2015           1,130,000
        890,000   St Paul MN Housing & Redevelopment Authority District Cooling
                  Revenue Series L Dexia Credit LOC (Industrial Development
                  Revenue LOC)@                                                        1.08         03/01/2018             890,000
      2,975,000   St Paul MN Housing & Redevelopment Authority District Heating
                  Revenue Series A (Water Revenue LOC)@                                1.03         12/01/2012           2,975,000
      4,955,000   St Paul MN Housing & Redevelopment Authority Revenue Minnesota
                  Public Radio Project Allied Irish Bank plc LOC (Housing Revenue
                  LOC)@                                                                1.17         05/01/2022           4,955,000
        500,000   St Paul MN Housing & Redevelopment Authority Tax Increment
                  Revenue Downtown Tax District (Sales Tax Revenue LOC)                6.25         02/01/2005             521,541
        300,000   St Paul MN Port Authority District Cooling Revenue Series M
                  Dexia Bank LOC (Transportation Revenue LOC)@                         1.17         03/01/2021             300,000
        190,000   St Paul MN Port Authority District Cooling Revenue Series O
                  Dexia Credit Local De France LOC (Transportation Revenue LOC)@       1.17         03/01/2012             190,000
        550,000   St Paul MN Port Authority District Cooling Revenue Series Q
                  Dexia Credit Local De France LOC (Transportation Revenue
                  LOC)@                                                                1.03         03/01/2022             550,000
      4,795,000   St Paul MN Port Authority District Cooling Revenue Series R
                  Dexia Credit Local De France LOC (Transportation Revenue
                  LOC)@                                                                1.22         03/01/2022           4,795,000
      5,525,000   St Paul MN Port Authority Tax Increment Revenue Westgate Office
                  & Industrial Center Project US Bank Trust NA LOC
                  (Transportation Revenue LOC)@                                        1.08         02/01/2015           5,525,000
      3,650,000   University of Minnesota Education Facilities Revenue
                  Intermediate Term Financing Series A (Special Facilities
                  Revenue LOC)@                                                        1.06         01/01/2034           3,650,000
      5,065,000   University of Minnesota GO University Revenue (Educational
                  Facilities Revenue LOC)@                                             1.08         07/01/2021           5,065,000

                                                                                                                       117,007,029
                                                                                                                   ---------------

Puerto Rico - 0.14%
        165,000   Puerto Rico Commonwealth MBIA Insured (Property Tax Revenue LOC)     5.30         07/01/2004             166,711
                                                                                                                   ---------------

Total Municipal Bonds & Notes  (Cost $117,173,740)                                                                     117,173,740
                                                                                                                   ---------------

Total Investments in Securities
(Cost $117,173,740)*                 99.95%                                                                        $   117,173,740

Other Assets and Liabilities, Net     0.05                                                                                  63,058
                                    ------                                                                         ---------------

Total Net Assets                    100.00%                                                                        $   117,236,798
                                    ======                                                                         ===============

+/-   Variable rate securities.

@ These variable rate securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Agency Notes - Interest Bearing - 2.65%
$    42,815,000   FHLB                                                                 3.38%        05/14/2004     $    42,915,582
    150,000,000   FHLMC+/-                                                             1.03         02/04/2005         149,936,795

Total Agency Notes - Interest Bearing (Cost $192,852,377)                                                              192,852,377
                                                                                                                   ---------------

Certificates of Deposit - 13.35%
     75,000,000   Bank of Scotland New York                                            1.05         05/27/2004          75,000,000
     65,000,000   BNP Paribas New York                                                 1.50         11/19/2004          65,022,396
     45,000,000   CDC Ixis                                                             1.40         11/04/2004          45,000,000
     85,000,000   Credit Suisse First Boston                                           1.05         05/04/2004          85,000,000
    125,000,000   HBOS Treasury Services plc                                           1.10         07/30/2004         125,000,000
    125,000,000   Natexis Banque Populaires New York                                   1.04         04/15/2004         124,999,505
     40,000,000   Natexis Banque Populaires New York                                   1.21         05/12/2004          40,001,799
    203,000,000   Royal Bank of Scotland plc                                           1.05         07/02/2004         203,000,000
     50,000,000   Swedbank New York                                                    1.41         11/03/2004          49,997,043
    100,000,000   Unicredito Italiano SpA                                              1.13         04/19/2004         100,000,248
     60,000,000   Unicredito Italiano SpA                                              1.10         07/15/2004          60,000,000

Total Certificates of Deposit (Cost $973,020,991)                                                                      973,020,991
                                                                                                                   ---------------

Commercial Paper - 53.07%
     25,000,000   Aquinas Funding LLC++^                                               1.10         04/05/2004          24,996,944
     45,000,000   Aquinas Funding LLC++^                                               1.15         05/17/2004          44,933,875
     72,836,000   Atlantis One Funding Corporation++^                                  1.14         05/03/2004          72,762,193
     76,719,000   Atlantis One Funding Corporation++^                                  1.15         06/09/2004          76,549,898
     60,000,000   Atlantis One Funding Corporation++^                                  1.11         08/11/2004          59,755,800
    100,000,000   Bank of America Corporation^                                         1.05         05/05/2004          99,900,833
     25,000,000   Bradford & Bingley plc++^                                            1.12         08/13/2004          24,895,778
     80,000,000   Bradford & Bingley plc^                                              1.13         01/07/2005          80,000,000
     43,500,000   Cafco LLC++^                                                         1.04         06/22/2004          43,396,953
     28,063,000   Cancara Asset Securitization Limited++^                              1.06         04/12/2004          28,053,911
     35,000,000   Concord Minutemen Capital Company LLC^                               1.10         04/04/2005          35,000,000
    114,000,000   Concord Minutemen Capital Company LLC++^                             1.10         04/06/2005         114,000,000
     25,000,000   CRC Funding LLC++^                                                   1.03         05/25/2004          24,961,375
    100,000,000   Crown Point Capital Company LLC++^                                   1.06         04/02/2004          99,997,056
     34,657,000   Crown Point Capital Company LLC++^                                   1.07         05/03/2004          34,624,037
     34,022,000   Crown Point Capital Company LLC++^                                   1.07         05/11/2004          33,981,552
     30,000,000   CXC LLC++^                                                           1.04         06/17/2004          29,933,267
     84,750,000   Danske Corporation+^                                                 1.11         08/11/2004          84,405,067
     70,000,000   DNB Nor Bank ASA^                                                    1.04         05/03/2004          69,935,600
     40,816,000   Edison Asset Securitization LLC++^                                   1.05         05/06/2004          40,774,334
     60,997,000   Edison Asset Securitization LLC++^                                   1.04         05/07/2004          60,933,563
     42,500,000   Galaxy Funding Incorporated++^                                       1.15         06/03/2004          42,414,469
    100,000,000   Gemini Securitization Corporation++^                                 1.03         05/19/2004          99,862,667
    220,000,000   Grampian Funding LLC++^                                              1.05         05/26/2004         219,647,083
     80,000,000   HBOS Treasury Services plc^                                          1.05         05/05/2004          79,920,667
     55,000,000   Irish Life & Permanent plc++^                                        1.12         04/07/2004          54,989,733
     60,000,000   Irish Life & Permanent plc++^                                        1.18         04/22/2004          59,958,700
     20,000,000   Irish Life & Permanent plc++^                                        1.06         06/03/2004          19,962,900
     50,000,000   Irish Life & Permanent plc++^                                        1.07         06/11/2004          49,894,486

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Commercial Paper (continued)
$    35,000,000   Irish Life & Permanent plc++^                                        1.13%        07/13/2004     $    34,886,843
     20,723,000   K2 (USA) LLC++^                                                      1.10         04/02/2004          20,722,367
     29,000,000   K2 (USA) LLC++^                                                      1.10         04/06/2004          28,995,569
     40,000,000   K2 (USA) LLC++^                                                      1.08         09/22/2004          39,791,200
    122,324,000   Legacy Capital LLC++^                                                1.05         06/04/2004         122,095,662
     60,000,000   Lexington Parker Capital Corporation++^                              1.06         04/08/2004          59,987,633
     16,755,000   Lexington Parker Capital Corporation++^                              1.12         08/03/2004          16,690,363
     90,000,000   Lexington Parker Capital Corporation++^                              1.10         09/01/2004          89,579,250
     48,500,000   Liberty Street Funding Company++^                                    1.04         06/16/2004          48,393,515
     60,000,000   Liquid Funding Limited^                                              1.04         04/16/2004          59,974,000
     65,000,000   Liquid Funding Limited^                                              1.07         12/21/2004          65,000,000
     56,107,000   Mane Funding Corporation++^                                          1.05         04/19/2004          56,077,544
     80,000,000   Mane Funding Corporation++^                                          1.04         05/18/2004          79,891,378
     52,500,000   Natexis Banques Populaires US Finance Company LLC^                   1.17         04/14/2004          52,477,819
     67,000,000   National Bank of New Zealand International Limited++^                1.05         05/27/2004          66,890,567
     73,000,000   National Bank of New Zealand International Limited++^                1.11         08/10/2004          72,705,141
    100,850,000   Nationwide Building Society^                                         1.04         05/17/2004         100,715,982
     92,085,000   Neptune Funding Corporation++^                                       1.07         05/10/2004          91,978,258
     33,425,000   Network Rail Commercial Paper Finance plc++^                         1.04         06/17/2004          33,350,648
     50,000,000   Newport Funding Corporation++^                                       1.03         05/18/2004          49,932,764
     29,507,000   Perry Funding Corporation Series CAB++^                              1.04         05/07/2004          29,476,313
    145,112,000   Perry Global Funding LLC++^                                          1.12         04/05/2004         145,093,942
     25,000,000   Perry Global Funding LLC++^                                          1.05         06/09/2004          24,949,687
     49,300,000   Regency Markets Number 1 LLC++^                                      1.06         04/20/2004          49,272,549
    106,340,000   Regency Markets Number 1 LLC++^                                      1.06         04/20/2004         106,280,509
     50,000,000   Regency Markets Number 1 LLC++^                                      1.04         06/07/2004          49,903,222
     27,945,000   Republic of Italy^                                                   1.11         07/06/2004          27,862,283
    108,000,000   Spintab AB^                                                          1.05         07/22/2004         107,647,200
     50,000,000   Swedish National Housing++^                                          1.04         04/13/2004          49,982,667
     35,000,000   Tango Finance Corporation++^                                         1.08         09/23/2004          34,816,250
     42,242,000   Thames Asset Global Securitization Number 1 Incorporated++^          1.05         06/03/2004          42,164,380
     55,154,000   White Pine Finance LLC++^                                            1.05         06/02/2004          55,054,263
     23,151,000   White Pine Finance LLC++^                                            1.14         10/15/2004          23,006,576
    120,448,000   Yorktown Capital LLC++^                                              1.03         04/14/2004         120,403,200

Total Commercial Paper (Cost $3,866,492,285)                                                                         3,866,492,285
                                                                                                                   ---------------

Extendable Bonds - 4.39%
    175,000,000   General Electric Capital Corporation+/-                              1.18         04/08/2005         175,114,183
    100,000,000   ING Security Life Institutional Funding++ +/-                        1.12         04/08/2005         100,000,000
     45,000,000   Northern Rock plc++ +/-                                              1.13         04/08/2005          45,000,000

Total Extendable Bonds (Cost $320,114,183)                                                                             320,114,183
                                                                                                                   ---------------

Medium Term Notes - 11.94%
     43,000,000   Abbey National Treasury Services plc+/-                              1.09         06/10/2004          43,000,000
     47,500,000   Aegon NV+/-                                                          1.13         07/15/2004          47,493,384
     25,000,000   American Express Centurion Bank+/-                                   1.06         05/24/2004          24,999,743
     50,000,000   Bear Stearns Companies Incorporated+/-                               1.09         04/05/2004          49,999,946
     30,000,000   Belford US Capital Company++ +/-                                     1.09         04/22/2004          30,000,000
     65,000,000   CC (USA) Incorporated++ +/-                                          1.04         06/28/2004          64,995,337

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Medium Term Notes (continued)
$    60,000,000   CC (USA) Incorporated++                                              1.50%        11/17/2004     $    60,000,000
     65,000,000   Household Finance Corporation+/-                                     1.47         05/28/2004          65,037,775
     25,000,000   John Hancock Global Funding II++ +/-                                 1.10         12/04/2004          25,000,000
     75,000,000   Liberty Lighthouse US Capital Company++ +/-                          1.09         05/06/2004          75,000,000
    100,000,000   M&I Marshall & Ilsley Bank                                           5.25         12/15/2004         102,622,017
     97,000,000   Natexis Banque Populaires+/-                                         1.10         08/27/2004          97,000,774
     60,000,000   National Bank of New Zealand International Limited+/-                1.12         09/09/2004          60,006,343
     70,000,000   Nationwide Building Society++ +/-                                    1.09         07/23/2004          70,000,000
     30,000,000   Premium Asset Trust Series 2002-6++ +/-                              1.35         06/01/2004          30,007,651
     25,000,000   White Pine Finance LLC++ +/-                                         1.06         12/01/2004          24,994,950

Total Medium Term Notes (Cost $870,157,920)                                                                            870,157,920
                                                                                                                   ---------------

Municipal Bonds & Notes - 0.01%

Variable Rate Demand Note - 0.01%
        140,000   Kalamazoo Funding Company LLC@                                       1.08         12/15/2026             140,000
        165,000   Kalamazoo Funding Company LLC@                                       1.08         12/15/2026             165,000
        185,000   Kalamazoo Funding Company LLC@                                       1.08         12/15/2026             185,000
        140,000   Kalamazoo Funding Company LLC@                                       1.08         12/15/2026             140,000
        280,000   Kalamazoo Funding Company LLC@                                       1.08         12/15/2026             280,000
         80,000   Kalamazoo Funding Company LLC@                                       1.21         12/15/2026              80,000

Total Variable Rate Demand Note (Cost $990,000)                                                                            990,000

Total Municipal Bonds & Notes (Cost $990,000)                                                                              990,000
                                                                                                                   ---------------

Promissory Note - 1.17%

     85,000,000   Goldman Sachs Group Incorporated++                                   1.17         01/26/2005          85,000,000

Total Promissory Note (Cost $85,000,000)                                                                                85,000,000
                                                                                                                   ---------------

Repurchase Agreements - 10.66%
    386,683,000   Bank of America NA - 102% Collateralized by US
                  Government Securities                                                1.10         04/01/2004         386,683,000
    180,000,000   Goldman Sachs Group Incorporated - 102%
                  Collateralized by US Government Securities                           1.11         04/01/2004         180,000,000
    130,000,000   JP Morgan Securities Incorporated - 102%
                  Collateralized by US Government Securities                           1.11         04/01/2004         130,000,000
     80,000,000   Merrill Lynch & Company Incorporated - 102%
                  Collateralized by US Government Securities                           1.09         04/01/2004          80,000,000

Total Repurchase Agreements (Cost $776,683,000)                                                                        776,683,000
                                                                                                                   ---------------

Time Deposits - 2.75%
    200,000,000   Barclays Bank plc London                                             1.10         04/01/2004         200,000,000

Total Time Deposits (Cost $200,000,000)                                                                                200,000,000
                                                                                                                   ---------------

Total Investments in Securities
(Cost $7,285,310,756)*               99.99%                                                                        $ 7,285,310,756

Other Assets and Liabilities, Net     0.01                                                                                 661,057
                                    ------                                                                         ---------------

Total Net Assets                    100.00%                                                                        $ 7,285,971,813
                                    ======                                                                         ===============

+     Non-income earning securities.

^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

@ These variable rate securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Municipal Bonds & Notes - 99.77%

Alabama - 0.22%
$     4,895,000   Montgomery AL BMC Special Care Facilities Authority
                  Revenue Series 435 (Business Improvement Revenue LOC)@               1.07%        11/15/2029     $     4,895,000
                                                                                                                   ---------------

Alaska - 3.68%
      1,500,000   Alaska Industrial Development Authority Revenue Providence
                  Medical Office Building Associates Project KBC Bank NV LOC
                  (Healthcare Facilities Revenue LOC)@                                 1.00         06/01/2010           1,500,000
      7,495,000   Alaska State Housing Finance Corporation Floater PA 1057
                  Housing Revenue MBIA Insured (Housing Revenue LOC)@                  1.07         06/01/2026           7,495,000
      1,275,000   Alaska State Housing Finance Corporation Housing Revenue
                  Series BB (Other Revenue LOC)@                                       1.17         06/01/2007           1,275,000
     51,775,000   Valdez AK Marine Terminal Revenue BP Pipelines
                  Incorporated Project Series B (Industrial Development
                  Revenue LOC)@                                                        1.12         07/01/2037          51,775,000
     10,000,000   Valdez AK Marine Terminal Revenue BP Pipelines
                  Incorporated Project Series C (Industrial Development
                  Revenue LOC)@                                                        1.12         07/01/2037          10,000,000
      8,400,000   Valdez AK Marine Terminal Revenue BP Pipelines
                  Incorporated Project Series A (Industrial Development
                  Revenue LOC)@                                                        1.12         06/01/2037           8,400,000

                                                                                                                        80,445,000
                                                                                                                   ---------------
Arizona - 1.69%
     18,600,000   Arizona School District Tax Anticipation Notes Financing
                  Program CTFs Participation (Other Revenue LOC)                       1.75         07/30/2004          18,645,354
      5,700,000   Arizona State University Revenue Series A (College and
                  University Revenue LOC)@                                             1.00         07/01/2034           5,700,000
      2,715,000   Maricopa County AZ IDA MFHR Refunding Las Gardenias
                  Apartments Project Series A (Housing Revenue LOC)@                   1.08         04/15/2033           2,715,000
      2,300,000   Maricopa County AZ IDA MFHR Villas Solanas Apartments
                  Project Series A Bank of Cherry Creek NA LOC (Housing
                  Revenue LOC)@                                                        1.08         11/15/2032           2,300,000
      1,875,000   Maricopa County AZ IDA SFMR (Housing Revenue LOC)@                   1.12         09/01/2005           1,875,000
      5,615,000   Pima County AZ IDA Revenue Lease Purchase (Industrial
                  Development Revenue LOC)@                                            1.12         06/01/2007           5,615,000

                                                                                                                        36,850,354
                                                                                                                   ---------------
Arkansas - 0.12%
      2,645,000   Arkansas State Development Finance Authority SFMR Series
                  II Collateralized By GNMA/FNMA (Single Family Housing
                  Revenue LOC)@                                                        1.12         07/01/2033           2,645,000
                                                                                                                   ---------------

California - 4.62%
      3,300,000   California HFA Revenue Home Mortgage Series U (Housing
                  Revenue LOC)@                                                        1.06         02/01/2031           3,300,000
      4,000,000   California Higher Education Loan Authority Incorporated
                  Student Loan Revenue Series A State Street B&T Company LOC
                  (Educational Facilities Revenue LOC)+/-                              1.05         07/01/2005           4,000,000
     17,355,000   California State Department of Water Resources Series B-2
                  (Electric Revenue LOC)@                                              1.15         05/01/2022          17,355,000
     29,700,000   California State Department Water Reserve & Power Supply
                  Revenue Series B-1 Bank of New York LOC (Power Revenue
                  LOC)@                                                                1.12         05/01/2022          29,700,000
      4,000,000   Hayward CA MFHR Shorewood Series A FGIC Insured Remarketed
                  03/17/94 (Multi-Family Housing Revenue LOC)@                         1.05         07/15/2014           4,000,000
      4,000,000   Las Virgenes CA Unified School District FSA Insured
                  (Educational Facilities Revenue LOC)@                                0.88         07/01/2033           4,000,000
      5,950,000   MSR Public Power Agency CA Utility Tax Revenue San Juan
                  Project Series F MBIA Insured (Power Revenue LOC)@                   1.09         07/01/2022           5,950,000
        215,000   Orange County CA Water District Series 2003A Lloyds LOC
                  (Water Revenue LOC)@                                                 1.01         08/01/2042             215,000
      2,400,000   Port of Oakland CA                                                   0.93         08/10/2004           2,400,000
     19,000,000   San Bernardino County CA Transportation (State & Local
                  Governments LOC)                                                     1.50         07/01/2004          19,032,785

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL  TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
California (continued)
$     8,300,000   Santa Clara County CA MFHR Foxchase Apartments Project
                  Series E FGIC Insured Remarketed 03/17/94 (Multi-Family
                  Housing Revenue LOC)@                                                1.05%        11/15/2017     $     8,300,000
      2,743,500   US Bancorp Project Funding Trust Series A (Municipal LOC)++@         1.10         01/01/2010           2,743,500

                                                                                                                       100,996,285
                                                                                                                   ---------------

Colorado - 2.48%
      1,900,000   Arvada County CO Water Enterprises Revenue FSA Insured
                  (Water Revenue LOC)@                                                 1.15         11/01/2020           1,900,000
      2,015,000   Colorado Department of Transportation Revenue Putters
                  Series 249z AMBAC Insured (Transportation Revenue LOC)@              1.07         06/15/2014           2,015,000
      2,000,000   Colorado HFA AMT MFHR Project Class I Series B-3
                  Collateralized By FHLB (Multi-Family Housing Revenue LOC)@           1.06         10/01/2035           2,000,000
      2,000,000   Denver CO Health & Hospital Authority Healthcare Revenue
                  Series B Bank One Colorado NA LOC (Healthcare Facilities
                  Revenue LOC)@                                                        1.17         12/01/2031           2,000,000
     18,000,000   Fitzsimons Redevelopment Authority Colorado Revenue
                  University Physicians Incorporated Allied Irish Bank plc
                  LOC (Educational Facilities Revenue LOC)@                            1.07         01/01/2025          18,000,000
     10,200,000   Moffat County PCR Pacificorp Project@                                1.08         05/01/2013          10,200,000
     11,300,000   Pitkin County CO Industrial Development Revenue Aspen
                  Skiing Project Series A Bank One NA LOC (Industrial
                  Development Revenue LOC)@                                            1.10         04/01/2016          11,300,000
      6,812,500   US Bancorp Project Funding Trust Series A (Depository
                  Institutions LOC)++@                                                 1.10         03/01/2010           6,812,500

                                                                                                                        54,227,500
                                                                                                                   ---------------

Connecticut - 0.45%
      9,800,000   Connecticut Health & Education                                       0.90         05/10/2004           9,800,000
                                                                                                                   ---------------

Delaware - 0.71%
     15,600,000   Kent County Student Housing Revenue@                                 1.01         07/01/2036          15,600,000
                                                                                                                   ---------------

Florida - 3.09%
      7,200,000   Alachua County FL Health Facilities Authority Oak Hammock
                  University of Florida Project Series A BNP Paribas LOC
                  (Healthcare Facilities Revenue LOC)@                                 1.12         10/01/2032           7,200,000
      7,000,000   Capital Projects Finance Authority FL Glenridge ON Palmer
                  Ranch Series C Bank of Scotland LOC (Healthcare Facilities
                  Revenue LOC)@                                                        1.12         06/01/2012           7,000,000
      5,150,000   Dade County FL School District (Property Tax Revenue LOC)            4.60         08/01/2004           5,210,105
      9,000,000   Eagle Tax-Exempt Trust CTF 20010906 Class A (Florida State
                  Board of Education Lottery Revenue Series B) FGIC Insured
                  (Other Revenue LOC)@                                                 1.08         07/01/2019           9,000,000
      2,150,000   Escambia County FL Housing Finance Authority SFMR CTFs
                  Series B (Single Family Mortgage Revenue LOC)@                       1.15         10/01/2009           2,150,000
        750,000   Escambia County FL Housing Finance Authority SFMR Floats Pt
                  1228 (Single Family Mortgage Revenue LOC)@                           1.12         10/01/2031             750,000
      8,000,000   Hillsborough County FL                                               1.10         08/26/2004           8,000,000
      6,250,000   Hillsborough County FL                                               1.10         08/26/2004           6,250,000
      4,400,000   Jacksonville FL Economic Development Health Care Facilities
                  Revenue@                                                             1.23         09/01/2023           4,400,000
      1,750,000   Orange County FL IDA Industrial Development Revenue Central
                  Florida YMCA Project Series A Bank of America NA LOC
                  (Industrial Development Revenue LOC)@                                1.10         05/01/2027           1,750,000
      5,500,000   Palm Beach County FL Zoological Society Incorporated
                  Project Northern Trust Company LOC (Recreational Facilities
                  Revenue LOC)@                                                        1.10         05/01/2031           5,500,000
     10,400,000   Sunshine State Governmental Financing Commission Revenue
                  (Other Revenue LOC)@                                                 1.01         07/01/2016          10,400,000

                                                                                                                        67,610,105
                                                                                                                   ---------------

Georgia - 1.50%
      5,300,000   Clayton County GA Development Authority Industrial
                  Development Revenue Blue Circle Aggregates Incorporated
                  Danske Bank LOC (Industrial Development Revenue LOC)@                1.15         09/01/2009           5,300,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL  TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value

Georgia (continued)
$     4,270,000   Eagle Tax-Exempt Trust CTF 20001003 Class A (Atlanta
                  GA Airport Revenue Series A) FGIC Insured (Airport
                  Revenue LOC)@                                                        1.08%        01/01/2030     $     4,270,000
      5,305,000   Fulton de Kalb GA Hospital Authority Revenue Rocs Rr
                  II R 2074 (Healthcare Facilities Revenue LOC)@                       1.08         01/01/2020           5,305,000
      4,400,000   Gainesville & Hall County GA Development Authority
                  Individual Exempt Facilities Revenue Spout Springs
                  Water LLC Project Bank of America NA LOC (Other
                  Revenue LOC)@                                                        1.15         04/01/2027           4,400,000
     13,440,000   Georgia Local Government CTFs Participation Series K
                  (General Obligation - Political Subdivision LOC)@                    1.12         06/01/2028          13,440,000

                                                                                                                        32,715,000
                                                                                                                   ---------------

Hawaii - 0.98%
      8,000,000   Eagle Tax-Exempt Trust CTF 20011101 Class A (Hawaii
                  State Highway Revenue) FSA Insured (Toll Road Revenue
                  LOC)@                                                                1.08         07/01/2019           8,000,000
     13,500,000   Honolulu HI City & County Tax Revenue Series C FGIC
                  Insured (Property Tax Revenue LOC)@                                  1.18         12/01/2008          13,500,000

                                                                                                                        21,500,000
                                                                                                                   ---------------

Idaho - 1.52%
      3,000,000   Ada & Canyon Counties ID Jt School District #2 Meridan
                  SBG Insured (Property Tax Revenue LOC)                               2.50         07/30/2004           3,015,636
      3,050,000   Idaho Housing & Financial Assistance Housing Revenue
                  Balmoral Apartments II Development Project US Bank NA
                  LOC (Housing Revenue LOC)@                                           1.16         04/01/2033           3,050,000
     27,000,000   Idaho State Tax Anticipation Notes (Property Tax
                  Revenue LOC)                                                         2.00         06/30/2004          27,079,025

                                                                                                                        33,144,661
                                                                                                                   ---------------

Illinois - 8.08%
      5,000,000   Chicago IL Board of Education CTFs Series A (Property
                  Tax Revenue LOC)@                                                    1.12         06/01/2021           5,000,000
      6,050,000   Chicago IL Board of Education ROC Series II-R_139
                  AMBAC Insured (Property Tax Revenue LOC)@                            1.08         12/01/2022           6,050,000
      1,500,000   Chicago IL Economic Development Revenue Crane Carton
                  Company Project Bankers Trust Company LOC (Economic
                  Development Revenue LOC)@                                            1.20         06/01/2012           1,500,000
      5,450,000   Chicago IL Park District ROC RR Series II-R-4018 AMBAC
                  Insured (State & Local Government LOC)@                              1.08         01/01/2024           5,450,000
      2,800,000   Chicago IL Public Building Commission Eagle 20030015
                  Class A FGIC Insured (Lease Revenue LOC)@                            1.08         12/01/2014           2,800,000
      5,700,000   Chicago IL Sales Tax Revenue Series Sg 131 FGIC
                  Insured (Sales Tax Revenue LOC)@                                     1.07         01/01/2027           5,700,000
      3,747,000   Cook County IL CTFs Series 458 FGIC Insured (Property
                  Tax Revenue LOC)@                                                    1.07         11/15/2028           3,747,000
      5,125,000   Eagle Tax-Exempt Trust CTF 20021301 Class A (Illinois
                  State) FGIC Insured (Other Revenue LOC)@                             1.08         02/01/2019           5,125,000
     18,025,000   Eagle Tax-Exempt Trust CTF 20021303 Class A (Cook
                  County Il Series C) AMBAC Insured (Property Tax
                  Revenue LOC)@                                                        1.08         11/15/2025          18,025,000
      4,000,000   Eagle Tax-Exempt Trust CTF 20021304 Class A (Illinois
                  State) FGIC Insured (Other Revenue LOC)@                             1.08         02/01/2027           4,000,000
      1,290,000   Elgin IL Industrial Development Revenue Gemini
                  Mouldings Project Lasalle Bank NA LOC (Industrial
                  Development Revenue LOC)@                                            1.11         12/01/2028           1,290,000
        200,000   Elmhurst IL Industrial Development Revenue John Sakash
                  Company Incorporated Project Lasalle Bank NA LOC
                  (Industrial Development Revenue LOC)@                                1.11         02/01/2025             200,000
      4,980,000   Illinois Development Finance Authority Revenue
                  Christian Heritage Academy US Bank NA LOC (Private
                  School Revenue LOC)@                                                 1.17         12/01/2021           4,980,000
        190,000   Illinois Educational Facilities Authority Revenue
                  Newberry Library Northern Trust Company LOC (Other
                  Revenue LOC)@                                                        1.05         03/01/2028             190,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Illinois (continued)
$     4,705,000   Illinois Educational Facilities Authority Revenue St
                  Xavier University Project Series A Lasalle Bank NA LOC
                  (College And University Revenue LOC)@                                1.04%        10/01/2032     $     4,705,000
      6,700,000   Illinois Educational Facilities Authority Revenue
                  Cultural Pooled Financing American National B&T LOC
                  (College And University Revenue LOC)@                                1.05         03/01/2028           6,700,000
      5,000,000   Illinois Health Facilities Authority                                 0.97         04/06/2004           5,000,000
      5,000,000   Illinois Health Facilities Authority Revenue Memorial
                  Medical Center Series C Kredietbank NV LOC (Healthcare
                  Facilities Revenue LOC)@                                             1.02         01/01/2016           5,000,000
     19,900,000   Illinois Health Facilities Authority Revenue
                  Northwestern Memorial Hospital (Healthcare Facilities
                  Revenue LOC)@                                                        1.10         08/15/2025          19,900,000
      3,600,000   Illinois Health Facilities Authority Revenue Revolving
                  Fund Pooled Financing Bank One NA LOC (Healthcare
                  Facilities Revenue LOC)@                                             1.05         08/01/2015           3,600,000
     18,400,000   Illinois Health Facilities Authority Revenue Silver
                  Cross Hospital & Medical Series A Fifth Third Bank LOC
                  (Healthcare Facilities Revenue LOC)@                                 1.00         08/15/2026          18,400,000
     11,365,000   Illinois Health Facilities Authority University of
                  Chicago Hospitals (Healthcare Facilities Revenue LOC)@               1.08         08/15/2026          11,365,000
      7,500,000   Illinois Housing Development Authority MFHR Lakeshore
                  Plaza Series A MBIA Insured (Multi-Family Housing
                  Revenue Loc)@                                                        1.05         07/01/2027           7,500,000
      1,495,000   Illinois Industrial Development Finance Authority
                  Revenue Recovery Income Project Bank of America NA LOC
                  (Industrial Development Revenue LOC)@                                1.15         06/01/2008           1,495,000
      7,530,000   Illinois State CTFs Series G (General Obligation -
                  States, Territories LOC)@                                            1.10         05/01/2015           7,530,000
      4,300,000   Illinois State Sales Tax Revenue Municipal Trust
                  Receipts Series Sg-9 (Sales Tax Revenue LOC)@                        1.07         06/15/2019           4,300,000
      6,800,000   Lombard IL IDA Revenue 2500 Higland Avenue Project
                  Mid-America Federal Savings & Loan LOC (Industrial
                  Development Revenue LOC)@                                            1.45         12/01/2006           6,800,000
      6,000,000   Orland Hills IL MFHR Series A Lasalle National Bank LOC
                  (Housing Revenue LOC)@                                               1.10         12/01/2004           6,000,000
      1,200,000   Schaumberg IL MFHR Windsong Apartments Project Lasalle
                  National Bank LOC (Multi-Family Housing Revenue LOC)@                1.05         02/01/2024           1,200,000
      3,185,000   Warren County IL Industrial Project Revenue Monmouth
                  College Project Allied Irish Bank plc LOC (College And
                  University Revenue LOC)@                                             1.02         12/01/2032           3,185,000

                                                                                                                       176,737,000
                                                                                                                   ---------------

Indiana - 2.31%
        400,000   Indiana HFFA Revenue Capital Access Comerica Bank LOC
                  (Healthcare Facilities Revenue LOC)@                                 1.03         04/01/2013             400,000
      3,965,000   Indiana HFFA Revenue Fayette Memorial Hospital
                  Association Series B Fifth Third Bank LOC (Healthcare
                  Facilities Revenue LOC)@                                             1.17         10/01/2022           3,965,000
      8,398,000   Indiana State Housing Finance Authority MFHR Pedcor
                  Investments Series A Collateralized By FHLB
                  (Multi-Family Housing Revenue LOC)@                                  1.10         01/01/2029           8,398,000
      1,750,000   Indianapolis IN Economic Development Revenue Jewish
                  Federation Campus Fifth Third Bank LOC (Economic
                  Development Revenue LOC)@                                            1.03         04/01/2005           1,750,000
      2,000,000   Indianapolis IN Gas Utility Revenue Series A AMBAC
                  Insured (Utilities Revenue LOC)@                                     5.88         06/01/2024           2,056,230
      8,700,000   Indianapolis IN MFHR Crossing Partners Project AIG
                  Guaranty LOC (Multi-Family Housing Revenue LOC)@                     1.27         03/01/2031           8,700,000
      1,000,000   Indianapolis School Building Corporation First Mortgage
                  State Aid Withholding LOC (Lease Revenue LOC)@                       6.10         01/15/2020           1,034,954
     14,135,000   Richmond IN Hospital Authority Revenue Reid Hospital &
                  Health Care Project (Healthcare Facilities Revenue LOC)@             1.08         01/01/2012          14,135,000
      9,980,000   Whiting IN Environmental Facilities Revenue BP Products
                  Project Series C (Industrial Development Revenue LOC)@               1.15         07/01/2034           9,980,000

                                                                                                                        50,419,184
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Iowa - 1.78%
$     3,130,000   Iowa Finance Authority Economic Development Revenue
                  Lasalle Bank NA LOC (Economic Development Revenue LOC)@              1.22%        03/01/2016     $     3,130,000
      6,100,000   Iowa Finance Authority Health Care Facilities Revenue
                  St Lukes Health Series A General Electric Capital
                  Corporation LOC (Healthcare Facilities Revenue LOC)@                 1.02         03/01/2018           6,100,000
      2,960,000   Iowa Finance Authority MFHR Cedarwood Hills Project
                  Series A Collateralized By FHLMC (Multi-Family Housing
                  Revenue LOC)@                                                        1.07         05/01/2031           2,960,000
      3,000,000   Iowa Finance Authority Private College Revenue Drake
                  University Project Firstar Bank LOC (College And
                  University Revenue LOC)@                                             1.17         07/01/2011           3,000,000
     11,945,000   Iowa Finance Authority SFHR CTFs Series N (Single
                  Family Housing Revenue LOC)@                                         1.17         01/01/2008          11,945,000
      3,190,000   Iowa Higher Education Loan Authority Revenue Private
                  College Facilities Grand View Project Firstar Bank NA
                  LOC (College And University Revenue LOC)@                            1.17         10/01/2025           3,190,000
      5,800,000   Iowa Higher Education Loan Authority Revenue Private
                  Colleges Ambrose (College and University Revenue LOC)@               1.12         04/01/2033           5,800,000
      2,715,000   Oskaloosa IA Private School Facility Revenue William
                  Penn University Project US Bank NA LOC (Private School
                  Revenue LOC)@                                                        1.17         07/01/2020           2,715,000

                                                                                                                        38,840,000
                                                                                                                   ---------------

Kansas - 1.15%
      9,500,000   Kansas State Development Finance Authority MFHR Bluffs
                  Olathe Apartments Project Series X (Multi-Family
                  Housing Revenue LOC)@                                                1.77         11/25/2031           9,500,000
      9,000,000   Kansas State Development Finance Authority Revenue Vlg
                  Shalom Obligation Group Series BB (Healthcare
                  Facilities Revenue LOC)@                                             1.12         11/15/2028           9,000,000
      4,975,000   Lenexa KS MFHR Series 1020 (Housing Revenue LOC)@                    1.08         07/01/2004           4,975,000
      1,650,000   Sedgwick & Shawnee Counties KS SFHR Floats Pt 1188
                  Merrill Lynch Capital Services LOC (Single Family
                  Housing Revenue LOC)@                                                1.14         12/01/2013           1,650,000

                                                                                                                        25,125,000
                                                                                                                   ---------------

Kentucky - 0.09%
      2,000,000   Louisville & Jefferson County KY Metropolitan Sewer
                  District Sewer And Drain System Series A (Sewer Revenue LOC)         9.00         05/15/2004           2,018,767
                                                                                                                   ---------------

Louisiana - 2.49%
      5,000,000   Ernest N Morial-New Orleans LA Exhibit Hall Authority
                  Special Tax Series A46 (Special Tax Revenue LOC)@                    1.10         07/15/2028           5,000,000
      2,510,000   Jefferson Parish LA Home Mortgage Authority Floats Pt
                  229 Collateralized by GNMA FNMA (Housing Revenue LOC)@               1.12         06/01/2007           2,510,000
      6,500,000   Lake Charles LA Harbor and Terminal District Port
                  Facilities (Industrial Development Revenue LOC)@                     1.05         08/01/2007           6,500,000
      5,000,000   Louisiana Public Facilities Authority                                0.96         05/17/2004           5,000,000
      5,620,000   Louisiana Public Facilities Authority Revenue Series
                  II-R-192 (Healthcare Facilities Revenue LOC)@                        1.08         05/15/2022           5,620,000
      5,740,000   Plaquemines LA Port Harbor & Terminal District Port
                  Facilities Revenue International Marine Term Project
                  Series B Kreditbank NV LOC (Harbor Department Revenue
                  LOC)@                                                                1.08         03/15/2006           5,740,000
      6,150,000   Plaquemines LA Port Harbor & Terminal District Port
                  Facilities Revenue International Marine Terminal
                  Project Series A Kreditbank NV LOC (Transportation
                  Revenue LOC)@                                                        1.08         03/15/2006           6,150,000
     11,000,000   Plaquemines Parish LA Environmental Resource Bonds
                  British Petroleom@                                                   1.15         05/01/2025          11,000,000
      7,000,000   Plaquemines Parish LA Environmental Revenue BP
                  Exploration & Oil Incorporated Project (Pollution
                  Control Revenue LOC)@                                                1.15         10/01/2024           7,000,000

                                                                                                                        54,520,000
                                                                                                                   ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Maine - 0.92%
$    20,100,000   Maine State Tax Anticipation Notes (State & Local
                  Governments LOC)                                                     1.75%        06/30/2004     $    20,146,538
                                                                                                                   ---------------

Maryland - 0.64%
      9,000,000   Maryland Health & Higher Education                                   0.97         08/17/2004           9,000,000
      4,995,000   Maryland State Community Development Administration
                  Department Housing & Community Development (Housing
                  Revenue LOC)@                                                        1.05         07/01/2039           4,995,000

                                                                                                                        13,995,000
                                                                                                                   ---------------
Massachusetts - 3.58%
      3,270,000   Canton MA Housing Authority MFHR Canton Arboretum
                  Apartments Collateralized by FNMA (Multi-Family
                  Housing Revenue LOC)@                                                1.03         09/15/2026           3,270,000
     13,000,000   Massachusetts Health & Educational Facilities
                  Authority Harvard University Issue Series EE                         1.05         06/08/2004          13,000,000
     17,000,000   Massachusetts Health & Educational Facilities
                  Authority Harvard University Issue Series EE                         1.05         06/09/2004          17,000,000
     28,000,000   Massachusetts Health & Educational Facilities
                  Authority Harvard University Issue                                   0.95         06/07/2004          28,000,000
      6,900,000   Massachusetts St Health & Educational Facs Auth Rev
                  Revenue Bonds Series 2000 (Educational Facilities
                  Revenue LOC)@                                                        0.95         07/01/2035           6,900,000
      7,495,000   Massachusetts State GO FSA Insured (Other Revenue
                  LOC)@                                                                1.20         12/01/2014           7,495,000
      2,500,000   Massachusetts State Health & Educational Facilities
                  Authority Revenue Capital Asset Program Series C
                  (Educational Facilities Revenue LOC)@                                1.10         07/01/2010           2,500,000

                                                                                                                        78,165,000
                                                                                                                   ---------------
Michigan - 3.90%
      7,200,000   Detroit MI City School District Eagle-20026014 Class
                  A FGIC Insured (Property Tax Revenue LOC)@                           1.08         05/01/2032           7,200,000
      3,400,000   Detroit MI Sewer Disposal Revenue Series II-R-103
                  FGIC Insured (Sewer Revenue LOC)@                                    1.08         07/01/2026           3,400,000
      1,000,000   Farmington Hills MI Hospital Finance Authority
                  Hospital Revenue Botsford General Hospital Series B
                  MBIA Insured (Healthcare Facilities Revenue LOC)@                    1.17         02/15/2016           1,000,000
      8,900,000   Livonia MI Public School District (Property Tax
                  Revenue LOC)@                                                        1.08         05/01/2023           8,900,000
      4,370,000   Macomb County MI Hospital Finance Authority Revenue
                  Mount Clemens General Hospital Series A-1 Comerica
                  Bank LOC (Healthcare Facilities Revenue LOC)@                        1.10         10/01/2020           4,370,000
     36,000,000   Michigan State                                                       2.00         09/30/2004          36,182,030
      4,300,000   Michigan State Building Authority Revenue (Lease
                  Revenue LOC)@                                                        1.08         10/15/2021           4,300,000
      3,500,000   Michigan State Building Authority Revenue Series I
                  (Tax Revenue LOC)                                                    5.00         10/15/2004           3,572,903
      1,700,000   Michigan State Grant Anticipation Notes Series B
                  (Other Revenue LOC)@                                                 1.03         09/15/2008           1,700,000
      2,100,000   Michigan State Higher Education Loan Revenue Series
                  XII B AMBAC Insured (Educational Facilities Revenue
                  LOC)@                                                                1.05         10/01/2013           2,100,000
      4,950,000   Michigan State Housing Development Authority MFHR
                  Berrien Woods III Project Series A Lansing Bank
                  (Multi-Family Housing Revenue LOC)@                                  1.12         07/01/2032           4,950,000
      3,600,000   Michigan State Housing Development Authority Rental
                  Housing Revenue Series A MBIA Insured (Housing
                  Revenue LOC)@                                                        1.06         10/01/2037           3,600,000
      3,950,000   Michigan State Strategic Fund Limited Obligation
                  Revenue Detroit Symphony Project Series B Michigan
                  National Bank LOC (Industrial Development Revenue
                  LOC)@                                                                1.10         06/01/2031           3,950,000

                                                                                                                        85,224,933
                                                                                                                   ---------------

Minnesota - 3.03%
        100,000   Brooklyn Center Minnesota Brookdale Corporation II
                  Project Industrial Revenue Firstar Bank NA LOC
                  (Industrial Development Revenue LOC)@                                1.17         12/01/2014             100,000
      3,570,000   Burnsville MN MFHR Berkshire Project Series A
                  Collateralized By FNMA (Multi-Family Housing Revenue
                  LOC)@                                                                1.02         07/15/2030           3,570,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Minnesota (continued)
$         5,000   Cohasset MN Revenue Minnesota Power & Light Company
                  Project Series A ABN AMRO Bank NV LOC (Industrial
                  Development Revenue LOC)@                                            1.12%        06/01/2020     $         5,000
        950,000   Crystal MN MFHR Crystal Apartments Project
                  Collateralized By FHLB (Multi-Family Housing Revenue
                  LOC)@                                                                1.03         05/01/2027             950,000
        150,000   Dakota County MN CDA MFHR Regatta Commons Project
                  Series A Lasalle Bank NA LOC (Multi-Family Housing
                  Revenue LOC)@                                                        1.22         01/01/2038             150,000
        900,000   Duluth MN Economic Development Authority Health Care
                  Facilities Miller Dwan Medical Center (Healthcare
                  Facilities Revenue LOC)@                                             1.17         06/01/2019             900,000
      5,820,000   Eagan MN MFHR Floats PT 1221 (Multi-Family Housing
                  Revenue LOC)@                                                        1.08         12/01/2029           5,820,000
      1,550,000   Eagle Tax-Exempt Trust CTF 20012301 Class A
                  (Minnesota State) (Property Tax Revenue LOC)@                        1.08         10/01/2019           1,550,000
     10,655,000   Edina MN MFHR Edina Park Plaza Collateralized By
                  FHLMC (Multi-Family Housing Revenue LOC)@                            1.03         12/01/2029          10,655,000
      1,500,000   Hopkins MN Independent School District Number 270
                  Tax Anticipation CTFS (Property Tax Revenue LOC)                     1.50         03/18/2005           1,507,140
      1,485,000   Mankato MN MFHR Highland Project US Bank Trust NA
                  LOC Remarketed 10/03/00 (State & Local Governments
                  LOC)@                                                                1.17         05/01/2027           1,485,000
        350,000   Maple Grove MN MFHR Basswood Trails Project (Housing
                  Revenue LOC)@                                                        1.02         03/01/2029             350,000
     20,600,000   Minnesota School Districts Tax & Aid Anticipation
                  Borrowing Program CTFs Series A (Other Revenue LOC)                  1.75         08/27/2004          20,666,058
        900,000   Minnesota State Higher Education Facilities
                  Authority Revenue St Thomas University Series 5l
                  (Educational Facilities Revenue LOC)@                                1.05         04/01/2027             900,000
        715,000   Plymouth MN MFHR Lancaster Village Apartments
                  Project Collateralized By FNMA (Housing Revenue LOC)@                1.02         09/15/2031             715,000
      2,000,000   Rochester MN Health Care                                             0.94         06/10/2004           2,000,000
        650,000   Roseville MN Health Care Facilities Revenue
                  Presbyterian Homes Care Project (Healthcare
                  Facilities Revenue LOC)@                                             1.17         10/01/2029             650,000
         50,000   St Louis Park MN MFHR Newport On Seven Apartments
                  Project Collateralized by FNMA (Multi-Family Housing
                  Revenue LOC)@                                                        1.07         09/15/2031              50,000
        800,000   St Paul MN Housing & Redevelopment Authority Revenue
                  Minnesota Public Radio Project Allied Irish Bank plc
                  LOC (Housing Revenue LOC)@                                           1.17         05/01/2022             800,000
      3,700,000   St Paul MN Port Authority District Cooling Revenue
                  Series M Dexia Bank LOC (Transportation Revenue LOC)@                1.17         03/01/2021           3,700,000
        725,000   St Paul MN Port Authority District Cooling Revenue
                  Series O Dexia Credit Local De France LOC
                  (Transportation Revenue LOC)@                                        1.17         03/01/2012             725,000
      1,200,000   St Paul MN Port Authority District Cooling Revenue
                  Series Q Dexia Credit Local De France LOC
                  (Transportation Revenue LOC)@                                        1.03         03/01/2022           1,200,000
        100,000   St Paul MN Port Authority District Cooling Revenue
                  Series R Dexia Credit Local De France LOC
                  (Transportation Revenue LOC)@                                        1.22         03/01/2022             100,000
        550,000   St Paul MN Port Authority Tax Increment Revenue
                  Westgate Office & Industrial Center Project US Bank
                  Trust NA LOC (Transportation Revenue LOC)@                           1.08         02/01/2015             550,000
      6,050,000   University of Minnesota Education Facilities Revenue
                  Intermediate Term Financing Series A (Special
                  Facilities Revenue LOC)@                                             1.06         01/01/2034           6,050,000
      1,100,000   University of Minnesota GO University Revenue (Educational
                  Facilities Revenue LOC)@                                             1.08         07/01/2021           1,100,000

                                                                                                                        66,248,198
                                                                                                                   ---------------

Mississippi - 0.06%
      1,255,000   Mississippi Home Corporation SFMR Series 146 GNMA
                  FNMA Insured (Single Family Mortgage Revenue LOC)@                   1.12         11/01/2029           1,255,000
                                                                                                                   ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Missouri - 0.49%
$     4,575,000   Kansas City MO IDA Revenue Ewing Marion
                  Kauffman Foundation (Other Revenue LOC)@                             1.12%        04/01/2027     $     4,575,000
        145,000   Missouri Health And Education Facility
                  Authority Education Facilities Revenue St
                  Louis University Project Series A (Educational
                  Facilities Revenue LOC)@                                             1.17         10/01/2009             145,000
      3,800,000   Missouri Health And Education Facility
                  Authority Revenue Christian Brothers College
                  Series A (Healthcare Facilities Revenue LOC)@                        1.17         10/01/2032           3,800,000
      2,100,000   Missouri Higher Education Loan Authority
                  Student Loan Revenue Series A Bank of America
                  (Educational Facilities Revenue LOC)@                                1.08         12/01/2005           2,100,000

                                                                                                                        10,620,000
                                                                                                                   ---------------

Montana - 0.98%
      5,000,000   Anaconda Deer Lodge County MT Environmental
                  Facilities Revenue Variable Reference Arco
                  Anaconda Smelter (Pollution Control Revenue
                  LOC)@                                                                1.15         10/01/2037           5,000,000
      5,695,000   Montana State Board of Investments Municipal
                  Finance Construction Act-Intercap Program
                  (Other Revenue LOC)@                                                 1.25         03/01/2009           5,695,000
      5,055,000   Montana State Board of Investments Municipal
                  Finance Construction-Intercap Program (Other
                  Revenue LOC)@                                                        1.25         03/01/2005           5,055,000
      5,765,000   Montana State Board of Investments Municipal
                  Finance Construction-Intercap Program (Other
                  Revenue LOC)@                                                        1.25         03/01/2010           5,765,000

                                                                                                                        21,515,000
                                                                                                                   ---------------

Nebraska - 1.34%
     16,500,000   American Public Energy Agency Nebraska Gas
                  Supply Revenue National Public Gas Agency
                  Project Series A (Other Revenue LOC)@                                1.07         02/01/2014          16,500,000
     12,873,000   Lincoln NE Electric                                                  0.97         04/08/2004          12,873,000

                                                                                                                        29,373,000
                                                                                                                   ---------------

Nevada - 0.41%
      4,680,000   Clark County NV Roc Rr Series II-R-1035 MBIA
                  Insured (Property Tax Revenue LOC)@                                  1.08         06/01/2021           4,680,000
      4,200,000   Nevada Housing Division Multi Unit Housing
                  Series A US Bank NA LOC (Housing Revenue LOC)@                       1.08         04/01/2035           4,200,000

                                                                                                                         8,880,000
                                                                                                                   ---------------

New Jersey - 0.17%
      2,700,000   New Jersey Educational Facilities Authority
                  Princeton University                                                 0.95         06/07/2004           2,700,000
      1,000,000   New Jersey State Transit Corporation CTFs
                  (Lease Revenue LOC)                                                  3.00         10/01/2004           1,009,819

                                                                                                                         3,709,819
                                                                                                                   ---------------

New Mexico - 0.45%
      1,170,000   Albuquerque NM Industrial Development Revenue
                  Karsten Company New Mexico Project Series A
                  Bank One Arizona NA LOC (Industrial
                  Development Revenue LOC)@                                            1.22         12/01/2017           1,170,000
      2,100,000   Bloomfield NM Healthcare Facilities Revenue
                  Series A Lasalle National Bank LOC (Healthcare
                  Facilities Revenue LOC)@                                             1.25         11/15/2010           2,100,000
      2,360,000   Espanola NM Health Care Revenue Series A
                  Lasalle National Bank LOC (Healthcare
                  Facilities Revenue LOC)@                                             1.25         11/15/2010           2,360,000
      2,550,000   Farmington NM PCR Arizona Public Service
                  Company Series B (Industrial Development
                  Revenue LOC)@                                                        1.10         09/01/2024           2,550,000
      1,685,000   Silver City NM Series A Lasalle National Bank
                  LOC (Healthcare Facilities Revenue LOC)@                             1.25         11/15/2010           1,685,000

                                                                                                                         9,865,000
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
New York - 2.36%
$    34,750,000   New York City NY Transitional Financing Authority
                  NYC Recovery Revenue Series 3@                                       1.12%        11/01/2022     $    34,750,000
      2,000,000   New York NY City Housing Development Corporation
                  MFHR First Avenue Development Project Series A
                  (Housing Revenue LOC)@                                               1.02         10/15/2035           2,000,000
      1,500,000   New York State Dorm Authority Revenue State
                  University Education Facilities Series C (Housing
                  Revenue LOC)@                                                        5.30         05/15/2009           1,537,475
      8,500,000   New York State HFA Revenue Series A (Housing
                  Revenue LOC)@                                                        1.08         05/01/2029           8,500,000
      4,800,000   Oneida Indian Nation NY Bank of America NA LOC@                      1.02         10/01/2032           4,800,000

                                                                                                                        51,587,475
                                                                                                                   ---------------

North Carolina - 2.31%
      9,500,000   Charlotte - Mecklenberg Hospital Authority North
                  Carolina Health Care Systems Revenue Series D
                  (Healthcare Facilities Revenue LOC)@                                 1.00         01/15/2026           9,500,000
     25,300,000   Fayetteville NC Public Works Commission Revenue
                  (Utilities Revenue LOC)@                                             1.03         03/01/2020          25,300,000
      8,705,000   Mecklenburg County NC Lease Revenue (Other Revenue
                  LOC)@                                                                1.05         02/01/2016           8,705,000
      6,900,000   North Carolina Capital Facilities                                    0.95         06/10/2004           6,900,000

                                                                                                                        50,405,000
                                                                                                                   ---------------

North Dakota - 0.60%
     10,100,000   North Dakota State Housing Finance Agency Revenue
                  Series B (Housing Revenue LOC)@                                      1.05         01/01/2034          10,100,000
      2,950,000   Ward County ND Health Care Facilities Revenue
                  Trinity Obligation Group Series A US Bank NA LOC
                  (Hospital Revenue LOC)@                                              1.17         07/01/2029           2,950,000

                                                                                                                        13,050,000
                                                                                                                   ---------------

Ohio - 2.78%
     10,000,000   Cuyahoga County OH                                                   0.98         05/20/2004          10,000,000
      5,000,000   Franklin County OH Hospital Revenue Series II-R-55
                  Salomon Smith Barney LOC (Hospital Revenue LOC)@                     1.08         06/01/2017           5,000,000
      2,500,000   Grove City OH MFHR Regency Arms Apartments Project
                  Collateralized By FNMA (Multi-Family Housing
                  Revenue LOC)@                                                        1.07         06/15/2030           2,500,000
     19,500,000   Hamilton County OH Hospital Facilities Revenue
                  Elizabeth Gamble Series B JP Morgan Chase &
                  Company LOC (Healthcare Facilities Revenue LOC)@                     0.90         06/01/2027          19,500,000
      6,295,000   Ohio State GO Series Rr II-R 206 FGIC Insured
                  (Property Tax Revenue LOC)@                                          1.08         03/15/2015           6,295,000
      2,515,000   Ohio State Higher Education Facilities Revenue
                  Series A (Lease Revenue LOC)@                                        1.02         09/01/2027           2,515,000
      7,800,000   Ohio State Solid Waste Revenue Solid Waste Revenue
                  Bonds (BP Exploration & Oil Inc. Project)
                  (Industrial Development Revenue LOC)@                                1.15         02/01/2033           7,800,000
        500,000   Scioto County OH Hospital Revenue VHA Center
                  Incorporated Series C AMBAC Insured (Hospital
                  Revenue LOC)@                                                        1.05         12/01/2025             500,000
        540,000   Warren County OH Health Care Facilities Revenue
                  Otterbein Series A (Healthcare Facilities Revenue
                  LOC)@                                                                1.07         07/01/2021             540,000
      2,810,000   Warren County OH Industrial Development Revenue
                  Cincinnati Electricity Corporation Project
                  Scotiabank LOC (Industrial Development Revenue
                  LOC)@                                                                1.23         09/01/2015           2,810,000
      3,360,000   Warren County OH Industrial Development Revenue
                  Pac Manufacturing Project (Industrial Development
                  Revenue LOC)@                                                        1.22         12/01/2025           3,360,000

                                                                                                                        60,820,000
                                                                                                                   ---------------

Oklahoma - 0.96%
      7,400,000   Muskogee OK Medical Center Authority Revenue Bank
                  of America NA LOC (Health Facilities Financing
                  Authority Revenue LOC)@                                              1.10         10/01/2032           7,400,000
      2,000,000   Oklahoma Development Finance Authority Health Care
                  Revenue Continuing Care Community Project Series C
                  KBC Bank NV LOC (Nursing Home Revenue LOC)@                          1.17         02/01/2012           2,000,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Oklahoma (continued)
$     4,355,000   Oklahoma State HFA Revenue Series 1327 Merrill Lynch
                  Capital LOC (Housing Revenue LOC)@                                   1.12%        03/01/2009     $     4,355,000
      6,310,000   Oklahoma State IDA Tealridge Manor Corporation
                  Project Bank of America NA LOC (Healthcare Facilities
                  Revenue LOC)@                                                        1.10         11/01/2018           6,310,000
        860,000   Tulsa County OK HFA SFMR GNMA Mortgage Backed
                  Securities Class A Series E (Industrial Development
                  Revenue LOC)@                                                        1.12         07/01/2032             860,000

                                                                                                                        20,925,000
                                                                                                                   ---------------

Oregon - 1.92%
      1,655,000   Deschutes County OR Series A FSA Insured (Property Tax
                  Revenue LOC)                                                         5.00         06/15/2004           1,668,977
      3,000,000   Gilliam County OR Solid Waste Disposal Revenue Waste
                  Management Incorporated Project JP Morgan Chase Bank LOC
                  (Solid Waste Revenue LOC)@                                           1.08         07/01/2027           3,000,000
     32,000,000   Oregon State Tax Anticipation Notes                                  2.25         11/15/2004          32,233,036
      4,995,000   Tri County Metro Transportation District OR Series 142
                  (Transportation Revenue LOC)@                                        1.05         08/01/2019           4,995,000

                                                                                                                        41,897,013
                                                                                                                   ---------------

Other - 3.24%
      5,297,416   ABN AMRO Leasetops CTFs Tr 2000-2 ABN AMRO Bank NV LOC (Other
                  Revenue LOC)@                                                        1.36         04/01/2005           5,297,416
     10,000,000   ABN AMRO Munitops CTFs Tr 1999-1 Munitops Certificates
                  FGIC Insured (Other Revenue LOC)++@                                  1.12         12/06/2006          10,000,000
     15,420,000   ABN AMRO Munitops CTFs Tr 2001-23 MBIA Insured
                  (Property Tax Revenue LOC)@                                          1.12         12/01/2009          15,420,000
      8,160,000   Munimae Trust Collateralized By FHLMC (Housing
                  Revenue LOC)@                                                        1.13         12/19/2005           8,160,000
         40,240   Pitney Bowes Credit Corporation Leasetops Tr
                  Revenue Series 2002-1 (Lease Revenue LOC)@                           1.27         07/19/2006              40,240
      4,345,000   Roaring Fork Municipal Products Limited Liability
                  Corporation Series 2000-14 Class A (Other Revenue LOC)@              1.22         06/01/2005           4,345,000
      2,153,805   Roaring Fork Municipal Products Limited Liability
                  Corporation Series 2002-6 Class A (Other Revenue LOC)@               1.22         06/01/2034           2,153,805
     25,450,000   Sunamerica Trust (General Obligation - School Districts
                  LOC)@                                                                1.22         07/01/2041          25,450,000

                                                                                                                        70,866,461
                                                                                                                   ---------------

Pennsylvania - 1.62%
      1,960,000   Hollidaysburg PA Area School District AMBAC Insured
                  (Property Tax Revenue LOC)@                                          6.50         06/01/2020           1,978,351
      3,975,000   Pennsylvania Infrastructure Investory Authority
                  Revenue Ln Pool - Series A                                           2.00         09/01/2004           3,989,958
     18,600,000   Pennsylvania State Higher Education Assistance
                  Agency Student Loan Revenue Series A AMBAC Insured
                  (Educational Facilities Revenue LOC)@                                1.03         12/01/2025          18,600,000
      4,185,000   Pennsylvania State Turnpike Commission Oil Franchise Tax
                  Revenue Series II R 1005 (Sales Tax Revenue LOC)@                    1.08         12/01/2015           4,185,000
      6,500,000   Philadelphia PA School District Revenue Series S
                  (Property Tax Revenue LOC)                                           5.25         03/01/2005           6,749,936

                                                                                                                        35,503,245
                                                                                                                   ---------------

Rhode Island - 0.05%
      1,000,000   Rhode Island Refunding Board Authority State Public
                  Projects Revenue (Lease Revenue LOC)@                                1.07         08/01/2005           1,000,000
                                                                                                                   ---------------

South Carolina - 2.04%
     16,400,000   Charleston County SC School District Tax Anticipation Notes
                  (Property Tax Revenue LOC)                                           1.25         04/14/2004          16,401,767
      5,900,000   Charleston, South Carolina Waterworks and Sewer Revenue
                  Bonds Series 2003a@                                                  1.07         01/01/2033           5,900,000
      4,300,000   Piedmont Municipal Power Agency SC Electric Revenue
                  (Electric Revenue LOC)@                                              1.05         01/01/2022           4,300,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
South Carolina (continued)
$     4,435,000   South Carolina Educational Facilities Authority For
                  Private Nonprofit Institutions (College And
                  University Revenue LOC)@                                             1.10%        02/01/2022     $     4,435,000
      3,140,000   South Carolina Housing Finance and Development
                  Authority Mtg Revenue Series L (Housing Revenue LOC)@                1.17         07/01/2028           3,140,000
      4,700,000   South Carolina Jobs Economic Development Authority
                  Zeuna Staerker USA Incorporated Project (Industrial
                  Development Revenue LOC)@                                            1.10         12/01/2018           4,700,000
      5,650,000   South Carolina State Public Service Authority Revenue
                  (Electric Revenue LOC)@                                              1.07         01/01/2023           5,650,000

                                                                                                                        44,526,767
                                                                                                                   ---------------

South Dakota - 0.22%
      4,900,000   Lawrence County SD Solid Waste Disposal Revenue
                  Homestake Mining Company Series A Chase Manhatten Bank
                  LOC (Industrial Development Revenue LOC)@                            1.16         07/01/2032           4,900,000
                                                                                                                   ---------------

Tennessee - 4.59%
      4,950,000   Chattanooga TN ROC RR Series II-R-1026 MBIA Insured
                  (Property Tax Revenue LOC)@                                          1.08         10/01/2022           4,950,000
     10,350,000   Clarksville TN Public Building Authority Revenue
                  Pooled Financing Tennessee Municipal Bond Funding
                  Bank of America NA LOC (Other Revenue LOC)@                          1.10         07/01/2031          10,350,000
     21,440,000   Clarksville TN Public Building Authority Revenue
                  Pooled Financing Tennessee Municipal Bond Funding
                  Bank of America NA LOC (Other Revenue LOC)@                          1.10         01/01/2033          21,440,000
     12,000,000   Jackson TN Energy Authority Wastewater System
                  Revenue FSA Insured (Sewer Revenue LOC)@                             1.05         12/01/2022          12,000,000
     19,985,000   Metropolitan Government Nashville & Davidson
                  County TN Industrial Development Stewarts Ferry
                  Apartments@                                                          1.05         01/01/2034          19,985,000
      2,000,000   Metropolitan Government Nashville Davidson County
                  TN District Energy (Other Revenue LOC)@                              1.08         10/01/2022           2,000,000
     19,635,000   Montgomery County TN Public Building Authority
                  Pooled Financing Revenue Tennessee County Loan
                  Pool (Other Revenue LOC)@                                            1.10         04/01/2032          19,635,000
      4,430,500   Portland TN Health & Education Facilities Board
                  Hospital Revenue Series 322 (Hospital Revenue
                  LOC)@                                                                1.15         11/15/2014           4,430,500
      3,750,000   Tennessee Housing Development Agency Series H
                  (Housing Revenue LOC)@                                               1.15         01/01/2021           3,750,000
      1,800,000   Volunteer State Student Funding Corporation
                  Tennessee Student Loan Revenue Series A1 State
                  Street Bank & Trust Company LOC (Educational
                  Facilities Revenue LOC)@                                             1.03         12/01/2023           1,800,000

                                                                                                                       100,340,500
                                                                                                                   ---------------

Texas - 12.13%
      4,000,000   Austin TX (Property Tax Revenue LOC)                                 3.00         09/01/2004           4,031,444
      9,400,000   Austin TX Utility Systems Revenue Series G
                  Receipts (Utilities Revenue LOC)@                                    1.07         11/15/2011           9,400,000
      8,000,000   Calhoun County TX Solid Waste Disposal Revenue
                  Formosa Plastics Corporation Project Bank of
                  America NA LOC (Solid Waste Revenue LOC)@                            1.15         05/01/2025           8,000,000
      7,600,000   Cameron TX Ed Corporation Revenue Dallas Jewish
                  Community Foundation Allied Irish Bank plc LOC
                  (Healthcare Facilities Revenue LOC)@                                 1.08         12/01/2030           7,600,000
      3,370,000   Dallas Fort Worth TX International Airport
                  Revenue Rocs II R 268 (Industrial Development
                  Revenue LOC)@                                                        1.12         11/01/2033           3,370,000
      6,000,000   Eagle Tax-Exempt Trust CTF 20014210 Class A
                  (Dallas TX Area Rapid) AMBAC Insured (Sales Tax
                  Revenue LOC)@                                                        1.08         12/01/2026           6,000,000
      4,310,000   Eagle Tax-Exempt Trust CTF 20014302 Class A
                  (Austin TX Electric Utility Systems Revenue) FSA
                  Insured (Power Revenue LOC)@                                         1.08         11/15/2017           4,310,000
      4,800,000   Guadalupe Blanco River Authority TX Pollution
                  Control Revenue Central Power & Light Company
                  (Industrial Development Revenue LOC)@                                1.08         11/01/2015           4,800,000
     13,200,000   Gulf Coast Industrial Development Authority
                  (Utilities Revenue LOC)@                                             1.15         04/01/2038          13,200,000
     11,600,000   Gulf Coast Waste Disposal Authority Environmental
                  Facilities Revenue Exxon Mobil Project Series A
                  (Industrial Development Revenue LOC)@                                1.05         06/01/2030          11,600,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Texas (continued)
$    17,000,000   Gulf Coast Waste Disposal Authority Texas Environmental
                  Facilities Revenue Exxon Mobil Project (Pollution Control
                  Revenue LOC)@                                                        1.12%        12/01/2025     $    17,000,000
      4,000,000   Gulf Coast Waste Disposal Authority TX Environmental
                  Facilities Revenue Exxon Mobil Project (Industrial
                  Development Revenue LOC)@                                            1.05         06/01/2030           4,000,000
      7,700,000   Harris County Hospital                                               0.98         06/25/2004           7,700,000
      9,000,000   Harris County TX                                                     1.00         04/07/2004           9,000,000
      3,000,000   Harris County TX (Property Tax Revenue LOC)                          3.00         10/01/2004           3,029,517
      2,300,000   Harris County TX Health Facilities Development
                  Corporation Revenue YMCA of Greater Houston Area
                  (Other Revenue LOC)@                                                 1.12         07/01/2037           2,300,000
      8,100,000   Harris County TX Industrial Development Solid Waste
                  Disposal Revenue (Industrial Development Revenue
                  LOC)@                                                                1.10         04/01/2032           8,100,000
      3,375,000   Houston Texas GO (Tax Revenue LOC)@                                  1.10         03/01/2010           3,375,000
      1,400,000   Houston TX                                                           0.95         08/12/2004           1,400,000
     13,700,000   Houston TX Higher Education Finance Facilities
                  Revenue Floater Receipts Series SG 139 Societe
                  Generale LOC (Higher Education Facilities Authority
                  Revenue LOC)@                                                        1.07         11/15/2029          13,700,000
      5,470,000   Houston TX Water & Sewer Systems Revenue CTFs Series
                  495 FGIC Insured (Water & Sewer Revenue LOC)@                        1.07         12/01/2030           5,470,000
      3,770,000   Houston TX Water & Sewer Systems Revenue Municipal
                  Trust Receipts Series SG 120 (Water & Sewer Revenue
                  LOC)@                                                                1.07         12/01/2023           3,770,000
        500,000   North Central TX Health Facilities Development
                  Corporation Revenue Dallas Jewish Community
                  Foundation Allied Irish Bank plc LOC (Private School
                  Revenue LOC)@                                                        1.08         12/01/2030             500,000
      1,905,000   Polly Ryon Hospital Authority TX Polly Ryon Memorial
                  Hospital JP Morgan Chase & Company LOC (Hospital
                  Revenue LOC)@                                                        1.02         11/01/2026           1,905,000
      6,000,000   San Antonio TX Water Revenue (Water Revenue LOC)@                    1.05         05/15/2033           6,000,000
      2,900,000   Splendora TX Higher Educational Facilities Corporate
                  Revenue Project Fellowship Christian Project (Other
                  Revenue LOC)@                                                        1.10         01/01/2017           2,900,000
      4,200,000   Texas Public Financial Authority                                     0.95         06/07/2004           4,200,000
     45,000,000   Texas State Transportation (Tax Revenue LOC)                         2.00         08/31/2004          45,159,206
     15,195,000   Travis County TX Health Facilities Development
                  Corporation Health Revenue Series 4 AMBAC Insured
                  (Healthcare Facilities Revenue LOC)@                                 1.11         11/15/2024          15,195,000
      6,295,000   Travis County TX HFA SFMR Series 1287 Collateralized
                  By GNMA (Housing Revenue LOC)@                                       1.12         09/01/2018           6,295,000
     16,000,000   University of Texas                                                  0.95         05/11/2004          16,000,000
     16,000,000   University of Texas (General Obligation - School
                  Districts LOC)                                                       0.95         06/30/2004          16,000,000

                                                                                                                       265,310,167
                                                                                                                   ---------------

Utah - 1.51%
      6,100,000   Intermountain Power Agency                                           0.94         04/05/2004           6,100,000
      2,000,000   Utah State Board of Regents Student Loan Revenue
                  Series 1988c AMBAC Insured (Educational Facilities
                  Revenue LOC)@                                                        1.03         11/01/2013           2,000,000
     25,000,000   Utah State Board of Regents Student Loan Revenue Series 1997R
                  AMBAC Insured (Educational Facilities Revenue LOC)@                  1.08         11/01/2031          25,000,000

                                                                                                                        33,100,000
                                                                                                                   ---------------
Virginia - 1.10%
      2,840,000   Loudoun County VA IDA Howard Hughes Medical
                  Institute Series A (Industrial Development Revenue
                  LOC)@                                                                1.09         02/15/2038           2,840,000
      8,000,000   Peninsula Ports Authority VA                                         0.95         05/25/2004           8,000,000
      2,000,000   Virginia Beach VA GO (Property Tax Revenue LOC)                      5.00         07/15/2004           2,023,787
      9,000,000   Virginia Commonwealth Transportation Board Federal Highway
                  Reimbursement Antic NT Revenue Bond                                  5.50         10/01/2004           9,197,013

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Virginia (continued)
$     2,000,000   Virginia State Transportation Board Transportation
                  Contract Revenue Northern Virginia Transportation District
                  Project Series A (State & Local Governments LOC)@                    6.25%        05/15/2017     $     2,033,717

                                                                                                                        24,094,517
                                                                                                                   ---------------

Washington - 5.11%
      5,235,500   Energy Northwest Washington Electric Revenue CTFs Series C
                  FSA Insured (Electric Revenue LOC)@                                  1.10         01/01/2010           5,235,500
      4,200,000   Energy Northwest Washington Electric Revenue Floats Pa 846
                  FSA Insured (Electric Revenue LOC)@                                  1.08         01/01/2010           4,200,000
     27,765,000   Energy Northwest Washington State Electric Revenue Bond,
                  Project No. 3, Series 2003d3-1 (Electric Revenue LOC)@               1.03         07/01/2018          27,765,000
     13,650,000   Issaquah WA Community Properties Water Revenue Series A
                  Bank of America NA LOC (Water Revenue LOC)@                          1.03         02/15/2021          13,650,000
      2,000,000   King County WA School District No 411 Series A (Property
                  Tax Revenue LOC)@                                                    5.85         12/01/2011           2,036,178
      5,305,000   Kitsap County WA School District No 400 North Kitsap
                  Series II-R-1009 FSA Insured (Property Tax Revenue LOC)@             1.08         12/01/2017           5,305,000
      1,900,000   Snohomish County WA Public Utility District Series A-1 FSA
                  Insured (Utilities Revenue LOC)@                                     1.03         12/01/2019           1,900,000
      2,000,000   Washington State Economic Development Financing Authority
                  Revenue Ace Tank Project US Bank NA LOC (Economic
                  Development Revenue LOC)@                                            1.12         11/01/2018           2,000,000
      5,500,000   Washington State Economic Development Financing Authority
                  Revenue Industrial Development Canam Steel Project Series
                  D (Economic Development Revenue LOC)@                                1.20         09/30/2030           5,500,000
      4,515,000   Washington State Economic Development Financing Authority
                  Revenue Pioneer Human Services Project H (Industrial
                  Development Revenue LOC)@                                            1.17         09/01/2018           4,515,000
      4,000,000   Washington State Economic Development Financing Authority
                  Solid Waste Disposal Revenue Waste Management Incorporated
                  Project Series D (Pollution Control Revenue LOC)@                    1.08         07/01/2027           4,000,000
      6,645,000   Washington State HFA MFHR Canyon Lakes II Project Pacific
                  Northwest Bank LOC (Housing Revenue LOC)@                            1.07         10/01/2019           6,645,000
      6,900,000   Washington State Housing Finance Community MFHR Country
                  Club Apts Series A US Bank NA LOC (Housing Revenue LOC)@             1.22         08/01/2032           6,900,000
      3,140,000   Washington State Housing Finance Community MFHR Lakewood
                  Meadows Apartments Project Series A Insured By FNMA
                  (Multi-Family Housing Revenue LOC)@                                  1.07         07/15/2033           3,140,000
      1,000,000   Washington State Housing Finance Community MFHR Mill Point
                  Apartments Project Series A US Bank Trust NA LOC (Housing
                  Revenue LOC)@                                                        1.16         01/01/2030           1,000,000
      3,500,000   Washington State Housing Finance Community Nonprofit
                  Revenue Annie Wright School Bank of America NA LOC
                  (Housing Revenue LOC)@                                               1.09         12/01/2023           3,500,000
      1,700,000   Washington State Housing Finance Community Nonprofit
                  Revenue Tacoma Art Museum Project Northern Trust Company
                  LOC (Industrial Development Revenue LOC)@                            1.17         06/01/2032           1,700,000
      1,700,000   Washington State Public Power Supply System Nuclear
                  Project No 1 Revenue Municipal Securities Trust Receipts
                  Series CMC2 Insured By AMBAC (Electric Revenue LOC)@                 1.08         01/01/2005           1,700,000
        300,000   Washington State Public Power Supply System Nuclear
                  Project No 2 Revenue Municipal Securities Trust Receipts
                  Series CMC3 Insured by AMBAC (Electric Revenue LOC)@                 1.08         07/01/2007             300,000
      7,000,000   Washington State Series Sg-37 (Other Revenue LOC)@                   1.07         07/01/2017           7,000,000
      1,140,000   Yakima County WA Public Corporation Revenue Longview Fire
                  Company Project Bank of America NA & SA LOC (Other Revenue
                  LOC)@                                                                1.15         01/01/2018           1,140,000
      2,700,000   Yakima County WA Public Corporation Revenue Valley
                  Processing Project Bank of America NA LOC (Industrial
                  Development Revenue LOC)@                                            1.15         02/01/2015           2,700,000

                                                                                                                       111,831,678
                                                                                                                   ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
Wisconsin - 3.45%
$     5,470,000   Chilton WI School District ROC RR Series II-R-1017
                  FGIC Insured (Property Tax Revenue LOC)@                             1.08%        04/01/2019     $     5,470,000
      2,812,000   State of Wisconsin                                                   0.98         06/03/2004           2,812,000
      5,000,000   Waukesha WI School District Tax & Revenue
                  Anticipation Promissory Notes (Educational
                  Facilities Revenue LOC)                                              1.50         08/23/2004           5,009,342
     28,400,000   Wisconsin Housing & Economic Development Authority
                  Home Ownership Revenue Series I FSA Insured
                  (Housing Revenue LOC)@                                               1.08         09/01/2032          28,400,000
      2,400,000   Wisconsin State Health & Educational Facilities
                  Authority Revenue Alverno College Project
                  (Educational Facilities Revenue LOC)@                                1.17         11/01/2017           2,400,000
     23,270,000   Wisconsin State Health & Educational Facilities
                  Authority Revenue Gundersen Lutheran Series B
                  (Healthcare Facilities Revenue LOC)@                                 1.12         12/01/2029          23,270,000
      7,165,000   Wisconsin State Health & Educational Facilities
                  Authority Revenue Gundersen Lutheran Series A
                  (Healthcare Facilities Revenue LOC)@                                 1.12         12/01/2015           7,165,000
      1,000,000   Wisconsin State Transportation Revenue Series A
                  (State & Local Governments LOC)@                                     5.50         07/01/2009           1,012,362

                                                                                                                        75,538,704
                                                                                                                   ---------------

Wyoming - 0.85%
      2,900,000   Lincoln County WY PCR Exxon Company Project
                  (Industrial Development Revenue LOC)@                                1.10         07/01/2017           2,900,000
      1,700,000   Lincoln County WY PCR Exxon Project Series A
                  (Industrial Development Revenue LOC)@                                1.10         07/01/2017           1,700,000
      9,900,000   Sublette County WY Pollution Control Revenue Exxon
                  Project Series B (Pollution Control Revenue LOC)@                    1.05         07/01/2017           9,900,000
      3,000,000   Sweetwater County WY Environment Improvement
                  Revenue Bonds (Pollution Control Revenue LOC)@                       1.17         11/01/2025           3,000,000
      1,050,000   Uinta County WY PCR Chevron USA Incorporated
                  Project (Industrial Development Revenue LOC)@                        1.10         08/15/2020           1,050,000

                                                                                                                        18,550,000
                                                                                                                   ---------------

Total Municipal Bonds & Notes (Cost $2,181,332,871)                                                                  2,181,332,871
                                                                                                                   ---------------

Total Investments in Securities
(Cost $2,181,332,871)*               99.77%                                                                        $ 2,181,332,871
Other Assets and Liabilities, Net     0.23                                                                               4,981,815
                                    ------                                                                         ---------------

Total Net Assets                    100.00%                                                                        $ 2,186,314,686
                                    ======                                                                         ===============

@ These variable rate securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
US Treasury Securities - 53.21%

US Treasury Bills - 17.38%
$   200,000,000   US Treasury Bill^                                                    0.92%        04/01/2004     $   200,000,000
    200,000,000   US Treasury Bill^                                                    0.96         04/01/2004         200,000,000
    150,000,000   US Treasury Bill^                                                    0.97         04/01/2004         150,000,000
    150,000,000   US Treasury Bill^                                                    0.99         04/01/2004         150,000,000
    100,000,000   US Treasury Bill^                                                    1.01         05/27/2004          99,842,889
    200,000,000   US Treasury Bill^                                                    0.98         09/23/2004         199,052,083

                                                                                                                       998,894,972
                                                                                                                   ---------------

US Treasury Bonds - 3.32%
     79,462,000   US Treasury Bond                                                    12.38         05/15/2004          80,573,916
    103,845,000   US Treasury Bond                                                    11.63         11/15/2004         110,491,531

                                                                                                                       191,065,447
                                                                                                                   ---------------

US Treasury Notes - 32.51%
    315,000,000   US Treasury Note                                                     3.38         04/30/2004         315,563,149
     75,000,000   US Treasury Note                                                     7.25         05/15/2004          75,553,819
    175,000,000   US Treasury Note                                                     3.25         05/31/2004         175,635,243
     75,000,000   US Treasury Note                                                     2.88         06/30/2004          75,342,097
     75,000,000   US Treasury Note                                                     2.25         07/31/2004          75,287,013
    275,000,000   US Treasury Note                                                     6.00         08/15/2004         280,009,069
    500,000,000   US Treasury Note                                                     2.13         08/31/2004         502,010,072
    200,000,000   US Treasury Note                                                     1.88         09/30/2004         200,824,864
     50,000,000   US Treasury Note                                                     2.13         10/31/2004          50,299,286
    115,000,000   US Treasury Note                                                     5.88         11/15/2004         118,362,613

                                                                                                                     1,868,887,225
                                                                                                                   ---------------

Total US Treasury Securities (cost $3,058,847,644)                                                                   3,058,847,644
                                                                                                                   ---------------

Repurchase Agreements - 46.07%
  1,300,000,000   Bear Stearns & Company Incorporated - 102% Collateralized
                  By US Government Securities                                          1.02         04/01/2004       1,300,000,000
     52,178,000   Deutsche Bank Securities - 102% Collateralized By
                  US Government Securities                                             1.00         04/01/2004          52,178,000
     90,000,000   Goldman Sachs Group Incorporated - 102%
                  Collateralized By US Government Securities                           0.70         04/01/2004          90,000,000
    905,000,000   Goldman Sachs Group Incorporated - 102%
                  Collateralized By US Government Securities                           0.99         04/01/2004         905,000,000
    300,000,000   Morgan Stanley Incorporated - 102% Collateralized
                  By US Government Securities                                          0.90         04/01/2004         300,000,000

Total Repurchase Agreements (Cost $2,647,178,000)                                                                    2,647,178,000
                                                                                                                   ---------------

Total Investments in Securities
(Cost $5,706,025,644)*               99.28%                                                                        $ 5,706,025,644

Other Assets and Liabilities, Net     0.72                                                                              41,215,855
                                    ------                                                                         ---------------

Total Net Assets                    100.00%                                                                        $ 5,747,241,499
                                    ======                                                                         ===============

^     Zero coupon/ stepped coupon Interest rate presented is yield to bond.
      maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal         Security Name                                                    Interest Rate   Maturity Date        Value
US Treasury Securities - 103.08%

US Treasury Bills - 94.27%
$   100,000,000   US Treasury Bill^                                                    0.96%        04/01/2004     $   100,000,000
    150,000,000   US Treasury Bill^                                                    0.97         04/01/2004         150,000,000
    250,000,000   US Treasury Bill^                                                    0.95         04/08/2004         249,954,062
    100,000,000   US Treasury Bill^                                                    0.91         04/15/2004          99,964,611
    150,000,000   US Treasury Bill^                                                    0.88         04/22/2004         149,923,437
    125,000,000   US Treasury Bill^                                                    0.89         04/29/2004         124,913,958
    100,000,000   US Treasury Bill^                                                    0.95         04/29/2004          99,926,111
     84,755,000   US Treasury Bill^                                                    0.91         05/06/2004          84,680,015
     75,000,000   US Treasury Bill^                                                    0.92         05/06/2004          74,933,281
    100,000,000   US Treasury Bill^                                                    0.92         05/06/2004          99,910,556
    125,000,000   US Treasury Bill^                                                    0.91         05/13/2004         124,867,292
    125,000,000   US Treasury Bill^                                                    0.92         05/13/2004         124,865,833
    150,000,000   US Treasury Bill^                                                    0.92         05/20/2004         149,813,188
    120,260,000   US Treasury Bill^                                                    0.93         05/27/2004         120,086,959
     50,000,000   US Treasury Bill^                                                    0.93         05/27/2004          49,927,667
     75,000,000   US Treasury Bill^                                                    0.94         05/27/2004          74,890,917
    150,000,000   US Treasury Bill^                                                    0.94         06/03/2004         149,753,250
    150,000,000   US Treasury Bill^                                                    0.95         06/17/2004         149,696,813
    275,000,000   US Treasury Bill^                                                    0.93         06/24/2004         274,403,250
     75,000,000   US Treasury Bill^                                                    0.94         07/01/2004          74,821,792
    100,000,000   US Treasury Bill^                                                    0.95         07/01/2004          99,761,125
    125,000,000   US Treasury Bill^                                                    1.00         07/08/2004         124,659,722
    100,000,000   US Treasury Bill^                                                    0.95         07/15/2004          99,722,917
    110,000,000   US Treasury Bill^                                                    0.98         09/16/2004         109,496,933

                                                                                                                     2,960,973,689
                                                                                                                   ---------------

US Treasury Notes - 8.81%
    125,000,000   US Treasury Note                                                     3.38         04/30/2004         125,229,333
    100,000,000   US Treasury Note                                                     2.25         07/31/2004         100,388,152
     50,000,000   US Treasury Note                                                     6.00         08/15/2004          50,911,212

                                                                                                                       276,528,697
                                                                                                                   ---------------

Total US Treasury Securities (Cost $3,237,502,386)                                                                   3,237,502,386
                                                                                                                   ----------------
Total Investments in Securities
(Cost $3,237,502,386)*              103.08%                                                                        $ 3,237,502,386

Other Assets and Liabilities, Net    (3.08)                                                                            (96,600,253)
                                    ------                                                                         ---------------

Total Net Assets                    100.00%                                                                        $ 3,140,902,133
                                    ======                                                                         ===============

^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                        This page is intentionally left blank --

WELLS FARGO MONEY MARKET FUNDS           STATEMENTS OF ASSETS AND LIABILITIES --
                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                         California Tax-Free           Government
                                                                           Money Market Fund    Money Market Fund
                                                                         -------------------    ------------------
INVESTMENTS:
   In securities, at market value .....................................      $ 2,628,867,403      $ 4,607,947,718
   Repurchase Agreements ..............................................                    0        2,351,348,000
                                                                             ---------------      ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .....................        2,628,867,403        6,959,295,718
                                                                             ---------------      ---------------
   Cash ...............................................................               88,180               50,782
   Receivable for Fund shares issued ..................................                    0                    0
   Receivable for investments sold ....................................                    0          125,053,707
   Receivables for dividends and interest .............................            8,981,967           14,068,038
                                                                             ---------------      ---------------
TOTAL ASSETS ..........................................................        2,637,937,550        7,098,468,245
                                                                             ---------------      ---------------

LIABILITIES
   Payable for investments purchased ..................................            6,052,515          328,058,174
   Dividends payable ..................................................              121,191            2,743,753
   Payable to investment advisor and affiliates (Note 3) ..............              901,548            1,382,313
   Payable to the Trustees and Distributor ............................              483,742            1,042,046
   Accrued expenses and other liabilities .............................              205,163               79,760
                                                                             ---------------      ---------------
   TOTAL LIABILITIES ..................................................            7,764,159          333,306,046
                                                                             ---------------      ---------------
   TOTAL NET ASSETS ...................................................      $ 2,630,173,391      $ 6,765,162,199
                                                                             ===============      ===============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
   Paid-in capital ....................................................      $ 2,630,084,340      $ 6,765,124,942
   Undistributed net investment income (loss) .........................                 (986)              31,018
   Undistributed net realized gain (loss) on investments ..............               90,037                6,239
                                                                             ---------------      ---------------
TOTAL NET ASSETS ......................................................      $ 2,630,173,391      $ 6,765,162,199
                                                                             ---------------      ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------
   Net assets - Class A ...............................................      $ 2,262,957,421      $   365,169,254
   Shares outstanding - Class A .......................................        2,262,830,160          365,168,810
   Net asset value and offering price per share - Class A .............      $          1.00      $          1.00
   Net assets - Class B ...............................................                  N/A                  N/A
   Shares outstanding - Class B .......................................                  N/A                  N/A
   Net asset value and offering price per share - Class B .............                  N/A                  N/A
   Net assets -Administrator Class ....................................                  N/A      $   160,507,474
   Shares outstanding - Administrator  Class ..........................                  N/A          160,507,969
   Net asset value and offering price per share - Administrator Class .                  N/A      $          1.00
   Net assets - Institutional Class ...................................                  N/A      $ 1,471,711,007
   Shares outstanding - Institutional class ...........................                  N/A        1,471,715,246
   Net asset value and offering price per share - Institutional Class .                  N/A      $          1.00
   Net assets - Service Class .........................................      $   367,215,970      $ 4,767,774,464
   Shares outstanding - Service Class .................................          367,201,636        4,767,772,391
   Net asset value and offering price per share - Service Class .......      $          1.00      $          1.00
                                                                             ---------------      ---------------
INVESTMENTS AT COST ...................................................      $ 2,628,867,403      $ 6,959,295,718
                                                                             ===============      ===============

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES --           WELLS FARGO MONEY MARKET FUNDS
MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                               Minnesota                        National Tax-Free
                                                                       Money Market Fund    Money Market Fund   Money Market Fund
                                                                       -----------------    -----------------   -----------------
INVESTMENTS:
   In securities, at market value .....................................    $ 117,173,740      $ 6,508,627,756     $ 2,181,332,871
   Repurchase Agreements ..............................................                0          776,683,000                   0
                                                                           -------------      ---------------     ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .....................      117,173,740        7,285,310,756       2,181,332,871
                                                                           -------------      ---------------     ---------------
   Cash ...............................................................          143,115               50,465             107,030
   Receivable for Fund shares issued ..................................                0               89,928                   0
   Receivable for investments sold ....................................                0                    0                   0
   Receivables for dividends and interest .............................          271,973            6,878,031           6,351,189
                                                                           -------------      ---------------     ---------------
TOTAL ASSETS ..........................................................      117,588,828        7,292,329,180       2,187,791,090
                                                                           -------------      ---------------     ---------------
LIABILITIES
   Payable for investments purchased ..................................          181,410                    0                   0
   Dividends payable ..................................................              188               88,090             432,619
   Payable to investment advisor and affiliates (Note 3) ..............           50,151            3,617,381             472,504
   Payable to the Trustees and Distributor ............................           27,436            2,591,159             406,380
   Accrued expenses and other liabilities .............................           92,845               60,737             164,901
                                                                           -------------      ---------------     ---------------
   TOTAL LIABILITIES ..................................................          352,030            6,357,367           1,476,404
                                                                           -------------      ---------------     ---------------
   TOTAL NET ASSETS ...................................................    $ 117,236,798      $ 7,285,971,813     $ 2,186,314,686
                                                                           =============      ===============     ===============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   Paid-in capital ....................................................    $ 117,200,709      $ 7,285,984,409     $ 2,185,996,713
   Undistributed net investment income (loss) .........................                1                    2                   0
   Undistributed net realized gain (loss) on investments ..............           36,088              (12,598)            317,973
                                                                           -------------      ---------------     ---------------
TOTAL NET ASSETS ......................................................    $ 117,236,798      $ 7,285,971,813     $ 2,186,314,686
                                                                           -------------      ---------------     ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
   Net assets - Class A ...............................................    $ 117,236,798      $ 5,694,911,307     $   621,662,964
   Shares outstanding - Class A .......................................      117,200,484        5,694,338,901         621,546,597
   Net asset value and offering price per share - Class A .............    $        1.00      $          1.00     $          1.00
   Net assets - Class B ...............................................              N/A      $ 1,591,060,506                 N/A
   Shares outstanding - Class B .......................................              N/A        1,590,967,636                 N/A
   Net asset value and offering price per share - Class B .............              N/A      $          1.00                 N/A
   Net assets -Administrator Class ....................................              N/A                  N/A                 N/A
   Shares outstanding - Administrator  Class ..........................              N/A                  N/A                 N/A
   Net asset value and offering price per share - Administrator Class .              N/A                  N/A                 N/A
   Net assets - Institutional Class ...................................              N/A                  N/A     $   302,139,660
   Shares outstanding - Institutional class ...........................              N/A                  N/A         302,109,301
   Net asset value and offering price per share - Institutional Class .              N/A                  N/A     $          1.00
   Net assets - Service Class .........................................              N/A                  N/A     $ 1,262,512,062
   Shares outstanding - Service Class .................................              N/A                  N/A       1,262,182,425
   Net asset value and offering price per share - Service Class .......              N/A                  N/A     $          1.00
                                                                           -------------      ---------------     ---------------
INVESTMENTS AT COST ...................................................    $ 117,173,740      $ 7,285,310,756     $ 2,181,332,871
                                                                           =============      ===============     ===============


                                                                              Treasury Plus       100% Treasury
                                                                          Money Market Fund   Money Market Fund
                                                                          -----------------   -----------------
INVESTMENTS:
   In securities, at market value .....................................     $ 3,058,847,644     $ 3,237,502,386
   Repurchase Agreements ..............................................       2,647,178,000                   0
                                                                            ---------------     ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .....................       5,706,025,644       3,237,502,386
                                                                            ---------------     ---------------
   Cash ...............................................................             100,991              52,657
   Receivable for Fund shares issued ..................................              45,231                 213
   Receivable for investments sold ....................................          21,668,432         103,063,505
   Receivables for dividends and interest .............................          23,603,148           2,523,277
                                                                            ---------------     ---------------
TOTAL ASSETS ..........................................................       5,751,443,446       3,343,142,038
                                                                            ---------------     ---------------
LIABILITIES
   Payable for investments purchased ..................................                   0         199,687,236
   Dividends payable ..................................................           2,119,150           1,035,689
   Payable to investment advisor and affiliates (Note 3) ..............           1,187,622           1,338,206
   Payable to the Trustees and Distributor ............................             800,822              38,106
   Accrued expenses and other liabilities .............................              94,353             140,668
                                                                            ---------------     ---------------
   TOTAL LIABILITIES ..................................................           4,201,947         202,239,905
                                                                            ---------------     ---------------
   TOTAL NET ASSETS ...................................................     $ 5,747,241,499     $ 3,140,902,133
                                                                            ===============     ===============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------
   Paid-in capital ....................................................     $ 5,747,245,152     $ 3,140,772,269
   Undistributed net investment income (loss) .........................              (3,441)             64,581
   Undistributed net realized gain (loss) on investments ..............                (212)             65,283
                                                                            ---------------     ---------------
TOTAL NET ASSETS ......................................................     $ 5,747,241,499     $ 3,140,902,133
                                                                            ---------------     ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------
   Net assets - Class A ...............................................     $ 2,457,863,842     $   162,882,894
   Shares outstanding - Class A .......................................       2,457,909,516         162,842,862
   Net asset value and offering price per share - Class A .............     $          1.00     $          1.00
   Net assets - Class B ...............................................                 N/A                 N/A
   Shares outstanding - Class B .......................................                 N/A                 N/A
   Net asset value and offering price per share - Class B .............                 N/A                 N/A
   Net assets -Administrator Class ....................................                 N/A                 N/A
   Shares outstanding - Administrator  Class ..........................                 N/A                 N/A
   Net asset value and offering price per share - Administrator Class .                 N/A                 N/A
   Net assets - Institutional Class ...................................     $ 1,964,434,704                 N/A
   Shares outstanding - Institutional class ...........................       1,964,604,454                 N/A
   Net asset value and offering price per share - Institutional Class .     $          1.00                 N/A
   Net assets - Service Class .........................................     $ 1,324,942,953     $ 2,978,019,239
   Shares outstanding - Service Class .................................       1,324,947,444       2,977,934,312
   Net asset value and offering price per share - Service Class .......     $          1.00     $          1.00
                                                                            ---------------     ---------------
INVESTMENTS AT COST ...................................................     $ 5,706,025,644     $ 3,237,502,386
                                                                            ===============     ===============

WELLS FARGO MONEY MARKET FUNDS    STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED
                                                                  MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                    California Tax-Free           Government
                                                                      Money Market Fund    Money Market Fund
                                                                    -------------------    ------------------
INVESTMENT INCOME

   Interest ........................................................       $ 26,330,124         $ 70,310,358
                                                                           ------------         ------------
TOTAL INVESTMENT INCOME ............................................         26,330,124           70,310,358
                                                                           ------------         ------------

EXPENSES

   Advisory fees ...................................................          7,816,178           10,647,060
   Administration fees .............................................
      Fund Level ...................................................          1,302,696            3,081,291
      Class A ......................................................          4,958,132              658,114
      Class B ......................................................                N/A                  N/A
      Administrator Class ..........................................                N/A               62,788
      Institutional Class ..........................................                N/A              625,221
      Service Class ................................................            422,036            6,022,950
   Custody fees ....................................................            521,079            1,232,516
   Shareholder servicing fees ......................................          5,634,241            9,043,336
   Accounting fees .................................................            168,561              258,320
   Distribution fees (note 3) ......................................
      Class B ......................................................                N/A                  N/A
   Audit fees ......................................................             18,051               18,051
   Legal fees ......................................................             17,938               17,938
   Registration fees ...............................................              3,500               35,000
   Shareholder reports .............................................              1,500                5,000
   Trustees' fees ..................................................              6,390                6,390
   Other fees and expenses .........................................             37,313               26,501
                                                                           ------------         ------------
TOTAL EXPENSES .....................................................         20,907,615           31,740,476
                                                                           ------------         ------------

LESS:

   Waived fees and reimbursed expenses (Note 3) ....................         (4,646,694)          (2,794,722)
   Net expenses ....................................................         16,260,921           28,945,754
                                                                           ------------         ------------
NET INVESTMENT INCOME (LOSS) .......................................         10,069,203           41,364,604
                                                                           ------------         ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................             90,037               15,164
                                                                           ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....       $ 10,159,240         $ 41,379,768
                                                                           ============         ============

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED    WELLS FARGO MONEY MARKET FUNDS
MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                            Minnesota                       National Tax-Free
                                                                    Money Market Fund   Money Market Fund   Money Market Fund
                                                                    -----------------   -----------------   -----------------
INVESTMENT INCOME
                                                                         $ 1,395,744         $ 93,314,497        $ 20,188,245
   Interest ........................................................     -----------         ------------        ------------
                                                                           1,395,744           93,314,497          20,188,245
TOTAL INVESTMENT INCOME ............................................     -----------         ------------        ------------

EXPENSES

   Advisory fees ...................................................          86,672           31,726,674           1,914,096
   Administration fees .............................................
      Fund Level ...................................................          65,639            3,965,834             957,048
      Class A ......................................................         282,369           12,730,896             969,117
      Class B ......................................................             N/A            3,564,970                 N/A
      Administrator Class ..........................................             N/A                  N/A                 N/A
      Institutional Class ..........................................             N/A                  N/A             137,379
      Service Class ................................................             N/A                  N/A           1,562,237
   Custody fees ....................................................          25,778            1,586,334             382,819
   Shareholder servicing fees ......................................         322,227           19,829,171           4,355,930
   Accounting fees .................................................          27,400              472,158             129,157
   Distribution fees (note 3) ......................................
      Class B ......................................................             N/A           13,013,853                 N/A
   Audit fees ......................................................          11,031               23,062              18,051
   Legal fees ......................................................          17,938               17,938              12,938
   Registration fees ...............................................          15,959               25,000               6,000
   Shareholder reports .............................................           2,149                5,000               3,000
   Trustees' fees ..................................................           6,390                6,390               6,390
   Other fees and expenses .........................................           1,812              265,811               9,200
                                                                         -----------         ------------        ------------
TOTAL EXPENSES .....................................................       1,165,364           87,233,091          10,463,362
                                                                          -----------         ------------        ------------
 LESS:

   Waived fees and reimbursed expenses (Note 3) ....................        (132,217)         (21,675,448)         (1,363,303)
   Net expenses ....................................................       1,033,147           65,557,643           9,100,059
                                                                         -----------         ------------        ------------
NET INVESTMENT INCOME (LOSS) .......................................         362,597           27,756,854        $ 11,088,186
                                                                         -----------         ------------        ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................          39,107              (12,598)            319,581
                                                                         -----------         ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....     $   401,704         $ 27,744,256        $ 11,407,767
                                                                         ===========         ============        ============


                                                                          Treasury Plus       100% Treasury
                                                                      Money Market Fund   Money Market Fund
                                                                      -------------------------------------
INVESTMENT INCOME
                                                                           $ 51,203,396        $ 30,461,056
   Interest ........................................................       ------------        ------------
                                                                             51,203,396          30,461,056
TOTAL INVESTMENT INCOME ............................................       ------------        ------------

EXPENSES

   Advisory fees ...................................................          4,798,980          10,516,398
   Administration fees .............................................
      Fund Level ...................................................          2,399,490           1,502,342
      Class A ......................................................          3,589,594             439,658
      Class B ......................................................                N/A                 N/A
      Administrator Class ..........................................                N/A                 N/A
      Institutional Class ..........................................          1,477,728                 N/A
      Service Class ................................................          1,584,225           3,365,809
   Custody fees ....................................................            959,796             600,937
   Shareholder servicing fees ......................................          7,379,553             499,611
   Accounting fees .................................................            293,595             191,320
   Distribution fees (note 3) ......................................
      Class B ......................................................                N/A                 N/A
   Audit fees ......................................................             17,048              11,031
   Legal fees ......................................................             17,938              17,938
   Registration fees ...............................................            279,619               3,000
   Shareholder reports .............................................             73,134               2,000
   Trustees' fees ..................................................              6,390               6,390
   Other fees and expenses .........................................             21,816              35,394
                                                                           ------------        ------------
TOTAL EXPENSES .....................................................         22,898,906          17,191,828
                                                                            ------------        ------------
 LESS:

   Waived fees and reimbursed expenses (Note 3) ....................         (2,101,060)         (2,188,082)
   Net expenses ....................................................         20,797,846          15,003,746
                                                                           ------------        ------------
NET INVESTMENT INCOME (LOSS) .......................................         30,405,550          15,457,310
                                                                           ------------        ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................                696              89,370
                                                                           ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....       $ 30,406,246        $ 15,546,680
                                                                           ============        ============

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              CALIFORNIA TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                                      -----------------------------------
                                                                                              For the            For the
                                                                                           Year Ended         Year Ended
                                                                                       March 31, 2004     March 31, 2003
                                                                                      ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...........................................................   $ 2,662,105,499    $ 2,711,585,081

OPERATIONS:
   Net investment income (loss) ...................................................        10,069,203         19,492,554
   Net realized gain (loss) on investments ........................................            90,037            235,208
                                                                                      ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................        10,159,240         19,727,762
                                                                                      ---------------    ---------------
Distributions to shareholders from:
NET INVESTMENT INCOME
   Class A ........................................................................        (8,140,217)       (16,873,030)
   Class B ........................................................................               N/A                N/A
   Administrator Class ............................................................               N/A                N/A
   Institutional Class ............................................................               N/A                N/A
   Service Class ..................................................................        (1,965,819)        (2,620,509)
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ........................................................................                 0           (115,803)
   Institutional Class ............................................................               N/A                N/A
   Service Class ..................................................................                 0            (15,435)
Capital shares transactions:
   Proceeds from shares sold - Class A ............................................     3,601,704,162      2,886,230,813
   Reinvestment of distributions - Class A ........................................         7,990,324         14,022,246
   Cost of shares redeemed - Class A ..............................................    (3,704,540,683)    (2,991,380,111)
                                                                                      ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .........................................................       (94,846,197)       (91,127,052)
                                                                                      ---------------    ---------------
   Proceeds from shares sold - Class B ............................................               N/A                N/A
   Reinvestment of distributions - Class B ........................................               N/A                N/A
   Cost of shares redeemed - Class B ..............................................               N/A                N/A
                                                                                      ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .........................................................               N/A                N/A
                                                                                      ---------------    ---------------
   Proceeds from shares sold - Administrator Class ................................               N/A                N/A
   Reinvestment of distributions - Administrator Class ............................               N/A                N/A
   Cost of shares redeemed - Administrator Class ..................................               N/A                N/A
                                                                                      ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ............................................................               N/A                N/A
                                                                                      ---------------    ---------------
   Proceeds from shares sold - Institutional Class ................................               N/A                N/A
   Reinvestment of distributions - Institutional Class ............................               N/A                N/A
   Cost of shares redeemed - Institutional Class ..................................               N/A                N/A
                                                                                      ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................               N/A                N/A
                                                                                      ---------------    ---------------
   Proceeds from shares sold - Service Class ......................................       827,986,814        476,426,238
   Reinvestment of distributions - Service Class ..................................         1,644,614          2,314,388
   Cost of shares redeemed - Service Class ........................................      (766,770,543)      (437,196,141)
                                                                                      ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ...................................................        62,860,885         41,544,485
                                                                                      ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...       (31,985,312)       (49,582,567)
                                                                                      ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................       (31,932,108)       (49,479,582)
                                                                                      ---------------    ---------------
ENDING NET ASSETS .................................................................   $ 2,630,173,391    $ 2,662,105,499
                                                                                      ---------------    ---------------

(1) "Proceeds from shares sold" and "Shares sold" include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 GOVERNMENT
                                                                                             MONEY MARKET FUND
                                                                                   ------------------------------------
                                                                                            For the            For the
                                                                                         Year Ended         Year Ended
                                                                                   March 31, 2004(1)    March 31, 2003
                                                                                   -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ........................................................... $ 5,083,245,155    $ 5,896,987,284

OPERATIONS:
   Net investment income (loss) ...................................................      41,364,604         65,028,284
   Net realized gain (loss) on investments ........................................          15,164            460,738
                                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................      41,379,768         65,489,022
                                                                                    ---------------    ---------------
Distributions to shareholders from:
NET INVESTMENT INCOME                                                                    (1,386,897)        (1,837,311)
   Class A ........................................................................             N/A                N/A
   Class B ........................................................................        (470,158)               N/A
   Administrator Class ............................................................      (7,016,487)               N/A
   Institutional Class ............................................................     (32,531,372)       (63,195,521)
   Service Class ..................................................................
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ........................................................................               0            (19,974)
   Institutional Class ............................................................               0                  0
   Service Class ..................................................................               0           (493,768)
Capital shares transactions:
   Proceeds from shares sold - Class A ............................................     550,880,065        353,982,022
   Reinvestment of distributions - Class A ........................................       1,439,561          1,271,123
   Cost of shares redeemed - Class A ..............................................    (432,791,496)      (254,182,834)
                                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .........................................................     119,528,130        101,070,311
                                                                                    ---------------    ---------------
   Proceeds from shares sold - Class B ............................................             N/A                N/A
   Reinvestment of distributions - Class B ........................................             N/A                N/A
   Cost of shares redeemed - Class B ..............................................             N/A                N/A
                                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .........................................................             N/A                N/A
                                                                                    ---------------    ---------------
   Proceeds from shares sold - Administrator Class ................................   2,444,949,529                N/A
   Reinvestment of distributions - Administrator Class ............................         149,018                N/A
   Cost of shares redeemed - Administrator Class ..................................  (2,284,590,578)               N/A
                                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ............................................................     160,507,969                N/A
                                                                                    ---------------    ---------------
   Proceeds from shares sold - Institutional Class ................................   9,872,411,140                N/A
   Reinvestment of distributions - Institutional Class ............................       1,856,274                N/A
   Cost of shares redeemed - Institutional Class ..................................  (8,402,552,128)               N/A
                                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................   1,471,715,286                N/A
                                                                                    ---------------    ---------------
   Proceeds from shares sold - Service Class ......................................  35,380,968,454     33,705,518,589
   Reinvestment of distributions - Service Class ..................................       7,382,031         10,693,415
   Cost of shares redeemed - Service Class ........................................ (35,458,159,680)   (34,630,966,892)
                                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ...................................................     (69,809,195)      (914,754,888)
                                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...   1,681,942,190       (813,684,577)
                                                                                    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................   1,681,917,044       (813,742,129)
                                                                                    ---------------    ---------------
ENDING NET ASSETS ................................................................. $ 6,765,162,199    $ 5,083,245,155
                                                                                    ---------------    ---------------


                                                                                                 MINNESOTA
                                                                                             MONEY MARKET FUND
                                                                                      ------------------------------
                                                                                             For the         For the
                                                                                          Year Ended      Year Ended
                                                                                      March 31, 2004  March 31, 2003
                                                                                      --------------  --------------   -
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...........................................................    $ 127,192,911   $ 141,873,237

OPERATIONS:
   Net investment income (loss) ...................................................          362,597         939,230
   Net realized gain (loss) on investments ........................................           39,107             206
                                                                                       -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................          401,704         939,436
                                                                                       -------------   -------------
Distributions to shareholders from:
NET INVESTMENT INCOME                                                                       (362,596)       (939,230)
   Class A ........................................................................              N/A             N/A
   Class B ........................................................................              N/A             N/A
   Administrator Class ............................................................              N/A             N/A
   Institutional Class ............................................................              N/A             N/A
   Service Class ..................................................................
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ........................................................................                0               0
   Institutional Class ............................................................              N/A             N/A
   Service Class ..................................................................              N/A             N/A
Capital shares transactions:
   Proceeds from shares sold - Class A ............................................      153,598,739     163,182,673
   Reinvestment of distributions - Class A ........................................          405,225         825,557
   Cost of shares redeemed - Class A ..............................................     (163,999,185)   (178,688,762)
                                                                                       -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .........................................................       (9,995,221)    (14,680,532)
                                                                                       -------------   -------------
   Proceeds from shares sold - Class B ............................................              N/A             N/A
   Reinvestment of distributions - Class B ........................................              N/A             N/A
   Cost of shares redeemed - Class B ..............................................              N/A             N/A
                                                                                       -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .........................................................              N/A             N/A
                                                                                       -------------   -------------
   Proceeds from shares sold - Administrator Class ................................              N/A             N/A
   Reinvestment of distributions - Administrator Class ............................              N/A             N/A
   Cost of shares redeemed - Administrator Class ..................................              N/A             N/A
                                                                                       -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ............................................................              N/A             N/A
                                                                                       -------------   -------------
   Proceeds from shares sold - Institutional Class ................................              N/A             N/A
   Reinvestment of distributions - Institutional Class ............................              N/A             N/A
   Cost of shares redeemed - Institutional Class ..................................              N/A             N/A
                                                                                       -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................              N/A             N/A
                                                                                       -------------   -------------
   Proceeds from shares sold - Service Class ......................................              N/A             N/A
   Reinvestment of distributions - Service Class ..................................              N/A             N/A
   Cost of shares redeemed - Service Class ........................................              N/A             N/A
                                                                                       -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ...................................................              N/A             N/A
                                                                                       -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...       (9,995,221)    (14,680,532)
                                                                                       -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................       (9,956,113)    (14,680,326)
                                                                                       -------------   -------------
ENDING NET ASSETS .................................................................    $ 117,236,798   $ 127,192,911
                                                                                       -------------   -------------



                                                                                                MONEY MARKET FUND
                                                                                      -----------------------------------
                                                                                              For the             For the
                                                                                           Year Ended          Year Ended
                                                                                       March 31, 2004      March 31, 2003
                                                                                      ---------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...........................................................   $ 8,610,935,861    $ 10,209,151,148

OPERATIONS:
   Net investment income (loss) ...................................................        27,756,854          80,414,762
   Net realized gain (loss) on investments ........................................           (12,598)              1,556
                                                                                      ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................        27,744,256          80,416,318
                                                                                      ---------------    ----------------
Distributions to shareholders from:
NET INVESTMENT INCOME                                                                     (25,717,798)        (73,505,975)
   Class A ........................................................................        (2,040,607)         (6,908,788)
   Class B ........................................................................               N/A                 N/A
   Administrator Class ............................................................               N/A                 N/A
   Institutional Class ............................................................               N/A                 N/A
   Service Class ..................................................................
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ........................................................................                 0                   0
   Institutional Class ............................................................               N/A                 N/A
   Service Class ..................................................................               N/A                 N/A
Capital shares transactions:
   Proceeds from shares sold - Class A ............................................     5,305,356,826       5,522,392,625
   Reinvestment of distributions - Class A ........................................        27,856,669          66,408,489
   Cost of shares redeemed - Class A ..............................................    (6,366,410,052)     (6,696,549,549)
                                                                                      ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .........................................................    (1,033,196,557)     (1,107,748,435)
                                                                                      ---------------    ----------------
   Proceeds from shares sold - Class B ............................................     2,423,682,969       2,942,273,099
   Reinvestment of distributions - Class B ........................................         2,277,975           6,654,965
   Cost of shares redeemed - Class B ..............................................    (2,717,714,286)     (3,439,396,471)
                                                                                      ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .........................................................      (291,753,342)       (490,468,407)
                                                                                      ---------------    ----------------
   Proceeds from shares sold - Administrator Class ................................               N/A                 N/A
   Reinvestment of distributions - Administrator Class ............................               N/A                 N/A
   Cost of shares redeemed - Administrator Class ..................................               N/A                 N/A
                                                                                      ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ............................................................               N/A                 N/A
                                                                                      ---------------    ----------------
   Proceeds from shares sold - Institutional Class ................................               N/A                 N/A
   Reinvestment of distributions - Institutional Class ............................               N/A                 N/A
   Cost of shares redeemed - Institutional Class ..................................               N/A                 N/A
                                                                                      ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................               N/A                 N/A
                                                                                      ---------------    ----------------
   Proceeds from shares sold - Service Class ......................................               N/A                 N/A
   Reinvestment of distributions - Service Class ..................................               N/A                 N/A
   Cost of shares redeemed - Service Class ........................................               N/A                 N/A
                                                                                      ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ...................................................               N/A                 N/A
                                                                                      ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...    (1,324,949,899)     (1,598,216,842)
                                                                                      ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS .............................................    (1,324,964,048)     (1,598,215,287)
                                                                                      ---------------    ----------------
ENDING NET ASSETS .................................................................   $ 7,285,971,813    $  8,610,935,861
                                                                                      ---------------    ----------------

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        CALIFORNIA TAX-FREE
                                                                                         MONEY MARKET FUND
                                                                               -------------------------------------
                                                                                        For the             For the
                                                                                     Year Ended          Year Ended
                                                                                 March 31, 2004      March 31, 2003
                                                                               ----------------    -----------------
Shares Issued and Redeemed:
   Shares sold - Class A ...................................................      3,601,704,162       2,886,241,038
   Shares issued in reinvestment of distributions - Class A ................          7,990,324          14,022,246
   Shares redeemed - Class A ...............................................     (3,704,540,683)     (2,991,380,110)
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................        (94,846,197)        (91,116,826)
                                                                               ----------------    ----------------
   Shares sold - Class B ...................................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Class B ................                N/A                 N/A
   Shares redeemed - Class B ...............................................                N/A                 N/A
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................                N/A                 N/A
                                                                               ----------------    ----------------
   Shares sold - Administrator Class .......................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Administrator Class ....                N/A                 N/A
   Shares redeemed - Administrator Class ...................................                N/A                 N/A
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........                N/A                 N/A
                                                                               ----------------    ----------------
   Shares sold - Institutional Class .......................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Institutional Class ....                N/A                 N/A
   Shares redeemed - Institutional Class ...................................                N/A                 N/A
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........                N/A                 N/A
                                                                               ----------------    ----------------
   Shares sold - Service Class .............................................        827,986,814         476,426,622
   Shares issued in reinvestment of distributions - Service Class ..........          1,644,614           2,314,388
   Shares redeemed - Service Class .........................................       (766,770,543)       (437,196,140)
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..............         62,860,885          41,544,870
                                                                               ----------------    ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
      CAPITAL SHARE TRANSACTIONS ...........................................        (31,985,312)        (49,571,956)
                                                                               ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......................   $           (986)   $           (985)
                                                                               ================    ================

(1) "Proceeds from shares sold" and "Shares sold" include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                          GOVERNMENT
                                                                                       MONEY MARKET FUND
                                                                            ----------------------------------------
                                                                                       For the              For the
                                                                                    Year Ended           Year Ended
                                                                             March 31, 2004(1)       March 31, 2003
                                                                            ------------------    ------------------
Shares Issued and Redeemed:
   Shares sold - Class A ...................................................       550,880,064          353,982,022
   Shares issued in reinvestment of distributions - Class A ................         1,439,561            1,271,123
   Shares redeemed - Class A ...............................................      (432,791,496)        (254,182,684)
                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................       119,528,129          101,070,461
                                                                             -----------------    -----------------
   Shares sold - Class B ...................................................               N/A                  N/A
   Shares issued in reinvestment of distributions - Class B ................               N/A                  N/A
   Shares redeemed - Class B ...............................................               N/A                  N/A
                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................               N/A                  N/A
                                                                             -----------------    -----------------
   Shares sold - Administrator Class .......................................     2,444,949,529                  N/A
   Shares issued in reinvestment of distributions - Administrator Class ....           149,018                  N/A
   Shares redeemed - Administrator Class ...................................    (2,284,590,578)                 N/A
                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........       160,507,969                  N/A
                                                                             -----------------    -----------------
   Shares sold - Institutional Class .......................................     9,872,411,099                  N/A
   Shares issued in reinvestment of distributions - Institutional Class ....         1,856,274                  N/A
   Shares redeemed - Institutional Class ...................................    (8,402,552,128)                 N/A
                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........     1,471,715,245                  N/A
                                                                             -----------------    -----------------
   Shares sold - Service Class .............................................    35,380,913,143       33,705,518,590
   Shares issued in reinvestment of distributions - Service Class ..........         7,382,031           10,693,415
   Shares redeemed - Service Class .........................................   (35,458,159,680)     (34,630,950,201)
                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..............       (69,864,506)        (914,738,196)
                                                                             -----------------    -----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
      CAPITAL SHARE TRANSACTIONS ...........................................     1,681,886,837         (813,667,735)
                                                                             -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................... $          31,018    $               0
                                                                             =================    =================


                                                                                          MINNESOTA
                                                                                       MONEY MARKET FUND
                                                                               ---------------------------------
                                                                                      For the           For the
                                                                                   Year Ended        Year Ended
                                                                               March 31, 2004    March 31, 2003
                                                                               --------------    --------------
Shares Issued and Redeemed:
   Shares sold - Class A ...................................................      153,598,739       163,182,467
   Shares issued in reinvestment of distributions - Class A ................          405,225           825,557
   Shares redeemed - Class A ...............................................     (163,999,185)     (178,688,763)
                                                                               --------------    --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................       (9,995,221)      (14,680,739)
                                                                               --------------    --------------
   Shares sold - Class B ...................................................              N/A               N/A
   Shares issued in reinvestment of distributions - Class B ................              N/A               N/A
   Shares redeemed - Class B ...............................................              N/A               N/A
                                                                               --------------    --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................              N/A               N/A
                                                                               --------------    --------------
   Shares sold - Administrator Class .......................................              N/A               N/A
   Shares issued in reinvestment of distributions - Administrator Class ....              N/A               N/A
   Shares redeemed - Administrator Class ...................................              N/A               N/A
                                                                               --------------    --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........              N/A               N/A
                                                                               --------------    --------------
   Shares sold - Institutional Class .......................................              N/A               N/A
   Shares issued in reinvestment of distributions - Institutional Class ....              N/A               N/A
   Shares redeemed - Institutional Class ...................................              N/A               N/A
                                                                               --------------    --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........              N/A               N/A
                                                                               --------------    --------------
   Shares sold - Service Class .............................................              N/A               N/A
   Shares issued in reinvestment of distributions - Service Class ..........              N/A               N/A
   Shares redeemed - Service Class .........................................              N/A               N/A
                                                                               --------------    --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..............              N/A               N/A
                                                                               --------------    --------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
      CAPITAL SHARE TRANSACTIONS ...........................................       (9,995,221)       (9,995,221)
                                                                               --------------    --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......................   $            1    $            0
                                                                               ==============    ==============



                                                                                         MONEY MARKET FUND
                                                                               -------------------------------------
                                                                                        For the             For the
                                                                                     Year Ended          Year Ended
                                                                                 March 31, 2004      March 31, 2003
                                                                               ----------------    -----------------
Shares Issued and Redeemed:
   Shares sold - Class A ...................................................      5,305,356,829       5,522,369,090
   Shares issued in reinvestment of distributions - Class A ................         27,856,669          66,408,488
   Shares redeemed - Class A ...............................................     (6,366,410,052)     (6,696,549,548)
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ....................     (1,033,196,554)     (1,107,771,970)
                                                                               ----------------    ----------------
   Shares sold - Class B ...................................................      2,423,682,969       2,942,265,018
   Shares issued in reinvestment of distributions - Class B ................          2,277,975           6,654,965
   Shares redeemed - Class B ...............................................     (2,717,714,286)     (3,439,396,471)
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ....................       (291,753,342)       (490,476,488)
                                                                               ----------------    ----------------
   Shares sold - Administrator Class .......................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Administrator Class ....                N/A                 N/A
   Shares redeemed - Administrator Class ...................................                N/A                 N/A
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ........                N/A                 N/A
                                                                               ----------------    ----------------
   Shares sold - Institutional Class .......................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Institutional Class ....                N/A                 N/A
   Shares redeemed - Institutional Class ...................................                N/A                 N/A
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ........                N/A                 N/A
                                                                               ----------------    ----------------
   Shares sold - Service Class .............................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Service Class ..........                N/A                 N/A
   Shares redeemed - Service Class .........................................                N/A                 N/A
                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ..............                N/A                 N/A
                                                                               ----------------    ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
      CAPITAL SHARE TRANSACTIONS ...........................................     (1,324,949,896)     (1,598,248,458)
                                                                               ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......................   $              2    $             (1)
                                                                               ================    ================

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                         NATIONAL TAX-FREE
                                                                                                         MONEY MARKET FUND
                                                                                              -------------------------------------
                                                                                                       For the             For the
                                                                                                    Year Ended          Year Ended
                                                                                              March 31, 2004(1)     March 31, 2003
                                                                                              ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................   $  1,528,551,577    $  1,572,155,033

OPERATIONS:
   Net investment income (loss) ...........................................................         11,088,186          16,648,886
   Net realized gain (loss) on investments ................................................            319,581              68,020
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................         11,407,767          16,716,906
                                                                                              ----------------    ----------------
Distributions to shareholders from:
NET INVESTMENT INCOME
   Class A ................................................................................         (1,640,214)                N/A
   Class B ................................................................................                N/A                 N/A
   Administrator Class ....................................................................                N/A                 N/A
   Institutional Class ....................................................................         (1,416,669)         (1,353,229)
   Service Class ..........................................................................         (8,041,932)        (15,295,663)
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ................................................................................                  0                 N/A
   Institutional Class ....................................................................                  0              (2,183)
   Service Class ..........................................................................                  0             (21,865)
Capital shares transactions: ..............................................................
   Proceeds from shares sold - Class A ....................................................      1,399,010,816                 N/A
   Reinvestment of distributions - Class A ................................................          1,744,755                 N/A
   Cost of shares redeemed - Class A ......................................................       (779,189,103)                N/A
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .................................................................        621,566,468                 N/A
                                                                                              ----------------    ----------------
   Proceeds from shares sold - Class B ....................................................                N/A                 N/A
   Reinvestment of distributions - Class B ................................................                N/A                 N/A
   Cost of shares redeemed - Class B ......................................................                N/A                 N/A
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .................................................................                N/A                 N/A
                                                                                              ----------------    ----------------
   Proceeds from shares sold - Administrator Class ........................................                N/A                 N/A
   Reinvestment of distributions - Administrator Class ....................................                N/A                 N/A
   Cost of shares redeemed - Administrator Class ..........................................                N/A                 N/A
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................                N/A                 N/A
                                                                                              ----------------    ----------------
   Proceeds from shares sold - Institutional Class ........................................      1,282,046,088         767,491,304
   Reinvestment of distributions - Institutional Class ....................................            686,683             264,655
   Cost of shares redeemed - Institutional Class ..........................................     (1,107,592,826)       (778,969,274)
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................        175,139,945         (11,213,315)
                                                                                              ----------------    ----------------
   Proceeds from shares sold - Service Class ..............................................      2,154,668,524       2,254,523,688
   Reinvestment of distributions - Service Class ..........................................          3,080,212           4,476,160
   Cost of shares redeemed - Service Class ................................................     (2,297,000,992)     (2,291,433,975)
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ..........................................................................       (139,252,256)        (32,434,127)
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........        657,454,157         (43,647,442)
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................        657,763,109         (43,603,476)
                                                                                              ----------------    ----------------
ENDING NET ASSETS .........................................................................   $  2,186,314,686    $  1,528,551,577
                                                                                              ----------------    ----------------

(1) "Proceeds from shares sold" and "Shares sold" include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                          TREASURY PLUS
                                                                                                       MONEY MARKET FUND
                                                                                           ----------------------------------------
                                                                                                     For the              For the
                                                                                                  Year Ended           Year Ended
                                                                                           March 31, 2004(1)       March 31, 2003
                                                                                           ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ................................................................... $   2,773,473,140    $    2,063,967,798

OPERATIONS:
   Net investment income (loss) ...........................................................        30,405,550            29,681,374
   Net realized gain (loss) on investments ................................................               696                11,432
                                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................        30,406,246            29,692,806
                                                                                            -----------------    ------------------
Distributions to shareholders from:
NET INVESTMENT INCOME
   Class A ................................................................................        (6,292,757)                  N/A
   Class B ................................................................................               N/A                   N/A
   Administrator Class ....................................................................               N/A                   N/A
   Institutional Class ....................................................................       (16,199,925)          (16,390,043)
   Service Class ..........................................................................        (7,912,868)          (13,291,330)
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ................................................................................                 0                   N/A
   Institutional Class ....................................................................                 0               (46,882)
   Service Class ..........................................................................                 0               (38,008)
Capital shares transactions: ..............................................................
   Proceeds from shares sold - Class A ....................................................     8,521,232,089                   N/A
   Reinvestment of distributions - Class A ................................................         1,760,169                   N/A
   Cost of shares redeemed - Class A ......................................................    (6,065,128,821)                  N/A
                                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .................................................................     2,457,863,437                   N/A
                                                                                            -----------------    ------------------
   Proceeds from shares sold - Class B ....................................................               N/A                   N/A
   Reinvestment of distributions - Class B ................................................               N/A                   N/A
   Cost of shares redeemed - Class B ......................................................               N/A                   N/A
                                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .................................................................               N/A                   N/A
                                                                                            -----------------    ------------------
   Proceeds from shares sold - Administrator Class ........................................               N/A                   N/A
   Reinvestment of distributions - Administrator Class ....................................               N/A                   N/A
   Cost of shares redeemed - Administrator Class ..........................................               N/A                   N/A
                                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................               N/A                   N/A
                                                                                            -----------------    ------------------
   Proceeds from shares sold - Institutional Class ........................................    72,140,884,611       113,558,849,495
   Reinvestment of distributions - Institutional Class ....................................         2,467,118             2,509,244
   Cost of shares redeemed - Institutional Class ..........................................   (71,744,782,379)     (112,901,219,091)
                                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................       398,569,350           660,139,648
                                                                                            -----------------    ------------------
   Proceeds from shares sold - Service Class ..............................................    13,125,490,912        10,808,760,558
   Reinvestment of distributions - Service Class ..........................................         1,767,648             2,257,836
   Cost of shares redeemed - Service Class ................................................   (13,009,923,684)      (10,761,579,243)
                                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ..........................................................................       117,334,876            49,439,151
                                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........     2,973,767,663           709,578,799
                                                                                            -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................     2,973,768,359           709,505,342
                                                                                            -----------------    ------------------
ENDING NET ASSETS ......................................................................... $   5,747,241,499    $    2,773,473,140
                                                                                            -----------------    ------------------


                                                                                                          100% TREASURY
                                                                                                        MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                      For the              For the
                                                                                                   Year Ended           Year Ended
                                                                                               March 31, 2004       March 31, 2003
                                                                                             -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...................................................................  $   2,934,927,382    $   2,663,835,087

OPERATIONS:
   Net investment income (loss) ...........................................................         15,457,310           31,326,676
   Net realized gain (loss) on investments ................................................             89,370              109,493
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................         15,546,680           31,436,169
                                                                                             -----------------    -----------------
Distributions to shareholders from:
NET INVESTMENT INCOME
   Class A ................................................................................           (736,608)          (1,614,815)
   Class B ................................................................................                N/A                  N/A
   Administrator Class ....................................................................                N/A                  N/A
   Institutional Class ....................................................................                N/A                  N/A
   Service Class ..........................................................................        (14,720,799)         (30,020,000)
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ................................................................................                  0               (3,104)
   Institutional Class ....................................................................                N/A                  N/A
   Service Class ..........................................................................                  0              (50,042)
Capital shares transactions: ..............................................................
   Proceeds from shares sold - Class A ....................................................        449,479,514          409,695,186
   Reinvestment of distributions - Class A ................................................            820,154            1,510,309
   Cost of shares redeemed - Class A ......................................................       (496,707,697)        (363,853,473)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .................................................................        (46,408,029)          47,352,022
                                                                                             -----------------    -----------------
   Proceeds from shares sold - Class B ....................................................                N/A                  N/A
   Reinvestment of distributions - Class B ................................................                N/A                  N/A
   Cost of shares redeemed - Class B ......................................................                N/A                  N/A
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .................................................................                N/A                  N/A
                                                                                             -----------------    -----------------
   Proceeds from shares sold - Administrator Class ........................................                N/A                  N/A
   Reinvestment of distributions - Administrator Class ....................................                N/A                  N/A
   Cost of shares redeemed - Administrator Class ..........................................                N/A                  N/A
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................                N/A                  N/A
                                                                                             -----------------    -----------------
   Proceeds from shares sold - Institutional Class ........................................                N/A                  N/A
   Reinvestment of distributions - Institutional Class ....................................                N/A                  N/A
   Cost of shares redeemed - Institutional Class ..........................................                N/A                  N/A
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................                N/A                  N/A
                                                                                             -----------------    -----------------
   Proceeds from shares sold - Service Class ..............................................     17,576,961,049       15,915,545,320
   Reinvestment of distributions - Service Class ..........................................          2,820,208            6,217,119
   Cost of shares redeemed - Service Class ................................................    (17,327,487,750)     (15,697,770,374)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS ..........................................................................        252,293,507          223,992,065
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........        205,885,478          271,344,087
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................        205,974,751          271,092,295
                                                                                             -----------------    -----------------
ENDING NET ASSETS .........................................................................  $   3,140,902,133    $   2,934,927,382
                                                                                             -----------------    -----------------

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                      NATIONAL TAX-FREE
                                                                                      MONEY MARKET FUND
                                                                            -------------------------------------
                                                                                     For the             For the
                                                                                  Year Ended          Year Ended
                                                                            March 31, 2004(1)     March 31, 2003
                                                                            ----------------    -----------------
Shares Issued and Redeemed:
   Shares sold - Class A ................................................   $  1,398,990,945                 N/A
   Shares issued in reinvestment of distributions - Class A .............          1,744,755                 N/A
   Shares redeemed - Class A ............................................       (779,189,103)                N/A
                                                                            ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................        621,546,597                 N/A
                                                                            ----------------    ----------------
   Shares sold - Class B ................................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Class B .............                N/A                 N/A
   Shares redeemed - Class B ............................................                N/A                 N/A
                                                                            ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................                N/A                 N/A
                                                                            ----------------    ----------------
   Shares sold - Administrator Class ....................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Administrator Class..                N/A                 N/A
   Shares redeemed - Administrator Class ................................                N/A                 N/A
                                                                            ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....                N/A                 N/A
                                                                            ----------------    ----------------
   Shares sold - Institutional Class ....................................      1,282,046,089         767,490,685
   Shares issued in reinvestment of distributions - Institutional Class..            686,683             264,655
   Shares redeemed - Institutional Class ................................     (1,107,592,826)       (778,969,273)
                                                                            ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....        175,139,946         (11,213,933)
                                                                            ----------------    ----------------
   Shares sold - Service Class ..........................................      2,154,668,543       2,254,515,379
   Shares issued in reinvestment of distributions - Service Class .......          3,080,212           4,476,160
   Shares redeemed - Service Class ......................................     (2,297,000,992)     (2,291,433,975)
                                                                            ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...........       (139,252,237)        (32,442,436)
                                                                            ----------------    ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
      FROM CAPITAL SHARE TRANSACTIONS ...................................        657,434,306         (43,656,369)
                                                                            ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................   $              0    $             (6)
                                                                            ================    ================

(1) "Proceeds from shares sold" and "Shares sold" include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                      TREASURY PLUS
                                                                                    MONEY MARKET FUND
                                                                         ----------------------------------------
                                                                                    For the              For the
                                                                                 Year Ended           Year Ended
                                                                          March 31, 2004(1)       March 31, 2003
                                                                         ------------------    -----------------
Shares Issued and Redeemed:
   Shares sold - Class A ................................................ $   8,521,278,167                  N/A
   Shares issued in reinvestment of distributions - Class A .............         1,760,169                  N/A
   Shares redeemed - Class A ............................................    (6,065,128,821)                 N/A
                                                                          -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................     2,457,909,515                  N/A
                                                                          -----------------    -----------------
   Shares sold - Class B ................................................               N/A                  N/A
   Shares issued in reinvestment of distributions - Class B .............               N/A                  N/A
   Shares redeemed - Class B ............................................               N/A                  N/A
                                                                          -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................               N/A                  N/A
                                                                          -----------------    -----------------
   Shares sold - Administrator Class ....................................               N/A                  N/A
   Shares issued in reinvestment of distributions - Administrator Class..               N/A                  N/A
   Shares redeemed - Administrator Class ................................               N/A                  N/A
                                                                          -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....               N/A                  N/A
                                                                          -----------------    -----------------
   Shares sold - Institutional Class ....................................    72,140,884,610      113,558,849,494
   Shares issued in reinvestment of distributions - Institutional Class..         2,467,118            2,509,243
   Shares redeemed - Institutional Class ................................   (71,744,782,379)    (112,901,208,629)
                                                                          -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....       398,569,349          660,150,108
                                                                          -----------------    -----------------
   Shares sold - Service Class ..........................................    13,125,490,912       10,808,760,561
   Shares issued in reinvestment of distributions - Service Class .......         1,767,648            2,257,835
   Shares redeemed - Service Class ......................................   (13,009,923,684)     (10,761,560,441)
                                                                          -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...........       117,334,876           49,457,955
                                                                          -----------------    -----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
      FROM CAPITAL SHARE TRANSACTIONS ...................................     2,973,813,740          709,608,063
                                                                          -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ................... $          (3,441)   $          (4,294)
                                                                          =================    =================


                                                                                         100% TREASURY
                                                                                       MONEY MARKET FUND
                                                                            ---------------------------------------
                                                                                      For the              For the
                                                                                   Year Ended           Year Ended
                                                                               March 31, 2004       March 31, 2003
                                                                            -----------------    ------------------
Shares Issued and Redeemed:
   Shares sold - Class A ................................................   $     449,479,514    $     409,695,186
   Shares issued in reinvestment of distributions - Class A .............             820,154            1,510,309
   Shares redeemed - Class A ............................................        (496,707,697)        (363,852,531)
                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................         (46,408,029)          47,352,964
                                                                            -----------------    -----------------
   Shares sold - Class B ................................................                 N/A                  N/A
   Shares issued in reinvestment of distributions - Class B .............                 N/A                  N/A
   Shares redeemed - Class B ............................................                 N/A                  N/A
                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .................                 N/A                  N/A
                                                                            -----------------    -----------------
   Shares sold - Administrator Class ....................................                 N/A                  N/A
   Shares issued in reinvestment of distributions - Administrator Class..                 N/A                  N/A
   Shares redeemed - Administrator Class ................................                 N/A                  N/A
                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....                 N/A                  N/A
                                                                            -----------------    -----------------
   Shares sold - Institutional Class ....................................                 N/A                  N/A
   Shares issued in reinvestment of distributions - Institutional Class..                 N/A                  N/A
   Shares redeemed - Institutional Class ................................                 N/A                  N/A
                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....                 N/A                  N/A
                                                                            -----------------    -----------------
   Shares sold - Service Class ..........................................      17,576,961,049       15,915,545,320
   Shares issued in reinvestment of distributions - Service Class .......           2,820,208            6,217,119
   Shares redeemed - Service Class ......................................     (17,327,487,745)     (15,697,765,127)
                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...........         252,293,512          223,997,312
                                                                            -----------------    -----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
      FROM CAPITAL SHARE TRANSACTIONS ...................................         205,885,483          271,350,276
                                                                            -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...................   $          64,581    $          40,624
                                                                            =================    =================

WELLS FARGO MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         Net Realized
                                              Beginning                           and     Dividends
                                              Net Asset         Net        Unrealized      from Net
                                              Value Per  Investment    Gain (Loss) on    Investment
                                                  Share      Income       Investments        Income
                                              ---------  ----------    --------------    ----------
CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2003 to March 31, 2004 ............     $ 1.00        0.00              0.00          0.00
April 1, 2002 to March 31, 2003 ............     $ 1.00        0.01              0.00         (0.01)
April 1, 2001 to March 31, 2002 ............     $ 1.00        0.02              0.00         (0.02)
April 1, 2000 to March 31, 2001 ............     $ 1.00        0.03              0.00         (0.03)
April 1, 1999 to March 31, 2000 ............     $ 1.00        0.02              0.00         (0.02)

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............     $ 1.00        0.00              0.00          0.00
April 1, 2002 to March 31, 2003 ............     $ 1.00        0.01              0.00         (0.01)
April 1, 2001 to March 31, 2002 ............     $ 1.00        0.03              0.00         (0.03)
April 1, 2000 to March 31, 2001 ............     $ 1.00        0.06              0.00         (0.06)
November 8, 1999(3) to March 31, 2000 ......     $ 1.00        0.02              0.00         (0.02)

MINNESOTA MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............     $ 1.00        0.00              0.00          0.00
April 1, 2002 to March 31, 2003 ............     $ 1.00        0.01              0.00         (0.01)
April 1, 2001 to March 31, 2002 ............     $ 1.00        0.02              0.00         (0.02)
August 14, 2000(3) to March 31, 2001 .......     $ 1.00        0.02              0.00         (0.02)

MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............     $ 1.00        0.00              0.00          0.00
April 1, 2002 to March 31, 2003 ............     $ 1.00        0.01              0.00         (0.01)
April 1, 2001 to March 31, 2002 ............     $ 1.00        0.03              0.00         (0.03)
April 1, 2000 to March 31, 2001 ............     $ 1.00        0.06              0.00         (0.06)
April 1, 1999 to March 31, 2000 ............     $ 1.00        0.05              0.00         (0.05)

CLASS B
April 1, 2003 to March 31, 2004 ............     $ 1.00        0.00              0.00          0.00
April 1, 2002 to March 31, 2003 ............     $ 1.00        0.00              0.00         (0.00)
April 1, 2001 to March 31, 2002 ............     $ 1.00        0.02              0.00         (0.02)
April 1, 2000 to March 31, 2001 ............     $ 1.00        0.05              0.00         (0.05)
April 1, 1999 to March 31, 2000(4) .........     $ 1.00        0.04              0.00         (0.04)

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
CLASS A
July 28, 2003(3) to March 31, 2004 .........     $ 1.00        0.00              0.00          0.00

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
CLASS A
July 28, 2003(3) to March 31, 2004 .........     $ 1.00        0.00              0.00          0.00

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............     $ 1.00        0.00              0.00          0.00
April 1, 2002 to March 31, 2003 ............     $ 1.00        0.01              0.00         (0.01)
April 1, 2001 to March 31, 2002 ............     $ 1.00        0.02              0.00         (0.02)
April 1, 2000 to March 31, 2001 ............     $ 1.00        0.05              0.00         (0.05)
November 8, 1999(3) to March 31, 2000 ......     $ 1.00        0.02              0.00         (0.02)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                              WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                            Distributions      Ending       Ratio to Average Net Assets (Annualized)(1)
                                                 From Net   Net Asset   -------------------------------------------------
                                                 Realized   Value Per   Net Investment        Gross    Expense        Net
                                                    Gains       Share           Income     Expenses     Waived   Expenses
                                            -------------   ---------   --------------     --------    -------   --------

CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A                                             0.00       $ 1.00            0.36%        0.85%     (0.20)%     0.65%
April 1, 2003 to March 31, 2004 ............        0.00       $ 1.00            0.72%        0.77%     (0.12)%     0.65%
April 1, 2002 to March 31, 2003 ............        0.00       $ 1.00            1.52%        0.77%     (0.12)%     0.65%
April 1, 2001 to March 31, 2002 ............        0.00       $ 1.00            2.93%        0.77%     (0.12)%     0.65%
April 1, 2000 to March 31, 2001 ............        0.00       $ 1.00            2.48%        0.96%     (0.31)%     0.65%
April 1, 1999 to March 31, 2000 ............

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............        0.00       $ 1.00            0.46%        0.71%     (0.04)%     0.67%
April 1, 2002 to March 31, 2003 ............        0.00       $ 1.00            0.97%        0.81%     (0.06)%     0.75%
April 1, 2001 to March 31, 2002 ............        0.00       $ 1.00            2.33%        1.00%     (0.25)%     0.75%
April 1, 2000 to March 31, 2001 ............        0.00       $ 1.00            5.69%        0.81%     (0.06)%     0.75%
November 8, 1999(3) to March 31, 2000 ......        0.00       $ 1.00            4.99%        0.81%     (0.06)%     0.75%

MINNESOTA MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............        0.00       $ 1.00            0.28%        0.90%     (0.10)%     0.80%
April 1, 2002 to March 31, 2003 ............        0.00       $ 1.00            0.72%        0.83%     (0.03)%     0.80%
April 1, 2001 to March 31, 2002 ............        0.00       $ 1.00            1.65%        0.83%     (0.03)%     0.80%
August 14, 2000(3) to March 31, 2001 .......        0.00       $ 1.00            2.03%        0.56%     (0.05)%     0.51%

MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............        0.00       $ 1.00            0.41%        0.93%     (0.17)%     0.76%
April 1, 2002 to March 31, 2003 ............        0.00       $ 1.00            1.01%        0.97%     (0.21)%     0.76%
April 1, 2001 to March 31, 2002 ............        0.00       $ 1.00            2.58%        0.97%     (0.21)%     0.76%
April 1, 2000 to March 31, 2001 ............        0.00       $ 1.00            5.60%        0.95%     (0.19)%     0.76%
April 1, 1999 to March 31, 2000 ............        0.00       $ 1.00            4.78%        1.01%     (0.26)%     0.75%

CLASS B
April 1, 2003 to March 31, 2004 ............        0.00       $ 1.00            0.12%        1.68%     (0.63)%     1.05%
April 1, 2002 to March 31, 2003 ............        0.00       $ 1.00            0.32%        1.61%     (0.15)%     1.46%
April 1, 2001 to March 31, 2002 ............        0.00       $ 1.00            1.76%        1.60%     (0.09)%     1.51%
April 1, 2000 to March 31, 2001 ............        0.00       $ 1.00            4.86%        1.69%     (0.18%      1.51%
April 1, 1999 to March 31, 2000(4) .........        0.00       $ 1.00            4.06%        1.65%     (0.19)%     1.46%

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
July 28, 2003(3) to March 31, 2004 .........        0.00       $ 1.00            0.37%        0.65%      0.00%      0.65%

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
July 28, 2003(3) to March 31, 2004 .........        0.00       $ 1.00            0.39%        0.66%     (0.01)%     0.65%

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............        0.00       $ 1.00            0.37%        0.90%     (0.25)%     0.65%
April 1, 2002 to March 31, 2003 ............        0.00       $ 1.00            0.94%        0.81%     (0.16)%     0.65%
April 1, 2001 to March 31, 2002 ............        0.00       $ 1.00            2.33%        0.79%     (0.14)%     0.65%
April 1, 2000 to March 31, 2001 ............        0.00       $ 1.00            5.28%        0.74%     (0.09)%     0.65%
November 8, 1999(3) to March 31, 2000 ......        0.00       $ 1.00            4.89%        0.82%     (0.17)%     0.65%



                                                              Net Assets at
                                                   Total      End of Period
                                               Return(2)    (000's omitted)
                                               ---------    ---------------

CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A                                            0.36%       $  2,262,957
April 1, 2003 to March 31, 2004 ............       0.73%       $  2,357,684
April 1, 2002 to March 31, 2003 ............       1.54%       $  2,448,719
April 1, 2001 to March 31, 2002 ............       2.99%       $  2,528,345
April 1, 2000 to March 31, 2001 ............       2.51%       $  2,464,890
April 1, 1999 to March 31, 2000 ............

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............       0.47%       $    365,169
April 1, 2002 to March 31, 2003 ............       1.02%       $    245,642
April 1, 2001 to March 31, 2002 ............       2.60%       $    144,577
April 1, 2000 to March 31, 2001 ............       5.70%       $     72,460
November 8, 1999(3) to March 31, 2000 ......       1.99%       $     58,960

MINNESOTA MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............       0.28%       $    117,237
April 1, 2002 to March 31, 2003 ............       0.73%       $    127,193
April 1, 2001 to March 31, 2002 ............       1.75%       $    141,873
August 14, 2000(3) to March 31, 2001 .......       2.07%       $    113,871

MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............       0.41%       $  5,694,911
April 1, 2002 to March 31, 2003 ............       1.01%       $  6,728,119
April 1, 2001 to March 31, 2002 ............       2.54%       $  7,835,864
April 1, 2000 to March 31, 2001 ............       5.77%       $ 14,406,458
April 1, 1999 to March 31, 2000 ............       4.84%       $ 13,441,754

CLASS B
April 1, 2003 to March 31, 2004 ............       0.12%       $  1,591,061
April 1, 2002 to March 31, 2003 ............       0.31%       $  1,882,817
April 1, 2001 to March 31, 2002 ............       1.78%       $  2,373,287
April 1, 2000 to March 31, 2001 ............       4.99%       $  2,493,119
April 1, 1999 to March 31, 2000(4) .........       4.10%       $  1,736,843

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
July 28, 2003(3) to March 31, 2004 .........       0.25%       $    621,663

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
July 28, 2003(3) to March 31, 2004 .........       0.26%       $  2,457,864

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS A
April 1, 2003 to March 31, 2004 ............       0.36%       $    162,883
April 1, 2002 to March 31, 2003 ............       0.96%       $    209,285
April 1, 2001 to March 31, 2002 ............       2.48%       $    161,947
April 1, 2000 to March 31, 2001 ............       5.39%       $     98,260
November 8, 1999(3) to March 31, 2000 ......       1.89%       $      2,047

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4) This class of shares was redesignated from Class S to Class B on November 8, 1999.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

      Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

      Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 Class R shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the "Acquiring Fund") acquired all of the net assets of the National Tax-Free Money Market Fund (the "Target Fund"). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

      Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market
Fund) (the "Acquiring Fund") acquired all of the net assets of the Treasury Plus Money Market Fund (the "Target Fund"). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class
A shares of the Acquiring Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At March 31, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

                                        Undistributed Net   Undistributed Net
Fund                                    Investment Income   Realized Gain/Loss   Paid-in Capital
California Tax-Free Money Market Fund       $ 36,832            $ (36,832)          $       0

Government Money Market Fund                  71,328              (49,237)            (22,091)

Money Market Fund                              1,554               (1,556)                  2

National Tax-Free Money Market Fund           10,635              (11,225)                590

Treasury Plus Money Market Fund                  853                 (853)                  0

100% Treasury Money Market Fund               24,054              (24,055)                  1

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2004.

      At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year are:

Fund                                    Deferred Post-October Capital Loss

Government Money Market Fund                         $  1,768

Money Market Fund                                      17,077

Treasury Plus Money Market Fund                         4,808

100% Treasury Money Market Fund                         6,921

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------
ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                          Advisory Fee                                                 Sub-Advisory Fee
                          (% of Average                                Average Daily     (% of Average
Fund                    Daily Net Assets)          Sub-Adviser           Net Assets    Daily Net Assets)
California Tax-Free                         Wells Capital Management    $0 -1billion          0.05
Money Market Fund             0.30                Incorporated           >$1 billion          0.04

Government Money                            Wells Capital Management   $0 - 1billion          0.05
Market Fund *                 0.10                Incorporated           >$1 billion          0.04

Minnesota Money                             Wells Capital Management   $0 - 1billion          0.05
Market Fund                   0.30                Incorporated           >$1 billion          0.04

Money Market                                Wells Capital Management   $0 - 1billion          0.05
Fund                          0.40                Incorporated           >$1 billion          0.04

National Tax-Free                           Wells Capital Management   $0 - 1billion          0.05
Money Market Fund             0.10                Incorporated           >$1 billion          0.04

Treasury Plus                               Wells Capital Management   $0 - 1billion          0.05
Money Market Fund             0.10                Incorporated           >$1 billion          0.04

100% Treasury                               Wells Capital Management   $0 - 1billion          0.05
Money Market Fund             0.35                Incorporated           >$1 billion          0.04

* Effective July 31, 2003, the advisory fee was changed from 0.35% to 0.10%.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                               % Of Average
                                             Daily Net Assets

      Fund level                                   0.05

      Class A                                      0.22

      Class B                                      0.22

      Administrator                                0.10

      Institutional                                0.08

      Service                                      0.12

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                              % Of Average
                                                            Daily Net Assets

All funds                                                         0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                  Administrator   Institutional   Service
Fund                          Class A   Class B       Class           Class        Class
California Tax-Free
Money Market Fund              0.25%      N/A          N/A             N/A         0.00%

Government Money
Market Fund                    0.25%      N/A         0.10%           0.00%        0.25%

Minnesota Money
Market Fund                    0.25%      N/A          N/A             N/A          N/A

Money Market Fund              0.25%     0.25%         N/A             N/A          N/A

National Tax-Free
Money Market Fund              0.25%      N/A          N/A            0.00%        0.25%

Treasury Plus Money
Market Fund                    0.25%      N/A          N/A            0.00%        0.25%

100% Treasury Money
Market Fund                    0.25%      N/A          N/A             N/A         0.00%

For the year ended March 31, 2004, shareholder servicing fees paid were as follows:

                                                      Administrator    Institutional     Service
Fund                          Class A      Class B        Class            Class          Class
California Tax-Free
Money Market Fund          $  5,634,241         N/A         N/A             N/A        $         0

Government Money
Market Fund                     747,856         N/A      62,788               0          8,232,692

Minnesota Money
Market Fund                     322,227         N/A         N/A             N/A                N/A

Money Market Fund            15,491,220   4,337,951         N/A             N/A                N/A

National Tax-Free
Money Market Fund             1,101,270         N/A         N/A               0          3,254,660

Treasury Plus Money
Market Fund                   4,079,085         N/A         N/A               0          3,300,468

100% Treasury Money
Market Fund                     499,611         N/A         N/A             N/A                  0

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------
      The tax character of distributions paid during the years ended March 31, 2004 was as follows:

                               Tax-exempt      Ordinary       Long-Term    Dividends Paid
Fund                             Income         Income      Capital Gain    on Redemption       Total
California Tax-Free
Money Market Fund             $ 10,069,204   $          0     $ 36,832           $ 0        $ 10,106,036

Government Money
Market Fund                              0     41,404,914            0             0          41,404,914

Minnesota
Money Market Fund                  362,596              0            0             0             362,596

Money Market Fund                        0     27,758,405            0             0          27,758,405

National Tax-Free
Money Market Fund               11,088,187          8,122        2,506             0          11,098,815

Treasury Plus Money
Market Fund                              0     30,405,550            0             0          30,405,550

100% Treasury Money
Market Fund                              0     15,457,407            0             0          15,457,407

The tax character of distributions paid during the years ended March 31, 2003 was as follows:

                                Tax-exempt      Ordinary       Long-Term    Dividends Paid
Fund                              Income         Income      Capital Gain   on Redemption       Total
California Tax-Free
Money Market Fund              $ 19,493,539   $          0     $ 131,238       $ 68,124      $ 19,692,901

Government Money
Market Fund                               0     65,546,574             0              0        65,546,574

Minnesota
Money Market Fund                   939,230              0             0              0           939,230

Money Market Fund                         0     80,414,763             0              0        80,414,763
National Tax-Free

Money Market Fund                16,648,892         24,048             0         14,085        16,687,025

Treasury Plus Money
Market Fund                               0     29,766,263             0              0        29,766,263

100% Treasury Money
Market Fund                               0     31,687,961             0              0        31,687,961

As of March 31, 2004, the components of distributable earnings on a tax basis are shown on the table below.

                                                                                                   Capital
                                Undistributed   Undistributed    Undistributed     Unrealized        Loss
                                 Tax-Exempt       Ordinary         Long-Term      Appreciation      Carry-
Fund                                Income         Income             Gain       (Depreciation)    forward*       Total
California Tax-Free
Money Market Fund                 $ 120,205      $         0       $  90,037           $ 0        $       0    $   210,242

Government Money
Market Fund                               0        2,782,778               0             0           (1,768)     2,781,010

Minnesota
Money Market Fund                       189           26,313           9,775             0                0         36,277

Money Market Fund                         0           92,571               0             0          (17,077)        75,494

National Tax-Free
Money Market Fund                   432,619          134,080         183,893             0                0        750,592

Treasury Plus
Money Market Fund                         0        2,120,305               0             0           (4,808)     2,115,497

100% Treasury
Money Market Fund                         0        1,172,474               0             0           (6,921)     1,165,553

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

WELLS FARGO MONEY MARKET FUNDS                      INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE CLASS A AND B SHAREHOLDERS AND BOARD OF TRUSTEES OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund, (seven of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2004, the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

San Francisco, California
May 17, 2004

OTHER INFORMATION (UNAUDITED)                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC's website at http://www.sec.gov.

TAX INFORMATION (UNAUDITED)

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

Fund                                            % of the distributions paid
                                                from net investment income

California Tax-Free Money Market Fund                      100

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

Fund                                            % of the distributions paid
                                                from net investment income

Minnesota Money Market Fund                                100
National Tax Free Money Market Fund                        100

      For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

Fund                                            % of the distributions paid
                                                from net investment income

100% Treasury Money Market Fund                            100
Treasury Plus Money Market Fund                          47.23

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

Fund                                             Long-Term Capital Gain

California Tax-Free Money Market Fund                   $ 36,832
National Tax Free Money Market Fund                        2,506

WELLS FARGO MONEY MARKET FUNDS                     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                                 Position held and          Principal occupations during
Name and Age                     length of service ***      past five years                    Other Directorships
Robert C. Brown                  Trustee since 1992         Retired. Director, Federal Farm    None
72                                                          Credit Banks Funding
                                                            Corporation and Farm Credit
                                                            System Financial Assistance
                                                            Corporation until February
                                                            1999.
------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                  Trustee since 1987         Private Investor/Real Estate       None
59                                                          Developer; Chairman of White
                                                            Point Capital, LLC.
------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                                 Position held and          Principal occupations during
Name and Age                     length of service ***      past five years                    Other Directorships
Thomas S. Goho                   Trustee since 1987         Wake Forest University,            None
61                                                          Calloway School of Business
                                                            and Accountancy, Benson-Pruitt
                                                            Professorship since 1999,
                                                            Associate Professor of Finance
                                                            1994 - 1999.
------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                  Trustee since 1998         Chairman, CEO, and Co-             None
61                               (Lead Trustee since        Founder of Crystal Geyser
                                 2001)                      Water Company and President
                                                            of Crystal Geyser Roxane Water
                                                            Company.
------------------------------------------------------------------------------------------------------------------
Richard M. Leach                 Trustee since 1987         Retired. Prior thereto,            None
70                                                          President of
                                                            Richard M. Leach Associates
                                                            (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                 Trustee since 1996         Senior Counselor to the public     None
52                                                          relations firm of Himle-Horner
                                                            and Senior Fellow at the
                                                            Humphrey Institute,
                                                            Minneapolis, Minnesota (a
                                                            public policy organization).
------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                Trustee since 1996         Principal in the law firm of       None
63                                                          Willeke & Daniels.
------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OFFICERS

                                 Position held and          Principal occupations during
Name and Age                     length of service          past five years                    Other Directorships
Karla M. Rabusch                 President, since 2003      Executive Vice President of        None
45                                                          Wells Fargo Bank, N.A.
                                                            President of Wells
                                                            Fargo Funds Management,
                                                            LLC. Senior Vice
                                                            President and Chief
                                                            Administrative Officer
                                                            of Wells Fargo Funds
                                                            Management, LLC from
                                                            2001 to 2003. Vice
                                                            President of Wells
                                                            Fargo Bank, N.A. from
                                                            1997 to 2000.
------------------------------------------------------------------------------------------------------------------
Stacie D. DeAmgelo               Treasurer, since 2003      Senior Vice President of Wells     None
35                                                          Fargo Bank, N.A. Senior
                                                            Vice President of
                                                            Operations for Wells
                                                            Fargo Funds Management,
                                                            LLC. Prior thereto,
                                                            Operations Manager at
                                                            Scudder Weisel Capital,
                                                            LLC (2000 to 2001),
                                                            Director of Shareholder
                                                            Services at BISYS Fund
                                                            Services (1999 to 2000)
                                                            and Assistant Vice
                                                            President of Operations
                                                            with Nicholas-
                                                            Applegate Capital
                                                            Management (1993 to
                                                            1999).
------------------------------------------------------------------------------------------------------------------
C. David Messman                 Secretary, since 2000      Senior Vice President and          None
43                                                          Counsel of Wells Fargo
                                                            Bank, N.A. Senior Vice
                                                            President and Secretary
                                                            of Wells Fargo Funds
                                                            Management, LLC. Vice
                                                            President and Counsel
                                                            of Wells Fargo Bank,
                                                            N.A. since 1996.
------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                             WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG               -- Association of Bay Area Governments
ADR                -- American Depository Receipts
AMBAC              -- American Municipal Bond Assurance Corporation
AMT                -- Alternative Minimum Tax
ARM                -- Adjustable Rate Mortgages
BART               -- Bay Area Rapid Transit
CDA                -- Community Development Authority
CDSC               -- Contingent Deferred Sales Charge
CGIC               -- Capital Guaranty Insurance Company
CGY                -- Capital Guaranty Corporation
CMT                -- Constant Maturity Treasury
COFI               -- Cost of Funds Index
Connie Lee         -- Connie Lee Insurance Company
COP                -- Certificate of Participation
CP                 -- Commercial Paper
CTF                -- Common Trust Fund
DW&P               -- Department of Water & Power
DWR                -- Department of Water Resources
EDFA               -- Education Finance Authority
FGIC               -- Financial Guaranty Insurance Corporation
FHA                -- Federal Housing Authority
FHLB               -- Federal Home Loan Bank
FHLMC              -- Federal Home Loan Mortgage Corporation
FNMA               -- Federal National Mortgage Association
FRN                -- Floating Rate Notes
FSA                -- Financial Security Assurance, Inc
GNMA               -- Government National Mortgage Association
GO                 -- General Obligation
HFA                -- Housing Finance Authority
HFFA               -- Health Facilities Financing Authority
IDA                -- Industrial Development Authority
LIBOR              -- London Interbank Offered Rate
LLC                -- Limited Liability Corporation
LOC                -- Letter of Credit
LP                 -- Limited Partnership
MBIA               -- Municipal Bond Insurance Association
MFHR               -- Multi-Family Housing Revenue
MUD                -- Municipal Utility District
MTN                -- Medium Term Note
PCFA               -- Pollution Control Finance Authority
PCR                -- Pollution Control Revenue
PFA                -- Public Finance Authority
PLC                -- Private Placement
PSFG               -- Public School Fund Guaranty
RAW                -- Revenue Anticipation Warrants
RDA                -- Redevelopment Authority
RDFA               -- Redevelopment Finance Authority
R&D                -- Research & Development
SFMR               -- Single Family Mortgage Revenue
STEERS             -- Structured Enhanced Return Trust
TBA                -- To Be Announced
TRAN               -- Tax Revenue Anticipation Notes
USD                -- Unified School District
V/R                -- Variable Rate
WEBS               -- World Equity Benchmark Shares

More information about Wells Fargo Funds(R) is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objectives, risks, charges and expenses of the investment carefully before investing. This and other information about Wells Fargo Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(c)2004 Wells Fargo Funds Management, LLC. All rights reserved.   AR 004 (05/04)

                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

Wells Fargo Money Market Funds

      Annual Report

                          Wells Fargo California Tax-Free Money Market Fund Wells Fargo Cash Investment Money Market Fund Wells Fargo Government Money Market Fund
                          Wells Fargo National Tax-Free Money Market Fund Wells Fargo Prime Investment Money Market Fund Wells Fargo Treasury Plus Money Market Fund
                          Wells Fargo 100% Treasury Money Market Fund

                          Administrator, Institutional and Service Classes

                                                                  March 31, 2004

                                                  WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Primary Investments .......................................................    4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ..................................    5
   Cash Investment Money Market Fund ......................................    6
   Government Money Market Fund ...........................................    7
   National Tax-Free Money Market Fund ....................................    8
   Prime Investment Money Market Fund .....................................    9
   Treasury Plus Money Market Fund ........................................   10
   100% Treasury Money Market Fund ........................................   11
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund ..................................   12
   Cash Investment Money Market Fund ......................................   21
   Government Money Market Fund ...........................................   25
   National Tax-Free Money Market Fund ....................................   28
   Prime Investment Money Market Fund .....................................   43
   Treasury Plus Money Market Fund ........................................   45
   100% Treasury Money Market Fund ........................................   46
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   48
   Statements of Operations ...............................................   50
   Statements of Changes in Net Assets ....................................   52
   Financial Highlights ...................................................   56
Notes to Financial Highlights .............................................   60
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................   61
--------------------------------------------------------------------------------
Independent Auditors' Report ..............................................   66
--------------------------------------------------------------------------------
Other Information .........................................................   67
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   70
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

This page is intentionally left blank --

SHAREHOLDER LETTER                                WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds annual report for the 12-month period ended March 31, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

OVERVIEW OF FINANCIAL MARKETS
--------------------------------------------------------------------------------

      Early in the reporting period, the Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1%, the lowest level in more than 45 years. The Fed maintained this low rate throughout the period as the economy continued to experience a moderate recovery and little threat of inflation.

      Consumer spending remained a positive factor as consumer confidence improved. Business confidence likewise improved and corporate earnings continued to grow, signaling an increase in capital spending and the potential for employment growth by the end of the reporting period. In addition, the value of the U.S. dollar continued to fall, boosting U.S.-based firms' overseas earnings. Job growth, however, was less robust than might have been expected given the pace of economic activity. In part, this was because of the sustained high level of productivity. A record fiscal year 2003 federal budget deficit continued to loom on the horizon.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      It is important to remember that no one can accurately predict the future direction of short-term interest rates. We do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We continue to maintain a prudent investment strategy and believe that the pursuit of additional yield creates volatility that can potentially undermine Fund performance during uncertain markets.

      The Fed's decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003, policy meeting brought interest rates down to levels not seen in five decades. However, investors were expecting a 0.50% cut, and interest rates were volatile through the end of the reporting period.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES
--------------------------------------------------------------------------------

      An improving economy can lead to higher interest rates due to concerns that the increased demand stemming from an improving economy might lead to increased inflationary pressures. Increasing federal budget deficits could also be a major concern, since increased U.S. Government borrowing could also exert upward pressure on interest rates. Rising market rates could lead to higher yields for investors in money market funds. The fund managers will continue to manage the funds in a manner that is expected to maintain a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing -- asset allocation and diversification -- in an effort to achieve their long-term financial goals.

      Thank you for your investment in Wells Fargo Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

      Sincerely,


      /s/ Karla M. Rabusch

      Karla M. Rabusch
      President
      Wells Fargo Funds

WELLS FARGO MONEY MARKET FUNDS                             MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      By the end of the reporting period, the money market yield curve had become steeper compared to a year earlier. As of March 31, 2004, the Federal Funds rate had been lowered to 1.00%, while the 12-month London Interbank Offered Rate (LIBOR) rate increased to 1.35%. In contrast, on March 31, 2003, the Federal Funds rate was 1.25%, and the 12-month LIBOR was 1.28%.

      By the June 2003 policy meeting of the Federal Reserve Board (the Fed), investors had grown accustomed to the Fed cutting rates, a pattern that began in 2000. Despite warnings that their expectations were unrealistic, investors expected the Fed to announce a 0.50% reduction in the Federal Funds rate at the meeting. When the rate was lowered only 0.25% to 1.00%, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer-term money market investments began to move higher. By December 2003, one-year LIBOR had increased to 1.63%.

      The amount of top-rated commercial paper outstanding declined during the first half of the fiscal year period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top-rated commercial paper outstanding fell by more than 5% during the first half of the fiscal year, from $1.207 trillion at the end of March 2003, to $1.144 trillion at the end of September 2003. In the second half of the fiscal year, outstanding top-rated commercial paper increased to $1.202 trillion by the end of the reporting period. However, that amount was nearly 15% below the peak of $1.413 trillion in December 2000.

      Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, questions about corporate governance policies at the New York Stock Exchange, and the well-publicized court trials of several prominent executives contributed to the erosion of investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      At the start of the reporting period, the Treasury bill market led the way by pricing in lower yields. At the end of March 2004, the bill curve was completely flat, with high levels of supply offsetting high demand for the shortest maturities. Up until the Fed meeting in June 2003, yields on Treasury bills reflected the assumption that there would be a 0.50% cut, instead of the actual 0.25% cut the Fed announced at its meeting. Even the one-year Treasury note traded below 0.90% in the days preceding the June 2003 rate cut.

      Since the Fed had announced only a 0.25% cut, Treasury bills remained relatively expensive. The low rates coincided with quarter-end demand pressures in June, causing the short-end (less than three months) of the Treasury market to remain overpriced for an unusually longer period of time compared to that which typically follows a market disappointment. For short periods, Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. However, as budget deficit projections ballooned, investor expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the yield of Treasury bills into the mid- 0.90's to low 1.00's.

      For much of the reporting period, the supply of Treasury bills was lower than expected. The issuance of Treasury bills for the first week of April 2003 stood at $72 billion, declined to $41 billion by the end of December 2003, but finished the reporting period at $77 billion. As the dollar weakened and trade deficits grew, the demand for Treasury bills by central banks and other foreign buyers was very strong. When bill issuance started to increase in February, the market had already started to price in the possibility of interest rate tightening in 2004, leaving the curve relatively flat.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Spreads between U.S. Government agency offerings and prime money market securities narrowed dramatically during the summer of 2003, and remained tight until December. Many factors, including interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York's bond portfolio, and an

MONEY MARKET OVERVIEW                             WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

accounting scandal at the Federal Home Loan Mortgage Corporation, combined to drive yields on U.S. Government agency securities higher relative to other money market investments. Near the end of the calendar year there was an extended period without negative news and a spillover in foreign buying of Treasury bills, which pushed corporate securities spreads even wider. While demand for agency securities began to increase, the agencies began to decrease their issuance of discount notes. As investors became more accustomed to the prospect of not having a Fed rate increase in 2004, one-year rates decreased to 1.0%. By the end of the period, the issuance of callable issues seemed to decrease, as less rate volatility made the options on the securities less attractive. At the end of the year, legislation was introduced in a Senate committee to increase regulation of Fannie Mae, Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. However, the near-term prospects for the legislation's passage are not considered strong, and this development had little impact on money market-eligible agency securities.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Throughout the period, municipal issues were inexpensive relative to Treasury bills and LIBOR. In early April, one-year municipal yields stood at 81% of comparable LIBOR rates; by October, the ratio was 86%. At the end of the reporting period, the ratio dropped to 75%. At these levels, municipal investments were still attractive based on the historical average ratio of 65%.

      One of the main drivers behind the high ratios is supply. The State of California issued an additional $1.835 billion in Revenue Anticipation Notes
(RANs) and New York issued $1.250 billion RANs. Texas issued a record-breaking $7.4 billion Tax and Revenue Anticipation Note in late August, exceeding municipal demand and splitting the one-year sector into three markets -- the general market, the California market, and the Texas market. These are just a few of the issues that reached beyond the one-billion-dollar threshold. In addition to this kind of large state issuance, local municipalities were also coming to market with variable rate securities hedged with swaps, as opposed to straight fixed-rate securities. With a limited supply of buyers and a growing supply of paper, ratios continued to exceed historical precedents. These limits may be tested again when California comes to market with its $15.0 billion Economic Recovery Bonds and Illinois attempts to fund its pension liability.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      While the overnight interest rate has been stable, longer money market rates increased considerably over the last nine months of the reporting period. With the U.S. economy picking up steam, the U.S. dollar weakening overseas, and the employment picture improving, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the Funds and select their investments in an ongoing effort to maintain a stable $1.00 NAV.

      The views expressed are as of March 31, 2004, and are those of the Funds' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

WELLS FARGO MONEY MARKET FUNDS                             MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------


                                                                      Certificates
Wells Fargo             U.S.                     U.S.                 of Deposit/
Money Market          Treasury   Repurchase   Government  Commercial    Bankers
Fund Name            Securities  Agreements  Obligations    Paper     Acceptances
100% Treasury             X

Treasury Plus             X          X

Government                X          X            X

Prime Investment          X          X            X           X            X

Cash Investment           X          X            X           X            X

National Tax-Free

California Tax-Free

                                              Mortgage-
                                              and Other
Wells Fargo                      Floating/      Asset-
Money Market           Time    Variable Rate    Backed     Corporate   Municipal
Fund Name            Deposits   Notes/Bonds   Securities  Notes/Bonds Obligations
100% Treasury

Treasury Plus

Government

Prime Investment         X           X            X            X

Cash Investment          X           X            X            X

National Tax-Free                                                          X

California Tax-Free                                                        X

--------------------------------------------------------------------------------
* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax while preserving capital and liquidity.

FUND MANAGERS                              INCEPTION DATE
      Dave Sylvester, Julio Bonilla        01/01/92

      AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                                    1-Year   5-Year  10-Year
      Wells Fargo California Tax-Free Money Market Fund - Service Class              0.56     1.80     2.29

      Benchmark

         iMoneyNet California State Specific Institutional Money Fund Average(2)     0.60     2.00     2.78

      FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

      7-Day Current Yield                                               0.57%

      7-Day Compound Yield                                              0.57%

      30-Day Simple Yield                                               0.52%

      30-Day Compound Yield                                             0.52%

      FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                       27 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

      PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Municipal Commercial Paper                                      (9%)
      Municipal Demand Notes                                         (74%)
      Municipal Bonds                                                (17%)

      MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      180+ days                                                       (5%)
      Overnight                                                      (16%)
      2-14 days                                                      (57%)
      30-59 days                                                      (3%)
      60-89 days                                                      (8%)
      90-179 days                                                    (11%)

(1) The Fund's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.52%.

            Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO CASH INVESTMENT MONEY MARKET FUND -- ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks high current income, preservation of capital and liquidity.

FUND MANAGERS                              INCEPTION DATE
      Dave Sylvester, Laurie White         10/14/87

      AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                             1-Year   5-Year  10-Year
      Wells Fargo Cash Investment Money Market Fund - Administrator Class     0.80     3.27     4.22

      Wells Fargo Cash Investment Money Market Fund - Institutional Class     0.98     3.47     4.32

      Wells Fargo Cash Investment Money Market Fund - Service Class           0.70     3.25     4.21

      Benchmark

         iMoneyNet First Tier Institutional Money Fund Average(2)             0.77     3.53     5.24

      FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                    Administrator  Institutional     Service


      7-Day Current Yield               0.77%          0.92%          0.62%

      7-Day Compound Yield              0.77%          0.92%          0.62%

      30-Day Simple Yield               0.78%          0.93%          0.63%

      30-Day Compound Yield             0.78%          0.93%          0.63%

      FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                     59 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

      PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Freddie Mac                                                     (1%)
      Commercial Paper                                               (49%)
      Certificates of Deposit                                        (13%)
      Floating/Variable Rate Bonds/Notes                             (16%)
      Repurchase Agreements                                          (11%)
      Time Deposits                                                   (3%)
      Corporate Bonds                                                 (6%)
      Fannie Mae                                                      (1%)

      MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (14%)
      2-14 days                                                      (19%)
      15-29 days                                                     (17%)
      30-59 days                                                     (11%)
      60-89 days                                                     (10%)
      90-179 days                                                    (24%)
      180+ days                                                       (5%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.74% for the Administrator Class shares, 0.86% for the Institutional Class shares and 0.57% for the Service Class shares.

            Performance shown for the Administrator Class shares of the Wells Fargo Cash Investment Money Market Fund for the period prior to July
      31, 2003, reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the Institutional and Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO GOVERNMENT MONEY MARKET FUND -- ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Government Money Market Fund (the Fund) seeks high current income while preserving capital and liquidity.

FUND MANAGERS                              INCEPTION DATE
      Dave Sylvester, Laurie White         11/16/87

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                           1-Year   5-Year  10-Year
      Wells Fargo Government Money Market Fund - Administrator Class        0.75     3.14     4.06

      Wells Fargo Government Money Market Fund - Institutional Class        0.85     3.16     4.07

      Wells Fargo Government Money Market Fund - Service Class              0.65     3.12     4.05

      Benchmark

         iMoneyNet Government Institutional Money Fund Average(2)           0.68     3.33     4.99

      FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                    Administrator  Institutional     Service

      7-Day Current Yield               0.75%          0.90%          0.60%

      7-Day Compound Yield              0.75%          0.90%          0.60%

      30-Day Simple Yield               0.74%          0.89%          0.59%

      30-Day Compound Yield             0.75%          0.90%          0.59%

      FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                     55 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

      PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Federal Home Loan Bank                                         (19%)
      Freddie Mac                                                    (18%)
      Fannie Mae                                                     (22%)
      Federal Farm Credit Bank                                        (7%)
      Sallie Mae                                                      (1%)
      Repurchase Agreements                                          (33%)

      MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (35%)
      2-14 days                                                      (10%)
      15-29 days                                                     (11%)
      30-59 days                                                      (5%)
      60-89 days                                                     (12%)
      90-179 days                                                    (20%)
      180+ days                                                       (5%)
      270+ days                                                       (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.72% for the Administrator Class shares, 0.84% for the Institutional Class shares and 0.55% for the Service Class shares.

            Performance shown for the Administrator Class shares of the Wells Fargo Government Money Market Fund for the period prior to July 31, 2003, reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. Performance shown for the Institutional Class shares of the Wells Fargo Government Money Market Fund for the period prior to July 28, 2003, reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. The Service Class shares annual returns are substantially similar to what the Administrator and Institutional Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November
      8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Government Institutional Money Fund Average is an average of governmental institutional funds.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND -- INSTITUTIONAL AND SERVICE
CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks to provide high current income exempt from federal income taxes while preserving capital and liquidity.

FUND MANAGERS                              INCEPTION DATE
      Dave Sylvester, Julio Bonilla        01/07/88

      AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                                  1-Year   5-Year  10-Year
      Wells Fargo National Tax-Free Money Market Fund - Institutional Class        0.85     2.26     2.77

      Wells Fargo National Tax-Free Money Market Fund - Service Class              0.62     2.11     2.70

      Benchmark

         iMoneyNet Tax-Free Institutional Money Fund Average(2)                    0.63     2.19     2.99

      FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                  Institutional        Service

      7-Day Current Yield                             0.85%             0.60%

      7-Day Compound Yield                            0.86%             0.60%

      30-Day Simple Yield                             0.79%             0.54%

      30-Day Compound Yield                           0.79%             0.54%

      FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                       35 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

      PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Municipal Demand Notes                                         (73%)
      Municipal Put Bonds                                             (3%)
      Municipal Commercial Paper                                      (8%)
      Municipal Bonds                                                (16%)

      MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (28%)
      2-14 days                                                      (47%)
      30-59 days                                                      (3%)
      60-89 days                                                      (4%)
      90-179 days                                                    (11%)
      180-269 days                                                    (5%)
      270+ days                                                       (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.80% for the Institutional Class shares and 0.51% for the Service Class shares.

            Performance shown for the Institutional and Service Class shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO PRIME INVESTMENT MONEY MARKET FUND -- INSTITUTIONAL AND SERVICE
CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS                              INCEPTION DATE
      Dave Sylvester, Laurie White         09/02/98

      AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                                 1-Year   5-Year  10-Year
      Wells Fargo Prime Investment Money Market Fund - Institutional Class        0.83     3.15     3.34

      Wells Fargo Prime Investment Money Market Fund - Service Class              0.60     3.10     3.29

      Benchmark

         iMoneyNet First Tier Institutional Money Fund Average(2)                 0.77     3.53     3.77

      FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                  Institutional        Service

      7-Day Current Yield                             0.89%             0.55%

      7-Day Compound Yield                            0.89%             0.55%

      30-Day Simple Yield                             0.88%             0.54%

      30-Day Compound Yield                           0.88%             0.54%

      FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                       28 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

      PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Commercial Paper                                               (34%)
      Certificates of Deposit                                         (6%)
      Corporate Bonds                                                 (2%)
      Time Deposits                                                   (3%)
      Repurchase Agreements                                          (44%)
      Asset-Backed Securities                                         (1%)
      Floating/Variable Rate Notes/Bonds                              (8%)
      Freddie Mac                                                     (2%)

      MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (47%)
      2-14 days                                                       (7%)
      15-29 days                                                     (19%)
      30-59 days                                                     (15%)
      60-89 days                                                      (4%)
      90-179 days                                                     (6%)
      180-269 days                                                    (2%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.83% for the Institutional Class shares and 0.55% for the Service Class shares.

            Performance shown for the Institutional Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. The Service Class shares annual returns are substantially similar to what the Institutional Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November
      8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO TREASURY PLUS MONEY MARKET FUND -- INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS                              INCEPTION DATE
      Dave Sylvester, Laurie White         10/01/85

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                              1-Year   5-Year  10-Year
      Wells Fargo Treasury Plus Money Market Fund - Institutional Class        0.88     3.25     4.18

      Wells Fargo Treasury Plus Money Market Fund - Service Class              0.60     3.00     3.99

      Benchmark

         iMoneyNet Treasury & Repo Institutional Money Fund Average(2)         0.63     3.25     4.89

         91 Day U.S. Treasury Bill(3)                                          1.03     3.23     4.17

      FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                  Institutional        Service

      7-Day Current Yield                             0.85%             0.55%

      7-Day Compound Yield                            0.85%             0.55%

      30-Day Simple Yield                             0.84%             0.54%

      30-Day Compound Yield                           0.85%             0.55%

      FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                       53 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

      PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      U.S. Treasury Bills                                            (18%)
      U.S. Treasury Notes                                            (36%)
      Repurchase Agreements                                          (46%)

      MATURITY DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      Overnight                                                      (59%)
      30-59 days                                                     (10%)
      60-89 days                                                      (3%)
      90-179 days                                                    (20%)
      180+ days                                                       (8%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.79% for the Institutional Class shares and 0.50% for the Service Class shares.

            Performance shown for the Institutional and Service Class shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor Fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. For the periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.

(3) Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

(4)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                            WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO 100% TREASURY MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS                              INCEPTION DATE
      Dave Sylvester, Laurie White         12/03/90

      AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                        1-Year   5-Year  10-Year
      Wells Fargo 100% Treasury Money Market Fund - Service Class        0.53     2.91     3.83

      Benchmarks

         iMoneyNet Treasury Institutional Money Fund Average(2)          0.63     3.20     4.82

         91 Day U.S. Treasury Bill(3)                                    1.03     3.23     4.17

      FUND YIELD SUMMARY
--------------------------------------------------------------------------------

      7-Day Current Yield                                               0.46%

      7-Day Compound Yield                                              0.46%

      30-Day Simple Yield                                               0.45%

      30-Day Compound Yield                                             0.45%

      FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

      Weighted Average Maturity                                       56 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

      PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      U.S. Treasury Bills                                            (91%)
      U.S. Treasury Notes                                             (9%)

      MATURITY DISTRIBUTION(4) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

      0-1 days                                                        (8%)
      2-14 days                                                       (8%)
      15-29 days                                                     (14%)
      30-59 days                                                     (32%)
      60-89 days                                                     (18%)
      90-179 days                                                    (20%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.42%.

            Performance shown for the Service Class of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Treasury Institutional Money Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.

(3) Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

(4)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 Interest  Maturity
Principal    Security Name                                                                         Rate      Date          Value
Municipal Bonds & Notes - 99.95%

California - 96.51%
$ 6,000,000  ABAG Finance Authority For Nonprofit Corporations California
             Housing Revenue Series A Societe Generale LOC (Housing
             Revenue LOC)@                                                                         1.05%  07/01/2008  $    6,000,000
  9,865,000  ABAG Finance Authority For Nonprofit Corporations California
             Mfhr GAIA Building Project Series A Collateralized By FNMA
             (Housing Revenue LOC)@                                                                1.05   09/15/2032       9,865,000
  3,900,000  Anaheim CA Housing Authority MFHR Collateralized By FNMA
             (Multi-Family Housing Revenue LOC)@                                                   1.05   07/15/2020       3,900,000
 10,244,000  Anaheim CA Housing Authority MFHR Fountain Anaheim Hills
             Series A Collateralized By FNMA (Multi-Family Housing Revenue
             LOC)@                                                                                 1.04   02/15/2033      10,244,000
  4,245,000  Anaheim CA Housing Authority MFHR Monterrey Apartments Series
             B Collateralized By FNMA (Multi-Family Housing Revenue LOC)@                          1.05   05/15/2027       4,245,000
  6,300,000  Anaheim CA Housing Authority MFHR Sea Wind Apartments Project
             Series C Collateralized By FNMA (Multi-Family Housing Revenue
             LOC)@                                                                                 1.04   07/15/2033       6,300,000
  8,160,000  Anaheim CA Public Financing Authority Lease Revenue FSA
             Insured (Other Revenue LOC)@                                                          1.06   09/01/2024       8,160,000
 29,700,000  Antelope Valley CA Health Care District Series A (Healthcare
             Facilities Revenue LOC)@                                                              1.00   09/01/2017      29,700,000
 11,000,000  Buena Park CA MFHR Walden Glen Apartments Project Series A
             (Multi-Family Housing Revenue LOC)@                                                   1.04   02/15/2033      11,000,000
 13,000,000  California Cities Home Ownership Authority Housing Revenue
             Lease Purchase Program Project Series A Collateralized By FHLMC
             (Housing Revenue LOC)@                                                                1.05   09/01/2006      13,000,000
  3,000,000  California Communities Housing Finance Agency Lease Revenue
             Series A Collateralized By FHLMC (Housing Revenue LOC)@                               1.05   02/01/2007       3,000,000
  2,420,000  California Educational Facilities Authority Revenue CTFS Series
             113 General Obligation of University (Educational Facilities
             Revenue LOC)@                                                                         1.02   12/01/2027       2,420,000
 18,600,000  California Educational Facilities Authority Revenue Loyola
             Marymount University Series B MBIA Insured (Educational
             Facilities Revenue LOC)@                                                              1.05   10/01/2027      18,600,000
  8,190,000  California Educational Facilities Authority Revenue Santa Clara
             University Series B MBIA Insured (Educational Facilities Revenue
             LOC)@                                                                                 1.05   02/01/2032       8,190,000
  6,805,000  California Health Facilities Authority Revenue Scripps Health
             (Healthcare Facilities Revenue LOC)@                                                  0.95   10/01/2022       6,805,000
  4,315,000  California HFA Revenue Home Mortgage Series U (Housing Revenue
             LOC)@                                                                                 1.10   02/01/2017       4,315,000
  7,900,000  California HFA Revenue Home Mortgage Series U (Housing Revenue
             LOC)@                                                                                 1.06   02/01/2031       7,900,000
 15,625,000  California HFA Revenue Home Mortgages FSA Insured (Housing
             Revenue LOC)@                                                                         1.06   02/01/2032      15,625,000
  6,800,000  California HFA Revenue Home Mortgages Series F FSA Insured
             (Housing Revenue LOC)@                                                                1.08   02/01/2034       6,800,000
  5,600,000  California HFA Revenue Home Mortgages Series M (Housing Revenue
             LOC)@                                                                                 1.13   02/01/2025       5,600,000
 17,500,000  California HFA Revenue Home Mortgages Series M (Housing Revenue
             LOC)@                                                                                 1.13   08/01/2033      17,500,000
  1,735,000  California HFA Revenue Series 112-A (Housing Revenue LOC)@                            1.08   08/01/2026       1,735,000
 17,800,000  California HFA Revenue Series F (Housing Revenue LOC)@                                1.10   02/01/2033      17,800,000
  2,400,000  California HFA Revenue Series R AMBAC Insured (State Agency
             Housing Revenue LOC)@                                                                 1.13   08/01/2032       2,400,000
  4,345,000  California HFFA Revenue CTFS Series 26 FSA Insured (Health
             Facilities Financing Authority Revenue LOC)@                                          1.02   06/01/2022       4,345,000
  2,800,000  California HFFA Revenue Scripps Health Series A Bank One NA LOC
             (Health Facilities Financing Authority Revenue LOC)@                                  1.03   10/01/2023       2,800,000
  1,170,000  California HFFA Revenue Series B (Healthcare Facilities Revenue
             LOC)@                                                                                 1.00   08/01/2021       1,170,000
  6,500,000  California HFFA Revenue Series B AMBAC Insured (Healthcare Facilities
             Revenue LOC)@                                                                         1.05   07/01/2012       6,500,000
  5,100,000  California HFFA Revenue Series B MBIA Insured (Health Facilities Financing
             Authority Revenue LOC)@                                                               1.12   09/01/2028       5,100,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 Interest  Maturity
Principal    Security Name                                                                         Rate      Date          Value
California (continued)
$ 15,500,000  California Infrastructure & Economic Development Bank Revenue J Paul Getty Series D
              (Economic Development Revenue LOC)@                                                   1.00%  04/01/2033  $  15,500,000
   3,800,000  California Infrastructure & Economic Development Revenue San Francisco Ballet
              Association (Economic Development Revenue LOC)@                                       1.00   07/01/2032      3,800,000
   6,100,000  California Pollution Control Financing Solid Waste@                                   1.08   11/01/2038      6,100,000
 101,000,000  California School Cash Reserve Program Authority Pool Series A (Other Revenue LOC)    2.00   07/06/2004    101,283,232
  36,800,000  California State Department of Water Reserve Power Supply Revenuee Series C1
              (Power Revenue LOC)@                                                                  1.00   05/01/2022     36,800,000
  39,000,000  California State Department of Water Reserve Power Supply Revenues Series C4 JPM
              LOC (Power Revenue LOC)@                                                              1.03   05/01/2022     39,000,000
  22,700,000  California State Department of Water Resources Series B-2 (Electric Revenue LOC)@     1.15   05/01/2022     22,700,000
   5,155,000  California State Department Water Reservation Power Supply Revenue Rr II R 244
              (Power Revenue LOC)@                                                                  1.05   05/01/2011      5,155,000
   7,800,000  California State Department Water Reservation Power Supply Revenue Series C11
              (Electric Revenue LOC)@                                                               1.02   05/01/2022      7,800,000
  57,970,000  California State Department Water Reserve & Power Supply Revenue Series B-1 Bank of
              New York LOC (Power Revenue LOC)@                                                     1.12   05/01/2022     57,970,000
  21,585,000  California State Department Water Reserve Center Valley Project Revenue Putters
              Series 127 FGIC Insured (Water Revenue LOC)@                                          1.17   12/01/2022     21,585,000
   4,200,000  California State Department Water Reserve Central Valley Project Revenue Series R
              (Water Revenue LOC)@                                                                  1.05   12/01/2021      4,200,000
   6,520,000  California State DWR Power Supply Revenue Series B3 (Power Revenue LOC)@              1.10   05/01/2022      6,520,000
  10,250,000  California State DWR Power Supply Revenue Series C 15 Bank of Nova Scotia LOC
              (Power Revenue LOC)@                                                                  1.01   05/01/2022     10,250,000
   3,230,000  California State Economic Development Financing Authority Industrial Development
              Revenue Serra Microchassis Project US Bank NA LOC (Industrial Development
              Revenue LOC)@                                                                         1.15   08/01/2027      3,230,000
   2,005,000  California State Economic Development Financing Authority Industrial Development
              Revenue Serra Mission Project Series A US Bank NA LOC (IndUStrial Development
              Revenue LOC)@                                                                         1.15   08/01/2027      2,005,000
   4,995,000  California State Floater CTFS Series 471x MBIA Insured (Other Revenue LOC)@           1.07   09/01/2024      4,995,000
   9,000,000  California State Floater PA 315 FSA Insured (Other Revenue LOC)@                      1.08   12/01/2018      9,000,000
  11,445,000  California State Merlots-B 45 Wachovia Bank Insured (Other Revenue LOC)@              1.05   10/01/2029     11,445,000
  19,570,000  California State Public Works Board Lease Revenue CTFS Series D AMBAC Insured
              (Lease Revenue LOC)@                                                                  1.04   12/01/2019     19,570,000
   6,425,000  California State Putters Series 239z AMBAC Insured (Other Revenue LOC)@               1.06   12/01/2032      6,425,000
  40,000,000  California State Revenue Anticipation Notes                                           2.00   06/23/2004     40,084,042
  15,090,000  California State Revenue Anticipation Notes@                                          1.08   01/20/2031     15,090,000
  50,000,000  California State Revenue Anticipation Notes Subseries A-2                             2.00   06/23/2004     50,105,052
   5,800,000  California Statewide CDA MFHR Arbor Ridge Apartments Series X FNMA Insured
              (Housing Revenue LOC)@                                                                1.02   11/15/2036      5,800,000
   6,400,000  California Statewide CDA MFHR Canyon Country Apartments Series M Collateralized
              By FHLMC (Multi-Family Housing Revenue LOC)@                                          1.04   12/01/2034      6,400,000
   6,750,000  California Statewide CDA MFHR Crocker Oaks Apartments Project Series H
              Collateralized By FNMA (Multi-Family Housing Revenue LOC)@                            1.04   03/15/2034      6,750,000
   3,985,000  California Statewide CDA MFHR Granite Oaks Apartments Series R Collateralized By
              FNMA (Multi-Family Housing Revenue LOC)@                                              1.04   10/15/2030      3,985,000
   2,160,000  California Statewide CDA MFHR Greenback Manor Apartments Series A Collateralized
              By FHLB (Multi-Family Housing Revenue LOC)@                                           1.03   02/01/2028      2,160,000
  17,200,000  California Statewide CDA MFHR IAC Project Series W-1 Bank of America NA LOC
              (Multi-Family Housing Revenue LOC)@                                                   1.07   08/01/2034     17,200,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 Interest  Maturity
Principal    Security Name                                                                         Rate      Date          Value
California (continued)
$13,000,000  California Statewide CDA MFHR IAC Project Series W-2 Bank of America NA LOC
             (Multi-Family Housing Revenue LOC)@                                                   1.07%  09/15/2029  $   13,000,000
    700,000  California Statewide CDA MFHR IAC Project Series W-3 Bank of America NA LOC
             (Multi-Family Housing Revenue LOC)@                                                   1.07   04/01/2025         700,000
  6,560,000  California Statewide CDA Multi-family Revenue Lorena Terrace
             Series DDD Citibank LOC@                                                              1.08   12/01/2036       6,560,000
  3,530,000  California Statewide CDA PCR (Housing Revenue LOC)@                                   1.09   05/15/2024       3,530,000
  2,000,000  California Statewide CDA Revenue CTFS Participation House Ear Institute JP Morgan
             Chase & Company LOC (Lease Revenue LOC)@                                              1.12   12/01/2018       2,000,000
 37,000,000  California Statewide CDA Revenue TRAN Series A-1 FSA Insured (Property Tax
             Revenue LOC)                                                                          2.00   06/30/2004      37,100,995
 16,190,000  California Statewide CDA Solid Waste Facilities Revenue Chevron USA Project Chevron
             Corporation LOC (Industrial Development Revenue LOC)@                                 1.14   12/15/2024      16,190,000
  5,455,000  California Statewide Communities Development Authority Revenue Series A 02 FHA
             Insured (Healthcare Facilities Revenue LOC)@                                          1.05   04/20/2036       5,455,000
 16,420,000  Camarillo CA MFHR Hacienda De Camarillo Project Collateralized By FNMA
             (Multi-Family Housing Revenue LOC)@                                                   1.04   10/15/2026      16,420,000
  6,500,000  Camarillo CA MFHR Heritage Park Project Series A Collateralized By FNMA
             Remarketed 09 29 94 (Multi-Family Housing Revenue LOC)@                               1.05   07/15/2019       6,500,000
  3,335,000  Carson CA Redevelopment Agency Series 2076 MBIA Insured (Tax Incremental
             Revenue LOC)@                                                                         1.05   10/01/2019       3,335,000
  5,000,000  Castaic Union School District California CTFS Participation School Facility Bridge
             Funding Program FSA Insured (Educational Facilities Revenue LOC)@                     1.00   09/01/2036       5,000,000
  5,900,000  Central University School District CA CTFS Participation (Educational Facilities
             Revenue LOC)@                                                                         3.50   01/01/2035       6,000,890
 13,900,000  City of Newport Beach CA Health Care Revenue Hoag Memorial Hospital Series C
             (Healthcare Facilities Revenue LOC)@                                                  1.12   10/01/2026      13,900,000
  5,100,000  Colton CA Redevelopment Agency CTFS Participation Las Palomas Association Project
             City National Bank LOC (Industrial Development Revenue LOC)@                          1.00   11/01/2015       5,100,000
  5,975,000  Compton CA University School District Merlots Series B39 MBIA Insured (Property
             Tax Revenue LOC)@                                                                     1.05   09/01/2027       5,975,000
 12,520,000  Contra Costa County CA Home Mortgage Revenue CTFS Series A (Housing
             Revenue LOC)@                                                                         1.09   12/01/2010      12,520,000
  3,200,000  Contra Costa County CA MFHR Delta Square Apartments Project Series H Collateralized
             By FNMA (Multi-Family Housing Revenue LOC)@                                           1.01   10/15/2029       3,200,000
    745,000  Contra Costa County CA MFHR El Cerrito Royale Project Series A Bank of America
             LOC (Multi-Family Housing Revenue LOC)@                                               1.05   12/01/2017         745,000
  3,300,000  Contra Costa County CA MFHR Lafayette Town Center Apartments Series I
             Collateralized By FNMA (Multi-Family Housing Revenue LOC)@                            1.04   07/15/2032       3,300,000
  9,610,000  Contra Costa County CA Multi-Family Housing Revenue GNMA Del Norte Apartments
             A (Housing Revenue LOC)@                                                              1.07   10/01/2033       9,610,000
  1,550,000  Covina CA Redevelopment Agency MFHR Shadowhills Apartments Series A Collateralized
             By FNMA (Multi-Family Housing Revenue LOC)@                                           1.00   12/01/2015       1,550,000
  2,390,000  Eagle Tax-Exempt Trust CTF Series 950501 (California State) MBIA Insured (Other
             Revenue LOC)@                                                                         1.07   02/01/2006       2,390,000
  4,000,000  Eagle Tax-Exempt Trust CTF Series 970503 (California State Public Works Board Lease
             Revenue Series C) AMBAC Insured (Lease Revenue LOC)@                                  1.05   09/01/2017       4,000,000
  4,400,000  Escondido CA Community Development Common CTFS Participation LOC
             (Industrial Development Revenue LOC)@                                                 1.05   10/01/2016       4,400,000
 12,500,000  Fremont CA TRAN                                                                       2.00   10/29/2004      12,569,153
  6,835,000  Garden Grove CA Housing Authority MFHR Floats Pt 1385 Collateralized By GNMA
             (Multi-Family Housing Revenue LOC)@                                                   1.08   03/23/2006       6,835,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 Interest  Maturity
Principal    Security Name                                                                         Rate      Date          Value
California (continued)
$16,700,000  Golden Gate Bridge                                                                    0.93%  06/10/2004  $   16,700,000
  1,755,000  Goleta CA Water District Revenue Cop Roc Series Rr-Ii-R 2050 (Water Revenue LOC)@     1.05   12/01/2022       1,755,000
  3,700,000  Hayward CA MFHR Tennyson Gardens Apartments Project Series A US Bank NA LOC
             (Housing Revenue LOC)@                                                                1.15   08/01/2032       3,700,000
  1,000,000  Hemet CA MFHR Sunwest Retirement Series A Collateralized By FHLMC (Multi-Family
             Housing Revenue LOC)@                                                                 1.01   01/01/2025       1,000,000
 17,014,000  Irvine CA Impt Bd Act 1915 District 85-7-I (Special Tax Revenue LOC)@                 1.05   09/02/2011      17,014,000
  1,760,000  Irvine CA Industrial Revenue Irvine East Investment Company Project Bank of America
             NA LOC (Industrial Development Revenue LOC)@                                          1.00   12/01/2005       1,760,000
 25,000,000  Kern County CA Tran (Tax Revenue LOC)                                                 2.00   06/03/2004      25,045,245
  5,500,000  Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C
             Collateralized By FNMA (Housing Revenue LOC)@                                         1.01   12/01/2026       5,500,000
  4,200,000  Livermore CA MFHR Series 1989a Mortgage Remarketed Portola Meadows Project
             FHLMC Insured (Housing Revenue LOC)@                                                  1.05   05/01/2019       4,200,000
  4,450,000  Livermore CA Redevelopment Agency MFHR Series 2002a Livermore Apartments
             Project Bank of America NA LOC (Multi-Family Housing Revenue LOC)@                    1.15   11/01/2040       4,450,000
  2,800,000  Long Beach CA Harbor Revenue P-Floats-Pa 651 (Airport Revenue LOC)@                   1.08   05/15/2019       2,800,000
  2,135,000  Long Beach CA Harbor Revenue Series 418 FGIC Insured (Airport Revenue LOC)@           1.07   05/15/2020       2,135,000
  4,500,000  Long Beach CA Harbor Revenue Series A (Airport Revenue LOC)@                          4.00   05/15/2027       4,529,522
 19,000,000  Long Beach CA TRAN (Tax Revenue LOC)                                                  1.50   10/04/2004      19,050,627
 20,000,000  Los Angeles CA Community Redevelopment Agency MFHR Second & Central
             Apartments Project (Housing Revenue LOC)@                                             1.03   12/01/2038      20,000,000
  7,140,000  Los Angeles CA Community Redevelopment Agency MFHR Series A Rowan Lofts
             Project FNMA Insured (Housing Revenue LOC)@                                           1.04   12/01/2034       7,140,000
 12,000,000  Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series C-1
             AMBAC Insured (Lease Revenue LOC)@                                                    0.97   08/15/2021      12,000,000
  6,305,000  Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series D
             AMBAC Insured (Lease Revenue LOC)@                                                    0.97   08/15/2021       6,305,000
 10,600,000  Los Angeles CA Department Water & Power Electric Revenue Series 143 MBIA Insured
             (Electric Plant Revenue LOC)@                                                         1.17   02/15/2024      10,600,000
  6,995,000  Los Angeles CA Harbor Department Revenue Transportation Receipts Class F Series 7
             MBIA Insured (Harbor Department Revenue LOC)@                                         1.05   11/01/2026       6,995,000
  2,500,000  Los Angeles CA MFHR Fountain Park Project Series P (Multi-Family Housing
             Revenue LOC)@                                                                         1.01   04/15/2033       2,500,000
  3,700,000  Los Angeles CA MFHR La Brea Apartment Project Series G Citibank NA LOC
             (Multi-Family Housing Revenue LOC)@                                                   1.01   12/01/2030       3,700,000
    100,000  Los Angeles CA MFHR Loans To Lenders Program Series A FHLB LOC (Multi-Family
             Housing Revenue LOC)@                                                                 1.15   08/01/2026         100,000
  5,300,000  Los Angeles CA MFHR Masselin Manor Housing Project Bank of America NT & SA
             LOC (Multi-Family Housing Revenue LOC)@                                               1.05   07/01/2015       5,300,000
 18,280,000  Los Angeles CA Union School District Merlots Series A22 (Property Tax Revenue LOC)@   1.05   07/01/2022      18,280,000
  4,995,000  Los Angeles CA Union School District Merlots Series B12 (General Obligation - School
             Districts LOC)@                                                                       1.05   01/01/2027       4,995,000
 84,500,000  Los Angeles CA Union School District Tran Series A (Tax Revenue LOC)                  2.00   07/01/2004      84,722,154
 21,000,000  Los Angeles CA University School District Series A2 (Other Revenue LOC)               1.50   07/01/2004      21,026,507
  4,995,000  Los Angeles CA Wastewater System Sewer Revenue Rocs Rr Ii R 4034 (Sewer
             Revenue LOC)@                                                                         1.05   06/01/2022       4,995,000
 10,000,000  Los Angeles CA Wastewater System Sewer Revenue Series B FGIC Insured (Water &
             Wastewater Authority Revenue LOC)@                                                    1.15   12/01/2031      10,000,000
  5,995,000  Los Angeles CA Water & Power Revenue Series 182 FSA Insured (Water Revenue LOC)@      1.04   07/01/2022       5,995,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 Interest  Maturity
Principal    Security Name                                                                         Rate      Date          Value
California (continued)
$10,595,000  Los Angeles CA Water & Power Revenue Series 184 FSA Insured (Water Revenue LOC)@      1.04%  07/01/2022  $   10,595,000
 38,030,000  Los Angeles CA Water & Power Revenue Series 873 (Electric Revenue LOC)@               1.04   07/01/2011      38,030,000
 38,300,000  Los Angeles CA Water & Power Revenue Subseries B-1 Dexia Insured (Water Revenue
             LOC)@                                                                                 1.00   07/01/2035      38,300,000
 18,670,000  Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured
             (Transportation Revenue LOC)@                                                         1.05   07/01/2016      18,670,000
 20,200,000  Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured
             (Transportation Revenue LOC)@                                                         1.05   07/01/2021      20,200,000
 10,000,000  Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured
             (Transportation Revenue LOC)@                                                         1.05   07/01/2025      10,000,000
  3,100,000  Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue
             Series R 265 FSA LOC (Sales Tax Revenue LOC)@                                         1.00   07/01/2018       3,100,000
  3,000,000  Los Angeles County CA MFHR Authority Revenue P Float PT 639 (Housing
             Revenue LOC)@                                                                         1.11   10/01/2031       3,000,000
 12,800,000  Los Angeles County CA Schools TRAN Series A (Tax Allocation Revenue LOC)              1.75   06/30/2004      12,825,880
 10,200,000  Los Angeles County Housing Authority Multi-Family Revenue Bonds (Housing
             Revenue LOC)@                                                                         1.05   09/01/2030      10,200,000
  3,100,000  Los Angeles County Metropolitan Transportation Authority Tax Revenue Refunding
             Series A@                                                                             1.00   07/01/2020       3,100,000
  9,600,000  Msr Public Power Agency California San Juan Project Revenue Adj Sub Lien Series D
             (Electric Revenue LOC)@                                                               1.00   07/01/2018       9,600,000
 17,900,000  Metropolitan Water Distict Southern California Waterworks Revenue Series C1 Dexia
             LOC (Water Revenue LOC)@                                                              1.00   07/01/2030      17,900,000
  9,055,000  Metropolitan Water District Southern CA Waterworks Revenue MBIA Insured (Water
             Revenue LOC)@                                                                         1.06   07/01/2030       9,055,000
  4,945,000  Metropolitan Water District Southern CA Waterworks Revenue Merlots A21 (Water
             Revenue LOC)@                                                                         1.05   07/01/2021       4,945,000
 12,530,000  Metropolitan Water District Southern CA Waterworks Revenue Series A2 JP Morgan
             Chase Bank Insured (Water Revenue LOC)@                                               1.00   07/01/2023      12,530,000
 50,000,000  Metropolitan Water District Southern California Waterworks Revenue Series C3 (Water
             Revenue LOC)@                                                                         0.99   07/01/2030      50,000,000
  9,085,000  Milpitas CA Redevelopment Agency@                                                     1.05   09/01/2021       9,085,000
 11,100,000  Modesto CA Irrigation District Financing Authority Revenue Series SG 66 MBIA Insured
             (Electric Revenue LOC)@                                                               1.06   10/01/2015      11,100,000
  6,600,000  Modesto CA MFHR Live Oak Apartments Project Collateralized By FNMA (Housing
             Revenue LOC)@                                                                         1.05   09/15/2024       6,600,000
  5,620,000  Modesto CA PFA Lease Revenue Series 354 AMBAC Insured (Lease Revenue LOC)@            1.02   09/01/2029       5,620,000
  6,850,000  MSR Public Power Agency CA Utility Tax Revenue San Juan Project Series F MBIA
             Insured (Power Revenue LOC)@                                                          1.09   07/01/2022       6,850,000
  2,700,000  Municipal Securities Trust Series 2001 136 Cl A (Airport Revenue LOC)++@              1.11   12/06/2018       2,700,000
  2,400,000  Newport Beach CA Revenue HOAG Memorial Hospital Series A (Healthcare Facilities
             Revenue LOC)@                                                                         1.12   10/01/2026       2,400,000
 19,700,000  Newport Beach CA Revenue HOAG Memorial Hospital Series B (Healthcare Facilities
             Revenue LOC)@                                                                         1.12   10/01/2026      19,700,000
  2,965,000  Norwalk La Mirada CA Union School District Series A (Property Tax Revenue LOC)        2.00   08/01/2004       2,976,563
  3,500,000  Orange County CA Apartment Development Niguel Summit 2 Series (Housing
             Revenue LOC)@                                                                         1.00   11/01/2009       3,500,000
 11,800,000  Orange County CA Apartment Development Revenue Bluffs Apartment Project Series C
             FHLMC LOC (Housing Revenue LOC)@                                                      1.01   12/01/2029      11,800,000
  1,600,000  Orange County CA Apartment Development Revenue Issue G Series 2 FNMA LOC
             (Housing Revenue LOC)@                                                                1.01   11/15/2028       1,600,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 Interest  Maturity
Principal    Security Name                                                                         Rate      Date          Value
California (continued)
$ 4,000,000  Orange County CA Apartment Development Revenue Park Ridge Villas Project
             FNMA LOC (Housing Revenue LOC)@                                                       1.01%  11/15/2028  $    4,000,000
 15,400,000  Orange County CA Apartment Development Revenue Project Park Place Apartments
             Issue A FHLB Insured (Housing Revenue LOC)@                                           1.04   04/01/2024      15,400,000
  9,000,000  Orange County CA Apartment Development Revenue Series A FHLMC LOC (Housing
             Revenue LOC)@                                                                         1.01   12/01/2006       9,000,000
 26,205,000  Orange County CA Apartment Development Revenue Series B Aliso Creek Project
             FHLMC LOC (Housing Revenue LOC)@                                                      0.95   11/01/2022      26,205,000
  7,449,000  Orange County CA Apartment Development Revenue Series D Harbor Pointe Project
             FHLMC LOC (Housing Revenue LOC)@                                                      1.01   12/01/2022       7,449,000
 10,013,000  Orange County CA Improvement Assessment District Number 88 Series 1 Kbc Bank
             NV LOC (Special Tax Revenue LOC)@                                                     1.12   09/02/2018      10,013,000
 16,120,000  Orange County CA Sanitation Districts COP AMBAC Insured (Lease Revenue LOC)@          1.00   08/01/2013      16,120,000
  3,050,000  Orange County CA Special Financing Authority Teeter Plan Revenue Series 1995d
             AMBAC Insured (Property Tax Revenue LOC)@                                             1.05   11/01/2014       3,050,000
  7,475,000  Orange County CA Special Financing Authority Teeter Plan Revenue Series B AMBAC
             Insured (Property Tax Revenue LOC)@                                                   1.05   11/01/2014       7,475,000
  8,100,000  Orange County CA Special Financing Authority Teeter Plan Revenue Series E AMBAC
             Insured (Property Tax Revenue LOC)@                                                   1.05   11/01/2014       8,100,000
 24,900,000  Orange County CA Water District Series 2003A Lloyds LOC (Water Revenue LOC)@          1.01   08/01/2042      24,900,000
  5,000,000  Pacific CA HFA Lease Revenue Series A FHLMC Insured (Housing Revenue LOC)@            1.05   02/01/2007       5,000,000
 20,000,000  Port of Oakland CA                                                                    1.00   04/06/2004      20,000,000
  2,500,000  Port of Oakland CA                                                                    0.95   04/07/2004       2,500,000
 10,000,000  Port of Oakland CA                                                                    1.00   04/07/2004      10,000,000
 14,300,000  Port of Oakland CA                                                                    1.00   04/08/2004      14,300,000
 26,313,000  Port of Oakland CA                                                                    1.00   04/08/2004      26,313,000
  4,995,000  Port of Oakland CA Transportation Revenue FGIC Insured (Transportation
             Revenue LOC)@                                                                         1.08   05/01/2008       4,995,000
  7,285,000  Port of Oakland CA Transportation Revenue MBIA Insured (Transportation
             Revenue LOC)@                                                                         1.08   05/01/2010       7,285,000
 18,290,000  Port of Oakland CA Transportation Revenue Series 5 FGIC Insured (Transportation
             Revenue LOC)@                                                                         1.02   11/01/2012      18,290,000
  8,495,000  Port of Oakland CA Transportation Revenue Series K FGIC Insured (Airport
             Revenue LOC)@                                                                         1.05   11/01/2021       8,495,000
  4,305,000  Poway CA Redevelopment Agency Tax Allocation Revenue Series R 2046 MBIA Insured
             (Tax Allocation Revenue LOC)@                                                         1.05   06/15/2020       4,305,000
  2,690,000  Rancho Mirage CA JT Powers Financing Authority Certificates of Participation
             Eisenhower Medical Center Project (Power Revenue LOC)@                                0.95   07/01/2022       2,690,000
  1,685,000  Redondo Beach CA Public Financing Authority Tax Allocation Revenue Aviation High
             Redevelopment Project Allied Irish Bank plc LOC (Property Tax Revenue LOC)@           1.02   07/01/2030       1,685,000
  8,100,000  Riverside County CA Community Facilities District Series 88-4 KBC Bank LOC (Special
             Tax Revenue LOC)@                                                                     1.08   09/01/2014       8,100,000
  4,900,000  Riverside County CA IDA Bank of America NA LOC (Industrial Development
             Revenue LOC)@                                                                         1.05   06/01/2026       4,900,000
 22,400,000  Riverside - San Bernadino CA Housing & Finance Agency Lease Revenue Series A Societe
             Generale LOC (Housing Revenue LOC)@                                                   1.05   07/01/2006      22,400,000
  3,000,000  Roaring Fork Municipal Products Limited Liability Corporation Series 2000-12 Class A
             (Municipal LOC)@                                                                      1.08   03/01/2034       3,000,000
 25,000,000  Sacramento CA City Union School District Tax & Revenue Antic Notes 2003-04 (General
             Obligation - School Districts LOC)                                                    2.00   11/12/2004      25,144,401

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 Interest  Maturity
Principal    Security Name                                                                         Rate      Date          Value
California (continued)
$18,000,000  Sacramento CA Union School District CTFS Partners FSA Insured (General Obligation -
             School Districts LOC)@                                                                1.00%  07/01/2031  $   18,000,000
  7,000,000  Sacramento County CA HFA MFHR Arlington Creek Apartment Series 1 Collateralized By
             FNMA (Housing Revenue LOC)@                                                           1.04   05/15/2034       7,000,000
  6,300,000  Sacramento County CA HFA MFHR Hidden Oaks Apartments Project Series C
             Collateralized By FNMA (Housing Revenue LOC)@                                         1.04   05/15/2029       6,300,000
  6,000,000  Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A
             (Housing Revenue LOC)@                                                                1.04   02/15/2033       6,000,000
  2,000,000  Sacramento County CA MFHR Suncreek Apartments Project Series A (Housing
             Revenue LOC)@                                                                         1.01   04/01/2026       2,000,000
  7,600,000  Sacramento County CA Sanitation District Financing Authority Revenue Subordinate
             Lien Sacramento Regulation C Credit Agricole Indosuez LOC (Sewer Revenue LOC)@        1.03   12/01/2030       7,600,000
  6,115,000  San Bernadino County CA MFHR Green Valley Apartments Project Series A Collateralized
             By FNMA (Housing Revenue LOC)@                                                        1.01   05/15/2029       6,115,000
  5,400,000  San Bernadino County CA MFHR Sycamore Terrace Project Series A Collateralized By
             FNMA (Housing Revenue LOC)@                                                           1.01   05/15/2029       5,400,000
  3,395,000  San Diego CA Area HFA Lease Revenue Series B Collateralized By FNMA (Housing
             Revenue LOC)@                                                                         1.05   06/01/2006       3,395,000
 14,825,000  San Diego CA HFA MFHR Stratton Apartments Project Series A Collateralized By FNMA
             (Housing Revenue LOC)@                                                                1.04   01/15/2033      14,825,000
 22,530,000  San Diego CA MFHR Collateralized By FHLMC (Housing Revenue LOC)@                      1.06   09/01/2004      22,530,000
 32,595,000  San Diego CA MFHR Collateralized By FHLMC (Housing Revenue LOC)@                      1.06   03/01/2032      32,595,000
 10,200,000  San Diego CA MFHR Collateralized By FNMA (Housing Revenue LOC)@                       1.00   08/01/2014      10,200,000
 19,130,000  San Diego CA Public Facilities Financing Authority Sewer Revenue Series SG 130
             (Water & Sewer Revenue LOC)@                                                          1.04   05/15/2029      19,130,000
  5,430,000  San Diego CA Public Facilities Financing Authority Water Revenue Class A (Water
             Revenue LOC)@                                                                         1.05   08/01/2012       5,430,000
  6,621,000  San Diego CA Union School District Floaters Series 759 FSA Insured (Property Tax
             Revenue LOC)@                                                                         1.02   07/01/2026       6,621,000
 11,580,000  San Diego CA Union School District Series PA-804 (Educational Facilities Revenue
             LOC)@                                                                                 1.04   07/01/2022      11,580,000
  5,826,000  San Diego California Union School District Series 758 (Educational Facilities
             Revenue LOC)@                                                                         1.02   07/01/2027       5,826,000
  1,500,000  San Francisco CA City & County Airport Community International Airport Revenue
             Series 8B FGIC Insured (Airport Revenue LOC)@                                         6.10   05/01/2020       1,521,202
  4,975,000  San Francisco CA City & County CTFS Series C-6 (Property Tax Revenue LOC)@            1.04   06/15/2007       4,975,000
 10,695,000  San Francisco City & County Public Utilities Commission For Clean Water Merlots
             Series B20 MBIA Insured (Water & Sewer Revenue LOC)@                                  1.05   10/01/2022      10,695,000
  1,500,000  San Jose CA MFHR Almaden Lake Village Apartments Project Series A Collateralized By
             FNMA (Multi-Family Housing Revenue LOC)@                                              1.05   03/01/2032       1,500,000
 19,000,000  San Jose CA MFHR Evans Lane Apartments Project Series H Bank of America NA LOC
             (Multi-Family Housing Revenue LOC)@                                                   1.08   04/15/2036      19,000,000
  2,000,000  San Jose CA Redevelopment Agency Tax Allocation Putters Series 158z Morgan Guaranty
             LOC (Special Tax Revenue LOC)@                                                        1.03   08/01/2014       2,000,000
  6,857,500  San Jose CA Union School District Santa Clara County Floaters Series 761 FSA Insured
             (Property Tax Revenue LOC)@                                                           1.02   08/01/2027       6,857,500
  8,690,000  San Jose-Santa Clara CA Water Financing Authority Sewer Revenue Floats-SG-49
             (Water & Sewer Revenue LOC)@                                                          1.04   11/15/2020       8,690,000
  2,200,000  San Leandro CA MFHR Haas Avenue Apartments Series B Security Pacific National LOC
             (Multi-Family Housing Revenue LOC)@                                                   1.00   10/01/2007       2,200,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 Interest  Maturity
Principal    Security Name                                                                         Rate      Date          Value
California (continued)
$ 6,720,000  San Marcos CA PFA Tax Allocation Revenue Seires 1178 FGIC Insured (Tax Incremental
             Revenue LOC)@                                                                         1.04%  08/01/2011  $    6,720,000
  6,720,000  San Marcos CA PFA Tax Allocation Revenue Series 1161 FGIC Insured (Tax Incremental
             Revenue LOC)@                                                                         1.04   02/01/2011       6,720,000
  5,800,000  Santa Ana CA Health Facility Revenue Multi-Modal Town & Country Project BNP
             Paribas LOC (Healthcare Facilities Revenue Loc)@                                      1.12   10/01/2020       5,800,000
  9,000,000  Santa Barbara County CA TRAN Series A (Tax Revenue LOC)                               2.00   07/23/2004       9,033,079
  5,835,000  Santa Clara CA Electric Revenue Series A AMBAC Insured (Electric Revenue LOC)@        1.00   07/01/2010       5,835,000
  2,245,000  Santa Clara CA Electric Revenue Series B AMBAC Insured (Electric Revenue LOC)@        1.00   07/01/2010       2,245,000
  5,900,000  Santa Clara County CA MFHR Benton Park Center Apartments Project Series A
             Collateralized By FNMA (Multi-Family Housing Revenue LOC)@                            1.01   12/15/2025       5,900,000
  3,400,000  Santa Clara County CA MFHR Foxchase Apartments Project Series E FGIC Insured
             Remarketed 03/17/94 (Multi-Family Housing Revenue LOC)@                               1.05   11/15/2017       3,400,000
  6,150,000  Simi Valley CA MFHR Series A (Multi-Family Housing Revenue LOC)@                      1.01   07/01/2023       6,150,000
 30,595,000  South Orange County CA PFA Special Tax Revenue Series 146 (Tax Revenue LOC)@          1.17   08/15/2015      30,595,000
 15,135,000  Southern CA Public Power Authority Power Revenue Series B (Electric Revenue LOC)@     1.01   07/01/2009      15,135,000
  5,315,000  Southern California Public Power Authority Power Project Revenue Series PA 1172
             (Electric Plant Revenue LOC)@                                                         1.04   07/01/2011       5,315,000
  5,000,000  Southern California Public Power Authority Transmission Project Revenue Southern
             Transmission Series A (Other Revenue LOC)@                                            1.00   07/01/2021       5,000,000
  7,100,000  Stanford University                                                                   0.90   05/10/2004       7,100,000
 14,600,000  Stanford University                                                                   0.90   05/24/2004      14,600,000
  2,500,000  Stockton CA Health Facilities Revenue Series A (Healthcare Facilities Revenue LOC)@   1.10   12/01/2032       2,500,000
    800,000  Tulare CA Local Health Care District Health Facility Revenue (Healthcare Facilities
             Revenue LOC)@                                                                         1.10   12/01/2032         800,000
  4,750,000  Turlock CA Irrigation District COP Capital Improvement Project Societe Generale LOC
             (Lease Revenue LOC)@                                                                  1.12   01/01/2031       4,750,000
  6,100,000  University CA Education Facilities Revenue Series 480 MBIA Insured (Educational
             Facilities Revenue LOC)@                                                              1.05   09/01/2022       6,100,000
 15,000,000  University of California                                                              0.90   05/06/2004      15,000,000
  8,900,000  University of California                                                              0.90   05/07/2004       8,900,000
  5,800,000  University of California                                                              0.92   05/19/2004       5,800,000
 12,300,000  University of California                                                              0.93   06/04/2004      12,300,000
  9,000,000  University of California                                                              0.92   06/07/2004       9,000,000
  5,700,000  University of California                                                              0.95   06/08/2004       5,700,000
 13,800,000  University of California                                                              0.93   06/09/2004      13,800,000
 12,600,000  University of California                                                              0.93   06/09/2004      12,600,000
  6,300,000  University of California                                                              0.95   06/09/2004       6,300,000
 18,550,000  University of California                                                              0.98   06/10/2004      18,550,000
  4,900,000  University of California Revenue Series B                                             2.00   05/15/2004       4,906,220
  4,700,000  Vallejo CA MFHR Hillside Terrace Apartments Series A Collaterized By FNMA
             (Housing Revenue LOC)@                                                                1.05   03/15/2027       4,700,000
  5,500,000  Ventura County CA Public Financing                                                    0.90   05/13/2004       5,500,000
  2,400,000  Ventura County CA Public Financing                                                    0.92   08/11/2004       2,400,000
 18,000,000  Vernon CA Electric Systems Malburg Project Series B (Electric Revenue LOC)@           1.00   04/01/2033      18,000,000

                                                                                                                       2,538,342,264
                                                                                                                      --------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                 Interest  Maturity
Principal    Security Name                                                                         Rate      Date          Value
Guam - 0.04%
$ 1,000,000  Guam Government Limited Obligation Revenue Series A (Sales Tax Revenue LOC)           5.25%  11/01/2004  $    1,024,139
                                                                                                                      --------------

Other - 1.83%
 17,995,000  ABN AMRO Munitops CTFS Tr 1998-20 Munitops Certificates AMBAC Insured (Other
             Revenue LOC)@                                                                         1.08   07/05/2006      17,995,000
 13,176,000  ABN AMRO Munitops CTFS Tr 1998-25 Munitops Certificates FGIC Insured (Other
             Revenue LOC)@                                                                         1.08   07/05/2006      13,176,000
 17,000,000  ABN AMRO Munitops CTFS Tr 2000-5 Munitops Certificates FGIC Insured (Other
             Revenue LOC)++@                                                                       1.12   05/07/2008      17,000,000

                                                                                                                          48,171,000
                                                                                                                      --------------

Puerto Rico - 1.57%
  7,200,000  Eagle Tax-Exempt Trust CTF 20015101 Class A (Puerto Rico Commonwealth
             Infrastructure Financing Authority Series A) (Other Revenue LOC)@                     1.05   10/01/2034       7,200,000
 10,000,000  Eagle Tax-Exempt Trust CTF 20025102 Class A (Puerto Rico Commonwealth Highway
             & Transportation Revenue Series D) FSA Insured (Toll Road Revenue LOC)@               1.05   07/01/2027      10,000,000
  5,000,000  Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series 2
             MBIA Insured (Transportation Revenue LOC)@                                            1.05   07/01/2038       5,000,000
  4,995,000  Puerto Rico Commonwealth Infrastructure Financing Authority Series 86 (Sales Tax
             Revenue LOC)@                                                                         1.02   07/01/2015       4,995,000
  8,000,000  Puerto Rico Commonwealth Merlots Series A44@                                          1.05   07/01/2029       8,000,000
  6,135,000  Puerto Rico Commonwealth Public Buildings Authority Revenue Series 416 FSA LOC
             (Lease Revenue LOC)@                                                                  1.02   07/01/2021       6,135,000

                                                                                                                          41,330,000
                                                                                                                      --------------

Total Municipal Bonds & Notes (Cost $2,628,867,403)                                                                    2,628,867,403
                                                                                                                      --------------

Total Investments in Securities
(Cost $2,628,867,403)*                                 99.95%                                                         $2,628,867,403
Other Assets and Liabilities, Net                       0.05                                                               1,305,988
                                                      ------                                                          --------------

Total Net Assets                                      100.00%                                                         $2,630,173,391
                                                      ======                                                          ==============

+/-   Variable rate securities.

@ These variable rate securities are subject to a demand feature which reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                               Interest  Maturity
Principal      Security Name                                                                     Rate      Date          Value
Agency Notes - Interest Bearing - 1.85%
$ 97,457,000   FHLMC                                                                             4.50%  08/15/2004  $    98,673,851
  70,000,000   FHLMC+/-                                                                          1.03   02/04/2005       69,970,505
 100,000,000   FNMA                                                                              6.50   08/15/2004      101,962,933

Total Agency Notes - Interest Bearing (Cost $270,607,289)                                                               270,607,289
                                                                                                                    ---------------

Certificates of Deposit - 13.28%
  80,000,000   Abbey National North America LLC                                                  1.39   11/03/2004       79,995,267
  80,000,000   ABN AMRO Band NV Chicago                                                          1.41   11/23/2004       79,979,167
 350,000,000   BNP Paribas New York                                                              1.04   07/12/2004      350,000,000
  90,000,000   CDC Ixis                                                                          1.40   11/04/2004       90,000,000
 350,000,000   Credit Argicole Indosuez New York                                                 1.15   04/21/2004      350,000,000
 150,000,000   HBOS Treasury Services plc++                                                      1.06   07/30/2004      150,000,000
 100,000,000   HBOS Treasury Services plc++                                                      1.10   07/30/2004      100,000,000
 150,000,000   M&I Marshall & Ilsley Bank                                                        1.03   06/29/2004      149,998,151
 150,000,000   Natexis Banque Populaires                                                         1.03   04/12/2004      150,000,000
  70,000,000   Swedbank New York                                                                 1.41   11/03/2004       69,996,895
  25,000,000   Swedbank New York                                                                 1.41   11/03/2004       24,998,521
 193,000,000   Unicredito Italiano SpA                                                           1.13   04/19/2004      193,000,480
 150,000,000   Unicredito Italiano SpA                                                           1.10   07/15/2004      150,000,000

Total Certificates of Deposit (Cost $1,937,968,481)                                                                   1,937,968,481
                                                                                                                    ---------------

Commercial Paper - 49.96%
 133,000,000   Abbey National North America LLC^                                                 1.16   05/14/2004      132,816,515
 165,000,000   ANZ Incorporated^                                                                 1.05   04/12/2004      164,947,062
  50,000,000   Apreco LLC^                                                                       1.04   04/30/2004       49,958,111
 100,000,000   Atlantis One Funding Corporation++^                                               1.11   08/11/2004       99,593,000
  29,000,000   Banco Bilbao Vizcaya Argentaria Puerto Rico++^                                    1.18   05/03/2004       28,969,582
 129,000,000   Beta Finance Incorporated++^                                                      1.04   06/15/2004      128,720,500
  43,000,000   Beta Finance Incorporated++^                                                      1.07   08/16/2004       42,824,906
 125,000,000   Bills Securitisation Limited^                                                     1.13   04/06/2004      124,980,382
 105,000,000   Blue Spice LLC++^                                                                 1.03   04/16/2004      104,954,938
  50,000,000   Bradford & Bingley plc++^                                                         1.06   06/09/2004       49,898,417
 160,000,000   Bradford & Bingley plc++^                                                         1.13   01/07/2005      160,000,000
  50,000,000   CBA Finance (Delaware) Incorporated^                                              1.08   07/15/2004       49,843,229
  50,000,000   CBA Finance (Deleware) Incorporated^                                              1.08   07/14/2004       49,844,722
  45,500,000   CC (USA) Incorporated++^                                                          1.04   04/23/2004       45,471,082
  58,000,000   CC (USA) Incorporated++^                                                          1.04   06/15/2004       57,874,333
 100,270,000   Concord Minuteman Capital Company LLC++^                                          1.06   05/18/2004      100,131,237
  60,000,000   Concord Minutemen Capital Company LLC++^                                          1.10   04/04/2005       60,000,000
  50,000,000   Concord Minutemen Capital Company LLC++^                                          1.10   04/06/2005       50,000,000
  50,000,000   Concord Minutemen Capital Company LLC++^                                          1.10   04/07/2005       50,000,000
  40,000,000   Concord Minutemen Capital Company LLC++^                                          1.34   04/14/2005       40,000,000
 176,826,000   Crown Point Capital Company LLC++^                                                1.06   04/16/2004      176,747,902
  44,172,000   Crown Point Capital Company LLC++^                                                1.06   05/03/2004       44,130,380
  50,262,000   Crown Point Capital Company LLC++^                                                1.07   05/05/2004       50,211,207
  55,456,000   Crown Point Capital Company LLC++^                                                1.08   10/08/2004       55,139,901
 250,000,000   Danske Corporation^                                                               1.10   09/07/2004      248,785,417

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                               Interest  Maturity
Principal      Security Name                                                                     Rate      Date          Value
Commercial Paper (continued)
$199,600,000   Danske Corporation^                                                               1.11%  09/21/2004  $   198,535,300
 300,000,000   DNB Nor Bank Asa^                                                                 1.05   05/06/2004      299,693,750
 115,000,000   DNB Nor Bank Asa^                                                                 1.05   07/02/2004      114,691,417
  75,176,000   Fairway Finance Corporation++^                                                    1.07   09/15/2004       74,804,599
 115,000,000   Falcon Asset Securitization Corporation++^                                        1.03   04/16/2004      114,950,646
 115,000,000   Galaxy Funding Incorporated++^                                                    1.11   04/07/2004      114,978,725
  76,000,000   Galaxy Funding Incorporated++^                                                    1.04   04/22/2004       75,953,893
 100,000,000   Galaxy Funding Incorporated++^                                                    1.04   05/06/2004       99,898,889
  75,000,000   Govco Incorporated++^                                                             1.05   04/21/2004       74,956,250
 100,000,000   Irish Life & Permanent plc++^                                                     1.06   05/05/2004       99,900,361
 100,000,000   Irish Life & Permanent plc++^                                                     1.06   05/07/2004       99,894,500
 100,000,000   Irish Life & Permanent plc++^                                                     1.07   05/12/2004       99,878,139
  80,000,000   Irish Life & Permanent plc++^                                                     1.10   07/21/2004       79,728,667
  55,000,000   K2 (USA) LLC++^                                                                   1.18   05/10/2004       54,929,692
  61,400,000   K2 (USA) LLC++^                                                                   1.10   08/31/2004       61,114,831
 150,952,000   Legacy Capital LLC++^                                                             1.18   05/14/2004      150,739,242
  80,775,000   Legacy Capital LLC++^                                                             1.07   06/07/2004       80,614,146
 101,125,000   Legacy Capital LLC++^                                                             1.11   07/13/2004      100,803,844
  40,000,000   Legacy Capital LLC++^                                                             1.14   07/13/2004       39,870,106
 100,000,000   Lexington Parker Capital Corporation++^                                           1.06   04/08/2004       99,979,389
  55,405,000   Lexington Parker Capital Corporation++^                                           1.06   07/20/2004       55,225,549
  50,000,000   Liquid Funding Limited++^                                                         1.08   06/14/2004       50,000,000
  50,000,000   Liquid Funding Limited++^                                                         1.08   10/08/2004       50,000,000
  73,197,000   Mane Funding Corporation++^                                                       1.05   05/10/2004       73,113,738
  70,000,000   Mane Funding Corporation++^                                                       1.04   06/21/2004       69,836,200
 100,000,000   Natexis Banques Populaires US Finance Company LLC^                                1.04   06/24/2004       99,757,333
  94,305,000   National Bank of New Zealand International Limited++^                             1.05   06/21/2004       94,082,204
 100,000,000   National Bank of New Zealand International Limited++^                             1.04   06/30/2004       99,740,000
 184,996,000   Neptune Funding Corporation++^                                                    1.07   06/28/2004      184,512,133
  53,749,000   Neptune Funding Corporation++^                                                    1.10   08/03/2004       53,545,351
 175,000,000   Nestle Capital Corporation++^                                                     1.05   08/31/2004      174,224,167
 100,000,000   Northern Rock plc++^                                                              1.04   06/25/2004       99,754,444
  73,666,000   Perry Funding Corporation Series CAB++^                                           1.05   04/05/2004       73,657,406
  50,000,000   Perry Funding Corporation Series CAB++^                                           1.04   05/07/2004       49,948,000
  72,840,000   Perry Funding Corporation Series NJED++^                                          1.05   04/08/2004       72,825,129
 108,531,000   Perry II Funding Corporation++^                                                   1.11   08/25/2004      108,042,430
 120,221,000   Regency Markets Number 1 LLC++^                                                   1.06   04/20/2004      120,153,743
  59,136,000   Regency Markets Number 1 LLC++^                                                   1.04   06/07/2004       59,021,539
 100,000,000   Republic of Italy^                                                                1.12   07/06/2004       99,701,333
  75,000,000   Republic of Italy^                                                                1.04   07/12/2004       74,779,000
 140,000,000   Republic of Italy^                                                                1.09   07/27/2004      139,504,050
  39,147,000   Scaldis Capital LLC++^                                                            1.18   05/14/2004       39,091,824
  50,000,000   Scaldis Capital LLC++^                                                            1.04   04/30/2004       49,958,313
 100,292,000   Solitaire Funding LLC++^                                                          1.04   06/29/2004      100,034,138
  67,856,000   Solitaire Funding LLC++^                                                          1.04   06/24/2004       67,691,336
 175,000,000   Spintab AB^                                                                       1.04   07/13/2004      174,479,278
 184,700,000   Stadshypotek Delaware++^                                                          1.11   04/13/2004      184,631,661

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                               Interest  Maturity
Principal      Security Name                                                                     Rate      Date          Value
Commercial Paper (continued)
$ 30,150,000   Tango Finance Corporation++^                                                      1.07%  06/04/2004  $    30,092,648
 200,000,000   Ticonderoga Funding LLC++^                                                        1.05   04/08/2004      199,959,167
 242,227,000   Tulip Funding Corporation++^                                                      1.04   04/23/2004      242,073,051

Total Commercial Paper (Cost $7,291,194,374)                                                                          7,291,194,374
                                                                                                                    ---------------

Corporate Bonds & Notes - 2.26%
  90,000,000   Associates Corporation of North America+/-                                        1.21   06/25/2004       90,000,000
  10,137,000   Diageo Capital plc                                                                6.63   06/24/2004       10,262,783
  50,000,000   KFW International Finance Incorporated                                            3.75   10/01/2004       50,596,306
 115,866,666   Strategic Money Market Trust Series 2003-H++ +/-                                  1.11   09/23/2004      115,866,666
  63,000,000   Strategic Money Market Trust Series 2003-M++ +/-                                  1.11   12/15/2004       63,000,000

Total Corporate Bonds & Notes (Cost $329,725,755)                                                                       329,725,755
                                                                                                                    ---------------

Agency Notes - Discount - 0.85%
  23,835,000   FHLB^                                                                             1.12   05/12/2004       23,804,597
 100,000,000   FNMA^                                                                             1.16   07/01/2004       99,706,778

Total Agency Notes - Discount (Cost $123,511,375)                                                                       123,511,375
                                                                                                                    ---------------

Extendable Bonds - 5.24%
 205,000,000   General Electric Capital Corporation+/-                                           1.18   04/08/2005      205,150,644
 300,000,000   ING Security Life Institutional Funding++ +/-                                     1.12   04/08/2005      300,000,000
 100,000,000   Northern Rock plc+++/-                                                            1.13   04/08/2005      100,000,000
 160,000,000   Restructured Asset Securities Enhanced Returns Series 2002-7-MM++ +/-             1.36   03/02/2005      160,000,000

Total Extendable Bonds (Cost $765,150,644)                                                                              765,150,644
                                                                                                                    ---------------

Funding Agreement - 0.69%
  50,000,000   General Electric Capital Assurance Company                                        1.10   07/01/2004       50,000,000
  50,000,000   General Electric Capital Assurance Company                                        1.16   07/01/2004       50,000,000

Total Funding Agreement (Cost $100,000,000)                                                                             100,000,000
                                                                                                                    ---------------

Medium Term Notes - 11.69%
  75,000,000   Bank of Ireland+/-                                                                1.21   04/19/2004       75,001,679
 165,000,000   Bear Stearns Companies Incorporated+/-                                            1.09   04/05/2004      164,999,821
  50,000,000   Belford US Capital Company++ +/-                                                  1.09   04/15/2004       50,000,000
  75,000,000   Belford US Capital Company++ +/-                                                  1.08   05/17/2004       75,000,000
 125,000,000   Belford US Capital Company++ +/-                                                  1.10   03/09/2005      125,000,000
 105,000,000   CC (USA) Incorporated++                                                           1.50   11/17/2004      105,000,000
  50,000,000   John Hancock Global Funding II++ +/-                                              1.10   12/04/2004       50,000,000
  56,000,000   Lehman Brothers Holdings Incorporated+/-                                          1.55   07/06/2004       56,060,603
 115,000,000   Liberty Lighthouse US Capital Company++ +/-                                       1.08   04/19/2004      115,000,000
  48,000,000   Liberty Lighthouse US Capital Company++ +/-                                       1.07   07/19/2004       47,998,574
 110,000,000   Liberty Lighthouse US Capital Company++                                           1.40   08/16/2004      109,997,947
  50,000,000   Liberty Lighthouse US Capital Company++                                           1.50   11/12/2004       50,000,000
 200,000,000   M&I Marshall & Ilsley Bank                                                        5.25   12/15/2004      205,244,326
 100,000,000   Nationwide Building Society++ +/-                                                 1.09   07/23/2004      100,000,000
 100,000,000   Royal Bank of Canada+/-                                                           1.07   04/08/2005      100,000,000
  52,000,000   Tango Finance Corporation++ +/-                                                   1.06   09/27/2004       51,997,429
  60,000,000   White Pine Finance LLC++ +/-                                                      1.05   06/15/2004       59,997,290
  44,000,000   White Pine Finance LLC++ +/-                                                      1.05   06/21/2004       43,995,571

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                               Interest  Maturity
Principal      Security Name                                                                     Rate      Date          Value
Medium Term Notes (continued)
$120,000,000   White Pine Finance LLC++ +/-                                                      1.05%  12/15/2004  $   119,982,944

Total Medium Term Notes (Cost $1,705,276,184)                                                                         1,705,276,184
                                                                                                                    ---------------

Municipal Bonds & Notes - 0.05%

Variable Rate Demand Note - 0.05%
   1,120,000   Kalamazoo Funding Company LLC@                                                    1.08   12/15/2026        1,120,000
     705,000   Kalamazoo Funding Company LLC@                                                    1.08   12/15/2026          705,000
   1,205,000   Kalamazoo Funding Company LLC@                                                    1.08   12/15/2026        1,205,000
   1,340,000   Kalamazoo Funding Company LLC@                                                    1.08   12/15/2026        1,340,000
     530,000   Kalamazoo Funding Company LLC@                                                    1.08   12/15/2026          530,000
   1,590,000   Kalamazoo Funding Company LLC@                                                    1.08   12/15/2026        1,590,000
     620,000   Kalamazoo Funding Company LLC@                                                    1.21   12/15/2026          620,000

Total Variable Rate Demand Note (Cost $7,110,000)                                                                         7,110,000
                                                                                                                    ---------------

Total Municipal Bonds & Notes (Cost $7,110,000)                                                                           7,110,000
                                                                                                                    ---------------

Promissory Note - 1.23%
 180,000,000   Goldman Sachs Group Incorporated++                                                1.17   01/26/2005      180,000,000

Total Promissory Note (Cost $180,000,000)                                                                               180,000,000
                                                                                                                    ---------------

Time Deposits - 2.74%
 400,000,000   Barclays Bank plc London                                                          1.10   04/01/2004      400,000,000

Total Time Deposits (Cost $400,000,000)                                                                                 400,000,000
                                                                                                                    ---------------

Repurchase Agreements - 11.13%
 466,029,000   Bank of America NA - 102% Collateralized by US Government Securities              1.10   04/01/2004      466,029,000
  80,000,000   Bear Stearns & Company Incorporated - 102% Collateralized by US Government
               Securities                                                                        1.05   04/01/2004       80,000,000
  45,000,000   Goldman Sachs Group Incorporated - 102% Collateralized by US Government
               Securities                                                                        1.09   04/01/2004       45,000,000
 373,000,000   Goldman Sachs Group Incorporated - 102% Collateralized by US Government
               Securities                                                                        1.11   04/01/2004      373,000,000
 304,000,000   JP Morgan Securities Incorporated - 102% Collateralized by US Government
               Securities                                                                        1.11   04/01/2004      304,000,000
 115,365,000   Lehman Brothers Incorporated - 102% Collateralized by US Government
               Securities                                                                        1.06   04/01/2004      115,365,000
  80,000,000   Merrill Lynch & Company Incorporated - 102% Collateralized by US Government
               Securities                                                                        1.09   04/01/2004       80,000,000
 160,000,000   UBS Securities LLC - 102% Collateralized by US Government Securities              1.10   04/01/2004      160,000,000

Total Repurchase Agreements (Cost $1,623,394,000)                                                                     1,623,394,000
                                                                                                                    ---------------

Total Investments in Securities
(Cost $14,733,938,102)*                              100.97%                                                        $14,733,938,102
Other Assets and Liabilities, Net                     (0.97)                                                           (140,937,995)
                                                     ------                                                         ---------------

Total Net Assets                                     100.00%                                                        $14,593,000,107
                                                     ======                                                         ===============

^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate securities.

@ These variable rate securities are subject to a demand feature which reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        Interest     Maturity
Principal           Security Name                                                         Rate         Date            Value
Agency Notes - Interest Bearing - 39.54%

Federal Farm Credit Bank - 5.91%
$  100,000,000      FFCB+/-                                                               0.98%     04/07/2004    $   99,999,247
   100,000,000      FFCB+/-                                                               1.00      06/02/2004        99,999,147
   100,000,000      FFCB+/-                                                               0.99      07/16/2004       100,000,000
   100,000,000      FFCB+/-                                                               0.98      11/15/2004        99,987,493

                                                                                                                     399,985,887
                                                                                                                  --------------

Federal Home Loan Bank - 15.68%
     7,030,000      FHLB                                                                  1.13      04/07/2004         7,029,826
    28,150,000      FHLB                                                                  1.25      04/15/2004        28,150,348
    36,350,000      FHLB                                                                  3.75      04/15/2004        36,384,992
    76,375,000      FHLB                                                                  4.88      04/16/2004        76,490,434
    21,000,000      FHLB                                                                  3.38      05/14/2004        21,054,398
    38,330,000      FHLB                                                                  4.88      05/14/2004        38,497,855
   100,000,000      FHLB+/-                                                               0.96      05/27/2004        99,993,837
   149,000,000      FHLB                                                                  3.38      06/15/2004       149,655,110
   111,575,000      FHLB                                                                  4.75      06/28/2004       112,539,032
   125,000,000      FHLB+/-                                                               0.98      07/14/2004       124,992,864
   115,000,000      FHLB+/-                                                               1.00      08/11/2004       114,991,200
    10,000,000      FHLB                                                                  6.25      08/13/2004        10,187,600
    25,000,000      FHLB                                                                  3.63      10/15/2004        25,336,861
    10,250,000      FHLB                                                                  2.00      11/15/2004        10,288,478
     8,300,000      FHLB                                                                  4.13      11/15/2004         8,439,684
    47,000,000      FHLB                                                                  1.30      01/28/2005        46,991,424
    25,000,000      FHLB                                                                  1.32      02/18/2005        25,013,444
   125,000,000      FHLB+/-                                                               0.99      10/05/2005       124,901,025

                                                                                                                   1,060,938,412
                                                                                                                  --------------

Federal Home Loan Mortgage Corporation - 5.25%
    62,995,000      FHLMC                                                                 3.75      04/15/2004        63,057,850
    43,607,000      FHLMC                                                                 3.00      07/15/2004        43,833,647
    97,962,000      FHLMC                                                                 6.25      07/15/2004        99,381,585
    47,000,000      FHLMC                                                                 1.40      11/03/2004        47,000,000
    50,000,000      FHLMC                                                                 3.25      11/15/2004        50,648,541
    50,000,000      FHLMC                                                                 3.88      02/15/2005        51,142,430

                                                                                                                     355,064,053
                                                                                                                  --------------

Federal National Mortgage Association - 12.17%
    33,975,000      FNMA                                                                  3.63      04/15/2004        34,007,639
    10,000,000      FNMA                                                                  5.63      05/14/2004        10,052,475
    18,967,000      FNMA                                                                  3.00      06/15/2004        19,035,853
   100,000,000      FNMA+/-                                                               1.00      01/03/2005        99,980,978
    75,000,000      FNMA+/-                                                               1.03      01/03/2005        74,985,741
   100,000,000      FNMA+/-                                                               1.03      01/07/2005        99,969,434
   150,000,000      FNMA+/-                                                               1.01      01/28/2005       149,968,866
    75,000,000      FNMA+/-                                                               1.02      01/28/2005        74,981,345
   110,000,000      FNMA+/-                                                               1.06      06/03/2005       109,999,921

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        Interest     Maturity
Principal           Security Name                                                         Rate         Date            Value
Federal National Mortgage Association (continued)
$  100,000,000      FNMA+/-                                                               1.03%     06/09/2005    $   99,983,957
    50,000,000      FNMA+/-                                                               0.98      10/03/2005        49,950,845

                                                                                                                     822,917,054
                                                                                                                  --------------

Student Loan Marketing Association - 0.53%
    35,750,000      SLMA                                                                  5.00      06/30/2004        36,081,577
                                                                                                                  --------------
Total Agency Notes - Interest Bearing (Cost $2,674,986,983)                                                        2,674,986,983
                                                                                                                  --------------

Agency Notes - Discount - 28.57%
Federal Farm Credit Bank - 0.92%
    19,000,000      FFCB^                                                                 1.26      08/02/2004        18,918,205
    44,000,000      FFCB^                                                                 1.09      09/15/2004        43,777,519

                                                                                                                      62,695,724
                                                                                                                  --------------

Federal Home Loan Bank - 3.35%
   126,400,000      FHLB^                                                                 1.10      06/02/2004       126,160,542
    44,250,000      FHLB^                                                                 1.10      06/04/2004        44,163,467
    19,800,000      FHLB^                                                                 1.04      07/16/2004        19,739,660
    36,751,000      FHLB^                                                                 1.04      09/03/2004        36,587,228

                                                                                                                     226,650,897
                                                                                                                  --------------

Federal Home Loan Mortgage Corporation - 13.68%
    32,500,000      FHLMC^                                                                1.12      04/02/2004        32,498,989
    28,401,000      FHLMC^                                                                1.12      04/14/2004        28,389,565
    29,459,000      FHLMC^                                                                1.13      05/10/2004        29,422,778
    48,202,000      FHLMC^                                                                1.16      05/17/2004        48,130,554
    75,000,000      FHLMC^                                                                1.16      06/10/2004        74,831,562
    23,325,000      FHLMC^                                                                1.07      06/16/2004        23,272,311
   104,193,000      FHLMC^                                                                1.10      07/06/2004       103,888,756
    59,074,000      FHLMC^                                                                1.14      07/19/2004        58,870,991
    33,943,000      FHLMC^                                                                1.06      07/20/2004        33,833,062
    37,125,000      FHLMC^                                                                1.04      07/27/2004        37,000,121
    50,000,000      FHLMC^                                                                1.07      08/02/2004        49,817,208
    75,000,000      FHLMC^                                                                1.07      08/12/2004        74,703,521
    50,000,000      FHLMC^                                                                1.05      08/17/2004        49,798,750
    58,992,000      FHLMC^                                                                1.06      08/23/2004        58,743,054
    37,500,000      FHLMC^                                                                1.10      08/23/2004        37,335,750
    16,450,000      FHLMC^                                                                1.04      09/07/2004        16,374,440
    16,100,000      FHLMC^                                                                1.06      09/09/2004        16,023,677
    37,433,000      FHLMC^                                                                1.05      10/12/2004        37,221,192
    75,000,000      FHLMC^                                                                1.14      10/18/2004        74,525,000
    40,900,000      FHLMC^                                                                1.07      12/01/2004        40,604,770

                                                                                                                     925,286,051
                                                                                                                  --------------

Federal National Mortgage Association - 10.62%
    25,000,000      FNMA^                                                                 1.29      04/02/2004        24,999,104
    50,000,000      FNMA^                                                                 1.13      05/05/2004        49,946,875
    25,000,000      FNMA^                                                                 1.16      05/12/2004        24,966,972
    21,107,000      FNMA^                                                                 1.09      05/19/2004        21,076,325

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                        Interest     Maturity
Principal           Security Name                                                         Rate         Date            Value
Federal National Mortgage Association (continued)
$   54,632,402      FNMA^                                                                 1.03%     06/01/2004    $   54,537,053
    46,270,000      FNMA^                                                                 1.03      06/01/2004        46,189,246
    21,545,000      FNMA^                                                                 1.03      06/01/2004        21,507,398
    19,370,000      FNMA^                                                                 1.03      06/01/2004        19,336,194
    46,951,000      FNMA^                                                                 1.07      06/21/2004        46,837,966
   106,833,000      FNMA^                                                                 1.03      07/01/2004       106,554,848
    21,060,000      FNMA^                                                                 1.04      07/01/2004        21,013,762
    17,000,000      FNMA^                                                                 1.05      08/04/2004        16,938,021
    20,000,000      FNMA^                                                                 1.05      08/11/2004        19,923,000
    37,500,000      FNMA^                                                                 1.09      09/01/2004        37,326,281
    49,000,000      FNMA^                                                                 1.38      09/01/2004        48,712,615
    20,863,000      FNMA^                                                                 1.06      09/17/2004        20,759,183
    54,797,000      FNMA^                                                                 1.34      09/17/2004        54,452,296
    25,000,000      FNMA^                                                                 1.05      10/04/2004        24,865,021
    12,558,000      FNMA^                                                                 1.12      11/12/2004        12,470,094
    46,339,000      FNMA^                                                                 1.17      01/07/2005        45,915,809

                                                                                                                     718,328,063
                                                                                                                  --------------

Total Agency Notes - Discount (Cost $1,932,960,735)                                                                1,932,960,735
                                                                                                                  --------------

Repurchase Agreements - 34.76%
   400,000,000      Bank of America NA - 102% Collateralized By US Government
                    Securities                                                            1.04      04/01/2004       400,000,000
    20,000,000      Bear Stearns & Company Incorporated - 102% Collateralized by
                    US Government Securities                                              1.05      04/01/2004        20,000,000
    30,000,000      Goldman Sachs Group Incorporated - 102% Collateralized by US
                    Government Securities                                                 1.09      04/01/2004        30,000,000
 1,000,000,000      JP Morgan Securities Incorporated - 102% Collateralized By
                    US Government Securities                                              1.10      04/01/2004     1,000,000,000
   111,348,000      Lehman Brothers Incorporated - 102% Collateralized by US
                    Government Securities                                                 1.06      04/01/2004       111,348,000
   790,000,000      UBS Securities LLC - 102% Collateralized by US Government
                    Securities                                                            1.10      04/01/2004       790,000,000

Total Repurchase Agreements (Cost $2,351,348,000)                                                                  2,351,348,000
                                                                                                                  --------------

Total Investments in Securities
(Cost $6,959,295,718)*                                102.87%                                                     $6,959,295,718
Other Assets and Liabilities, Net                      (2.87)                                                       (194,133,519)
                                                      ------                                                      --------------

Total Net Assets                                      100.00%                                                     $6,765,162,199
                                                      ======                                                      ==============

^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate securities.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Municipal Bonds & Notes - 99.77%

Alabama - 0.22%
$  4,895,000  Montgomery AL BMC Special Care Facilities Authority Revenue Series 435 (Business
              Improvement Revenue LOC)@                                                           1.07%  11/15/2029  $     4,895,000
                                                                                                                     ---------------

Alaska - 3.68%
   1,500,000  Alaska Industrial Development Authority Revenue Providence Medical Office
              Building Associates Project KBC Bank NV LOC (Healthcare Facilities Revenue LOC)@    1.00   06/01/2010        1,500,000
   7,495,000  Alaska State Housing Finance Corporation Floater PA 1057 Housing Revenue MBIA
              Insured (Housing Revenue LOC)@                                                      1.07   06/01/2026        7,495,000
   1,275,000  Alaska State Housing Finance Corporation Housing Revenue
              Series BB (Other Revenue LOC)@                                                      1.17   06/01/2007        1,275,000
  51,775,000  Valdez AK Marine Terminal Revenue BP Pipelines Incorporated Project Series B
              (Industrial Development Revenue LOC)@                                               1.12   07/01/2037       51,775,000
  10,000,000  Valdez AK Marine Terminal Revenue BP Pipelines Incorporated Project Series C
              (Industrial Development Revenue LOC)@                                               1.12   07/01/2037       10,000,000
   8,400,000  Valdez AK Marine Terminal Revenue BP Pipelines Incorporated Project Series A
              (Industrial Development Revenue LOC)@                                               1.12   06/01/2037        8,400,000

                                                                                                                          80,445,000
                                                                                                                     ---------------

Arizona - 1.69%
  18,600,000  Arizona School District Tax Anticipation Notes Financing Program CTFs
              Participation (Other Revenue LOC)                                                   1.75   07/30/2004       18,645,354
   5,700,000  Arizona State University Revenue Series A (College and University Revenue LOC)@     1.00   07/01/2034        5,700,000
   2,715,000  Maricopa County AZ IDA MFHR Refunding Las Gardenias Apartments Project Series A
              (Housing Revenue LOC)@                                                              1.08   04/15/2033        2,715,000
   2,300,000  Maricopa County AZ IDA MFHR Villas Solanas Apartments Project Series A Bank of
              Cherry Creek NA LOC (Housing Revenue LOC)@                                          1.08   11/15/2032        2,300,000
   1,875,000  Maricopa County AZ IDA SFMR (Housing Revenue LOC)@                                  1.12   09/01/2005        1,875,000
   5,615,000  Pima County AZ IDA Revenue Lease Purchase (Industrial Development Revenue LOC)@     1.12   06/01/2007        5,615,000

                                                                                                                          36,850,354
                                                                                                                     ---------------

Arkansas - 0.12%
   2,645,000  Arkansas State Development Finance Authority SFMR Series II Collateralized By
              GNMA/FNMA (Single Family Housing Revenue LOC)@                                      1.12   07/01/2033        2,645,000
                                                                                                                     ---------------

California - 4.62%
   3,300,000  California HFA Revenue Home Mortgage Series U (Housing Revenue LOC)@                1.06   02/01/2031        3,300,000
   4,000,000  California Higher Education Loan Authority Incorporated Student Loan Revenue
              Series A State Street B&T Company LOC (Educational Facilities Revenue LOC)+/-       1.05   07/01/2005        4,000,000
  17,355,000  California State Department of Water Resources Series B-2 (Electric Revenue LOC)@   1.15   05/01/2022       17,355,000
  29,700,000  California State Department Water Reserve & Power Supply Revenue Series B-1 Bank
              of New York LOC (Power Revenue LOC)@                                                1.12   05/01/2022       29,700,000
   4,000,000  Hayward CA MFHR Shorewood Series A FGIC Insured Remarketed 03/17/94
              (Multi-Family Housing Revenue LOC)@                                                 1.05   07/15/2014        4,000,000
   4,000,000  Las Virgenes CA Unified School District FSA Insured (Educational Facilities
              Revenue LOC)@                                                                       0.88   07/01/2033        4,000,000
   5,950,000  MSR Public Power Agency CA Utility Tax Revenue San Juan Project Series F MBIA
              Insured (Power Revenue LOC)@                                                        1.09   07/01/2022        5,950,000
     215,000  Orange County CA Water District Series 2003A Lloyds LOC (Water Revenue LOC)@        1.01   08/01/2042          215,000
   2,400,000  Port of Oakland CA                                                                  0.93   08/10/2004        2,400,000
  19,000,000  San Bernardino County CA Transportation (State & Local Governments LOC)             1.50   07/01/2004       19,032,785

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
California (continued)
$  8,300,000  Santa Clara County CA MFHR Foxchase Apartments Project Series E FGIC Insured
              Remarketed 03/17/94 (Multi-Family Housing Revenue LOC)@                             1.05%  11/15/2017  $     8,300,000
   2,743,500  US Bancorp Project Funding Trust Series A (Municipal LOC)++@                        1.10   01/01/2010        2,743,500

                                                                                                                         100,996,285
                                                                                                                     ---------------

Colorado - 2.48%
   1,900,000  Arvada County CO Water Enterprises Revenue FSA Insured (Water Revenue LOC)@         1.15   11/01/2020        1,900,000
   2,015,000  Colorado Department of Transportation Revenue Putters Series 249z AMBAC
              Insured (Transportation Revenue LOC)@                                               1.07   06/15/2014        2,015,000
   2,000,000  Colorado HFA AMT MFHR Project Class I Series B-3 Collateralized By FHLB
              (Multi-Family Housing Revenue LOC)@                                                 1.06   10/01/2035        2,000,000
   2,000,000  Denver CO Health & Hospital Authority Healthcare Revenue Series B Bank One
              Colorado NA LOC (Healthcare Facilities Revenue LOC)@                                1.17   12/01/2031        2,000,000
  18,000,000  Fitzsimons Redevelopment Authority Colorado Revenue University Physicians
              Incorporated Allied Irish Bank plc LOC (Educational Facilities Revenue LOC)@        1.07   01/01/2025       18,000,000
  10,200,000  Moffat County PCR Pacificorp Project@                                               1.08   05/01/2013       10,200,000
  11,300,000  Pitkin County CO Industrial Development Revenue Aspen Skiing Project Series A
              Bank One NA LOC (Industrial Development Revenue LOC)@                               1.10   04/01/2016       11,300,000
   6,812,500  US Bancorp Project Funding Trust Series A (Depository Institutions LOC)++@          1.10   03/01/2010        6,812,500

                                                                                                                          54,227,500
                                                                                                                     ---------------

Connecticut - 0.45%
   9,800,000  Connecticut Health & Education                                                      0.90   05/10/2004        9,800,000
                                                                                                                     ---------------

Delaware - 0.71%
  15,600,000  Kent County Student Housing Revenue@                                                1.01   07/01/2036       15,600,000
                                                                                                                     ---------------

Florida - 3.09%
   7,200,000  Alachua County FL Health Facilities Authority Oak Hammock University of Florida
              Project Series A BNP Paribas LOC (Healthcare Facilities Revenue LOC)@               1.12   10/01/2032        7,200,000
   7,000,000  Capital Projects Finance Authority FL Glenridge ON Palmer Ranch Series C Bank
              of Scotland LOC (Healthcare Facilities Revenue LOC)@                                1.12   06/01/2012        7,000,000
   5,150,000  Dade County FL School District (Property Tax Revenue LOC)                           4.60   08/01/2004        5,210,105
   9,000,000  Eagle Tax-Exempt Trust CTF 20010906 Class A (Florida State Board of Education
              Lottery Revenue Series B) FGIC Insured (Other Revenue LOC)@                         1.08   07/01/2019        9,000,000
   2,150,000  Escambia County FL Housing Finance Authority SFMR CTFs Series B (Single
              Family Mortgage Revenue LOC)@                                                       1.15   10/01/2009        2,150,000
     750,000  Escambia County FL Housing Finance Authority SFMR Floats Pt 1228 (Single
              Family Mortgage Revenue LOC)@                                                       1.12   10/01/2031          750,000
   8,000,000  Hillsborough County FL                                                              1.10   08/26/2004        8,000,000
   6,250,000  Hillsborough County FL                                                              1.10   08/26/2004        6,250,000
   4,400,000  Jacksonville FL Economic Development Health Care Facilities Revenue@                1.23   09/01/2023        4,400,000
   1,750,000  Orange County FL IDA Industrial Development Revenue Central Florida YMCA
              Project Series A Bank of America NA LOC (Industrial Development Revenue LOC)@       1.10   05/01/2027        1,750,000
   5,500,000  Palm Beach County FL Zoological Society Incorporated Project Northern Trust
              Company LOC (Recreational Facilities Revenue LOC)@                                  1.10   05/01/2031        5,500,000
  10,400,000  Sunshine State Governmental Financing Commission Revenue (Other Revenue LOC)@       1.01   07/01/2016       10,400,000

                                                                                                                          67,610,105
                                                                                                                     ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Georgia - 1.50%
$  5,300,000  Clayton County GA Development Authority Industrial Development Revenue Blue
              Circle Aggregates Incorporated Danske Bank LOC (Industrial Development
              Revenue LOC)@                                                                       1.15%  09/01/2009  $     5,300,000
   4,270,000  Eagle Tax-Exempt Trust CTF 20001003 Class A (Atlanta GA Airport Revenue
              Series A) FGIC Insured (Airport Revenue LOC)@                                       1.08   01/01/2030        4,270,000
   5,305,000  Fulton de Kalb GA Hospital Authority Revenue Rocs Rr II R 2074 (Healthcare
              Facilities Revenue LOC)@                                                            1.08   01/01/2020        5,305,000
   4,400,000  Gainesville & Hall County GA Development Authority Individual Exempt Facilities
              Revenue Spout Springs Water LLC Project Bank of America NA LOC (Other
              Revenue LOC)@                                                                       1.15   04/01/2027        4,400,000
  13,440,000  Georgia Local Government CTFs Participation Series K (General Obligation -
              Political Subdivision LOC)@                                                         1.12   06/01/2028       13,440,000

                                                                                                                          32,715,000
                                                                                                                     ---------------

Hawaii - 0.98%
   8,000,000  Eagle Tax-Exempt Trust CTF 20011101 Class A (Hawaii State Highway Revenue)
              FSA Insured (Toll Road Revenue LOC)@                                                1.08   07/01/2019        8,000,000
  13,500,000  Honolulu HI City & County Tax Revenue Series C FGIC Insured (Property Tax
              Revenue LOC)@                                                                       1.18   12/01/2008       13,500,000

                                                                                                                          21,500,000
                                                                                                                     ---------------

Idaho - 1.52%
   3,000,000  Ada & Canyon Counties ID Jt School District #2 Meridan SBG Insured (Property
              Tax Revenue LOC)                                                                    2.50   07/30/2004        3,015,636
   3,050,000  Idaho Housing & Financial Assistance Housing Revenue Balmoral Apartments II
              Development Project US Bank NA LOC (Housing Revenue LOC)@                           1.16   04/01/2033        3,050,000
  27,000,000  Idaho State Tax Anticipation Notes (Property Tax Revenue LOC)                       2.00   06/30/2004       27,079,025

                                                                                                                          33,144,661
                                                                                                                     ---------------

Illinois - 8.08%
   5,000,000  Chicago IL Board of Education CTFs Series A (Property Tax Revenue LOC)@             1.12   06/01/2021        5,000,000
   6,050,000  Chicago IL Board of Education ROC Series II-R_139 AMBAC Insured (Property
              Tax Revenue LOC)@                                                                   1.08   12/01/2022        6,050,000
   1,500,000  Chicago IL Economic Development Revenue Crane Carton Company Project
              Bankers Trust Company LOC (Economic Development Revenue LOC)@                       1.20   06/01/2012        1,500,000
   5,450,000  Chicago IL Park District ROC RR Series II-R-4018 AMBAC Insured ( State &
              Local Government LOC)@                                                              1.08   01/01/2024        5,450,000
   2,800,000  Chicago IL Public Building Commission Eagle 20030015 Class A FGIC Insured
              (Lease Revenue LOC)@                                                                1.08   12/01/2014        2,800,000
   5,700,000  Chicago IL Sales Tax Revenue Series Sg 131 FGIC Insured (Sales Tax Revenue LOC)@    1.07   01/01/2027        5,700,000
   3,747,000  Cook County IL CTFs Series 458 FGIC Insured (Property Tax Revenue LOC)@             1.07   11/15/2028        3,747,000
   5,125,000  Eagle Tax-Exempt Trust CTF 20021301 Class A (Illinois State) FGIC Insured
              (Other Revenue LOC)@                                                                1.08   02/01/2019        5,125,000
  18,025,000  Eagle Tax-Exempt Trust CTF 20021303 Class A (Cook County Il Series C) AMBAC
              Insured (Property Tax Revenue LOC)@                                                 1.08   11/15/2025       18,025,000
   4,000,000  Eagle Tax-Exempt Trust CTF 20021304 Class A (Illinois State) FGIC Insured
              (Other Revenue LOC)@                                                                1.08   02/01/2027        4,000,000
   1,290,000  Elgin IL Industrial Development Revenue Gemini Mouldings Project Lasalle Bank
              NA LOC (Industrial Development Revenue LOC)@                                        1.11   12/01/2028        1,290,000
     200,000  Elmhurst IL Industrial Development Revenue John Sakash Company Incorporated
              Project Lasalle Bank NA LOC (Industrial Development Revenue LOC)@                   1.11   02/01/2025          200,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Illinois (continued)
$  4,980,000  Illinois Development Finance Authority Revenue Christian Heritage Academy US
              Bank NA LOC (Private School Revenue LOC)@                                           1.17%  12/01/2021  $     4,980,000
     190,000  Illinois Educational Facilities Authority Revenue Newberry Library Northern
              Trust Company LOC (Other Revenue LOC)@                                              1.05   03/01/2028          190,000
   4,705,000  Illinois Educational Facilities Authority Revenue St Xavier University Project
              Series A Lasalle Bank NA LOC (College And University Revenue LOC)@                  1.04   10/01/2032        4,705,000
   6,700,000  Illinois Educational Facilities Authority Revenue Cultural Pooled Financing
              American National B&T LOC (College And University Revenue LOC)@                     1.05   03/01/2028        6,700,000
   5,000,000  Illinois Health Facilities Authority                                                0.97   04/06/2004        5,000,000
   5,000,000  Illinois Health Facilities Authority Revenue Memorial Medical Center Series C
              Kredietbank NV LOC (Healthcare Facilities Revenue LOC)@                             1.02   01/01/2016        5,000,000
  19,900,000  Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital
              (Healthcare Facilities Revenue LOC)@                                                1.10   08/15/2025       19,900,000
   3,600,000  Illinois Health Facilities Authority Revenue Revolving Fund Pooled Financing
              Bank One NA LOC (Healthcare Facilities Revenue LOC)@                                1.05   08/01/2015        3,600,000
  18,400,000  Illinois Health Facilities Authority Revenue Silver Cross Hospital & Medical
              Series A Fifth Third Bank LOC (Healthcare Facilities Revenue LOC)@                  1.00   08/15/2026       18,400,000
  11,365,000  Illinois Health Facilities Authority University of Chicago Hospitals (Healthcare
              Facilities Revenue LOC)@                                                            1.08   08/15/2026       11,365,000
   7,500,000  Illinois Housing Development Authority MFHR Lakeshore Plaza Series A MBIA
              Insured (Multi-Family Housing Revenue Loc)@                                         1.05   07/01/2027        7,500,000
   1,495,000  Illinois Industrial Development Finance Authority Revenue Recovery Income
              Project Bank of America NA LOC (Industrial Development Revenue LOC)@                1.15   06/01/2008        1,495,000
   7,530,000  Illinois State CTFs Series G (General Obligation - States, Territories LOC)@        1.10   05/01/2015        7,530,000
   4,300,000  Illinois State Sales Tax Revenue Municipal Trust Receipts Series Sg-9 (Sales Tax
              Revenue LOC)@                                                                       1.07   06/15/2019        4,300,000
   6,800,000  Lombard IL IDA Revenue 2500 Higland Avenue Project Mid-America Federal
              Savings & Loan LOC (Industrial Development Revenue LOC)@                            1.45   12/01/2006        6,800,000
   6,000,000  Orland Hills IL MFHR Series A Lasalle National Bank LOC (Housing
              Revenue LOC)@                                                                       1.10   12/01/2004        6,000,000
   1,200,000  Schaumberg IL MFHR Windsong Apartments Project Lasalle National Bank LOC
              (Multi-Family Housing Revenue LOC)@                                                 1.05   02/01/2024        1,200,000
   3,185,000  Warren County IL Industrial Project Revenue Monmouth College Project Allied
              Irish Bank plc LOC (College And University Revenue LOC)@                            1.02   12/01/2032        3,185,000

                                                                                                                         176,737,000
                                                                                                                     ---------------

Indiana - 2.31%
     400,000  Indiana HFFA Revenue Capital Access Comerica Bank LOC (Healthcare Facilities
              Revenue LOC)@                                                                       1.03   04/01/2013          400,000
   3,965,000  Indiana HFFA Revenue Fayette Memorial Hospital Association Series B Fifth Third
              Bank LOC (Healthcare Facilities Revenue LOC)@                                       1.17   10/01/2022        3,965,000
   8,398,000  Indiana State Housing Finance Authority MFHR Pedcor Investments Series A
              Collateralized By FHLB (Multi-Family Housing Revenue LOC)@                          1.10   01/01/2029        8,398,000
   1,750,000  Indianapolis IN Economic Development Revenue Jewish Federation Campus Fifth
              Third Bank LOC (Economic Development Revenue LOC)@                                  1.03   04/01/2005        1,750,000
   2,000,000  Indianapolis IN Gas Utility Revenue Series A AMBAC Insured (Utilities Revenue
              LOC)@                                                                               5.88   06/01/2024        2,056,230
   8,700,000  Indianapolis IN MFHR Crossing Partners Project AIG Guaranty LOC
              (Multi-Family Housing Revenue LOC)@                                                 1.27   03/01/2031        8,700,000
   1,000,000  Indianapolis School Building Corporation First Mortgage State Aid Withholding
              LOC (Lease Revenue LOC)@                                                            6.10   01/15/2020        1,034,954

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Indiana (continued)
$ 14,135,000  Richmond IN Hospital Authority Revenue Reid Hospital & Health Care Project
              (Healthcare Facilities Revenue LOC)@                                                1.08%  01/01/2012  $    14,135,000
   9,980,000  Whiting IN Environmental Facilities Revenue BP Products Project Series C
              (Industrial Development Revenue LOC)@                                               1.15   07/01/2034        9,980,000

                                                                                                                          50,419,184
                                                                                                                     ---------------

Iowa - 1.78%
   3,130,000  Iowa Finance Authority Economic Development Revenue Lasalle Bank NA LOC
              (Economic Development Revenue LOC)@                                                 1.22   03/01/2016        3,130,000
   6,100,000  Iowa Finance Authority Health Care Facilities Revenue St Lukes Health Series A
              General Electric Capital Corporation LOC (Healthcare Facilities Revenue LOC)@       1.02   03/01/2018        6,100,000
   2,960,000  Iowa Finance Authority MFHR Cedarwood Hills Project Series A Collateralized By
              FHLMC (Multi-Family Housing Revenue LOC)@                                           1.07   05/01/2031        2,960,000
   3,000,000  Iowa Finance Authority Private College Revenue Drake University Project Firstar
              Bank LOC (College And University Revenue LOC)@                                      1.17   07/01/2011        3,000,000
  11,945,000  Iowa Finance Authority SFHR CTFs Series N (Single Family Housing Revenue LOC)@      1.17   01/01/2008       11,945,000
   3,190,000  Iowa Higher Education Loan Authority Revenue Private College Facilities Grand
              View Project Firstar Bank NA LOC (College And University Revenue LOC)@              1.17   10/01/2025        3,190,000
   5,800,000  Iowa Higher Education Loan Authority Revenue Private Colleges Ambrose
              (College and University Revenue LOC)@                                               1.12   04/01/2033        5,800,000
   2,715,000  Oskaloosa IA Private School Facility Revenue William Penn University Project US
              Bank NA LOC (Private School Revenue LOC)@                                           1.17   07/01/2020        2,715,000

                                                                                                                          38,840,000
                                                                                                                     ---------------

Kansas - 1.15%
   9,500,000  Kansas State Development Finance Authority MFHR Bluffs Olathe Apartments
              Project Series X (Multi-Family Housing Revenue LOC)@                                1.77   11/25/2031        9,500,000
   9,000,000  Kansas State Development Finance Authority Revenue Vlg Shalom Obligation
              Group Series BB (Healthcare Facilities Revenue LOC)@                                1.12   11/15/2028        9,000,000
   4,975,000  Lenexa KS MFHR Series 1020 (Housing Revenue LOC)@                                   1.08   07/01/2004        4,975,000
   1,650,000  Sedgwick & Shawnee Counties KS SFHR Floats Pt 1188 Merrill Lynch Capital
              Services LOC (Single Family Housing Revenue LOC)@                                   1.14   12/01/2013        1,650,000

                                                                                                                          25,125,000
                                                                                                                     ---------------

Kentucky - 0.09%
   2,000,000  Louisville & Jefferson County KY Metropolitan Sewer District Sewer And Drain
              System Series A (Sewer Revenue LOC)                                                 9.00   05/15/2004        2,018,767
                                                                                                                     ---------------

Louisiana - 2.49%
   5,000,000  Ernest N Morial-New Orleans LA Exhibit Hall Authority Special Tax Series A46
              (Special Tax Revenue LOC)@                                                          1.10   07/15/2028        5,000,000
   2,510,000  Jefferson Parish LA Home Mortgage Authority Floats Pt 229 Collateralized by
              GNMA FNMA (Housing Revenue LOC)@                                                    1.12   06/01/2007        2,510,000
   6,500,000  Lake Charles LA Harbor and Terminal District Port Facilities (Industrial
              Development Revenue LOC)@                                                           1.05   08/01/2007        6,500,000
   5,000,000  Louisiana Public Facilities Authority                                               0.96   05/17/2004        5,000,000
   5,620,000  Louisiana Public Facilities Authority Revenue Series II-R-192 (Healthcare
              Facilities Revenue LOC)@                                                            1.08   05/15/2022        5,620,000
   5,740,000  Plaquemines LA Port Harbor & Terminal District Port Facilities Revenue
              International Marine Term Project Series B Kreditbank NV LOC (Harbor
              Department Revenue LOC)@                                                            1.08   03/15/2006        5,740,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Louisiana (continued)
$  6,150,000  Plaquemines LA Port Harbor & Terminal District Port Facilities Revenue
              International Marine Terminal Project Series A Kreditbank NV LOC
              (Transportation Revenue LOC)@                                                       1.08%  03/15/2006  $     6,150,000
  11,000,000  Plaquemines Parish LA Environmental Resource Bonds British Petroleom@               1.15   05/01/2025       11,000,000
   7,000,000  Plaquemines Parish LA Environmental Revenue BP Exploration & Oil Incorporated
              Project (Pollution Control Revenue LOC)@                                            1.15   10/01/2024        7,000,000

                                                                                                                          54,520,000
                                                                                                                     ---------------

Maine - 0.92%
  20,100,000  Maine State Tax Anticipation Notes (State & Local Governments LOC)                  1.75   06/30/2004       20,146,538
                                                                                                                     ---------------

Maryland - 0.64%
   9,000,000  Maryland Health & Higher Education                                                  0.97   08/17/2004        9,000,000
   4,995,000  Maryland State Community Development Administration Department Housing &
              Community Development (Housing Revenue LOC)@                                        1.05   07/01/2039        4,995,000

                                                                                                                          13,995,000
                                                                                                                     ---------------

Massachusetts - 3.58%
   3,270,000  Canton MA Housing Authority MFHR Canton Arboretum Apartments Collateralized
              by FNMA (Multi-Family Housing Revenue LOC)@                                         1.03   09/15/2026        3,270,000
  13,000,000  Massachusetts Health & Educational Facilities Authority Harvard University Issue
              Series EE                                                                           1.05   06/08/2004       13,000,000
  17,000,000  Massachusetts Health & Educational Facilities Authority Harvard University Issue
              Series EE                                                                           1.05   06/09/2004       17,000,000
  28,000,000  Massachusetts Health & Educational Facilities Authority Harvard University Issue    0.95   06/07/2004       28,000,000
   6,900,000  Massachusetts St Health & Educational Facs Auth Rev Revenue Bonds Series 2000
              (Educational Facilities Revenue LOC)@                                               0.95   07/01/2035        6,900,000
   7,495,000  Massachusetts State GO FSA Insured (Other Revenue LOC)@                             1.20   12/01/2014        7,495,000
   2,500,000  Massachusetts State Health & Educational Facilities Authority Revenue Capital
              Asset Program Series C (Educational Facilities Revenue LOC)@                        1.10   07/01/2010        2,500,000

                                                                                                                          78,165,000
                                                                                                                     ---------------

Michigan - 3.90%
   7,200,000  Detroit MI City School District Eagle-20026014 Class A FGIC Insured (Property
              Tax Revenue LOC)@                                                                   1.08   05/01/2032        7,200,000
   3,400,000  Detroit MI Sewer Disposal Revenue Series II-R-103 FGIC Insured (Sewer
              Revenue LOC)@                                                                       1.08   07/01/2026        3,400,000
   1,000,000  Farmington Hills MI Hospital Finance Authority Hospital Revenue Botsford General
              Hospital Series B MBIA Insured (Healthcare Facilities Revenue LOC)@                 1.17   02/15/2016        1,000,000
   8,900,000  Livonia MI Public School District (Property Tax Revenue LOC)@                       1.08   05/01/2023        8,900,000
   4,370,000  Macomb County MI Hospital Finance Authority Revenue Mount Clemens General
              Hospital Series A-1 Comerica Bank LOC (Healthcare Facilities Revenue LOC)@          1.10   10/01/2020        4,370,000
  36,000,000  Michigan State                                                                      2.00   09/30/2004       36,182,030
   4,300,000  Michigan State Building Authority Revenue (Lease Revenue LOC)@                      1.08   10/15/2021        4,300,000
   3,500,000  Michigan State Building Authority Revenue Series I (Tax Revenue LOC)                5.00   10/15/2004        3,572,903
   1,700,000  Michigan State Grant Anticipation Notes Series B (Other Revenue LOC)@               1.03   09/15/2008        1,700,000
   2,100,000  Michigan State Higher Education Loan Revenue Series XII B AMBAC Insured
              (Educational Facilities Revenue LOC)@                                               1.05   10/01/2013        2,100,000
   4,950,000  Michigan State Housing Development Authority MFHR Berrien Woods III Project
              Series A Lansing Bank (Multi-Family Housing Revenue LOC)@                           1.12   07/01/2032        4,950,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Michigan (continued)
$  3,600,000  Michigan State Housing Development Authority Rental Housing Revenue Series A
              MBIA Insured (Housing Revenue LOC)@                                                 1.06%  10/01/2037  $     3,600,000
   3,950,000  Michigan State Strategic Fund Limited Obligation Revenue Detroit Symphony
              Project Series B Michigan National Bank LOC (Industrial Development Revenue
              LOC)@                                                                               1.10   06/01/2031        3,950,000

                                                                                                                          85,224,933
                                                                                                                     ---------------

Minnesota - 3.03%
     100,000  Brooklyn Center Minnesota Brookdale Corporation II Project Industrial Revenue
              Firstar Bank NA LOC (Industrial Development Revenue LOC)@                           1.17   12/01/2014          100,000
   3,570,000  Burnsville MN MFHR Berkshire Project Series A Collateralized By FNMA
              (Multi-Family Housing Revenue LOC)@                                                 1.02   07/15/2030        3,570,000
       5,000  Cohasset MN Revenue Minnesota Power & Light Company Project Series A ABN
              AMRO Bank NV LOC (Industrial Development Revenue LOC)@                              1.12   06/01/2020            5,000
     950,000  Crystal MN MFHR Crystal Apartments Project Collateralized By FHLB
              (Multi-Family Housing Revenue LOC)@                                                 1.03   05/01/2027          950,000
     150,000  Dakota County MN CDA MFHR Regatta Commons Project Series A Lasalle Bank
              NA LOC (Multi-Family Housing Revenue LOC)@                                          1.22   01/01/2038          150,000
     900,000  Duluth MN Economic Development Authority Health Care Facilities Miller Dwan
              Medical Center (Healthcare Facilities Revenue LOC)@                                 1.17   06/01/2019          900,000
   5,820,000  Eagan MN MFHR Floats PT 1221 (Multi-Family Housing Revenue LOC)@                    1.08   12/01/2029        5,820,000
   1,550,000  Eagle Tax-Exempt Trust CTF 20012301 Class A (Minnesota State) (Property Tax
              Revenue LOC)@                                                                       1.08   10/01/2019        1,550,000
  10,655,000  Edina MN MFHR Edina Park Plaza Collateralized By FHLMC (Multi-Family
              Housing Revenue LOC)@                                                               1.03   12/01/2029       10,655,000
   1,500,000  Hopkins MN Independent School District Number 270 Tax Anticipation CTFS
              (Property Tax Revenue LOC)                                                          1.50   03/18/2005        1,507,140
   1,485,000  Mankato MN MFHR Highland Project US Bank Trust NA LOC Remarketed
              10/03/00 (State & Local Governments LOC)@                                           1.17   05/01/2027        1,485,000
     350,000  Maple Grove MN MFHR Basswood Trails Project (Housing Revenue LOC)@                  1.02   03/01/2029          350,000
  20,600,000  Minnesota School Districts Tax & Aid Anticipation Borrowing Program CTFs
              Series A (Other Revenue LOC)                                                        1.75   08/27/2004       20,666,058
     900,000  Minnesota State Higher Education Facilities Authority Revenue St Thomas
              University Series 5l (Educational Facilities Revenue LOC)@                          1.05   04/01/2027          900,000
     715,000  Plymouth MN MFHR Lancaster Village Apartments Project Collateralized By FNMA
              (Housing Revenue LOC)@                                                              1.02   09/15/2031          715,000
   2,000,000  Rochester MN Health Care                                                            0.94   06/10/2004        2,000,000
     650,000  Roseville MN Health Care Facilities Revenue Presbyterian Homes Care Project
              (Healthcare Facilities Revenue LOC)@                                                1.17   10/01/2029          650,000
      50,000  St Louis Park MN MFHR Newport On Seven Apartments Project Collateralized by
              FNMA (Multi-Family Housing Revenue LOC)@                                            1.07   09/15/2031           50,000
     800,000  St Paul MN Housing & Redevelopment Authority Revenue Minnesota Public Radio
              Project Allied Irish Bank plc LOC (Housing Revenue LOC)@                            1.17   05/01/2022          800,000
   3,700,000  St Paul MN Port Authority District Cooling Revenue Series M Dexia Bank LOC
              (Transportation Revenue LOC)@                                                       1.17   03/01/2021        3,700,000
     725,000  St Paul MN Port Authority District Cooling Revenue Series O Dexia Credit Local
              De France LOC (Transportation Revenue LOC)@                                         1.17   03/01/2012          725,000
   1,200,000  St Paul MN Port Authority District Cooling Revenue Series Q Dexia Credit Local
              De France LOC (Transportation Revenue LOC)@                                         1.03   03/01/2022        1,200,000
     100,000  St Paul MN Port Authority District Cooling Revenue Series R Dexia Credit Local
              De France LOC (Transportation Revenue LOC)@                                         1.22   03/01/2022          100,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Minnesota (continued)
$    550,000  St Paul MN Port Authority Tax Increment Revenue Westgate Office & Industrial
              Center Project US Bank Trust NA LOC (Transportation Revenue LOC)@                   1.08%  02/01/2015  $       550,000
   6,050,000  University of Minnesota Education Facilities Revenue Intermediate Term
              Financing Series A (Special Facilities Revenue LOC)@                                1.06   01/01/2034        6,050,000
   1,100,000  University of Minnesota GO University Revenue (Educational Facilities Revenue
              LOC)@                                                                               1.08   07/01/2021        1,100,000

                                                                                                                          66,248,198
                                                                                                                     ---------------

Mississippi - 0.06%
   1,255,000  Mississippi Home Corporation SFMR Series 146 GNMA FNMA Insured (Single
              Family Mortgage Revenue LOC)@                                                       1.12   11/01/2029        1,255,000
                                                                                                                     ---------------

Missouri - 0.49%
   4,575,000  Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation(Other
              Revenue LOC)@                                                                       1.12   04/01/2027        4,575,000
     145,000  Missouri Health And Education Facility Authority Education Facilities Revenue
              St Louis University Project Series A (Educational Facilities Revenue LOC)@          1.17   10/01/2009          145,000
   3,800,000  Missouri Health And Education Facility Authority Revenue Christian Brothers
              College Series A (Healthcare Facilities Revenue LOC)@                               1.17   10/01/2032        3,800,000
   2,100,000  Missouri Higher Education Loan Authority Student Loan Revenue Series A Bank
              of America (Educational Facilities Revenue LOC)@                                    1.08   12/01/2005        2,100,000

                                                                                                                          10,620,000
                                                                                                                     ---------------

Montana - 0.98%
   5,000,000  Anaconda Deer Lodge County MT Environmental Facilities Revenue Variable
              Reference Arco Anaconda Smelter (Pollution Control Revenue LOC)@                    1.15   10/01/2037        5,000,000
   5,695,000  Montana State Board of Investments Municipal Finance Construction
              Act-Intercap Program (Other Revenue LOC)@                                           1.25   03/01/2009        5,695,000
   5,055,000  Montana State Board of Investments Municipal Finance Construction-Intercap
              Program (Other Revenue LOC)@                                                        1.25   03/01/2005        5,055,000
   5,765,000  Montana State Board of Investments Municipal Finance Construction-Intercap
              Program (Other Revenue LOC)@                                                        1.25   03/01/2010        5,765,000

                                                                                                                          21,515,000
                                                                                                                     ---------------

Nebraska - 1.34%
  16,500,000  American Public Energy Agency Nebraska Gas Supply Revenue National Public
              Gas Agency Project Series A (Other Revenue LOC)@                                    1.07   02/01/2014       16,500,000
  12,873,000  Lincoln NE Electric                                                                 0.97   04/08/2004       12,873,000

                                                                                                                          29,373,000
                                                                                                                     ---------------

Nevada - 0.41%
   4,680,000  Clark County NV Roc Rr Series II-R-1035 MBIA Insured (Property Tax
              Revenue LOC)@                                                                       1.08   06/01/2021        4,680,000
   4,200,000  Nevada Housing Division Multi Unit Housing Series A US Bank NA LOC
              (Housing Revenue LOC)@                                                              1.08   04/01/2035        4,200,000

                                                                                                                           8,880,000
                                                                                                                     ---------------

New Jersey - 0.17%
   2,700,000  New Jersey Educational Facilities Authority Princeton University                    0.95   06/07/2004        2,700,000
   1,000,000  New Jersey State Transit Corporation CTFs (Lease Revenue LOC)                       3.00   10/01/2004        1,009,819

                                                                                                                           3,709,819
                                                                                                                     ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
New Mexico - 0.45%
$  1,170,000  Albuquerque NM Industrial Development Revenue Karsten Company New Mexico
              Project Series A Bank One Arizona NA LOC (Industrial Development Revenue LOC)@      1.22%  12/01/2017  $     1,170,000
   2,100,000  Bloomfield NM Healthcare Facilities Revenue Series A Lasalle National Bank LOC
              (Healthcare Facilities Revenue LOC)@                                                1.25   11/15/2010        2,100,000
   2,360,000  Espanola NM Health Care Revenue Series A Lasalle National Bank LOC
              (Healthcare Facilities Revenue LOC)@                                                1.25   11/15/2010        2,360,000
   2,550,000  Farmington NM PCR Arizona Public Service Company Series B (Industrial
              Development Revenue LOC)@                                                           1.10   09/01/2024        2,550,000
   1,685,000  Silver City NM Series A Lasalle National Bank LOC (Healthcare Facilities
              Revenue LOC)@                                                                       1.25   11/15/2010        1,685,000

                                                                                                                           9,865,000
                                                                                                                     ---------------

New York - 2.36%
  34,750,000  New York City NY Transitional Financing Authority NYC Recovery Revenue Series 3@    1.12   11/01/2022       34,750,000
   2,000,000  New York NY City Housing Development Corporation MFHR First Avenue
              Development Project Series A (Housing Revenue LOC)@                                 1.02   10/15/2035        2,000,000
   1,500,000  New York State Dorm Authority Revenue State University Education Facilities
              Series C (Housing Revenue LOC)@                                                     5.30   05/15/2009        1,537,475
   8,500,000  New York State HFA Revenue Series A (Housing Revenue LOC)@                          1.08   05/01/2029        8,500,000
   4,800,000  Oneida Indian Nation NY Bank of America NA LOC@                                     1.02   10/01/2032        4,800,000

                                                                                                                          51,587,475
                                                                                                                     ---------------

North Carolina - 2.31%
   9,500,000  Charlotte - Mecklenberg Hospital Authority North Carolina Health Care Systems
              Revenue Series D (Healthcare Facilities Revenue LOC)@                               1.00   01/15/2026        9,500,000
  25,300,000  Fayetteville NC Public Works Commission Revenue (Utilities Revenue LOC)@            1.03   03/01/2020       25,300,000
   8,705,000  Mecklenburg County NC Lease Revenue (Other Revenue LOC)@                            1.05   02/01/2016        8,705,000
   6,900,000  North Carolina Capital Facilities                                                   0.95   06/10/2004        6,900,000

                                                                                                                          50,405,000
                                                                                                                     ---------------

North Dakota - 0.60%
  10,100,000  North Dakota State Housing Finance Agency Revenue Series B (Housing
              Revenue LOC)@                                                                       1.05   01/01/2034       10,100,000
   2,950,000  Ward County ND Health Care Facilities Revenue Trinity Obligation Group Series A
              US Bank NA LOC (Hospital Revenue LOC)@                                              1.17   07/01/2029        2,950,000

                                                                                                                          13,050,000
                                                                                                                     ---------------

Ohio - 2.78%
  10,000,000  Cuyahoga County OH                                                                  0.98   05/20/2004       10,000,000
   5,000,000  Franklin County OH Hospital Revenue Series II-R-55 Salomon Smith Barney LOC
              (Hospital Revenue LOC)@                                                             1.08   06/01/2017        5,000,000
   2,500,000  Grove City OH MFHR Regency Arms Apartments Project Collateralized By FNMA
              (Multi-Family Housing Revenue LOC)@                                                 1.07   06/15/2030        2,500,000
  19,500,000  Hamilton County OH Hospital Facilities Revenue Elizabeth Gamble Series B JP
              Morgan Chase & Company LOC (Healthcare Facilities Revenue LOC)@                     0.90   06/01/2027       19,500,000
   6,295,000  Ohio State GO Series Rr II-R 206 FGIC Insured (Property Tax Revenue LOC)@           1.08   03/15/2015        6,295,000
   2,515,000  Ohio State Higher Education Facilities Revenue Series A (Lease Revenue LOC)@        1.02   09/01/2027        2,515,000
   7,800,000  Ohio State Solid Waste Revenue Solid Waste Revenue Bonds (BP Exploration & Oil
              Inc. Project) (Industrial Development Revenue LOC)@                                 1.15   02/01/2033        7,800,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Ohio (continued)
$    500,000  Scioto County OH Hospital Revenue VHA Center Incorporated Series C AMBAC
              Insured (Hospital Revenue LOC)@                                                     1.05%  12/01/2025  $       500,000
     540,000  Warren County OH Health Care Facilities Revenue Otterbein Series A (Healthcare
              Facilities Revenue LOC)@                                                            1.07   07/01/2021          540,000
   2,810,000  Warren County OH Industrial Development Revenue Cincinnati Electricity
              Corporation Project Scotiabank LOC (Industrial Development Revenue LOC)@            1.23   09/01/2015        2,810,000
   3,360,000  Warren County OH Industrial Development Revenue Pac Manufacturing Project
              (Industrial Development Revenue LOC)@                                               1.22   12/01/2025        3,360,000

                                                                                                                          60,820,000
                                                                                                                     ---------------

Oklahoma - 0.96%
   7,400,000  Muskogee OK Medical Center Authority Revenue Bank of America NA LOC
              (Health Facilities Financing Authority Revenue LOC)@                                1.10   10/01/2032        7,400,000
   2,000,000  Oklahoma Development Finance Authority Health Care Revenue Continuing Care
              Community Project Series C KBC Bank NV LOC (Nursing Home Revenue LOC)@              1.17   02/01/2012        2,000,000
   4,355,000  Oklahoma State HFA Revenue Series 1327 Merrill Lynch Capital LOC(Housing
              Revenue LOC)@                                                                       1.12   03/01/2009        4,355,000
   6,310,000  Oklahoma State IDA Tealridge Manor Corporation Project Bank of America NA
              LOC (Healthcare Facilities Revenue LOC)@                                            1.10   11/01/2018        6,310,000
     860,000  Tulsa County OK HFA SFMR GNMA Mortgage Backed Securities Class A Series E
              (Industrial Development Revenue LOC)@                                               1.12   07/01/2032          860,000

                                                                                                                          20,925,000
                                                                                                                     ---------------

Oregon - 1.92%
   1,655,000  Deschutes County OR Series A FSA Insured (Property Tax Revenue LOC)                 5.00   06/15/2004        1,668,977
   3,000,000  Gilliam County OR Solid Waste Disposal Revenue Waste Management Incorporated
              Project JP Morgan Chase Bank LOC (Solid Waste Revenue LOC)@                         1.08   07/01/2027        3,000,000
  32,000,000  Oregon State Tax Anticipation Notes                                                 2.25   11/15/2004       32,233,036
   4,995,000  Tri County Metro Transportation District OR Series 142 (Transportation
              Revenue LOC)@                                                                       1.05   08/01/2019        4,995,000

                                                                                                                          41,897,013
                                                                                                                     ---------------

Other - 3.24%
   5,297,416  ABN AMRO Leasetops CTFs Tr 2000-2 ABN AMRO Bank NV LOC (Other
              Revenue LOC)@                                                                       1.36   04/01/2005        5,297,416
  10,000,000  ABN AMRO Munitops CTFs Tr 1999-1 Munitops Certificates FGIC Insured
              (Other Revenue LOC)++@                                                              1.12   12/06/2006       10,000,000
  15,420,000  ABN AMRO Munitops CTFs Tr 2001-23 MBIA Insured (Property Tax
              Revenue LOC)@                                                                       1.12   12/01/2009       15,420,000
   8,160,000  Munimae Trust Collateralized By FHLMC (Housing Revenue LOC)@                        1.13   12/19/2005        8,160,000
      40,240  Pitney Bowes Credit Corporation Leasetops Tr Revenue Series
              2002-1 (Lease Revenue LOC)@                                                         1.27   07/19/2006           40,240
   4,345,000  Roaring Fork Municipal Products Limited Liability Corporation Series 2000-14
              Class A (Other Revenue LOC)@                                                        1.22   06/01/2005        4,345,000
   2,153,805  Roaring Fork Municipal Products Limited Liability Corporation Series 2002-6
              Class A (Other Revenue LOC)@                                                        1.22   06/01/2034        2,153,805
  25,450,000  Sunamerica Trust (General Obligation - School Districts LOC)@                       1.22   07/01/2041       25,450,000

                                                                                                                          70,866,461
                                                                                                                     ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Pennsylvania - 1.62%
$  1,960,000  Hollidaysburg PA Area School District AMBAC Insured (Property Tax Revenue LOC)@     6.50%  06/01/2020  $     1,978,351
   3,975,000  Pennsylvania Infrastructure Investory Authority Revenue Ln Pool - Series A          2.00   09/01/2004        3,989,958
  18,600,000  Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
              Series A AMBAC Insured (Educational Facilities Revenue LOC)@                        1.03   12/01/2025       18,600,000
   4,185,000  Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Series II R
              1005 (Sales Tax Revenue LOC)@                                                       1.08   12/01/2015        4,185,000
   6,500,000  Philadelphia PA School District Revenue Series S (Property Tax Revenue LOC)         5.25   03/01/2005        6,749,936

                                                                                                                          35,503,245
                                                                                                                     ---------------

Rhode Island - 0.05%
   1,000,000  Rhode Island Refunding Board Authority State Public Projects Revenue (Lease
              Revenue LOC)@                                                                       1.07   08/01/2005        1,000,000
                                                                                                                     ---------------

South Carolina - 2.04%
  16,400,000  Charleston County SC School District Tax Anticipation Notes (Property Tax
              Revenue LOC)                                                                        1.25   04/14/2004       16,401,767
   5,900,000  Charleston, South Carolina Waterworks and Sewer Revenue Bonds Series 2003a@         1.07   01/01/2033        5,900,000
   4,300,000  Piedmont Municipal Power Agency SC Electric Revenue (Electric Revenue LOC)@         1.05   01/01/2022        4,300,000
   4,435,000  South Carolina Educational Facilities Authority For Private Nonprofit
              Institutions (College And University Revenue LOC)@                                  1.10   02/01/2022        4,435,000
   3,140,000  South Carolina Housing Finance and Development Authority Mtg Revenue Series L
              (Housing Revenue LOC)@                                                              1.17   07/01/2028        3,140,000
   4,700,000  South Carolina Jobs Economic Development Authority Zeuna Staerker USA
              Incorporated Project (Industrial Development Revenue LOC)@                          1.10   12/01/2018        4,700,000
   5,650,000  South Carolina State Public Service Authority Revenue (Electric Revenue LOC)@       1.07   01/01/2023        5,650,000

                                                                                                                          44,526,767
                                                                                                                     ---------------

South Dakota - 0.22%
   4,900,000  Lawrence County SD Solid Waste Disposal Revenue Homestake Mining Company
              Series A Chase Manhatten Bank LOC (Industrial Development Revenue LOC)@             1.16   07/01/2032        4,900,000
                                                                                                                     ---------------

Tennessee - 4.59%
   4,950,000  Chattanooga TN ROC RR Series II-R-1026 MBIA Insured (Property Tax
              Revenue LOC)@                                                                       1.08   10/01/2022        4,950,000
  10,350,000  Clarksville TN Public Building Authority Revenue Pooled Financing Tennessee
              Municipal Bond Funding Bank of America NA LOC (Other Revenue LOC)@                  1.10   07/01/2031       10,350,000
  21,440,000  Clarksville TN Public Building Authority Revenue Pooled Financing Tennessee
              Municipal Bond Funding Bank of America NA LOC (Other Revenue LOC)@                  1.10   01/01/2033       21,440,000
  12,000,000  Jackson TN Energy Authority Wastewater System Revenue FSA Insured (Sewer
              Revenue LOC)@                                                                       1.05   12/01/2022       12,000,000
  19,985,000  Metropolitan Government Nashville & Davidson County TN Industrial Development
              Stewarts Ferry Apartments@                                                          1.05   01/01/2034       19,985,000
   2,000,000  Metropolitan Government Nashville Davidson County TN District Energy (Other
              Revenue LOC)@                                                                       1.08   10/01/2022        2,000,000
  19,635,000  Montgomery County TN Public Building Authority Pooled Financing Revenue
              Tennessee County Loan Pool (Other Revenue LOC)@                                     1.10   04/01/2032       19,635,000
   4,430,500  Portland TN Health & Education Facilities Board Hospital Revenue Series 322
              (Hospital Revenue LOC)@                                                             1.15   11/15/2014        4,430,500
   3,750,000  Tennessee Housing Development Agency Series H (Housing Revenue LOC)@                1.15   01/01/2021        3,750,000
   1,800,000  Volunteer State Student Funding Corporation Tennessee Student Loan Revenue
              Series A1 State Street Bank & Trust Company LOC (Educational Facilities Revenue
              LOC)@                                                                               1.03   12/01/2023        1,800,000

                                                                                                                         100,340,500
                                                                                                                     ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Texas - 12.13%
$  4,000,000  Austin TX (Property Tax Revenue LOC)                                                3.00%  09/01/2004  $     4,031,444
   9,400,000  Austin TX Utility Systems Revenue Series G Receipts (Utilities Revenue LOC)@        1.07   11/15/2011        9,400,000
   8,000,000  Calhoun County TX Solid Waste Disposal Revenue Formosa Plastics Corporation
              Project Bank of America NA LOC (Solid Waste Revenue LOC)@                           1.15   05/01/2025        8,000,000
   7,600,000  Cameron TX Ed Corporation Revenue Dallas Jewish Community Foundation Allied
              Irish Bank plc LOC (Healthcare Facilities Revenue LOC)@                             1.08   12/01/2030        7,600,000
   3,370,000  Dallas Fort Worth TX International Airport Revenue Rocs II R 268 (Industrial
              Development Revenue LOC)@                                                           1.12   11/01/2033        3,370,000
   6,000,000  Eagle Tax-Exempt Trust CTF 20014210 Class A (Dallas TX Area Rapid) AMBAC
              Insured (Sales Tax Revenue LOC)@                                                    1.08   12/01/2026        6,000,000
   4,310,000  Eagle Tax-Exempt Trust CTF 20014302 Class A (Austin TX Electric Utility Systems
              Revenue) FSA Insured (Power Revenue LOC)@                                           1.08   11/15/2017        4,310,000
   4,800,000  Guadalupe Blanco River Authority TX Pollution Control Revenue Central Power &
              Light Company (Industrial Development Revenue LOC)@                                 1.08   11/01/2015        4,800,000
  13,200,000  Gulf Coast Industrial Development Authority (Utilities Revenue LOC)@                1.15   04/01/2038       13,200,000
  11,600,000  Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Exxon Mobil
              Project Series A (Industrial Development Revenue LOC)@                              1.05   06/01/2030       11,600,000
  17,000,000  Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon
              Mobil Project (Pollution Control Revenue LOC)@                                      1.12   12/01/2025       17,000,000
   4,000,000  Gulf Coast Waste Disposal Authority TX Environmental Facilities Revenue Exxon
              Mobil Project (Industrial Development Revenue LOC)@                                 1.05   06/01/2030        4,000,000
   7,700,000  Harris County Hospital                                                              0.98   06/25/2004        7,700,000
   9,000,000  Harris County TX                                                                    1.00   04/07/2004        9,000,000
   3,000,000  Harris County TX (Property Tax Revenue LOC)                                         3.00   10/01/2004        3,029,517
   2,300,000  Harris County TX Health Facilities Development Corporation Revenue YMCA of
              Greater Houston Area (Other Revenue LOC)@                                           1.12   07/01/2037        2,300,000
   8,100,000  Harris County TX Industrial Development Solid Waste Disposal Revenue (Industrial
              Development Revenue LOC)@                                                           1.10   04/01/2032        8,100,000
   3,375,000  Houston Texas GO (Tax Revenue LOC)@                                                 1.10   03/01/2010        3,375,000
   1,400,000  Houston TX                                                                          0.95   08/12/2004        1,400,000
  13,700,000  Houston TX Higher Education Finance Facilities Revenue Floater Receipts Series
              SG 139 Societe Generale LOC (Higher Education Facilities Authority Revenue LOC)@    1.07   11/15/2029       13,700,000
   5,470,000  Houston TX Water & Sewer Systems Revenue CTFs Series 495 FGIC Insured (Water
              & Sewer Revenue LOC)@                                                               1.07   12/01/2030        5,470,000
   3,770,000  Houston TX Water & Sewer Systems Revenue Municipal Trust Receipts Series SG 120
              (Water & Sewer Revenue LOC)@                                                        1.07   12/01/2023        3,770,000
     500,000  North Central TX Health Facilities Development Corporation Revenue Dallas Jewish
              Community Foundation Allied Irish Bank plc LOC (Private School Revenue LOC)@        1.08   12/01/2030          500,000
   1,905,000  Polly Ryon Hospital Authority TX Polly Ryon Memorial Hospital JP Morgan Chase &
              Company LOC (Hospital Revenue LOC)@                                                 1.02   11/01/2026        1,905,000
   6,000,000  San Antonio TX Water Revenue (Water Revenue LOC)@                                   1.05   05/15/2033        6,000,000
   2,900,000  Splendora TX Higher Educational Facilities Corporate Revenue Project Fellowship
              Christian Project (Other Revenue LOC)@                                              1.10   01/01/2017        2,900,000
   4,200,000  Texas Public Financial Authority                                                    0.95   06/07/2004        4,200,000
  45,000,000  Texas State Transportation (Tax Revenue LOC)                                        2.00   08/31/2004       45,159,206
  15,195,000  Travis County TX Health Facilities Development Corporation Health Revenue Series
              4 AMBAC Insured (Healthcare Facilities Revenue LOC)@                                1.11   11/15/2024       15,195,000
   6,295,000  Travis County TX HFA SFMR Series 1287 Collateralized By GNMA (Housing
              Revenue LOC)@                                                                       1.12   09/01/2018        6,295,000

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Texas (continued)
$ 16,000,000  University of Texas                                                                 0.95%  05/11/2004  $    16,000,000
  16,000,000  University of Texas (General Obligation - School Districts LOC)                     0.95   06/30/2004       16,000,000

                                                                                                                         265,310,167
                                                                                                                     ---------------

Utah - 1.51%
   6,100,000  Intermountain Power Agency                                                          0.94   04/05/2004        6,100,000
   2,000,000  Utah State Board of Regents Student Loan Revenue Series 1988c AMBAC Insured
              (Educational Facilities Revenue LOC)@                                               1.03   11/01/2013        2,000,000
  25,000,000  Utah State Board of Regents Student Loan Revenue Series 1997R AMBAC Insured
              (Educational Facilities Revenue LOC)@                                               1.08   11/01/2031       25,000,000

                                                                                                                          33,100,000
                                                                                                                     ---------------

Virginia - 1.10%
   2,840,000  Loudoun County VA IDA Howard Hughes Medical Institute Series A (Industrial
              Development Revenue LOC)@                                                           1.09   02/15/2038        2,840,000
   8,000,000  Peninsula Ports Authority VA                                                        0.95   05/25/2004        8,000,000
   2,000,000  Virginia Beach VA GO (Property Tax Revenue LOC)                                     5.00   07/15/2004        2,023,787
   9,000,000  Virginia Commonwealth Transportation Board Federal Highway Reimbursement Antic
              NT Revenue Bond                                                                     5.50   10/01/2004        9,197,013
   2,000,000  Virginia State Transportation Board Transportation Contract Revenue Northern
              Virginia Transportation District Project Series A (State & Local Governments
              LOC)@                                                                               6.25   05/15/2017        2,033,717

                                                                                                                          24,094,517
                                                                                                                     ---------------

Washington - 5.11%
   5,235,500  Energy Northwest Washington Electric Revenue CTFs Series C FSA Insured (Electric
              Revenue LOC)@                                                                       1.10   01/01/2010        5,235,500
   4,200,000  Energy Northwest Washington Electric Revenue Floats Pa 846 FSA Insured (Electric
              Revenue LOC)@                                                                       1.08   01/01/2010        4,200,000
  27,765,000  Energy Northwest Washington State Electric Revenue Bond, Project No. 3, Series
              2003d3-1 (Electric Revenue LOC)@                                                    1.03   07/01/2018       27,765,000
  13,650,000  Issaquah WA Community Properties Water Revenue Series A Bank of America NA
              LOC (Water Revenue LOC)@                                                            1.03   02/15/2021       13,650,000
   2,000,000  King County WA School District No 411 Series A (Property Tax Revenue LOC)@          5.85   12/01/2011        2,036,178
   5,305,000  Kitsap County WA School District No 400 North Kitsap Series II-R-1009 FSA
              Insured (Property Tax Revenue LOC)@                                                 1.08   12/01/2017        5,305,000
   1,900,000  Snohomish County WA Public Utility District Series A-1 FSA Insured (Utilities
              Revenue LOC)@                                                                       1.03   12/01/2019        1,900,000
   2,000,000  Washington State Economic Development Financing Authority Revenue Ace Tank
              Project US Bank NA LOC (Economic Development Revenue LOC)@                          1.12   11/01/2018        2,000,000
   5,500,000  Washington State Economic Development Financing Authority Revenue Industrial
              Development Canam Steel Project Series D (Economic Development Revenue LOC)@        1.20   09/30/2030        5,500,000
   4,515,000  Washington State Economic Development Financing Authority Revenue Pioneer Human
              Services Project H (Industrial Development Revenue LOC) @                           1.17   09/01/2018        4,515,000
   4,000,000  Washington State Economic Development Financing Authority Solid Waste Disposal
              Revenue Waste Management Incorporated Project Series D (Pollution Control
              Revenue LOC)@                                                                       1.08   07/01/2027        4,000,000
   6,645,000  Washington State HFA MFHR Canyon Lakes II Project Pacific Northwest Bank LOC
              (Housing Revenue LOC)@                                                              1.07   10/01/2019        6,645,000
   6,900,000  Washington State Housing Finance Community MFHR Country Club Apts Series A
              US Bank NA LOC (Housing Revenue LOC)@                                               1.22   08/01/2032        6,900,000
   3,140,000  Washington State Housing Finance Community MFHR Lakewood Meadows Apartments
              Project Series A Insured By FNMA (Multi-Family Housing Revenue LOC)@                1.07   07/15/2033        3,140,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Washington (continued)
$  1,000,000  Washington State Housing Finance Community MFHR Mill Point Apartments Project
              Series A US Bank Trust NA LOC (Housing Revenue LOC)@                                1.16%  01/01/2030  $     1,000,000
   3,500,000  Washington State Housing Finance Community Nonprofit Revenue Annie Wright
              School Bank of America NA LOC (Housing Revenue LOC)@                                1.09   12/01/2023        3,500,000
   1,700,000  Washington State Housing Finance Community Nonprofit Revenue Tacoma Art Museum
              Project Northern Trust Company LOC (Industrial Development Revenue LOC)@            1.17   06/01/2032        1,700,000
   1,700,000  Washington State Public Power Supply System Nuclear Project No 1 Revenue
              Municipal Securities Trust Receipts Series CMC2 Insured By AMBAC (Electric
              Revenue LOC)@                                                                       1.08   01/01/2005        1,700,000
     300,000  Washington State Public Power Supply System Nuclear Project No 2 Revenue
              Municipal Securities Trust Receipts Series CMC3 Insured by AMBAC (Electric
              Revenue LOC)@                                                                       1.08   07/01/2007          300,000
   7,000,000  Washington State Series Sg-37 (Other Revenue LOC)@                                  1.07   07/01/2017        7,000,000
   1,140,000  Yakima County WA Public Corporation Revenue Longview Fire Company Project
              Bank of America NA & SA LOC (Other Revenue LOC)@                                    1.15   01/01/2018        1,140,000
   2,700,000  Yakima County WA Public Corporation Revenue Valley Processing Project Bank of
              America NA LOC (Industrial Development Revenue LOC)@                                1.15   02/01/2015        2,700,000

                                                                                                                         111,831,678
                                                                                                                     ---------------

Wisconsin - 3.45%
   5,470,000  Chilton WI School District ROC RR Series II-R-1017 FGIC Insured (Property Tax
              Revenue LOC)@                                                                       1.08   04/01/2019        5,470,000
   2,812,000  State of Wisconsin                                                                  0.98   06/03/2004        2,812,000
   5,000,000  Waukesha WI School District Tax & Revenue Anticipation Promissory Notes
              (Educational Facilities Revenue LOC)                                                1.50   08/23/2004        5,009,342
  28,400,000  Wisconsin Housing & Economic Development Authority Home Ownership Revenue
              Series I FSA Insured (Housing Revenue LOC)@                                         1.08   09/01/2032       28,400,000
   2,400,000  Wisconsin State Health & Educational Facilities Authority Revenue Alverno
              College Project (Educational Facilities Revenue LOC)@                               1.17   11/01/2017        2,400,000
  23,270,000  Wisconsin State Health & Educational Facilities Authority Revenue Gundersen
              Lutheran Series B (Healthcare Facilities Revenue LOC)@                              1.12   12/01/2029       23,270,000
   7,165,000  Wisconsin State Health & Educational Facilities Authority Revenue Gundersen
              Lutheran Series A (Healthcare Facilities Revenue LOC)@                              1.12   12/01/2015        7,165,000
   1,000,000  Wisconsin State Transportation Revenue Series A (State & Local Governments LOC)@    5.50   07/01/2009        1,012,362

                                                                                                                          75,538,704
                                                                                                                     ---------------

Wyoming - 0.85%
   2,900,000  Lincoln County WY PCR Exxon Company Project (Industrial Development
              Revenue LOC)@                                                                       1.10%  07/01/2017        2,900,000
   1,700,000  Lincoln County WY PCR Exxon Project Series A (Industrial Development
              Revenue LOC)@                                                                       1.10   07/01/2017        1,700,000
   9,900,000  Sublette County WY Pollution Control Revenue Exxon Project Series B (Pollution
              Control Revenue LOC)@                                                               1.05   07/01/2017        9,900,000
   3,000,000  Sweetwater County WY Environment Improvement Revenue Bonds (Pollution
              Control Revenue LOC)@                                                               1.17   11/01/2025        3,000,000
   1,050,000  Uinta County WY PCR Chevron USA Incorporated Project (Industrial Development
              Revenue LOC)@                                                                       1.10   08/15/2020        1,050,000

                                                                                                                          18,550,000
                                                                                                                     ---------------

Total Municipal Bonds & Notes (Cost $2,181,332,871)                                                                    2,181,332,871
                                                                                                                     ---------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Total Investments in Securities
(Cost $2,181,332,871)*                                     99.77%                                                    $ 2,181,332,871
Other Assets and Liabilities, Net                           0.23                                                           4,981,815
                                                          ------                                                     ---------------

Total Net Assets                                          100.00%                                                    $ 2,186,314,686
                                                          ======                                                     ===============

@ These variable rate securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date        Value
Agency Notes - Discount - 0.36%
$  9,127,243  FNMA^                                                                               1.16%  07/01/2004  $  9,100,480

Total Agency Notes - Discount (Cost $9,100,480)                                                                         9,100,480
                                                                                                                     ------------

Agency Notes - Interest Bearing - 1.57%
  40,000,000  FHLMC+/-                                                                            1.03   02/04/2005    39,983,145

Total Agency Notes - Interest Bearing (Cost $39,983,145)                                                               39,983,145
                                                                                                                     ------------

Asset Backed Securities - 0.57%
   8,842,705  WFS Financial Owner Trust Series 2003-3 Class A1                                    1.13   08/20/2004     8,842,705
   5,739,125  Whole Auto Loan Trust Series 2003-1 Class A1                                        1.10   09/15/2004     5,739,125

Total Asset Backed Securities (Cost $14,581,830)                                                                       14,581,830
                                                                                                                     ------------

Certificates of Deposit - 6.07%
  50,000,000  BNP Paribas New York                                                                1.04   07/12/2004    50,000,000
  50,000,000  HBOS Treasury Services plc++                                                        1.06   07/30/2004    50,000,000
  55,000,000  Unicredito Italiano SpA                                                             1.13   04/19/2004    55,000,137

Total Certificates of Deposit (Cost $155,000,137)                                                                     155,000,137
                                                                                                                     ------------

Commercial Paper - 36.61%
  50,000,000  Apreco LLC++^                                                                       1.04   04/02/2004    49,998,556
  50,000,000  Aspen Funding Corporation++^                                                        1.03   04/26/2004    49,964,236
  70,000,000  Bank of Ireland++^                                                                  1.03   05/26/2004    69,889,847
  60,000,000  Beta Finance Incorporated++^                                                        1.04   06/15/2004    59,870,000
  50,000,000  Bills Securitisation Limited^                                                       1.13   04/06/2004    49,992,153
  50,000,000  Blue Spice LLC++^                                                                   1.03   04/16/2004    49,978,542
  20,000,000  Bradford & Bingley plc++^                                                           1.13   01/07/2005    20,000,000
  70,000,000  DnB NOR Bank ASA^                                                                   1.04   05/26/2004    69,889,312
  40,000,000  Eureka Securitization Incorporated++^                                               1.04   05/25/2004    39,937,600
  50,000,000  Gemini Securitization Corporation++^                                                1.03   04/26/2004    49,964,236
  75,000,000  Govco Incorporated++^                                                               1.03   05/25/2004    74,884,125
  63,928,000  Legacy Capital LLC++^                                                               1.06   04/06/2004    63,918,588
  50,000,000  Newport Funding Corportion++^                                                       1.03   04/26/2004    49,964,236
  55,000,000  Nordea North America Incorporated^                                                  1.04   05/26/2004    54,913,031
  50,000,000  Receivables Capital Company LLC++^                                                  1.03   04/26/2004    49,964,236
  31,200,000  Republic of Italy^                                                                  1.09   07/27/2004    31,089,474
  10,000,000  Scaldis Capital LLC++^                                                              1.04   04/30/2004     9,991,663
  20,017,000  Solitaire Funding LLC++^                                                            1.04   04/27/2004    20,001,965
  70,000,000  Ticonderoga Funding LLC++^                                                          1.02   04/26/2004    69,950,417

Total Commercial Paper (Cost $934,162,217)                                                                            934,162,217
                                                                                                                     ------------

Corporate Bonds & Notes - 0.29%
   7,500,000  Associates Corporation of North America+/-                                          1.21   06/25/2004     7,500,000

Total Corporate Bonds & Notes (Cost $7,500,000)                                                                         7,500,000
                                                                                                                     ------------

Extendable Bonds - 0.51%
  13,000,000  General Electric Capital Corporation+/-                                             1.18   04/08/2005    13,008,482

Total Extendable Bonds (Cost $13,008,482)                                                                              13,008,482
                                                                                                                     ------------

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal     Security Name                                                                       Rate      Date          Value
Medium Term Notes - 9.29%
 $50,000,000  Belford U.S. Capital Company++ +/-                                                  1.09%  04/19/2005  $   50,000,000
  40,000,000  CC (USA) Incorporated++                                                             1.50   11/17/2004      40,000,000
  37,500,000  First USA Bank+/-                                                                   1.30   07/21/2004      37,523,234
  24,000,000  M&I Marshall & Ilsley Bank                                                          5.25   12/15/2004      24,629,378
  25,000,000  Premium Asset Trust Series 2002-6++ +/-                                             1.35   06/01/2004      25,006,987
  60,000,000  White Pine Finance LLC++ +/-                                                        1.05   05/17/2004      59,998,464

Total Medium Term Notes (Cost $237,158,063)                                                                             237,158,063
                                                                                                                     --------------

Repurchase Agreements - 45.96%
 100,000,000  Banc One Capital Markets - 102% Collateralized by US Government Securities          1.10   04/01/2004     100,000,000
 411,114,000  Bank of America NA - 102% Collateralized by US Government Securities                1.10   04/01/2004     411,114,000
  30,000,000  Goldman Sachs Group Incorporated - 102% Collateralized by US Government
              Securities                                                                          1.09   04/01/2004      30,000,000
 100,000,000  Goldman Sachs Group Incorporated - 102% Collateralized by US Government
              Securities                                                                          1.11   04/01/2004     100,000,000
  31,759,000  Lehman Brothers Incorporated - 102% Collateralized by US Government                 1.06   04/01/2004      31,759,000
              Securities
  50,000,000  Merrill Lynch & Company Incorporated - 102% Collateralized by US
              Government Securities                                                               1.09   04/01/2004      50,000,000

 450,000,000  UBS Securities LLC - 102% Collateralized by US Government Securities                1.10   04/01/2004     450,000,000

Total Repurchase Agreements (Cost $1,172,873,000)                                                                     1,172,873,000
                                                                                                                     --------------

Time Deposits - 2.74%
  70,000,000  Barclays Bank plc London                                                            1.10   04/01/2004      70,000,000

Total Time Deposits (Cost $70,000,000)                                                                                   70,000,000
                                                                                                                     --------------

Total Investments in Securities
(Cost $2,653,367,354)*                                    103.97%                                                    $2,653,367,354
Other Assets and Liabilities, Net                          (3.97)                                                      (101,335,442)
                                                          ------                                                     --------------
Total Net Assets                                          100.00%                                                    $2,552,031,912
                                                          ======                                                     ==============

^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004        WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                Interest  Maturity
Principal      Security Name                                                                      Rate      Date         Value
US Treasury Securities - 53.21%

US Treasury Bills - 17.38%
$ 200,000,000  US Treasury Bill^                                                                   0.92% 04/01/2004  $  200,000,000
  200,000,000  US Treasury Bill^                                                                   0.96  04/01/2004     200,000,000
  150,000,000  US Treasury Bill^                                                                   0.97  04/01/2004     150,000,000
  150,000,000  US Treasury Bill^                                                                   0.99  04/01/2004     150,000,000
  100,000,000  US Treasury Bill^                                                                   1.01  05/27/2004      99,842,889
  200,000,000  US Treasury Bill^                                                                   0.98  09/23/2004     199,052,083
                                                                                                                        998,894,972
                                                                                                                     --------------

US Treasury Bonds - 3.32%
   79,462,000  US Treasury Bond                                                                   12.38  05/15/2004      80,573,916
  103,845,000  US Treasury Bond                                                                   11.63  11/15/2004     110,491,531
                                                                                                                        191,065,447
                                                                                                                     --------------

US Treasury Notes - 32.51%
  315,000,000  US Treasury Note                                                                    3.38  04/30/2004     315,563,149
   75,000,000  US Treasury Note                                                                    7.25  05/15/2004      75,553,819
  175,000,000  US Treasury Note                                                                    3.25  05/31/2004     175,635,243
   75,000,000  US Treasury Note                                                                    2.88  06/30/2004      75,342,097
   75,000,000  US Treasury Note                                                                    2.25  07/31/2004      75,287,013
  275,000,000  US Treasury Note                                                                    6.00  08/15/2004     280,009,069
  500,000,000  US Treasury Note                                                                    2.13  08/31/2004     502,010,072
  200,000,000  US Treasury Note                                                                    1.88  09/30/2004     200,824,864
   50,000,000  US Treasury Note                                                                    2.13  10/31/2004      50,299,286
  115,000,000  US Treasury Note                                                                    5.88  11/15/2004     118,362,613
                                                                                                                      1,868,887,225
                                                                                                                     --------------

Total US Treasury Securities (Cost $3,058,847,644)                                                                    3,058,847,644
                                                                                                                     --------------

Repurchase Agreements - 46.07%
1,300,000,000  Bear Stearns & Company Incorporated - 102% Collateralized By US Government
               Securities                                                                          1.02  04/01/2004   1,300,000,000
   52,178,000  Deutsche Bank Securities - 102% Collateralized By US Government Securities          1.00  04/01/2004      52,178,000
   90,000,000  Goldman Sachs Group Incorporated - 102% Collateralized By US Government
               Securities                                                                          0.70  04/01/2004      90,000,000
  905,000,000  Goldman Sachs Group Incorporated - 102% Collateralized By US Government
               Securities                                                                          0.99  04/01/2004     905,000,000
  300,000,000  Morgan Stanley Incorporated - 102% Collateralized By US Government Securities       0.90  04/01/2004     300,000,000

Total Repurchase Agreements (Cost $2,647,178,000)                                                                     2,647,178,000
                                                                                                                     --------------

Total Investments in Securities
(Cost $5,706,025,644)*                                     99.28%                                                    $5,706,025,644
Other Assets and Liabilities, Net                           0.72                                                         41,215,855
                                                          ------                                                     --------------
Total Net Assets                                          100.00%                                                    $5,747,241,499
                                                          ======                                                     ==============

^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET FUNDS        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                                                               Interest  Maturity
Principal     Security Name                                                                      Rate      Date          Value
US Treasury Securities - 103.08%

US Treasury Bills - 94.27%
$100,000,000  US Treasury Bill^                                                                  0.96%  04/01/2004  $  100,000,000
 150,000,000  US Treasury Bill^                                                                  0.97   04/01/2004     150,000,000
 250,000,000  US Treasury Bill^                                                                  0.95   04/08/2004     249,954,062
 100,000,000  US Treasury Bill^                                                                  0.91   04/15/2004      99,964,611
 150,000,000  US Treasury Bill^                                                                  0.88   04/22/2004     149,923,437
 125,000,000  US Treasury Bill^                                                                  0.89   04/29/2004     124,913,958
 100,000,000  US Treasury Bill^                                                                  0.95   04/29/2004      99,926,111
  84,755,000  US Treasury Bill^                                                                  0.91   05/06/2004      84,680,015
  75,000,000  US Treasury Bill^                                                                  0.92   05/06/2004      74,933,281
 100,000,000  US Treasury Bill^                                                                  0.92   05/06/2004      99,910,556
 125,000,000  US Treasury Bill^                                                                  0.91   05/13/2004     124,867,292
 125,000,000  US Treasury Bill^                                                                  0.92   05/13/2004     124,865,833
 150,000,000  US Treasury Bill^                                                                  0.92   05/20/2004     149,813,188
 120,260,000  US Treasury Bill^                                                                  0.93   05/27/2004     120,086,959
  50,000,000  US Treasury Bill^                                                                  0.93   05/27/2004      49,927,667
  75,000,000  US Treasury Bill^                                                                  0.94   05/27/2004      74,890,917
 150,000,000  US Treasury Bill^                                                                  0.94   06/03/2004     149,753,250
 150,000,000  US Treasury Bill^                                                                  0.95   06/17/2004     149,696,813
 275,000,000  US Treasury Bill^                                                                  0.93   06/24/2004     274,403,250
  75,000,000  US Treasury Bill^                                                                  0.94   07/01/2004      74,821,792
 100,000,000  US Treasury Bill^                                                                  0.95   07/01/2004      99,761,125
 125,000,000  US Treasury Bill^                                                                  1.00   07/08/2004     124,659,722
 100,000,000  US Treasury Bill^                                                                  0.95   07/15/2004      99,722,917
 110,000,000  US Treasury Bill^                                                                  0.98   09/16/2004     109,496,933
                                                                                                                     2,960,973,689
                                                                                                                    --------------

US Treasury Notes - 8.81%
 125,000,000  US Treasury Note                                                                   3.38   04/30/2004     125,229,333
 100,000,000  US Treasury Note                                                                   2.25   07/31/2004     100,388,152
  50,000,000  US Treasury Note                                                                   6.00   08/15/2004      50,911,212
                                                                                                                       276,528,697
                                                                                                                    --------------

Total US Treasury Securities (Cost $3,237,502,386)                                                                   3,237,502,386
                                                                                                                    --------------

Total Investments in Securities
(Cost $3,237,502,386)*                                    103.08%                                                   $3,237,502,386
Other Assets and Liabilities, Net                          (3.08)                                                      (96,600,253)
                                                          ------                                                    --------------

Total Net Assets                                          100.00%                                                   $3,140,902,133
                                                          ======                                                    ==============

^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                        This page is intentionally left blank --

WELLS FARGO MONEY MARKET FUNDS             STATEMENTS OF ASSETS AND LIABILITIES
                                                              -- MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                                     California
                                                                                       Tax-Free   Cash Investment
                                                                                   Money Market      Money Market
                                                                                           Fund              Fund
                                                                                 --------------   ---------------
INVESTMENTS:
   In securities, at market value ............................................   $2,628,867,403   $13,110,544,102
   Repurchase Agreements .....................................................                0     1,623,394,000
                                                                                 --------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............................    2,628,867,403    14,733,938,102
                                                                                 --------------   ---------------
   Cash ......................................................................           88,180            50,092
   Receivable for Fund shares issued .........................................                0           799,181
   Receivable for investments sold ...........................................                0                 0
   Receivables for dividends and interest ....................................        8,981,967        16,608,282
                                                                                 --------------   ---------------
TOTAL ASSETS .................................................................    2,637,937,550    14,751,395,657
                                                                                 --------------   ---------------

LIABILITIES
   Payable for investments purchased .........................................        6,052,515       150,000,000
   Dividends payable .........................................................          121,191         4,100,940
   Payable to investment advisor and affiliates (Note 3) .....................          901,548         2,251,639
   Payable to the Trustees and Distributor ...................................          483,742         1,859,917
   Accrued expenses and other liabilities ....................................          205,163           183,054
                                                                                 --------------   ---------------
TOTAL LIABILITIES ............................................................        7,764,159       158,395,550
                                                                                 --------------   ---------------
TOTAL NET ASSETS .............................................................   $2,630,173,391   $14,593,000,107
                                                                                 ==============   ===============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
   Paid-in capital ...........................................................   $2,630,084,340   $14,592,937,548
   Undistributed net investment income (loss) ................................             (986)           (7,753)
   Undistributed net realized gain (loss) on investments .....................           90,037            70,312
                                                                                 --------------   ---------------
TOTAL NET ASSETS .............................................................   $2,630,173,391   $14,593,000,107
                                                                                 ==============   ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------
   Net assets - Class A ......................................................   $2,262,957,421               N/A
   Shares outstanding - Class A ..............................................    2,262,830,160               N/A
   Net asset value and offering price per share - Class A ....................   $         1.00               N/A
   Net assets - Administrator Class ..........................................              N/A   $   281,123,572
   Shares outstanding - Administrator Class .......................... .......              N/A       281,132,450
   Net asset value and offering price per share - Administrator Class ........              N/A   $          1.00
   Net assets - Institutional Class ..........................................              N/A   $ 5,839,328,775
   Shares outstanding - Institutional Class ..................................              N/A     5,839,327,770
   Net asset value and offering price per share - Institutional Class ........              N/A   $          1.00
   Net assets - Service Class ................................................   $  367,215,970   $ 8,472,547,760
   Shares outstanding - Service Class ........................................      367,201,636     8,472,966,596
   Net asset value and offering price per share - Service Class ..............   $         1.00   $          1.00
                                                                                 --------------   ---------------
INVESTMENTS AT COST ..........................................................   $2,628,867,403   $14,733,938,102
                                                                                 ==============   ===============

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES              WELLS FARGO MONEY MARKET FUNDS
 -- MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                                  Government         National   Prime Investment
                                                                                Money Market   Tax-Free Money       Money Market
                                                                                        Fund      Market Fund               Fund
                                                                              --------------   --------------   ----------------
INVESTMENTS:
   In securities, at market value ............................................$4,607,947,718   $2,181,332,871     $1,480,494,354
   Repurchase Agreements ..................................................... 2,351,348,000                0      1,172,873,000
                                                                              --------------   --------------     --------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............................ 6,959,295,718    2,181,332,871      2,653,367,354
                                                                              --------------   --------------     --------------
   Cash ......................................................................        50,782          107,030             50,486
   Receivable for Fund shares issued .........................................             0                0                  0
   Receivable for investments sold ...........................................   125,053,707                0                  0
   Receivables for dividends and interest ....................................    14,068,038        6,351,189          1,259,361
                                                                              --------------   --------------     --------------
TOTAL ASSETS ................................................................. 7,098,468,245    2,187,791,090      2,654,677,201
                                                                              --------------   --------------     --------------

LIABILITIES
   Payable for investments purchased .........................................   328,058,174                0        100,000,000
   Dividends payable .........................................................     2,743,753          432,619          1,292,931
   Payable to investment advisor and affiliates (Note 3) .....................     1,382,313          472,504            557,159
   Payable to the Trustees and Distributor ...................................     1,042,046          406,380            341,436
   Accrued expenses and other liabilities ....................................        79,760          164,901            453,763
                                                                              --------------   --------------     --------------
TOTAL LIABILITIES ............................................................   333,306,046        1,476,404        102,645,289
                                                                              --------------   --------------     --------------
TOTAL NET ASSETS .............................................................$6,765,162,199   $2,186,314,686     $2,552,031,912
                                                                              ==============   ==============     ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   Paid-in capital ...........................................................$6,765,124,942   $2,185,996,713     $2,552,035,519
   Undistributed net investment income (loss) ................................        31,018                0                  4
   Undistributed net realized gain (loss) on investments .....................         6,239          317,973             (3,611)
                                                                              --------------   --------------     --------------
TOTAL NET ASSETS .............................................................$6,765,162,199   $2,186,314,686     $2,552,031,912
                                                                              ==============   ==============     ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
   Net assets - Class A ......................................................$  365,169,254   $  621,662,964                N/A
   Shares outstanding - Class A ..............................................   365,168,810      621,546,597                N/A
   Net asset value and offering price per share - Class A ....................$         1.00   $         1.00                N/A
   Net assets - Administrator Class ..........................................$  160,507,474              N/A                N/A
   Shares outstanding - Administrator Class .......................... .......   160,507,969              N/A                N/A
   Net asset value and offering price per share - Administrator Class ........$         1.00              N/A                N/A
   Net assets - Institutional Class ..........................................$1,471,711,007   $  302,139,660     $1,085,856,302
   Shares outstanding - Institutional Class .................................. 1,471,715,246      302,109,301      1,085,885,259
   Net asset value and offering price per share - Institutional Class ........$         1.00   $         1.00     $         1.00
   Net assets - Service Class ................................................$4,767,774,464   $1,262,512,062     $1,466,175,610
   Shares outstanding - Service Class ........................................ 4,767,772,391    1,262,182,425      1,466,157,724
   Net asset value and offering price per share - Service Class ..............$         1.00   $         1.00     $         1.00
                                                                              --------------   --------------     --------------
INVESTMENTS AT COST ..........................................................$6,959,295,718   $2,181,332,871     $2,653,367,354
                                                                              ==============   ==============     ==============

                                                                               Treasury Plus    100% Treasury
                                                                                Money Market     Money Market
                                                                                        Fund             Fund
                                                                              --------------   --------------
INVESTMENTS:
   In securities, at market value ............................................$3,058,847,644   $3,237,502,386
   Repurchase Agreements ..................................................... 2,647,178,000                0
                                                                              --------------   --------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............................ 5,706,025,644    3,237,502,386
                                                                              --------------   --------------
   Cash ......................................................................       100,991           52,657
   Receivable for Fund shares issued .........................................        45,231              213
   Receivable for investments sold ...........................................    21,668,432      103,063,505
   Receivables for dividends and interest ....................................    23,603,148        2,523,277
                                                                              --------------   --------------
TOTAL ASSETS ................................................................. 5,751,443,446    3,343,142,038
                                                                              --------------   --------------

LIABILITIES
   Payable for investments purchased .........................................             0      199,687,236
   Dividends payable .........................................................     2,119,150        1,035,689
   Payable to investment advisor and affiliates (Note 3) .....................     1,187,622        1,338,206
   Payable to the Trustees and Distributor ...................................       800,822           38,106
   Accrued expenses and other liabilities ....................................        94,353          140,668
                                                                              --------------   --------------
TOTAL LIABILITIES ............................................................     4,201,947      202,239,905
                                                                              --------------   --------------
TOTAL NET ASSETS .............................................................$5,747,241,499   $3,140,902,133
                                                                              ==============   ==============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------
   Paid-in capital ...........................................................$5,747,245,152   $3,140,772,269
   Undistributed net investment income (loss) ................................        (3,441)          64,581
   Undistributed net realized gain (loss) on investments .....................          (212)          65,283
                                                                              --------------   --------------
TOTAL NET ASSETS .............................................................$5,747,241,499   $3,140,902,133
                                                                              ==============   ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------------------------------------------
   Net assets - Class A ......................................................$2,457,863,842   $  162,882,894
   Shares outstanding - Class A .............................................. 2,457,909,516      162,842,862
   Net asset value and offering price per share - Class A ....................$         1.00   $         1.00
   Net assets - Administrator Class ..........................................           N/A              N/A
   Shares outstanding - Administrator Class .......................... .......           N/A              N/A
   Net asset value and offering price per share - Administrator Class ........           N/A              N/A
   Net assets - Institutional Class ..........................................$1,964,434,704              N/A
   Shares outstanding - Institutional Class .................................. 1,964,604,454              N/A
   Net asset value and offering price per share - Institutional Class ........$         1.00              N/A
   Net assets - Service Class ................................................$1,324,942,953   $2,978,019,239
   Shares outstanding - Service Class ........................................ 1,324,947,444    2,977,934,312
   Net asset value and offering price per share - Service Class ..............$         1.00   $         1.00
                                                                              --------------   --------------
INVESTMENTS AT COST ..........................................................$5,706,025,644   $3,237,502,386
                                                                              ==============   ==============

WELLS FARGO MONEY MARKET FUNDS                 STATEMENTS OF OPERATIONS --
                                               FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                           California
                                                                             Tax-Free   Cash Investment
                                                                         Money Market      Money Market
                                                                                 Fund              Fund
                                                                         ------------   ---------------
INVESTMENT INCOME
   Interest ..........................................................    $26,330,124      $178,750,339
                                                                          -----------      ------------
   TOTAL INVESTMENT INCOME ...........................................     26,330,124       178,750,339
                                                                          -----------      ------------

EXPENSES
   Advisory fees .....................................................      7,816,178        15,050,350
   Administration Fees
   Fund Level ........................................................      1,302,696         7,525,175
      Class A ........................................................      4,958,132               N/A
      Administrator Class ............................................            N/A            89,933
      Institutional Class ............................................            N/A         4,395,629
      Service Class ..................................................        422,036        11,359,058
   Custody fees ......................................................        521,079         3,010,070
   Shareholder servicing fees ........................................      5,634,241        23,754,637
   Accounting fees ...................................................        168,561           599,923
   Audit fees ........................................................         18,051            25,067
   Legal fees ........................................................         17,938           207,938
   Registration fees .................................................          3,500            70,000
   Shareholder reports ...............................................          1,500           419,573
   Trustees' fees ....................................................          6,390             6,390
   Other fees and expenses ...........................................         37,313           183,620
                                                                          -----------      ------------
   TOTAL EXPENSES ....................................................     20,907,615        66,697,363
                                                                          -----------      ------------

LESS:
   Waived fees and reimbursed expenses (Note 3) ......................     (4,646,694)       (7,752,607)
   Net expenses ......................................................     16,260,921        58,944,756
                                                                          -----------      ------------
NET INVESTMENT INCOME (LOSS) .........................................     10,069,203       119,805,583
                                                                          ===========      ============
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................         90,037            70,312
                                                                          -----------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....    $10,159,240      $119,875,895
                                                                          ===========      ============

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS --                       WELLS FARGO MONEY MARKET FUNDS
FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------

                                                      Government         National   Prime Investment   Treasury Plus  100% Treasury
                                                    Money Market   Tax-Free Money       Money Market    Money Market   Money Market
                                                            Fund      Market Fund               Fund            Fund           Fund
                                                    ------------   --------------   ----------------   -------------  -------------
INVESTMENT INCOME
   Interest ........................................ $70,310,358      $20,188,245        $26,284,934     $51,203,396    $30,461,056
                                                     -----------      -----------        -----------     -----------    -----------
TOTAL INVESTMENT INCOME ............................  70,310,358       20,188,245         26,284,934      51,203,396     30,461,056
                                                     -----------      -----------        -----------     -----------    -----------

EXPENSES
   Advisory fees ...................................  10,647,060        1,914,096          2,333,336       4,798,980     10,516,398
   Administration Fees
   Fund Level ......................................   3,081,291          957,048          1,178,919       2,399,490      1,502,342
      Class A ......................................     658,114          969,117                N/A       3,589,594        439,658
      Administrator Class ..........................      62,788              N/A                N/A             N/A            N/A
      Institutional Class ..........................     625,221          137,379            378,036       1,477,728            N/A
      Service Class ................................   6,022,950        1,562,237          2,220,699       1,584,225      3,365,809
   Custody fees ....................................   1,232,516          382,819            466,667         959,796        600,937
   Shareholder servicing fees ......................   9,043,336        4,355,930          4,651,978       7,379,553        499,611
   Accounting fees .................................     258,320          129,157            153,053         293,595        191,320
   Audit fees ......................................      18,051           18,051             18,051          17,048         11,031
   Legal fees ......................................      17,938           12,938             17,938          17,938         17,938
   Registration fees ...............................      35,000            6,000             10,000         279,619          3,000
   Shareholder reports .............................       5,000            3,000              5,000          73,134          2,000
   Trustees' fees ..................................       6,390            6,390              6,390           6,390          6,390
   Other fees and expenses .........................      26,501            9,200             15,560          21,816         35,394
                                                     -----------      -----------        -----------     -----------    -----------
   TOTAL EXPENSES ..................................  31,740,476       10,463,362         11,455,627      22,898,906     17,191,828
                                                     -----------      -----------        -----------     -----------    -----------

LESS:
   Waived fees and reimbursed expenses (Note 3) ....  (2,794,722)      (1,363,303)          (384,798)     (2,101,060)    (2,188,082)
   Net expenses ....................................  28,945,754        9,100,059         11,070,829      20,797,846     15,003,746
                                                     -----------      -----------        -----------     -----------    -----------
NET INVESTMENT INCOME (LOSS) .......................  41,364,604       11,088,186         15,214,105      30,405,550     15,457,310
                                                     ===========      ===========        ===========     ===========    ===========
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......      15,164          319,581             (3,611)            696         89,370
                                                     -----------      -----------        -----------     -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS................................ $41,379,768      $11,407,767        $15,210,494     $30,406,246    $15,546,680
                                                     ===========      ===========        ===========     ===========    ===========

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      CALIFORNIA TAX-FREE
                                                                                                       MONEY MARKET FUND
                                                                                                ---------------------------------
                                                                                                        For the          For the
                                                                                                     Year Ended        Year Ended
                                                                                                 March 31, 2004    March 31, 2003
                                                                                                ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
       Beginning Net Assets .................................................................   $ 2,662,105,499   $ 2,711,585,081
OPERATIONS:
   Net investment income (loss) .............................................................        10,069,203        19,492,554
   Net realized gain (loss) on investments ..................................................            90,037           235,208
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................        10,159,240        19,727,762
                                                                                                ---------------   ---------------
Distributions to shareholders from:
NET INVESTMENT INCOME
       Class A ..............................................................................        (8,140,217)      (16,873,030)
       Administrator Class ..................................................................               N/A               N/A
       Institutional Class ..................................................................               N/A               N/A
       Service Class ........................................................................        (1,965,819)       (2,620,509)
NET REALIZED GAIN ON SALES OF INVESTMENTS
       Class A ..............................................................................                 0          (115,803)
       Administrator Class ..................................................................               N/A               N/A
       Institutional Class ..................................................................               N/A               N/A
       Service Class ........................................................................                 0           (15,435)
Capital shares transactions:
   Proceeds from shares sold - Class A ......................................................     3,601,704,162     2,886,230,813
   Reinvestment of distributions - Class A ..................................................         7,990,324        14,022,246
   Cost of shares redeemed - Class A ........................................................    (3,704,540,683)   (2,991,380,111)
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ...       (94,846,197)      (91,127,052)
                                                                                                ---------------   ---------------
   Proceeds from shares sold - Administrator Class ..........................................               N/A               N/A
   Reinvestment of distributions - Administrator Class ......................................               N/A               N/A
   Cost of shares redeemed - Administrator Class ............................................               N/A               N/A
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ......................................................................               N/A               N/A
                                                                                                ---------------   ---------------
   Proceeds from shares sold - Institutional Class ..........................................               N/A               N/A
   Reinvestment of distributions - Institutional Class ......................................               N/A               N/A
   Cost of shares redeemed - Institutional Class ............................................               N/A               N/A
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ......................................................................               N/A               N/A
                                                                                                ---------------   ---------------
   Proceeds from shares sold - Service Class ................................................       827,986,814       476,426,238
   Reinvestment of distributions - Service Class ............................................         1,644,614         2,314,388
   Cost of shares redeemed - Service Class ..................................................      (766,770,543)     (437,196,141)
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS ....................................................................................        62,860,885        41,544,485
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .............       (31,985,312)      (49,582,567)
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................       (31,932,108)      (49,479,582)
                                                                                                ===============   ===============
ENDING NET ASSETS ...........................................................................   $ 2,630,173,391   $ 2,662,105,499
                                                                                                ---------------   ---------------
Shares Issued and Redeemed:
   Shares sold - Class A ....................................................................     3,601,704,162     2,886,241,038
   Shares issued in reinvestment of distributions - Class A .................................         7,990,324        14,022,246
   Shares redeemed - Class A ................................................................    (3,704,540,683)   (2,991,380,110)
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................       (94,846,197)      (91,116,826)
                                                                                                ---------------   ---------------
   Shares sold - Administrator Class ........................................................               N/A               N/A
   Shares issued in reinvestment of distributions - Administrator Class .....................               N/A               N/A
   Shares redeemed - Administrator Class ....................................................               N/A               N/A
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................               N/A               N/A
                                                                                                ---------------   ---------------
   Shares sold - Institutional Class ........................................................               N/A               N/A
   Shares issued in reinvestment of distributions - Institutional Class .....................               N/A               N/A
   Shares redeemed -Institutional Class .....................................................               N/A               N/A
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................               N/A               N/A
                                                                                                ---------------   ---------------
   Shares sold - Service Class ..............................................................       827,986,814       476,426,622
   Shares issued in reinvestment of distributions - Service Class ...........................         1,644,614         2,314,388
   Shares redeemed - Service Class ..........................................................      (766,770,543)     (437,196,140)
                                                                                                ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...............................        62,860,885        41,544,870
                                                                                                ---------------   ---------------
   Net increase (decrease) in shares outstanding resulting from capital share transactions ..       (31,985,312)      (49,571,956)
                                                                                                ---------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .......................................   $          (986)  $          (985)
                                                                                                ===============   ===============

(1) "Proceeds from shares sold" and "Shares sold" include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                        CASH INVESTMENT
                                                                                                       MONEY MARKET FUND
                                                                                            ---------------------------------------
                                                                                                       For the              For the
                                                                                                    Year Ended           Year Ended
                                                                                                March 31, 2004       March 31, 2003
                                                                                            ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
       Beginning Net Assets ...............................................................  $  15,765,893,029    $  18,823,956,591
OPERATIONS:
   Net investment income (loss) ...........................................................        119,805,583          232,012,539
   Net realized gain (loss) on investments ................................................             70,312            1,076,740
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................        119,875,895          233,089,279
                                                                                             -----------------    -----------------
Distributions to shareholders from:
NET INVESTMENT INCOME
       Class A ............................................................................                N/A                  N/A
       Administrator Class ................................................................           (719,651)                 N/A
       Institutional Class ................................................................        (53,412,566)         (85,639,688)
       Service Class ......................................................................        (66,323,394)        (146,372,851)
NET REALIZED GAIN ON SALES OF INVESTMENTS
       Class A ............................................................................                N/A                  N/A
       Administrator Class ................................................................                  0                    0
       Institutional Class ................................................................                  0             (152,420)
       Service Class ......................................................................                  0             (282,560)
Capital shares transactions:
   Proceeds from shares sold - Class A ....................................................                N/A                  N/A
   Reinvestment of distributions - Class A ................................................                N/A                  N/A
   Cost of shares redeemed - Class A ......................................................                N/A                  N/A
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .                N/A                  N/A
                                                                                             -----------------    -----------------
   Proceeds from shares sold - Administrator Class ........................................      1,163,542,440                  N/A
   Reinvestment of distributions - Administrator Class ....................................            558,170                    0
   Cost of shares redeemed - Administrator Class ..........................................       (882,968,160)                   0
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................        281,132,450                    0
                                                                                             -----------------    -----------------
   Proceeds from shares sold - Institutional Class ........................................    283,888,537,145      287,346,947,223
   Reinvestment of distributions - Institutional Class ....................................         15,737,642           19,325,692
   Cost of shares redeemed - Institutional Class ..........................................   (283,240,034,692)    (287,669,168,584)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................        664,240,095         (302,895,669)
                                                                                             -----------------    -----------------
   Proceeds from shares sold - Service Class ..............................................     32,454,220,617       34,274,299,406
   Reinvestment of distributions - Service Class ..........................................         45,899,264           87,283,110
   Cost of shares redeemed - Service Class ................................................    (34,617,805,632)     (37,117,392,169)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS ..................................................................................    (2,117,685,751)      (2,755,809,653)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........     (1,172,313,206)      (3,058,705,322)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................     (1,172,892,922)      (3,058,063,562)
                                                                                             =================    =================
ENDING NET ASSETS .........................................................................  $  14,593,000,107    $  15,765,893,029
                                                                                             -----------------    -----------------
Shares Issued and Redeemed:
   Shares sold - Class A ..................................................................                N/A                  N/A
   Shares issued in reinvestment of distributions - Class A ...............................                N/A                  N/A
   Shares redeemed - Class A ..............................................................                N/A                  N/A
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................                N/A                  N/A
                                                                                             -----------------    -----------------
   Shares sold - Administrator Class ......................................................      1,163,542,440                  N/A
   Shares issued in reinvestment of distributions - Administrator Class ...................            558,170                  N/A
   Shares redeemed - Administrator Class ..................................................       (882,968,160)                 N/A
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................        281,132,450                  N/A
                                                                                             -----------------    -----------------
   Shares sold - Institutional Class ......................................................    283,888,537,143      287,346,947,224
   Shares issued in reinvestment of distributions - Institutional Class ...................         15,737,642           19,325,692
   Shares redeemed -Institutional Class ...................................................   (283,240,034,692)    (287,668,882,040)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................        664,240,093         (302,609,124)
                                                                                             -----------------    -----------------
   Shares sold - Service Class ............................................................     32,454,220,617       34,274,299,406
   Shares issued in reinvestment of distributions - Service Class .........................         45,899,263           87,283,110
   Shares redeemed - Service Class ........................................................    (34,617,805,633)     (37,117,399,088)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .............................     (2,117,685,753)      (2,755,816,572)
                                                                                             -----------------    -----------------
   Net increase (decrease) in shares outstanding resulting from capital share transactions.     (1,172,313,210)      (3,058,425,696)
                                                                                             -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .....................................  $          (7,753)   $          (7,752)
                                                                                             =================    =================


                                                                                                            GOVERNMENT
                                                                                                         MONEY MARKET FUND
                                                                                              -------------------------------------
                                                                                                       For the              For the
                                                                                                     Year Ended          Year Ended
                                                                                              March 31, 2004(1)      March 31, 2003
                                                                                              -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
       Beginning Net Assets ...............................................................    $  5,083,245,155    $  5,896,987,284
OPERATIONS:
   Net investment income (loss) ...........................................................          41,364,604          65,028,284
   Net realized gain (loss) on investments ................................................              15,164             460,738
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          41,379,768          65,489,022
                                                                                               ----------------    ----------------
Distributions to shareholders from:
NET INVESTMENT INCOME
       Class A ............................................................................          (1,386,897)         (1,837,311)
       Administrator Class ................................................................            (470,158)                N/A
       Institutional Class ................................................................          (7,016,487)                N/A
       Service Class ......................................................................         (32,531,372)        (63,195,521)
NET REALIZED GAIN ON SALES OF INVESTMENTS
       Class A ............................................................................                   0             (19,974)
       Administrator Class ................................................................                   0                 N/A
       Institutional Class ................................................................                   0                 N/A
       Service Class ......................................................................                   0            (493,768)
Capital shares transactions:
   Proceeds from shares sold - Class A ....................................................         550,880,065         353,982,022
   Reinvestment of distributions - Class A ................................................           1,439,561           1,271,123
   Cost of shares redeemed - Class A ......................................................        (432,791,496)       (254,182,834)
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .         119,528,130         101,070,311
                                                                                               ----------------    ----------------
   Proceeds from shares sold - Administrator Class ........................................       2,444,949,529                 N/A
   Reinvestment of distributions - Administrator Class ....................................             149,018                 N/A
   Cost of shares redeemed - Administrator Class ..........................................      (2,284,590,578)                N/A
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................         160,507,969                 N/A
                                                                                               ----------------    ----------------
   Proceeds from shares sold - Institutional Class ........................................       9,872,411,140                 N/A
   Reinvestment of distributions - Institutional Class ....................................           1,856,274                 N/A
   Cost of shares redeemed - Institutional Class ..........................................      (8,402,552,128)                N/A
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................       1,471,715,286                 N/A
                                                                                               ----------------    ----------------
   Proceeds from shares sold - Service Class ..............................................      35,380,968,454      33,705,518,589
   Reinvestment of distributions - Service Class ..........................................           7,382,031          10,693,415
   Cost of shares redeemed - Service Class ................................................     (35,458,159,680)    (34,630,966,892)
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS ..................................................................................        (69,809,195)       (914,754,888)
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........       1,681,942,190        (813,684,577)
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       1,681,917,044        (813,742,129)
                                                                                               ================    ================
ENDING NET ASSETS .........................................................................    $  6,765,162,199    $  5,083,245,155
                                                                                               ----------------    ----------------
Shares Issued and Redeemed:
   Shares sold - Class A ..................................................................         550,880,064         353,982,022
   Shares issued in reinvestment of distributions - Class A ...............................           1,439,561           1,271,123
   Shares redeemed - Class A ..............................................................        (432,791,496)       (254,182,684)
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................         119,528,129         101,070,461
                                                                                               ----------------    ----------------
   Shares sold - Administrator Class ......................................................       2,444,949,529                 N/A
   Shares issued in reinvestment of distributions - Administrator Class ...................             149,018                 N/A
   Shares redeemed - Administrator Class ..................................................      (2,284,590,578)                N/A
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................         160,507,969                 N/A
                                                                                               ----------------    ----------------
   Shares sold - Institutional Class ......................................................       9,872,411,099                 N/A
   Shares issued in reinvestment of distributions - Institutional Class ...................           1,856,274                 N/A
   Shares redeemed -Institutional Class ...................................................      (8,402,552,128)                N/A
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................       1,471,715,245                 N/A
                                                                                               ----------------    ----------------
   Shares sold - Service Class ............................................................      35,380,913,143      33,705,518,590
   Shares issued in reinvestment of distributions - Service Class .........................           7,382,031          10,693,415
   Shares redeemed - Service Class ........................................................     (35,458,159,680)    (34,630,950,201)
                                                                                               ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .............................         (69,864,506)       (914,738,196)
                                                                                               ----------------    ----------------
   Net increase (decrease) in shares outstanding resulting from capital share transactions.       1,681,886,837        (813,667,735)
                                                                                               ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .....................................    $         31,018    $              0
                                                                                               ================    ================


                                                                                                         NATIONAL TAX-FREE
                                                                                                         MONEY MARKET FUND
                                                                                             ------------------------------------
                                                                                                       For the            For the
                                                                                                    Year Ended         Year Ended
                                                                                             March 31, 2004(1)     March 31, 2003
                                                                                             -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
       Beginning Net Assets ...............................................................    $ 1,528,551,577    $ 1,572,155,033
OPERATIONS:
   Net investment income (loss) ...........................................................         11,088,186         16,648,886
   Net realized gain (loss) on investments ................................................            319,581             68,020
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................         11,407,767         16,716,906
                                                                                              ----------------    ---------------
Distributions to shareholders from:
NET INVESTMENT INCOME
       Class A ............................................................................         (1,640,214)               N/A
       Administrator Class ................................................................                N/A                N/A
       Institutional Class ................................................................         (1,416,669)        (1,353,229)
       Service Class ......................................................................         (8,041,932)       (15,295,663)
NET REALIZED GAIN ON SALES OF INVESTMENTS
       Class A ............................................................................                  0                N/A
       Administrator Class ................................................................                N/A                N/A
       Institutional Class ................................................................                  0             (2,183)
       Service Class ......................................................................                  0            (21,865)
Capital shares transactions:
   Proceeds from shares sold - Class A ....................................................      1,399,010,816                N/A
   Reinvestment of distributions - Class A ................................................          1,744,755                N/A
   Cost of shares redeemed - Class A ......................................................       (779,189,103)               N/A
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .        621,566,468                N/A
                                                                                              ----------------    ---------------
   Proceeds from shares sold - Administrator Class ........................................                N/A                N/A
   Reinvestment of distributions - Administrator Class ....................................                N/A                N/A
   Cost of shares redeemed - Administrator Class ..........................................                N/A                N/A
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ....................................................................                N/A                N/A
                                                                                              ----------------    ---------------
   Proceeds from shares sold - Institutional Class ........................................       1,282,046,088       767,491,304
   Reinvestment of distributions - Institutional Class ....................................             686,683           264,655
   Cost of shares redeemed - Institutional Class ..........................................     (1,107,592,826)      (778,969,274)
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................        175,139,945        (11,213,315)
                                                                                              ----------------    ---------------
   Proceeds from shares sold - Service Class ..............................................      2,154,668,524      2,254,523,688
   Reinvestment of distributions - Service Class ..........................................          3,080,212          4,476,160
   Cost of shares redeemed - Service Class ................................................     (2,297,000,992)    (2,291,433,975)
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS ..................................................................................      (139,252,256)       (32,434,127)
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........        657,454,157        (43,647,442)
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................        657,763,109        (43,603,476)
                                                                                              ================    ===============
ENDING NET ASSETS .........................................................................    $ 2,186,314,686    $ 1,528,551,577
                                                                                              ----------------    ---------------
Shares Issued and Redeemed:
   Shares sold - Class A ..................................................................      1,398,990,945                N/A
   Shares issued in reinvestment of distributions - Class A ...............................          1,744,755                N/A
   Shares redeemed - Class A ..............................................................       (779,189,103)               N/A
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................        621,546,597                N/A
                                                                                              ----------------    ---------------
   Shares sold - Administrator Class ......................................................                N/A                N/A
   Shares issued in reinvestment of distributions - Administrator Class ...................                N/A                N/A
   Shares redeemed - Administrator Class ..................................................                N/A                N/A
                                                                                              ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......................                N/A                N/A
                                                                                              ----------------    ---------------
   Shares sold - Institutional Class ......................................................      1,282,046,089        767,490,685
   Shares issued in reinvestment of distributions - Institutional Class ...................            686,683            264,655
   Shares redeemed -Institutional Class ...................................................     (1,107,592,826)      (778,969,273)
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................        175,139,946        (11,213,933)
                                                                                              ----------------    ---------------
   Shares sold - Service Class ............................................................      2,154,668,543      2,254,515,379
   Shares issued in reinvestment of distributions - Service Class .........................          3,080,212          4,476,160
   Shares redeemed - Service Class ........................................................     (2,297,000,992)    (2,291,433,975)
                                                                                              ----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .............................       (139,252,237)       (32,442,436)
                                                                                              ----------------    ---------------
   Net increase (decrease) in shares outstanding resulting from capital share transactions.        657,434,306        (43,656,369)
                                                                                              ----------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .....................................    $             0    $            (6)
                                                                                              ================    ===============

WELLS FARGO MONEY MARKET FUNDS               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       PRIME INVESTMENT
                                                                                                       MONEY MARKET FUND
                                                                                             -------------------------------------
                                                                                                       For the             For the
                                                                                                    Year Ended          Year Ended
                                                                                             March 31, 2004(1)      March 31, 2003
                                                                                             -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..................................................................    $  1,818,363,896    $  2,006,493,390
OPERATIONS:
   Net investment income (loss) ..........................................................          15,214,105          28,143,468
   Net realized gain (loss) on investments ...............................................              (3,611)            108,812
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................          15,210,494          28,252,280
                                                                                              ----------------    ----------------
Distributions to shareholders from:
NET INVESTMENT INCOME
   Class A ...............................................................................                 N/A                 N/A
   Administrator Class ...................................................................                 N/A                 N/A
   Institutional Class ...................................................................          (4,215,394)                N/A
   Service Class .........................................................................         (11,078,513)        (28,143,468)
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ...............................................................................                 N/A                 N/A
   Administrator Class ...................................................................                 N/A                 N/A
   Institutional Class ...................................................................                   0                 N/A
   Service Class .........................................................................                   0             (86,851)
Capital shares transactions:
   Proceeds from shares sold - Class A ...................................................                 N/A                 N/A
   Reinvestment of distributions - Class A ...............................................                 N/A                 N/A
   Cost of shares redeemed - Class A .....................................................                 N/A                 N/A
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................                 N/A                 N/A
                                                                                              ----------------    ----------------
   Proceeds from shares sold - Administrator Class .......................................                 N/A                 N/A
   Reinvestment of distributions - Administrator Class ...................................                 N/A                 N/A
   Cost of shares redeemed - Administrator Class .........................................                 N/A                 N/A
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................                 N/A                 N/A
                                                                                              ----------------    ----------------
   Proceeds from shares sold - Institutional Class .......................................       6,704,830,027                 N/A
   Reinvestment of distributions - Institutional Class ...................................             861,282                 N/A
   Cost of shares redeemed - Institutional Class .........................................      (5,619,805,959)                N/A
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................       1,085,885,350                 N/A
                                                                                              ----------------    ----------------
   Proceeds from shares sold - Service Class .............................................      56,932,646,123      55,176,100,867
   Reinvestment of distributions - Service Class .........................................           1,489,417           2,080,589
   Cost of shares redeemed - Service Class ...............................................     (57,286,269,461)    (55,366,332,911)
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS .........................................................................        (352,133,921)       (188,151,455)
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........         733,751,429        (188,151,455)
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         733,668,016        (188,129,494)
                                                                                              ================    ================
ENDING NET ASSETS ........................................................................    $  2,552,031,912    $  1,818,363,896
                                                                                              ----------------    ----------------
Shares Issued and Redeemed:
   Shares sold - Class A .................................................................                 N/A                 N/A
   Shares issued in reinvestment of distributions - Class A ..............................                 N/A                 N/A
   Shares redeemed - Class A .............................................................                 N/A                 N/A
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................                 N/A                 N/A
                                                                                              ----------------    ----------------
   Shares sold - Administrator Class .....................................................                 N/A                 N/A
   Shares issued in reinvestment of distributions - Administrator Class ..................                 N/A                 N/A
   Shares redeemed - Administrator Class .................................................                 N/A                 N/A
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                 N/A                 N/A
                                                                                              ----------------    ----------------
   Shares sold - Institutional Class .....................................................       6,704,829,936                 N/A
   Shares issued in reinvestment of distributions - Institutional Class ..................             861,282                 N/A
   Shares redeemed - Institutional Class .................................................      (5,619,805,959)                N/A
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................       1,085,885,259                 N/A
                                                                                              ----------------    ----------------
   Shares sold - Service Class ...........................................................      56,932,646,122      55,176,107,563
   Shares issued in reinvestment of distributions - Service Class ........................           1,489,417           2,080,589
   Shares redeemed - Service Class .......................................................     (57,286,269,461)    (55,366,332,911)
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............................        (352,133,922)       (188,144,759)
                                                                                              ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................         733,751,337        (188,144,759)
                                                                                              ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ....................................    $              4    $              4
                                                                                              ================    ================

(1) "Proceeds from shares sold" and "Shares sold" include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS               WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------


                                                                                                      TREASURY  PLUS
                                                                                                     MONEY MARKET FUND
                                                                                          --------------------------------------
                                                                                                    For the              For the
                                                                                                 Year Ended           Year Ended
                                                                                          March 31, 2004(1)       March 31, 2003
                                                                                          -----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .................................................................. $  2,773,473,140    $   2,063,967,798
OPERATIONS:
   Net investment income (loss) ..........................................................       30,405,550           29,681,374
   Net realized gain (loss) on investments ...............................................              696               11,432
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................       30,406,246           29,692,806
                                                                                           ----------------    -----------------
Distributions to shareholders from:
NET INVESTMENT INCOME
   Class A ...............................................................................       (6,292,757)                 N/A
   Administrator Class ...................................................................              N/A                  N/A
   Institutional Class ...................................................................      (16,199,925)         (16,390,043)
   Service Class .........................................................................       (7,912,868)         (13,291,330)
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ...............................................................................                0                  N/A
   Administrator Class ...................................................................              N/A                  N/A
   Institutional Class ...................................................................                0              (46,882)
   Service Class .........................................................................                0              (38,008)
Capital shares transactions:
   Proceeds from shares sold - Class A ...................................................    8,521,232,089                  N/A
   Reinvestment of distributions - Class A ...............................................        1,760,169                  N/A
   Cost of shares redeemed - Class A .....................................................   (6,065,128,821)                 N/A
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................    2,457,863,437                  N/A
                                                                                           ----------------    -----------------
   Proceeds from shares sold - Administrator Class .......................................              N/A                  N/A
   Reinvestment of distributions - Administrator Class ...................................              N/A                  N/A
   Cost of shares redeemed - Administrator Class .........................................              N/A                  N/A
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................              N/A                  N/A
                                                                                           ----------------    -----------------
   Proceeds from shares sold - Institutional Class .......................................   72,140,884,611      113,558,849,495
   Reinvestment of distributions - Institutional Class ...................................        2,467,118            2,509,244
   Cost of shares redeemed - Institutional Class .........................................  (71,744,782,379)    (112,901,219,091)
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................      398,569,350          660,139,648
                                                                                           ----------------    -----------------
   Proceeds from shares sold - Service Class .............................................   13,125,490,912       10,808,760,558
   Reinvestment of distributions - Service Class .........................................        1,767,648            2,257,836
   Cost of shares redeemed - Service Class ...............................................  (13,009,923,684)     (10,761,579,243)
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS .........................................................................     117,334,876           49,439,151
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........    2,973,767,663          709,578,799
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................    2,973,768,359          709,505,342
                                                                                           ================    =================
ENDING NET ASSETS ........................................................................ $  5,747,241,499    $   2,773,473,140
                                                                                           ----------------    -----------------
Shares Issued and Redeemed:
   Shares sold - Class A .................................................................    8,521,278,167                  N/A
   Shares issued in reinvestment of distributions - Class A ..............................        1,760,169                  N/A
   Shares redeemed - Class A .............................................................   (6,065,128,821)                 N/A
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................    2,457,909,515                  N/A
                                                                                           ----------------    -----------------
   Shares sold - Administrator Class .....................................................              N/A                  N/A
   Shares issued in reinvestment of distributions - Administrator Class ..................              N/A                  N/A
   Shares redeemed - Administrator Class .................................................              N/A                  N/A
                                                                                          -----------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................              N/A                  N/A
                                                                                           ----------------    -----------------
   Shares sold - Institutional Class .....................................................   72,140,884,610      113,558,849,494
   Shares issued in reinvestment of distributions - Institutional Class ..................        2,467,118            2,509,243
   Shares redeemed - Institutional Class .................................................  (71,744,782,379)    (112,901,208,629)
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................      398,569,349          660,150,108
                                                                                           ----------------    -----------------
   Shares sold - Service Class ...........................................................   13,125,490,912       10,808,760,561
   Shares issued in reinvestment of distributions - Service Class ........................        1,767,648            2,257,835
   Shares redeemed - Service Class .......................................................  (13,009,923,684)     (10,761,560,441)
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............................      117,334,876           49,457,955
                                                                                           ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................    2,973,813,740          709,608,063
                                                                                           ----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .................................... $         (3,441)   $          (4,294)
                                                                                           ================    =================


                                                                                                        100% TREASURY
                                                                                                      MONEY MARKET FUND
                                                                                            -------------------------------------
                                                                                                      For the             For the
                                                                                                   Year Ended          Year Ended
                                                                                               March 31, 2004      March 31, 2003
                                                                                            -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..................................................................   $  2,934,927,382    $  2,663,835,087
OPERATIONS:
   Net investment income (loss) ..........................................................         15,457,310          31,326,676
   Net realized gain (loss) on investments ...............................................             89,370             109,493
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         15,546,680          31,436,169
                                                                                             ----------------    ----------------
Distributions to shareholders from:
NET INVESTMENT INCOME
   Class A ...............................................................................           (736,608)         (1,614,815)
   Administrator Class ...................................................................                N/A                 N/A
   Institutional Class ...................................................................                N/A                 N/A
   Service Class .........................................................................        (14,720,799)        (30,020,000)
NET REALIZED GAIN ON SALES OF INVESTMENTS
   Class A ...............................................................................                  0              (3,104)
   Administrator Class ...................................................................                N/A                 N/A
   Institutional Class ...................................................................                N/A                 N/A
   Service Class .........................................................................                  0             (50,042)
Capital shares transactions:
   Proceeds from shares sold - Class A ...................................................        449,479,514         409,695,186
   Reinvestment of distributions - Class A ...............................................            820,154           1,510,309
   Cost of shares redeemed - Class A .....................................................       (496,707,697)       (363,853,473)
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................        (46,408,029)         47,352,022
                                                                                             ----------------    ----------------
   Proceeds from shares sold - Administrator Class .......................................                N/A                 N/A
   Reinvestment of distributions - Administrator Class ...................................                N/A                 N/A
   Cost of shares redeemed - Administrator Class .........................................                N/A                 N/A
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................                N/A                 N/A
                                                                                             ----------------    ----------------
   Proceeds from shares sold - Institutional Class .......................................                N/A                 N/A
   Reinvestment of distributions - Institutional Class ...................................                N/A                 N/A
   Cost of shares redeemed - Institutional Class .........................................                N/A                 N/A
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................                N/A                 N/A
                                                                                             ----------------    ----------------
   Proceeds from shares sold - Service Class .............................................     17,576,961,049      15,915,545,320
   Reinvestment of distributions - Service Class .........................................          2,820,208           6,217,119
   Cost of shares redeemed - Service Class ...............................................    (17,327,487,750)    (15,697,770,374)
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS .........................................................................       252,293,507         223,992,065
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        205,885,478         271,344,087
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        205,974,751         271,092,295
                                                                                             ================    ================
ENDING NET ASSETS ........................................................................   $  3,140,902,133    $  2,934,927,382
                                                                                             ----------------    ----------------
Shares Issued and Redeemed:
   Shares sold - Class A .................................................................        449,479,514         409,695,186
   Shares issued in reinvestment of distributions - Class A ..............................            820,154           1,510,309
   Shares redeemed - Class A .............................................................       (496,707,697)       (363,852,531)
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................        (46,408,029)         47,352,964
                                                                                             ----------------    ----------------
   Shares sold - Administrator Class .....................................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Administrator Class ..................                N/A                 N/A
   Shares redeemed - Administrator Class .................................................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                                             ----------------    ----------------
   Shares sold - Institutional Class .....................................................                N/A                 N/A
   Shares issued in reinvestment of distributions - Institutional Class ..................                N/A                 N/A
   Shares redeemed - Institutional Class .................................................                N/A                 N/A
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                                                             ----------------    ----------------
   Shares sold - Service Class ...........................................................     17,576,961,049      15,915,545,320
   Shares issued in reinvestment of distributions - Service Class ........................          2,820,208           6,217,119
   Shares redeemed - Service Class .......................................................    (17,327,487,745)    (15,697,765,127)
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............................        252,293,512         223,997,312
                                                                                             ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................        205,885,483         271,350,276
                                                                                             ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ....................................   $         64,581    $         40,624
                                                                                             ================    ================

WELLS FARGO MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              Net Realized
                                                  Beginning                            and    Dividends
                                                  Net Asset           Net       Unrealized     from Net
                                                  Value Per    Investment   Gain (Loss) on   Investment
                                                      Share        Income      Investments       Income
                                                  ---------    ----------   --------------   ----------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................     $1.00         0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................     $1.00         0.01            0.00         (0.01)
April 1, 2001 to March 31, 2002 ................     $1.00         0.02            0.00         (0.02)
April 1, 2000 to March 31, 2001 ................     $1.00         0.03            0.00         (0.03)
November 8, 1999(3) to March 31, 2000 ..........     $1.00         0.01            0.00         (0.01)

CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
July 31, 2003(3) to March 31, 2004 .............     $1.00         0.01            0.00         (0.01)

INSTITUTIONAL CLASS
April 1, 2003 to March 31, 2004 ................     $1.00         0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................     $1.00         0.02            0.00         (0.02)
April 1, 2001 to March 31, 2002 ................     $1.00         0.03            0.00         (0.03)
April 1, 2000 to March 31, 2001 ................     $1.00         0.06            0.00         (0.06)
November 8, 1999(3) to March 31, 2000 ..........     $1.00         0.02            0.00         (0.02)

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................     $1.00         0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................     $1.00         0.01            0.00         (0.01)
April 1, 2001 to March 31, 2002 ................     $1.00         0.03            0.00         (0.03)
April 1, 2000 to March 31, 2001 ................     $1.00         0.06            0.00         (0.06)
June 1, 1999 to March 31, 2000(4) ..............     $1.00         0.04            0.00         (0.04)
June 1, 1998 to May 31, 1999 ...................     $1.00         0.05            0.00         (0.05)

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
July 31, 2003(3) to March 31, 2004 .............     $1.00         0.01            0.00         (0.01)

INSTITUTIONAL CLASS
July 28, 2003(3) to March 31, 2004 .............     $1.00         0.01            0.00         (0.01)

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................     $1.00         0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................     $1.00         0.01            0.00         (0.01)
April 1, 2001 to March 31, 2002 ................     $1.00         0.03            0.00         (0.03)
April 1, 2000 to March 31, 2001 ................     $1.00         0.05            0.00         (0.05)
June 1, 1999 to March 31, 2000(4) ..............     $1.00         0.04            0.00         (0.04)
June 1, 1998 to May 31, 1999 ...................     $1.00         0.05            0.00         (0.05)

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
April 1, 2003 to March 31, 2004 ................     $1.00         0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................     $1.00         0.01            0.00         (0.01)
April 1, 2001 to March 31, 2002 ................     $1.00         0.02            0.00         (0.02)
April 1, 2000 to March 31, 2001 ................     $1.00         0.04            0.00         (0.04)
November 8, 1999(3) to March 31, 2000 ..........     $1.00         0.01            0.00         (0.01)

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................     $1.00         0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................     $1.00         0.01            0.00         (0.01)
April 1, 2001 to March 31, 2002 ................     $1.00         0.02            0.00         (0.02)
April 1, 2000 to March 31, 2001 ................     $1.00         0.04            0.00         (0.04)
June 1, 1999 to March 31, 2000(4) ..............     $1.00         0.03            0.00         (0.03)
June 1, 1998 to May 31, 1999 ...................     $1.00         0.03            0.00         (0.03)

FINANCIAL HIGHLIGHTS                              WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                           Distributions       Ending    Ratio to Average Net Assets (Annualized)(1)
                                                From Net    Net Asset  ----------------------------------------------
                                                Realized    Value Per  Net Investment       Gross  Expense        Net
                                                   Gains        Share          Income    Expenses   Waived   Expenses
                                           -------------    ---------  --------------    --------   -------  --------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
April 1, 2003 to March 31, 2004 .........        0.00         $1.00         0.56%         0.50%    (0.05)%     0.45%
April 1, 2002 to March 31, 2003 .........        0.00         $1.00         0.90%         0.50%    (0.05)%     0.45%
April 1, 2001 to March 31, 2002 .........        0.00         $1.00         1.62%         0.49%    (0.04)%     0.45%
April 1, 2000 to March 31, 2001 .........        0.00         $1.00         3.10%         0.57%    (0.12)%     0.45%
November 8, 1999(3) to March 31, 2000 ...        0.00         $1.00         2.69%         0.51%    (0.06)%     0.45%

CASH INVESTMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
July 31, 2003(3) to March 31, 2004 ......        0.00         $1.00         0.79%         0.39%    (0.04)%     0.35%

INSTITUTIONAL CLASS
April 1, 2003 to March 31, 2004 .........        0.00         $1.00         0.97%         0.26%    (0.04)%     0.22%
April 1, 2002 to March 31, 2003 .........        0.00         $1.00         1.52%         0.28%    (0.03)%     0.25%
April 1, 2001 to March 31, 2002 .........        0.00         $1.00         3.14%         0.28%    (0.03)%     0.25%
April 1, 2000 to March 31, 2001 .........        0.00         $1.00         6.16%         0.31%    (0.06)%     0.25%
November 8, 1999(3) to March 31, 2000 ...        0.00         $1.00         5.77%         0.30%    (0.05)%     0.25%

SERVICE CLASS
April 1, 2003 to March 31, 2004 .........        0.00         $1.00         0.70%         0.55%    (0.06)%     0.49%
April 1, 2002 to March 31, 2003 .........        0.00         $1.00         1.31%         0.54%    (0.06)%     0.48%
April 1, 2001 to March 31, 2002 .........        0.00         $1.00         2.91%         0.54%    (0.06)%     0.48%
April 1, 2000 to March 31, 2001 .........        0.00         $1.00         5.94%         0.54%    (0.06)%     0.48%
June 1, 1999 to March 31, 2000(4) .......        0.00         $1.00         5.23%         0.54%    (0.06)%     0.48%
June 1, 1998 to May 31, 1999 ............        0.00         $1.00         4.91%         0.57%    (0.09)%     0.48%

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
July 31, 2003(3) to March 31, 2004 ......        0.00         $1.00         0.75%         0.37%    (0.02)%     0.35%

INSTITUTIONAL CLASS
July 28, 2003(3) to March 31, 2004 ......        0.00         $1.00         0.90%         0.25%    (0.05)%     0.20%

SERVICE CLASS
April 1, 2003 to March 31, 2004 .........        0.00         $1.00         0.65%         0.55%    (0.05)%     0.50%
April 1, 2002 to March 31, 2003 .........        0.00         $1.00         1.24%         0.54%    (0.04)%     0.50%
April 1, 2001 to March 31, 2002 .........        0.00         $1.00         2.67%         0.52%    (0.02)%     0.50%
April 1, 2000 to March 31, 2001 .........        0.00         $1.00         5.79%         0.56%    (0.06)%     0.50%
June 1, 1999 to March 31, 2000(4) .......        0.00         $1.00         4.94%         0.54%    (0.04)%     0.50%
June 1, 1998 to May 31, 1999 ............        0.00         $1.00         4.69%         0.52%    (0.02)%     0.50%

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
April 1, 2003 to March 31, 2004 .........        0.00         $1.00         0.82%         0.26%    (0.04)%     0.22%
April 1, 2002 to March 31, 2003 .........        0.00         $1.00         1.23%         0.29%     0.00%      0.29%
April 1, 2001 to March 31, 2002 .........        0.00         $1.00         2.05%         0.38%    (0.08)%     0.30%
April 1, 2000 to March 31, 2001 .........        0.00         $1.00         3.86%         0.37%    (0.07)%     0.30%
November 8, 1999(3) to March 31, 2000 ...        0.00         $1.00         3.43%         0.31%    (0.01)%     0.30%

SERVICE CLASS
April 1, 2003 to March 31, 2004 .........        0.00         $1.00         0.62%         0.55%    (0.10)%     0.45%
April 1, 2002 to March 31, 2003 .........        0.00         $1.00         1.06%         0.55%    (0.10)%     0.45%
April 1, 2001 to March 31, 2002 .........        0.00         $1.00         1.96%         0.54%    (0.09)%     0.45%
April 1, 2000 to March 31, 2001 .........        0.00         $1.00         3.68%         0.56%    (0.11)%     0.45%
June 1, 1999 to March 31, 2000(4) .......        0.00         $1.00         3.05%         0.57%    (0.12)%     0.45%
June 1, 1998 to May 31, 1999 ............        0.00         $1.00         2.91%         0.57%    (0.12)%     0.45%

                                                           Net Assets at
                                                Total      End of Period
                                            Return(2)    (000's omitted)
                                            ---------    ---------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
April 1, 2003 to March 31, 2004 .........     0.56%        $   367,216
April 1, 2002 to March 31, 2003 .........     0.93%        $   304,422
April 1, 2001 to March 31, 2002 .........     1.75%        $   262,866
April 1, 2000 to March 31, 2001 .........     3.20%        $   150,149
November 8, 1999(3) to March 31, 2000 ...     1.10%        $    75,697

CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------

ADMINISTRATOR CLASS
July 31, 2003(3) to March 31, 2004 ......     0.53%        $   281,124

INSTITUTIONAL CLASS
April 1, 2003 to March 31, 2004 .........     0.98%        $ 5,839,329
April 1, 2002 to March 31, 2003 .........     1.54%        $ 5,175,328
April 1, 2001 to March 31, 2002 .........     3.28%        $ 5,478,005
April 1, 2000 to March 31, 2001 .........     6.38%        $ 3,332,149
November 8, 1999(3) to March 31, 2000 ...     2.29%        $ 2,116,276

SERVICE CLASS
April 1, 2003 to March 31, 2004 .........     0.70%        $ 8,472,548
April 1, 2002 to March 31, 2003 .........     1.31%        $10,590,565
April 1, 2001 to March 31, 2002 .........     3.05%        $13,345,951
April 1, 2000 to March 31, 2001 .........     6.14%        $12,307,775
June 1, 1999 to March 31, 2000(4) .......     4.37%        $ 9,082,788
June 1, 1998 to May 31, 1999 ............     5.04%        $ 5,481,802

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------

ADMINISTRATOR CLASS
July 31, 2003(3) to March 31, 2004 ......     0.50%        $   160,507

INSTITUTIONAL CLASS
July 28, 2003(3) to March 31, 2004 ......     0.61%        $ 1,471,711

SERVICE CLASS
April 1, 2003 to March 31, 2004 .........     0.65%        $ 4,767,774
April 1, 2002 to March 31, 2003 .........     1.27%        $ 4,837,603
April 1, 2001 to March 31, 2002 .........     2.86%        $ 5,752,411
April 1, 2000 to March 31, 2001 .........     5.97%        $ 3,181,143
June 1, 1999 to March 31, 2000(4) .......     4.18%        $ 3,433,956
June 1, 1998 to May 31, 1999 ............     4.81%        $ 3,368,534

NATIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------

INSTITUTIONAL CLASS
April 1, 2003 to March 31, 2004 .........     0.85%        $   302,140
April 1, 2002 to March 31, 2003 .........     1.23%        $   126,969
April 1, 2001 to March 31, 2002 .........     2.20%        $   138,179
April 1, 2000 to March 31, 2001 .........     3.93%        $    65,265
November 8, 1999(3) to March 31, 2000 ...     1.36%        $    23,134

SERVICE CLASS
April 1, 2003 to March 31, 2004 .........     0.62%        $ 1,262,512
April 1, 2002 to March 31, 2003 .........     1.07%        $ 1,401,583
April 1, 2001 to March 31, 2002 .........     2.05%        $ 1,433,976
April 1, 2000 to March 31, 2001 .........     3.78%        $ 1,183,279
June 1, 1999 to March 31, 2000(4) .......     2.58%        $ 1,124,073
June 1, 1998 to May 31, 1999 ............     2.97%        $ 1,019,589

WELLS FARGO MONEY MARKET FUNDS                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              Net Realized
                                                   Beginning                           and    Dividends
                                                   Net Asset          Net       Unrealized     from Net
                                                   Value Per   Investment   Gain (Loss) on   Investment
                                                       Share       Income      Investments       Income
                                                   ---------   ----------   --------------   ----------
PRIME INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
July 28, 2003(3) to March 31, 2004 .............      $1.00       0.01            0.00         (0.01)

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................      $1.00       0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................      $1.00       0.01            0.00         (0.01)
April 1, 2001 to March 31, 2002 ................      $1.00       0.03            0.00         (0.03)
April 1, 2000 to March 31, 2001 ................      $1.00       0.06            0.00         (0.06)
June 1, 1999 to March 31, 2000(4) ..............      $1.00       0.04            0.00         (0.04)
September 2, 1998(3) to May 31, 1999 ...........      $1.00       0.04            0.00         (0.04)

TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
April 1, 2003 to March 31, 2004 ................      $1.00       0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................      $1.00       0.01            0.00         (0.01)
April 1, 2001 to March 31, 2002 ................      $1.00       0.03            0.00         (0.03)
April 1, 2000 to March 31, 2001 ................      $1.00       0.06            0.00         (0.06)
April 1, 1999 to March 31, 2000 ................      $1.00       0.05            0.00         (0.05)

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................      $1.00       0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................      $1.00       0.01            0.00         (0.01)
April 1, 2001 to March 31, 2002 ................      $1.00       0.03            0.00         (0.03)
April 1, 2000 to March 31, 2001 ................      $1.00       0.06            0.00         (0.06)
April 1, 1999 to March 31, 2000 ................      $1.00       0.05            0.00         (0.05)

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................      $1.00       0.01            0.00         (0.01)
April 1, 2002 to March 31, 2003 ................      $1.00       0.01            0.00         (0.01)
April 1, 2001 to March 31, 2002 ................      $1.00       0.03            0.00         (0.03)
April 1, 2000 to March 31, 2001 ................      $1.00       0.05            0.00         (0.05)
June 1, 1999 to March 31, 2000(4) ..............      $1.00       0.04            0.00         (0.04)
June 1, 1998 to May 31, 1999 ...................      $1.00       0.04            0.00         (0.04)

FINANCIAL HIGHLIGHTS                              WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                  Distributions       Ending    Ratio to Average Net Assets (Annualized)(1)
                                                       From Net    Net Asset  -----------------------------------------------
                                                       Realized    Value Per  Net Investment      Gross   Expense         Net
                                                          Gains        Share          Income   Expenses    Waived    Expenses
                                                  -------------    ---------  --------------   --------   -------    --------
PRIME INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
July 28, 2003(3) to March 31, 2004 .............       0.00          $1.00         0.89%         0.25%    (0.05)%      0.20%

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................       0.00          $1.00         0.59%         0.55%    (0.01)%      0.54%
April 1, 2002 to March 31, 2003 ................       0.00          $1.00         1.14%         0.55%     0.00%       0.55%
April 1, 2001 to March 31, 2002 ................       0.00          $1.00         2.64%         0.55%     0.00%       0.55%
April 1, 2000 to March 31, 2001 ................       0.00          $1.00         5.72%         0.63%    (0.08)%      0.55%
June 1, 1999 to March 31, 2000(4) ..............       0.00          $1.00         5.15%         0.93%    (0.38)%      0.55%
September 2, 1998(3) to May 31, 1999 ...........       0.00          $1.00         4.69%(5)      0.74%(5) (0.20)%(5)   0.54%(5)

TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
April 1, 2003 to March 31, 2004 ................       0.00          $1.00         0.88%         0.26%    (0.06)%      0.20%
April 1, 2002 to March 31, 2003 ................       0.00          $1.00         1.38%         0.29%    (0.08)%      0.21%
April 1, 2001 to March 31, 2002 ................       0.00          $1.00         2.78%         0.29%    (0.08)%      0.21%
April 1, 2000 to March 31, 2001 ................       0.00          $1.00         5.88%         0.30%    (0.05)%      0.25%
April 1, 1999 to March 31, 2000 ................       0.00          $1.00         4.81%         0.40%    (0.15)%      0.25%

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................       0.00          $1.00         0.60%         0.55%    (0.06)%      0.49%
April 1, 2002 to March 31, 2003 ................       0.00          $1.00         1.18%         0.55%    (0.09)%      0.46%
April 1, 2001 to March 31, 2002 ................       0.00          $1.00         2.54%         0.53%    (0.07)%      0.46%
April 1, 2000 to March 31, 2001 ................       0.00          $1.00         5.64%         0.55%    (0.09)%      0.46%
April 1, 1999 to March 31, 2000 ................       0.00          $1.00         5.04%         0.63%    (0.18)%      0.45%

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................       0.00          $1.00         0.52%         0.55%    (0.06)%      0.49%
April 1, 2002 to March 31, 2003 ................       0.00          $1.00         1.12%         0.55%    (0.09)%      0.46%
April 1, 2001 to March 31, 2002 ................       0.00          $1.00         2.53%         0.55%    (0.09)%      0.46%
April 1, 2000 to March 31, 2001 ................       0.00          $1.00         5.41%         0.55%    (0.09)%      0.46%
June 1, 1999 to March 31, 2000(4) ..............       0.00          $1.00         4.67%         0.54%    (0.08)%      0.46%
June 1, 1998 to May 31, 1999 ...................       0.00          $1.00         4.34%         0.53%    (0.07)%      0.46%

                                                                    Net Assets at
                                                       Total        End of Period
                                                   Return(2)      (000's omitted)
                                                  ----------      ---------------
PRIME INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
July 28, 2003(3) to March 31, 2004 .............      0.60%          $1,085,856

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................      0.60%          $1,466,176
April 1, 2002 to March 31, 2003 ................      1.14%          $1,818,364
April 1, 2001 to March 31, 2002 ................      2.80%          $2,006,493
April 1, 2000 to March 31, 2001 ................      6.02%          $1,678,432
June 1, 1999 to March 31, 2000(4) ..............      4.30%          $  222,523
September 2, 1998(3) to May 31, 1999 ...........      3.59%          $   68,771

TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------

INSTITUTIONAL CLASS
April 1, 2003 to March 31, 2004 ................      0.88%          $1,964,435
April 1, 2002 to March 31, 2003 ................      1.45%          $1,565,864
April 1, 2001 to March 31, 2002 ................      2.97%          $  905,766
April 1, 2000 to March 31, 2001 ................      6.05%          $  415,965
April 1, 1999 to March 31, 2000 ................      4.98%          $  390,592

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................      0.60%          $1,324,943
April 1, 2002 to March 31, 2003 ................      1.20%          $1,207,609
April 1, 2001 to March 31, 2002 ................      2.73%          $1,158,202
April 1, 2000 to March 31, 2001 ................      5.83%          $1,050,508
April 1, 1999 to March 31, 2000 ................      4.76%          $  468,150

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------

SERVICE CLASS
April 1, 2003 to March 31, 2004 ................      0.53%          $2,978,019
April 1, 2002 to March 31, 2003 ................      1.15%          $2,725,643
April 1, 2001 to March 31, 2002 ................      2.68%          $2,501,888
April 1, 2000 to March 31, 2001 ................      5.59%          $2,254,618
June 1, 1999 to March 31, 2000(4) ..............      3.94%          $1,702,250
June 1, 1998 to May 31, 1999 ...................      4.49%          $1,548,549

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year-end from May 31 to March 31.

(5) Included expenses allocated from the affiliated Portfolio(s) in which the Fund invested.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

            Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

            Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. California Tax-Free Money Market Fund is a non-diversified series of the Trust.

            Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 Class R shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

            Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

            Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the "Acquiring Fund") acquired all of the net assets of the National Tax-Free Money Market Fund (the "Target Fund"). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

            Effective as of the close of business on July 25, 2003, the Prime Investment Money Market Fund acquired all of the net assets of the Prime Investment Institutional Money Market Fund. The Prime Investment Institutional Money Market Fund exchanged its 455,533,672 Institutional Class shares (valued at $455,533,763) for 455,533,672 Institutional Class shares of the Prime Investment Money Market Fund.

            Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market Fund) (the "Acquiring Fund") acquired all of the net assets of the Treasury Plus Money Market Fund (the "Target Fund"). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class A shares of the Acquiring Fund.

            The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

            The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

            The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

            Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

DISTRIBUTIONS TO SHAREHOLDERS

            Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

            Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

            At March 31, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                                                    Undistributed Net   Undistributed Net
            Fund                                    Investment Income   Realized Gain/Loss   Paid-in Capital
            California Tax-Free Money Market Fund       $ 36,832            $ (36,832)          $      0

            Cash Investment Money Market Fund            650,027             (650,027)                 0

            Government Money Market Fund                  71,328              (49,237)           (22,091)

            National Tax-Free Money Market Fund           10,635              (11,225)               590

            Prime Investment Money Market Fund            79,802              (79,803)                 1

            Treasury Plus Money Market Fund                  853                 (853)                 0

            100% Treasury Money Market Fund               24,054              (24,055)                 1

FEDERAL INCOME TAXES

            Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2004.

            At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year are:

            Fund                                 Deferred Post-October Capital Loss
            Cash Investment Money Market Fund                   4,622

            Government Money Market Fund                        1,768

            Prime Investment Money Market Fund                  4,269

            Treasury Plus Money Market Fund                     4,808

            100% Treasury Money Market Fund                     6,921

            REPURCHASE AGREEMENTS

            The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

            The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

            Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                        Advisory  Fee                                                Sub-Advisory Fee
                                        (% of Average                               Average Daily     (% of Average
            Fund                      Daily Net Assets)       Sub-Adviser             Net Assets     Daily Net Assets)
            California Tax-Free              0.30              Wells Capital        $0 - 1 billion         0.05
            Money Market Fund                             Management Incorporated      >$1 billion         0.04

            Cash Investment Money            0.10              Wells Capital        $0 - 1 billion         0.05
            Market Fund                                   Management Incorporated      >$1 billion         0.04

            Government Money                 0.10              Wells Capital        $0 - 1 billion         0.05
            Market Fund *                                 Management Incorporated      >$1 billion         0.04

            National Tax-Free Money          0.10              Wells Capital        $0 - 1 billion         0.05
            Market Fund                                   Management Incorporated      >$1 billion         0.04

            Prime Investment Money           0.10              Wells Capital        $0 - 1 billion         0.05
            Market Fund                                   Management Incorporated      >$1 billion         0.04

            Treasury Plus Money              0.10              Wells Capital        $0 - 1 billion         0.05
            Market Fund                                   Management Incorporated      >$1 billion         0.04

            100% Treasury Money              0.35               Wells Capital       $0 - 1 billion         0.05
            Market Fund                                   Management Incorporated      >$1 billion         0.04

            *Effective to July 31, 2003, the advisory fee was changed from 0.35% to 0.10%.

ADMINISTRATION AND TRANSFER AGENT FEES

            The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                            % Of Average Daily Net Assets

            Fund level                   0.05

            Class A                      0.22

            Class B                      0.22

            Administrator                0.10

            Institutional                0.08

            Service                      0.12

            The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

WELLS FARGO MONEY MARKET FUNDS                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

CUSTODY FEES

            The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                            % Of Average Daily Net Assets

            All funds                    0.02

SHAREHOLDER SERVICING FEES

            The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                              Administrator   Institutional   Service
            Fund                                    Class A       Class           Class        Class
            California Tax-Free Money Market Fund    0.25%         N/A             N/A         0.00%

            Cash Investment Money Market Fund         N/A         0.10%           0.00%        0.25%

            Government Money Market Fund             0.25%        0.10%           0.00%        0.25%

            National Tax-Free Money Market Fund      0.25%         N/A            0.00%        0.25%

            Prime Investment Money Market Fund        N/A          N/A            0.00%        0.25%

            Treasury Plus Money Market Fund          0.25%         N/A            0.00%        0.25%

            100% Treasury Money Market Fund          0.25%         N/A             N/A         0.00%

            For the year ended March 31, 2004, shareholder servicing fees paid were as follows:

                                                                  Administrator   Institutional    Service
            Fund                                     Class A          Class           Class         Class
            California Tax-Free Money Market Fund   $5,634,241          N/A           N/A        $         0

            Cash Investment Money Market Fund              N/A       89,933             0         23,664,704

            Government Money Market Fund               747,856       62,788             0          8,232,692

            National Tax-Free Money Market Fund      1,101,270          N/A             0          3,254,660

            Prime Investment Money Market Fund             N/A          N/A             0          4,651,978

            Treasury Plus Money Market Fund          4,079,085          N/A             0          3,300,468

            100% Treasury Money Market Fund            499,611          N/A           N/A                  0

OTHER FEES

            PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

            All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

6. DISTRIBUTION TO SHAREHOLDERS

            The tax character of distributions paid during the years ended March 31, 2004 was as follows:

                                   Tax-exempt       Ordinary       Long-Term    Dividends Paid
            Fund                     Income          Income      Capital Gain    on Redemption       Total
            California Tax-Free
            Money Market Fund      $10,069,204    $          0      $36,832            $0         $ 10,106,036

            Cash Investment
            Money Market Fund                0     120,455,611            0             0          120,455,611

            Government Money
            Market Fund                      0      41,404,914            0             0           41,404,914

NOTES TO FINANCIAL STATEMENTS                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

            National Tax-Free
            Money Market Fund       11,088,187           8,122        2,506             0           11,098,815

            Prime Investment
            Money Market Fund                0      15,293,907            0             0           15,293,907

            Treasury Plus Money
            Market Fund                      0      30,405,550            0             0           30,405,550

            100% Treasury Money
            Market Fund                      0      15,457,407            0             0           15,457,407

            The tax character of distributions paid during the years ended March 31, 2003 was as follows:

                                   Tax-exempt       Ordinary       Long-Term    Dividends Paid
            Fund                     Income          Income      Capital Gain    on Redemption       Total
            California Tax-Free
            Money Market Fund      $19,493,539    $          0     $131,238        $68,124      $ 19,692,901

            Cash Investment
            Money Market Fund                0     232,447,519            0              0       232,447,519

            Government Money
            Market Fund                      0      65,546,574            0              0        65,546,574

            National Tax-Free
            Money Market Fund       16,648,892          24,048            0         14,085        16,687,025

            Prime Investment
            Money Market Fund                0      28,230,319            0              0        28,230,319

            Treasury Plus Money
            Market Fund                      0      29,766,263            0              0        29,766,263

            100% Treasury Money
            Market Fund                      0      31,687,961            0              0        31,687,961

            As of March 31, 2004, the components of distributable earnings on a tax basis are shown on the table below.

                                                                                                    Capital
                                  Undistributed   Undistributed   Undistributed     Unrealized       Loss
                                    Tax-Exempt       Ordinary       Long-Term      Appreciation      Carry-
            Fund                      Income          Income           Gain       (Depreciation)   forward *      Total
            California Tax-Free
            Money Market Fund       $  120,205      $        0       $ 90,037           $0         $      0     $   210,242

            Cash Investment
            Money Market Fund        4,168,121               0              0            0           (4,622)      4,163,499

            Government Money
            Market Fund                      0       2,782,778              0            0           (1,768)      2,781,010

            National Tax-Free
            Money Market Fund          432,619         134,080        183,893            0                0         750,592

            Prime Investment
            Money Market Fund                0       1,293,593              0            0           (4,269)      1,289,324

            Treasury Plus
            Money Market Fund                0       2,120,305              0            0           (4,808)      2,115,497

            100% Treasury
            Money Market Fund                0       1,172,474              0            0           (6,921)      1,165,553

            * This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

WELLS FARGO MONEY MARKET FUNDS                      INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE INSTITUTIONAL, SERVICE, AND ADMINISTRATOR CLASS SHAREHOLDERS AND BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST:

            We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund (seven of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2004, the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP
San Francisco, California
May 17, 2004

OTHER INFORMATION (UNAUDITED)                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

            A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC's website at http://www.sec.gov.

TAX INFORMATION (UNAUDITED)

            For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under
      Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

            Fund                                    % of the distributions paid from net investment income
            California Tax-Free Money market Fund                             100

            For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

            Fund                                    % of the distributions paid from net investment income
            National Tax Free Money Market Fund                               100

            For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

            Fund                                    % of the distributions paid from net investment income
            100% Treasury Money Market Fund                                   100

            Treasury Plus Money Market Fund                                  47.23

            Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

            Fund                                    Long-Term Capital Gain
            California Tax-Free Money Market Fund          $ 36,832

            National Tax Free Money Market Fund               2,506

BOARD OF TRUSTEES

            The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                               Position held and          Principal occupations during
      Name and Age             length of service ***      past five years                         Other Directorships
---------------------------------------------------------------------------------------------------------------------
      Robert C. Brown          Trustee since 1992         Retired. Director, Federal Farm         None
      72                                                  Credit Banks Funding
                                                          Corporation and Farm Credit
                                                          System Financial Assistance
                                                          Corporation until February
                                                          1999.
---------------------------------------------------------------------------------------------------------------------
      J. Tucker Morse          Trustee since 1987         Private Investor/Real Estate            None
      59                                                  Developer; Chairman of White
                                                          Point Capital, LLC.

WELLS FARGO MONEY MARKET FUNDS                     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                               Position held and          Principal occupations during
      Name and Age             length of service ***      past five years                         Other Directorships
---------------------------------------------------------------------------------------------------------------------
      Thomas S. Goho           Trustee since 1987         Wake Forest University,                 None
      61                                                  Calloway School of Business
                                                          and Accountancy, Benson-Pruitt
                                                          Professorship since 1999,
                                                          Associate Professor of Finance
                                                          1994 - 1999.
---------------------------------------------------------------------------------------------------------------------
      Peter G. Gordon          Trustee since 1998         Chairman, CEO, and Co-                  None
      61                       (Lead Trustee since        Founder of Crystal Geyser
                               2001)                      Water Company and President
                                                          of Crystal Geyser Roxane Water
                                                          Company.
---------------------------------------------------------------------------------------------------------------------
      Richard M. Leach         Trustee since 1987         Retired. Prior thereto, President       None
      70                                                  of Richard M. Leach Associates
                                                          (a financial consulting firm).
---------------------------------------------------------------------------------------------------------------------
      Timothy J. Penny         Trustee since 1996         Senior Counselor to the public          None
      52                                                  relations firm of Himle-Horner
                                                          and Senior Fellow at the
                                                          Humphrey Institute,
                                                          Minneapolis, Minnesota (a pub-
                                                          lic policy organization).
---------------------------------------------------------------------------------------------------------------------
      Donald C. Willeke        Trustee since 1996         Principal in the law firm of            None
      63                                                  Willeke & Daniels.
---------------------------------------------------------------------------------------------------------------------

OFFICERS

                               Position held and          Principal occupations during
      Name and Age             length of service          past five years                         Other Directorships
---------------------------------------------------------------------------------------------------------------------
      Karla M. Rabusch         President, since           Executive Vice President of             None
      45                       2003                       Wells Fargo Bank, N.A.
                                                          President of Wells Fargo Funds
                                                          Management, LLC. Senior Vice
                                                          President and Chief
                                                          Administrative Officer of Wells
                                                          Fargo Funds Management, LLC
                                                          from 2001 to 2003. Vice
                                                          President of Wells Fargo Bank,
                                                          N.A. from 1997 to 2000.
---------------------------------------------------------------------------------------------------------------------
      Stacie D. DeAngelo       Treasurer, since 2003      Senior Vice President of Wells          None
      35                                                  Fargo Bank, N.A. Senior Vice
                                                          President of Operations for
                                                          Wells Fargo Funds
                                                          Management, LLC. Prior there-
                                                          to, Operations Manager at
                                                          Scudder Weisel Capital, LLC
                                                          (2000 to 2001), Director of
                                                          Shareholder Services at BISYS
                                                          Fund Services (1999 to 2000)
                                                          and Assistant Vice President of
                                                          Operations with Nicholas-
                                                          Applegate Capital Management
                                                          (1993 to 1999).
---------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                     WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OFFICERS

                               Position held and          Principal occupations during
      Name and Age             length of service          past five years                         Other Directorships
---------------------------------------------------------------------------------------------------------------------
      C. David Messman         Secretary, since 2000      Senior Vice President and               None
      43                                                  Counsel of Wells Fargo Bank,
                                                          N.A. Senior Vice President and
                                                          Secretary of Wells Fargo Funds
                                                          Management, LLC. Vice
                                                          President and Counsel of Wells
                                                          Fargo Bank, N.A. since 1996.
---------------------------------------------------------------------------------------------------------------------

        * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

       ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

      *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO MONEY MARKET FUNDS                             LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

            The following is a list of common abbreviations for terms and entities which may have appeared in this report.

            ABAG          -- Association of Bay Area Governments
            ADR           -- American Depository Receipts
            AMBAC         -- American Municipal Bond Assurance Corporation
            AMT           -- Alternative Minimum Tax
            ARM           -- Adjustable Rate Mortgages
            BART          -- Bay Area Rapid Transit
            CDA           -- Community Development Authority
            CDSC          -- Contingent Deferred Sales Charge
            CGIC          -- Capital Guaranty Insurance Company
            CGY           -- Capital Guaranty Corporation
            CMT           -- Constant Maturity Treasury
            COFI          -- Cost of Funds Index
            Connie Lee    -- Connie Lee Insurance Company
            COP           -- Certificate of Participation
            CP            -- Commercial Paper
            CTF           -- Common Trust Fund
            DW&P          -- Department of Water & Power
            DWR           -- Department of Water Resources
            EDFA          -- Education Finance Authority
            FGIC          -- Financial Guaranty Insurance Corporation
            FHA           -- Federal Housing Authority
            FHLB          -- Federal Home Loan Bank
            FHLMC         -- Federal Home Loan Mortgage Corporation
            FNMA          -- Federal National Mortgage Association
            FRN           -- Floating Rate Notes
            FSA           -- Financial Security Assurance, Inc
            GNMA          -- Government National Mortgage Association
            GO            -- General Obligation
            HFA           -- Housing Finance Authority
            HFFA          -- Health Facilities Financing Authority
            IDA           -- Industrial Development Authority
            LIBOR         -- London Interbank Offered Rate
            LLC           -- Limited Liability Corporation
            LOC           -- Letter of Credit
            LP            -- Limited Partnership
            MBIA          -- Municipal Bond Insurance Association
            MFHR          -- Multi-Family Housing Revenue
            MUD           -- Municipal Utility District
            MTN           -- Medium Term Note
            PCFA          -- Pollution Control Finance Authority
            PCR           -- Pollution Control Revenue
            PFA           -- Public Finance Authority
            PLC           -- Private Placement
            PSFG          -- Public School Fund Guaranty
            RAW           -- Revenue Anticipation Warrants
            RDA           -- Redevelopment Authority
            RDFA          -- Redevelopment Finance Authority
            R&D           -- Research & Development
            SFMR          -- Single Family Mortgage Revenue
            STEERS        -- Structured Enhanced Return Trust
            TBA           -- To Be Announced
            TRAN          -- Tax Revenue Anticipation Notes
            USD           -- Unified School District
            V/R           -- Variable Rate
            WEBS          -- World Equity Benchmark Shares

More information about Wells Fargo Funds(R) is available free upon request. To obtain literature, information of the please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objectives, risks, charges and expenses of the investment carefully before investing. This and other information about Wells Fargo Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(c)2004 Wells Fargo Funds Management, LLC. All rights reserved.   AR 006 (05/04)

                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                                  Wells Fargo Money Market Funds

                                                             Annual Report

                        Wells Fargo California Tax-Free Money Market Trust

                        Wells Fargo Money Market Trust

                        Wells Fargo National Tax-Free Money Market Trust


                                                            March 31, 2004

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Primary Investments .......................................................    4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust .................................    5
   Money Market Trust .....................................................    6
   National Tax-Free Money Market Trust ...................................    7

Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust .................................    8
   Money Market Trust .....................................................   13
   National Tax-Free Money Market Trust ...................................   15

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   24
   Statements of Operations ...............................................   25
   Statements of Changes in Net Assets ....................................   26
   Financial Highlights ...................................................   28

Notes to Financial Statements .............................................   30
--------------------------------------------------------------------------------
Independent Auditors' Report ..............................................   33
--------------------------------------------------------------------------------
Other Information .........................................................   34
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   36
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

This page is intentionally left blank --

SHAREHOLDER LETTER                               WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds annual report for the 12-month period ended March 31, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

OVERVIEW OF FINANCIAL MARKETS
--------------------------------------------------------------------------------

      Early in the reporting period, the Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1%, the lowest level in more than 45 years. The Fed maintained this low rate throughout the period as the economy continued to experience a moderate recovery and little threat of inflation.

      Consumer spending remained a positive factor as consumer confidence improved. Business confidence likewise improved and corporate earnings continued to grow, signaling an increase in capital spending and the potential for employment growth by the end of the reporting period. In addition, the value of the U.S. dollar continued to fall, boosting U.S.-based firms' overseas earnings. Job growth, however, was less robust than might have been expected given the pace of economic activity. In part, this was because of the sustained high level of productivity. A record fiscal year 2003 federal budget deficit continued to loom on the horizon.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      It is important to remember that no one can accurately predict the future direction of short-term interest rates. We do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We continue to maintain a prudent investment strategy and believe that the pursuit of additional yield creates volatility that can potentially undermine Fund performance during uncertain markets.

      The Fed's decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003, policy meeting brought interest rates down to levels not seen in five decades. However, investors were expecting a 0.50% cut, and interest rates were volatile through the end of the reporting period.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES
--------------------------------------------------------------------------------

      An improving economy can lead to higher interest rates due to concerns that the increased demand stemming from an improving economy might lead to increased inflationary pressures. Increasing federal budget deficits could also be a major concern, since increased U.S.

      Government borrowing could also exert upward pressure on interest rates. Rising market rates could lead to higher yields for investors in money market funds. The fund managers will continue to manage the funds in a manner that is expected to maintain a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to achieve their long-term financial goals.

      Thank you for your investment in Wells Fargo Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds

WELLS FARGO MONEY MARKET TRUSTS                            MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      By the end of the reporting period, the money market yield curve had become steeper compared to a year earlier. As of March 31, 2004, the Federal Funds rate had been lowered to 1.00%, while the 12-month London Interbank Offered Rate (LIBOR) rate increased to 1.35%. In contrast, on March 31, 2003, the Federal Funds rate was 1.25%, and the 12-month LIBOR was 1.28%.

      By the June 2003 policy meeting of the Federal Reserve Board (the Fed), investors had grown accustomed to the Fed cutting rates, a pattern that began in 2000. Despite warnings that their expectations were unrealistic, investors expected the Fed to announce a 0.50% reduction in the Federal Funds rate at the meeting. When the rate was lowered only 0.25% to 1.00%, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer-term money market investments began to move higher. By December 2003, one-year LIBOR had increased to 1.63%.

      The amount of top-rated commercial paper outstanding declined during the first half of the fiscal year period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top-rated commercial paper outstanding fell by more than 5% during the first half of the fiscal year, from $1.207 trillion at the end of March 2003, to $1.144 trillion at the end of September 2003. In the second half of the fiscal year, outstanding top-rated commercial paper increased to $1.202 trillion by the end the reporting period. However, that amount was nearly 15% below the peak of $1.413 trillion in December 2000.

      Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, questions about corporate governance policies at the New York Stock Exchange, and the well-publicized court trials of several prominent executives contributed to the erosion of investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      At the start of the reporting period, the Treasury bill market led the way by pricing in lower yields. At the end of March 2004, the bill curve was completely flat, with high levels of supply offsetting high demand for the shortest maturities. Up until the Fed meeting in June 2003, yields on Treasury bills reflected the assumption that there would be a 0.50% cut, instead of the actual 0.25% cut the Fed announced at its meeting. Even the one-year Treasury note traded below 0.90% in the days preceding the June 2003 rate cut.

      Since the Fed had announced only a 0.25% cut, Treasury bills remained relatively expensive. The low rates coincided with quarter-end demand pressures in June, causing the short-end (less than three months) of the Treasury market to remain overpriced for an unusually longer period of time compared to that which typically follows a market disappointment. For short periods, Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. However, as budget deficit projections ballooned, investor expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the yield of Treasury bills into the mid- 0.90's to low 1.00's.

      For much of the reporting period, the supply of Treasury bills was lower than expected. The issuance of Treasury bills for the first week of April 2003 stood at $72 billion, declined to $41 billion by the end of December 2003, but finished the reporting period at $77 billion. As the dollar weakened and trade deficits grew, the demand for Treasury bills by central banks and other foreign buyers was very strong. When bill issuance started to increase in February, the market had already started to price in the possibility of interest rate tightening in 2004, leaving the curve relatively flat.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Spreads between U.S. Government agency offerings and prime money market securities narrowed dramatically during the summer of 2003, and remained tight until December. Many factors, including interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York's bond portfolio, and an accounting scandal at the Federal Home Loan Mortgage Corporation, combined to drive yields on U.S. Government

MONEY MARKET OVERVIEW                            WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

agency securities higher relative to other money market investments. Near the end of the calendar year there was an extended period without negative news and a spillover in foreign buying of Treasury bills, which pushed corporate securities spreads even wider. While demand for agency securities began to increase, the agencies began to decrease their issuance of discount notes. As investors became more accustomed to the prospect of not having a Fed rate increase in 2004, one-year rates decreased to 1.0%. By the end of the period, the issuance of callable issues seemed to decrease, as less rate volatility made the options on the securities less attractive. At the end of the year, legislation was introduced in a Senate committee to increase regulation of Fannie Mae, Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. However, the near-term prospects for the legislation's passage are not considered strong, and this development had little impact on money market-eligible agency securities.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Throughout the period, municipal issues were inexpensive relative to Treasury bills and LIBOR. In early April, one-year municipal yields stood at 81% of comparable LIBOR rates; by October, the ratio was 86%. At the end of the reporting period, the ratio dropped to 75%. At these levels, municipal investments were still attractive based on the historical average ratio of 65%.

      One of the main drivers behind the high ratios is supply. The State of California issued an additional $1.835 billion in Revenue Anticipation Notes
(RANs) and New York issued $1.250 billion RANs. Texas issued a record-breaking $7.4 billion Tax and Revenue Anticipation Note in late August, exceeding municipal demand and splitting the one-year sector into three markets - the general market, the California market, and the Texas market. These are just a few of the issues that reached beyond the one-billion-dollar threshold. In addition to this kind of large state issuance, local municipalities were also coming to market with variable rate securities hedged with swaps, as opposed to straight fixed-rate securities. With a limited supply of buyers and a growing supply of paper, ratios continued to exceed historical precedents. These limits may be tested again when California comes to market with its $15.0 billion Economic Recovery Bonds and Illinois attempts to fund its pension liability.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      While the overnight interest rate has been stable, longer money market rates increased considerably over the last nine months of the reporting period. With the U.S. economy picking up steam, the U.S. dollar weakening overseas, and the employment picture improving, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the Funds and select their investments in an ongoing effort to maintain a stable $1.00 NAV.


      The views expressed are as of March 31, 2004, and are those of the Funds' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

WELLS FARGO MONEY MARKET TRUSTS                            MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                                           Certificates
                         U.S.                       U.S.                   of Deposit/                 Floating/
                       Treasury    Repurchase   Government    Commercial     Bankers        Time     Variable Rate
                      Securities   Agreements   Obligations      Paper     Acceptances    Deposits    Notes/Bonds
Money Market              X             X            X             X            X             X            X

National Tax-Free

California Tax-Free

                       Mortgage
                      and Other
                        Asset-
                        Backed      Corporate     Municipal
                      Securities   Notes/Bonds   Obligations
Money Market               X            X

National Tax-Free                                     X

California Tax-Free                                   X

----------
* The chart highlights some of the primary investments that the Trusts may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Trust.

PERFORMANCE HIGHLIGHTS                           WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Wells Fargo California Tax-Free Money Market Trust (the Trust) seeks high current income exempt from federal income tax and California individual income tax while preserving capital and liquidity.

TRUST MANAGERS                          INCEPTION DATE
   Dave Sylvester                       5/05/97
   Julio Bonilla

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                     1-Year   5-Year   Life of Fund
Wells Fargo California Tax-Free Money Market Trust    0.82     2.06        2.35

Benchmark

iMoneyNet California State Specific Institutional
   Money Fund Average(2)                              0.60     2.00        2.37

                      YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
7-Day Current Yield                0.81%

7-Day Compound Yield               0.81%

30-Day Simple Yield                0.76%

30-Day Compound Yield              0.76%

                    CHARACTERISTICS(3) (AS OF MARCH 31,2004)
--------------------------------------------------------------------------------
Weighted Average Maturity =      29 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. Current performance may be lower or higher than the performance data quoted.

The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information.

An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market trusts.

                PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Put Bonds                         (2%)
Municipal Demand Notes                     (67%)
Municipal Commercial Paper                  (9%)
Municipal Bonds                            (22%)

                MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (16%)
2-14 days                                  (52%)
30-59 days                                  (3%)
60-89 days                                  (8%)
90-179 days                                (16%)
180+ days                                   (5%)

----------
(1) The Trust's Adviser has committed through July 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's 7-day current yield would have been 0.80%.

            Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET TRUSTS                           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Money Market Trust (the Trust) seeks current income and stability of principal.

TRUST MANAGERS                          INCEPTION DATE
   Dave Sylvester                       9/17/90
   Laurie White

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                           1-Year   5-Year   10-Year
Wells Fargo Money Market Trust                              1.00     3.52      4.45

Benchmark

iMoneyNet First Tier Institutional Money Fund Average(2)    0.77     3.53      5.24

                      YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
7-Day Current Yield                0.93%

7-Day Compound Yield               0.94%

30-Day Simple Yield                0.93%

30-Day Compound Yield              0.94%

                    CHARACTERISTICS(3) (AS OF MARCH 31,2004)
--------------------------------------------------------------------------------
Weighted Average Maturity        61 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. Current performance may be lower or higher than the performance data quoted.

The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information.

An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market trusts.

                PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Time Deposits                               (3%)
Certificates of Deposit                     (9%)
Commercial Paper                           (53%)
Short-Term Corporate Bonds                  (8%)
Freddie Mac                                 (1%)
Repurchase Agreements                      (11%)
Floating & Variable Rate Bonds/Notes       (15%)

                MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (14%)
2-14 days                                  (25%)
15-29 days                                 (17%)
30-59 days                                  (7%)
60-89 days                                  (8%)
90-179 days                                (23%)
270+ days                                   (6%)

----------

(1) The Trust's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's 7-day current yield would have been 0.94%.

            Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5,1999,the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                           WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Wells Fargo National Tax-Free Money Market Trust (the Trust) seeks a high level of income exempt from federal income taxes while preserving capital and liquidity.

TRUST MANAGERS                          INCEPTION DATE
   Dave Sylvester                       11/10/97
   Julio Bonilla

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                        1-Year   5-Year   Life of Fund
Wells Fargo National Tax-Free Money Market Trust         0.86     2.34        2.53

Benchmark

iMoneyNet Tax-Free Institutional Money Fund Average(2)   0.63     2.19        2.46

                      YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
7-Day Current Yield                 0.82%

7-Day Compound Yield                0.83%

30-Day Simple Yield                 0.70%

30-Day Compound Yield               0.70%

                   CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
Weighted Average Maturity         34 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. Current performance may be lower or higher than the performance data quoted.

The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information.

An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market trusts.

                 PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Put Bonds                         (2%)
Municipal Demand Notes                     (81%)
Municipal Commercial Paper                  (5%)
Municipal Bonds                            (12%)

                MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                  (30%)
2-14 days                                  (46%)
30-59 days                                  (3%)
60-89 days                                  (4%)
90-179 days                                 (9%)
180-269 days                                (4%)
270+ days                                   (4%)

----------
(1) The Trust's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.82%.

            Performance shown for the Wells Fargo National Tax-Free Money Market Trust for the periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.

(3)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date        Value
Municipal Bonds & Notes - 99.91%

California - 96.97%
$  4,700,000   ABAG Finance Authority For Nonprofit Corporation California Jewish
               Community Center Project Allied Irish Bank LOC (Recreational
               Facilities Revenue LOC)@                                                   1.14%       11/15/2031    $     4,700,000
   2,000,000   ABAG Finance Authority For Nonprofit Corporations California Housing
               Revenue Series A Societe Generale LOC (Housing Revenue LOC)@               1.05        07/01/2008          2,000,000
   2,240,000   Alameda-Contra Costa CA Schools Financing Authority CTFS
               Participation Capital Improvements Financing Projects Lease Revenue
               Series G AMBAC Insured (Lease Revenue LOC)@                                1.09        08/01/2024          2,240,000
   7,000,000   Alvord CA University School District CTFS Participation Food
               Services Bridge Funding Program Lease Revenue FSA Insured (Lease
               Revenue LOC)@                                                              1.00        06/01/2037          7,000,000
   2,300,000   Alvord CA University School District Financing Corp CTFS
               Participation Refinancing Project Lease Revenue KBC Bank NV LOC
               (Lease Revenue LOC)@                                                       1.05        09/01/2019          2,300,000
   4,100,000   Antelope Valley CA Health Care District Series A (Healthcare
               Facilities Revenue LOC)@                                                   1.00        09/01/2017          4,100,000
   3,288,000   Buena Park CA MFHR Walden Glen Apartments Project Series A (Multi-
               Family Housing Revenue LOC)@                                               1.04        02/15/2033          3,288,000
   3,300,000   California Cities Home Ownership Authority Housing Revenue Lease
               Purchase Program Project Series A Collateralized By FHLMC (Housing
               Revenue LOC)@                                                              1.05        09/01/2006          3,300,000
   2,000,000   California Communities Housing Finance Agency Lease Revenue Series
               A Collateralized By FHLMC (Housing Revenue LOC)@                           1.05        02/01/2007          2,000,000
   3,740,000   California Educational Facilities Authority Revenue Art Center
               Design College Series A Allied Irish Bank plc LOC (Educational
               Facilities Revenue LOC)@                                                   1.10        12/01/2032          3,740,000
   1,400,000   California Educational Facilities Authority Revenue Loyola Marymount
               University Series B MBIA Insured (Educational Facilities Revenue
               LOC)@                                                                      1.05        10/01/2027          1,400,000
     985,000   California HFA Revenue Home Mortgage Series U (Housing Revenue
               LOC)@                                                                      1.10        02/01/2017            985,000
   3,000,000   California HFA Revenue Home Mortgages Series M (Housing Revenue
               LOC)@                                                                      1.13        08/01/2033          3,000,000
   2,800,000   California HFA Revenue Series F (Housing Revenue LOC)@                     1.10        02/01/2033          2,800,000
   2,155,000   California HFA Revenue Series R AMBAC Insured (State Agency Housing
               Revenue LOC)@                                                              1.13        08/01/2032          2,155,000
   1,000,000   California HFFA Revenue CTFS Series 26 FSA Insured (Health
               Facilities Financing Authority Revenue LOC)@                               1.02        06/01/2022          1,000,000
   4,100,000   California HFFA Revenue Scripps Health Series A Bank One NA LOC
               (Health Facilities Financing Authority Revenue LOC)@                       1.03        10/01/2023          4,100,000
   6,900,000   California HFFA Revenue Series B (Healthcare Facilities Revenue
               LOC)@                                                                      1.00        08/01/2021          6,900,000
   3,300,000   California HFFA Revenue Series B AMBAC Insured (Healthcare
               Facilities Revenue LOC)@                                                   1.05        07/01/2012          3,300,000
   1,575,000   California HFFA Revenue Series B MBIA Insured (Health Facilities
               Financing Authority Revenue LOC)@                                          1.12        09/01/2028          1,575,000
   4,500,000   California Infrastructure & Economic Development Bank Revenue J Paul
               Getty Series D (Economic Development Revenue LOC)@                         1.00        04/01/2033          4,500,000
   3,000,000   California Pollution Control Financing Authority Residential
               Recovery Revenue Atlantic Richfield Company Project - Series A
               (Pollution Control Revenue LOC)@                                           1.14        12/01/2024          3,000,000
   3,100,000   California Pollution Control Financing Solid Waste@                        1.08        11/01/2038          3,100,000
  24,000,000   California School Cash Reserve Program Authority Pool Series A
               (Other Revenue LOC)                                                        2.00        07/06/2004         24,068,745

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date        Value
California (continued)
$  3,500,000   California State Department of Water Reserve Power Supply
               Revenue Series C1 (Power Revenue LOC)@                                     1.00%       05/01/2022    $     3,500,000
  19,330,000   California State Department Water Reserve & Power Supply Revenue
               Series B-1 Bank of New York LOC (Power Revenue LOC)@                       1.12        05/01/2022         19,330,000
   2,000,000   California State Department Water Reserve Center Valley Project
               Revenue Putters Series 127 FGIC Insured (Water Revenue
               LOC)@                                                                      1.17        12/01/2022          2,000,000
   1,360,000   California State Department Water Reserve Central Valley Project
               Revenue Series R (Water Revenue LOC)@                                      1.05        12/01/2021          1,360,000
   1,450,000   California State Economic Development Financing Authority
               Industrial Development Revenue Serra Microchassis Project US
               Bank NA LOC (Industrial Development Revenue LOC)@                          1.15        08/01/2027          1,450,000
   3,485,000   California State Merlots-B 45 Wachovia Bank Insured (Other
               Revenue LOC)@                                                              1.05        10/01/2029          3,485,000
   1,400,000   California State Public Works Board Lease Revenue CTFS Series D
               AMBAC Insured (Lease Revenue LOC)@                                         1.04        12/01/2019          1,400,000
   4,700,000   California State Putters Series 142 FGIC Insured (General
               Obligation - States, Territories LOC)@                                     1.17        12/01/2029          4,700,000
   7,000,000   California State Revenue Anticipation Notes                                2.00        06/23/2004          7,014,707
   3,200,000   California State Revenue Anticipation Notes@                               1.08        01/20/2031          3,200,000
  10,000,000   California State Revenue Anticipation Notes Subseries A-2                  2.00        06/23/2004         10,021,010
   4,500,000   California Statewide CDA MFHR Canyon Country Apartments Series M
               Collateralized By FHLMC (Multi-Family Housing Revenue LOC)@                1.04        12/01/2034          4,500,000
   8,700,000   California Statewide CDA MFHR Concord Green Apartments Series S
               Collateralized By FHLB (Multi-Family Housing Revenue LOC)@                 1.03        06/01/2028          8,700,000
   5,300,000   California Statewide CDA MFHR IAC Project Series W-3 Bank
               of America NA LOC (Multi-Family Housing Revenue LOC)@                      1.07        04/01/2025          5,300,000
  12,000,000   California Statewide CDA Revenue Transportation Series A-1 FSA
               Insured (Property Tax Revenue LOC)                                         2.00        06/30/2004         12,032,755
   1,400,000   California Statewide CDA Solid Waste Facilities Revenue Chevron
               USA Project Chevron Corporation LOC (Industrial Development
               Revenue LOC)@                                                              1.14        12/15/2024          1,400,000
   1,000,000   Central University School District CA CTFS Participation
               (Educational Facilities Revenue LOC)@                                      3.50        01/01/2005          1,017,100
   6,930,000   Contra Costa County CA Home Mortgage Revenue CTFS Series A
               (Housing Revenue LOC)@                                                     1.09        12/01/2015          6,930,000
   4,100,000   Contra Costa County CA MFHR Delta Square Apartments Project
               Series H Collateralized By FNMA (Multi-Family Housing Revenue
               LOC)@                                                                      1.01        10/15/2029          4,100,000
   7,100,000   Contra Costa County CA MFHR Lafayette Town Center Apartments
               Series I Collateralized By FNMA (Multi-Family Housing Revenue
               LOC)@                                                                      1.04        07/15/2032          7,100,000
   2,500,000   Fremont CA Transportation                                                  2.00        10/29/2004          2,513,831
   3,000,000   Golden Gate Bridge                                                         0.93        06/10/2004          3,000,000
   1,400,000   Hayward CA MFHR Tennyson Gardens Apartments Project Series A US
               Bank NA LOC (Housing Revenue LOC)@                                         1.15        08/01/2032          1,400,000
   2,000,000   Lancaster CA Redevelopment Agency MFHR 20th Street Apartments
               Project Series C Collateralized By FNMA (Housing Revenue
               LOC)@                                                                      1.01        12/01/2026          2,000,000
   1,200,000   Livermore CA MFHR Series 1989a Mortgage Remarketed Portola
               Meadows Project FHLMC Insured (Housing Revenue LOC)@                       1.05        05/01/2019          1,200,000
   1,580,000   Long Beach CA Harbor Revenue Series 418 FGIC Insured (Airport
               Revenue LOC)@                                                              1.07        05/15/2020          1,580,000
     500,000   Long Beach CA Harbor Revenues Series A (Airport Revenue
               LOC)@                                                                      4.00        05/15/2027            503,280
   1,000,000   Long Beach CA Transportation (Tax Revenue LOC)                             1.50        10/04/2004          1,002,665

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date        Value
California (continued)
$  3,665,000   Los Angeles CA Community Redevelopment Agency MFHR Second &
               Central Apartments Project (Housing Revenue LOC)@                          1.03%       12/01/2038    $     3,665,000
   4,000,000   Los Angeles CA Convention & Exhibition Center Authority Lease
               Revenue Series C-1 AMBAC Insured (Lease Revenue LOC)@                      0.97        08/15/2021          4,000,000
   2,000,000   Los Angeles CA Convention & Exhibition Center Authority Lease
               Revenue Series D AMBAC Insured (Lease Revenue LOC)@                        0.97        08/15/2021          2,000,000
   2,265,000   Los Angeles CA Department Water & Power Electric Revenue Series
               143 MBIA Insured (Electric Plant Revenue LOC)@                             1.17        02/15/2024          2,265,000
   5,500,000   Los Angeles CA GO Series 1999a Merrill Lynch Capital Services
               LOC (General Obligation - States, Territories LOC)@                        1.04        03/01/2012          5,500,000
   2,200,000   Los Angeles CA MFHR Loans To Lenders Project Series B FHLB LOC
               (Multi-Family Housing Revenue LOC)@                                        1.15        12/01/2026          2,200,000
   1,695,000   Los Angeles CA Union School District Merlots Series A22
               (Property Tax Revenue LOC)@                                                1.05        07/01/2022          1,695,000
  20,500,000   Los Angeles CA Union School District Transportation Series A
               (Tax Revenue LOC)                                                          2.00        07/01/2004         20,553,990
   3,000,000   Los Angeles CA University School District Series A2 (Other
               Revenue LOC)                                                               1.50        07/01/2004          3,003,787
   1,000,000   Los Angeles CA Wastewater System Sewer Revenue Series B FGIC
               Insured (Water & Wastewater Authority Revenue LOC)@                        1.15        12/01/2031          1,000,000
   4,400,000   Los Angeles CA Water & Power Revenue Series 184 FSA Insured
               (Water Revenue LOC)@                                                       1.04        07/01/2022          4,400,000
   7,570,000   Los Angeles CA Water & Power Revenue Series 873 (Electric
               Revenue LOC)@                                                              1.04        07/01/2011          7,570,000
   1,200,000   Los Angeles CA Water & Power Revenue Subseries B-1 Dexia Insured
               (Water Revenue LOC)@                                                       1.00        07/01/2035          1,200,000
   3,000,000   Los Angeles County CA Metropolitan Transportation Authority
               Revenue FSA Insured (Transportation Revenue LOC)@                          1.05        07/01/2016          3,000,000
  10,000,000   Los Angeles County CA Metropolitan Transportation Authority
               Revenue FSA Insured (Transportation Revenue LOC)@                          1.05        07/01/2025         10,000,000
   2,000,000   Los Angeles County CA MFHR Authority Revenue P Float PT 639
               (HousingRevenue LOC)@                                                      1.11        10/01/2031          2,000,000
   4,200,000   Los Angeles County CA Schools Transportation Series A (Tax
               Allocation Revenue LOC)                                                    1.75        06/30/2004          4,208,492
   1,300,000   Los Angeles County Metropolitan Transportation Authority Tax
               Revenue Refunding Series A@                                                1.00        07/01/2020          1,300,000
   2,000,000   Metropolitan Water District Southern California Waterworks
               Revenue Series C1 Dexia LOC (Water Revenue LOC)@                           1.00        07/01/2030          2,000,000
   1,000,000   Metropolitan Water District Southern CA Waterworks Revenue
               Merlots A21 (Water Revenue LOC)@                                           1.05        07/01/2021          1,000,000
  12,000,000   Metropolitan Water District Southern California CA Series C
               (Water Revenue LOC)@                                                       0.98        07/01/2027         12,000,000
   4,400,000   Modesto CA Irrigation District Financing Authority Revenue
               Series SG 66 MBIA Insured (Electric Revenue LOC)@                          1.06        10/01/2015          4,400,000
   1,000,000   Orange County CA Apartment Development Revenue Hidden Hills
               Project Series C (Housing Revenue LOC)@                                    1.06        11/01/2009          1,000,000
   4,200,000   Orange County CA Apartment Development Revenue Issue G Series 2
               FNMA LOC (Housing Revenue LOC)@                                            1.01        11/15/2028          4,200,000
   5,200,000   Orange County CA Apartment Development Revenue Series B Aliso
               Creek Project FHLMC LOC (Housing Revenue LOC)@                             0.95        11/01/2022          5,200,000
   4,600,000   Orange County CA Sanitation Districts COP AMBAC Insured (Lease
               Revenue LOC)@                                                              1.00        08/01/2013          4,600,000
     950,000   Orange County CA Special Financing Authority Teeter Plan Revenue
               Series 1995d AMBAC Insured (Property Tax Revenue LOC)@                     1.05        11/01/2014            950,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date        Value
California (continued)
$  8,900,000   Orange County CA Special Financing Authority Teeter Plan Revenue
               Series E AMBAC Insured (Property Tax Revenue LOC)@                         1.05%       11/01/2014    $     8,900,000
   3,300,000   Orange County CA Water District Series 2003A Lloyds LOC (Water
               Revenue LOC)@                                                              1.01        08/01/2042          3,300,000
   5,790,000   Pleasant Valley CA School District (Property Tax Revenue
               LOC)@                                                                      1.04        08/01/2020          5,790,000
   4,000,000   Port of Oakland CA                                                         1.00        04/06/2004          4,000,000
   1,000,000   Port of Oakland CA                                                         0.95        04/07/2004          1,000,000
   1,000,000   Port of Oakland CA                                                         1.00        04/07/2004          1,000,000
   2,000,000   Port of Oakland CA                                                         1.00        04/08/2004          2,000,000
   5,600,000   Port of Oakland CA                                                         1.00        04/08/2004          5,600,000
   1,600,000   Riverside San Bernadino CA Housing & Finance Agency Lease
               Revenue Series A Societe Generale LOC (Housing Revenue
               LOC)@                                                                      1.05        07/01/2006          1,600,000
   2,000,000   Sacramento CA City Union School District Tax & Revenue Antic
               Notes 2003-04 (General Obligation - School Districts LOC)                  2.00        11/12/2004          2,011,552
   3,000,000   Sacramento County CA HFA MFHR Arlington Creek Apartment Series 1
               Collateralized By FNMA (Housing Revenue LOC)@                              1.04        05/15/2034          3,000,000
   3,600,000   Sacramento County CA MFHR Suncreek Apartments Project Series A
               (Housing Revenue LOC)@                                                     1.01        04/01/2026          3,600,000
   3,200,000   Sacramento County CA Sanitation District Financing Authority
               Revenue Subordinate Lien Sacramento Regulation C Credit Agricole
               Indosuez LOC (Sewer Revenue LOC)@                                          1.03        12/01/2030          3,200,000
   5,810,000   Sam Mateo County CA Transportation District Sales Tax Revenue
               Floater PT 1914 FSA Insured (Sales Tax Revenue LOC)@                       1.04        12/01/2007          5,810,000
   4,700,000   San Diego CA MFHR Collateralized By FHLMC (Housing Revenue
               LOC)@                                                                      1.06        09/01/2004          4,700,000
   1,275,000   San Diego CA Union School District Series PA-804 (Educational
               Facilities Revenue LOC)@                                                   1.04        07/01/2022          1,275,000
   1,245,000   San Diego CA University School District (General Obligation -
               School Districts LOC)@                                                     1.04        07/01/2024          1,245,000
  15,000,000   San Diego County & School District Revenue Anticipation Notes
               Series A (Educational Facilities Revenue LOC)                              1.75        06/30/2004         15,031,069
   3,400,000   San Francisco CA City & County Redevelopment Agency MFHR Namiki
               Apartments Project Series C Citibank NA LOC (Multi-Family
               Housing Revenue LOC)@                                                      1.09        11/01/2036          3,400,000
   6,000,000   San Jose CA MFHR Evans Lane Apartments Project Series H Bank of
               America NA LOC (Multi-Family Housing Revenue LOC)@                         1.08        04/15/2036          6,000,000
   2,000,000   San Jose CA MFHR Series A FNMA Insured (Multi-Family Housing
               Revenue LOC)@                                                              1.05        03/01/2032          2,000,000
   7,800,000   San Jose CA Mortgage Revenue Somerset Park Project
               Collateralized By FHLMC Remarketed (Housing Revenue LOC)@                  1.05        11/01/2017          7,800,000
   1,000,000   San Jose CA Redevelopment Agency Tax Allocation CTFS Series 149
               MBIA Insured (Tax Incremental Revenue LOC)@                                1.07        08/01/2027          1,000,000
   2,000,000   Santa Barbara County CA Transportation Series A (Tax Revenue LOC)          2.00        07/23/2004          2,007,351
   9,000,000   South Orange County CA PFA Special Tax Revenue Series 146 (Tax
               Revenue LOC)@                                                              1.17        08/15/2015          9,000,000
   2,100,000   South Placer CA Wastewater Authority Revenue Series B (Sewer
               Revenue LOC)@                                                              0.98        11/01/2035          2,100,000
   1,500,000   Stanford University                                                        0.90        05/10/2004          1,500,000
   2,800,000   Stanford University                                                        0.90        05/24/2004          2,800,000
     200,000   Stockton CA Health Facilities Revenue Series A (Healthcare
               Facilities Revenue LOC)@                                                   1.10        12/01/2032            200,000

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date        Value
California (continued)
$  4,100,000   Turlock CA Irrigation District COP Capital Improvement Project
               Societe Generale LOC  (Lease Revenue LOC)@                                 1.12%       01/01/2031    $     4,100,000
   3,200,000   Union City CA MFHR Housing Mission Sierra Series A (Housing
               Revenue LOC)@                                                              1.01        07/15/2029          3,200,000
   1,695,000   University CA Education Facilities Revenue Series 479 MBIA
               Insured (Higher Education Facilities Authority Revenue
               LOC)@                                                                      1.05        09/01/2022          1,695,000
   3,000,000   University of California                                                   0.90        05/06/2004          3,000,000
   2,100,000   University of California                                                   0.90        05/07/2004          2,100,000
   1,200,000   University of California                                                   0.92        05/19/2004          1,200,000
   2,700,000   University of California                                                   0.93        06/04/2004          2,700,000
   1,000,000   University of California                                                   0.92        06/07/2004          1,000,000
   1,000,000   University of California                                                   0.95        06/08/2004          1,000,000
   3,300,000   University of California                                                   0.93        06/09/2004          3,300,000
   2,400,000   University of California                                                   0.93        06/09/2004          2,400,000
   1,200,000   University of California                                                   0.95        06/09/2004          1,200,000
   3,600,000   University of California                                                   0.98        06/10/2004          3,600,000
   1,000,000   Ventura County CA Public Financing                                         0.90        05/13/2004          1,000,000
     600,000   Ventura County CA Public Financing                                         0.92        08/11/2004            600,000
  10,500,000   Vernon CA Electric Systems Revenue Malburg Project (Electric
               Revenue LOC)@                                                              1.00        04/01/2023         10,500,000

                                                                                                                        486,668,334
                                                                                                                    ---------------
Other - 1.53%
   5,000,000   ABN AMRO Munitops CTFS Tr 1998-20 Munitops Certificates
               AMBAC Insured (Other Revenue LOC)@                                         1.08        07/05/2006          5,000,000
   2,680,000   ABN AMRO Munitops CTFS Tr 2000-5 Munitops Certificates FGIC
               Insured (Other Revenue LOC)++@                                             1.12        05/07/2008          2,680,000

                                                                                                                          7,680,000
                                                                                                                    ---------------
Puerto Rico - 1.41%
   2,500,000   Eagle Tax-Exempt Trust CTF 20015101 Class A (Puerto Rico
               Commonwealth Infrastructure Financing Authority Series A) (Other
               Revenue LOC)@                                                              1.05        10/01/2034          2,500,000
   4,575,000   Eagle Tax-Exempt Trust CTF 20025102 Class A (Puerto Rico
               Commonwealth Highway & Transportation Revenue Series D) FSA Insured
               (Toll Road Revenue LOC)@                                                   1.05        07/01/2027          4,575,000

                                                                                                                          7,075,000
                                                                                                                    ---------------

Total Municipal Bonds & Notes (Cost $501,423,334)                                                                       501,423,334
                                                                                                                    ---------------

Total Investments in Securities
(Cost $501,423,334)*                             99.91%                                                             $   501,423,334
Other Assets and Liabilities, Net                 0.09                                                                      429,414
                                                ------                                                              ---------------

Total Net Assets                                100.00%                                                             $   501,852,748
                                                ======                                                              ===============

+/-     Variable rate securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

@ These variable rate securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date        Value
Agency Notes - Interest Bearing - 1.03%
$ 15,000,000   FHLMC+/-                                                                  1.03%        02/04/2005    $    14,993,680

Total Agency Notes - Interest Bearing (Cost $14,993,680)                                                                 14,993,680
                                                                                                                    ---------------
Certificates of Deposit - 9.66%
  25,000,000   BNP Paribas New York                                                      1.50         11/19/2004         25,008,614
  10,000,000   CDC Ixis                                                                  1.40         11/04/2004         10,000,000
  30,000,000   HBOS Treasury Services plc                                                1.10         07/30/2004         30,000,000
  40,000,000   Royal Bank of Scotland plc                                                1.05         07/02/2004         40,000,000
  10,000,000   Swedbank New York                                                         1.41         11/03/2004          9,999,408
  25,000,000   Unicredito Italiano SpA                                                   1.13         04/19/2004         25,000,062

Total Certificates of Deposit (Cost $140,008,084)                                                                       140,008,084
                                                                                                                    ---------------
Commercial Paper - 55.04%
  25,000,000   Amstel Funding Corporation++^                                             1.05         05/17/2004         24,966,458
  25,000,000   Aquinas Funding LLC++^                                                    1.10         04/05/2004         24,996,944
  45,000,000   Atlantis One Funding Corporation++^                                       1.08         09/13/2004         44,778,281
  25,000,000   Bradford & Bingley plc++^                                                 1.04         04/16/2004         24,989,167
  20,000,000   Bradford & Bingley plc^                                                   1.13         01/07/2005         20,000,000
  25,000,000   Cafco LLC++^                                                              1.04         06/22/2004         24,940,778
  17,557,000   Cancara Asset Securitization Limited++^                                   1.05         04/19/2004         17,547,783
  20,000,000   Concord Minutemen Capital Company LLC^                                    1.10         04/14/2005         20,000,000
  23,293,000   Crown Point Capital Company LLC++^                                        1.06         04/02/2004         23,292,314
  20,133,000   Crown Point Capital Company LLC++^                                        1.06         04/16/2004         20,124,108
  20,000,000   CXC LLC++^                                                                1.04         06/17/2004         19,955,511
  30,000,000   DNB Nor Bank ASA^                                                         1.10         08/17/2004         29,874,075
  10,000,000   GE Financial Assurance Holdings Incorporated++^                           1.03         04/20/2004          9,994,564
  14,400,000   Grampian Funding LLC++^                                                   1.05         05/26/2004         14,376,900
  20,000,000   Irish Life & Permanent plc++^                                             1.06         06/03/2004         19,962,900
  25,000,000   Irish Life & Permanent plc++^                                             1.09         06/22/2004         24,937,931
  10,000,000   K2 (USA) LLC++^                                                           1.08         09/22/2004          9,947,800
   9,500,000   K2 (USA) LLC++^                                                           1.11         09/23/2004          9,448,740
  50,000,000   KBC Financial Products International Limited++^                           1.06         04/05/2004         49,994,111
  45,000,000   Lexington Parker Capital Corporation++^                                   1.10         09/01/2004         44,789,625
  35,000,000   Liquid Funding Limited^                                                   1.07         07/09/2004         35,000,000
  25,000,000   Moat Funding LLC++^                                                       1.10         04/05/2004         24,996,944
  25,000,000   Nationwide Building Society^                                              1.15         05/17/2004         24,963,264
  20,000,000   Neptune Funding Corporation++^                                            1.06         04/13/2004         19,992,933
  50,000,000   Network Rail Commercial Paper Finance plc++^                              1.11         04/02/2004         49,998,458
  30,000,000   Perry Global Funding Limited++^                                           1.05         04/28/2004         29,976,375
  20,000,000   Regency Markets Number 1 LLC++^                                           1.06         04/20/2004         19,988,864
  25,000,000   Republic of Italy^                                                        1.11         07/06/2004         24,926,000
  45,000,000   Spintab AB^                                                               1.05         07/21/2004         44,854,313
  19,000,000   Tango Finance Corporation++^                                              1.07         07/08/2004         18,944,657
  25,000,000   Tango Finance Corporation++^                                              1.08         09/23/2004         24,868,750

Total Commercial Paper (Cost $797,428,548)                                                                              797,428,548
                                                                                                                    ---------------

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date        Value
Corporate Bonds & Notes - 0.69%
$ 10,000,000   Strategic Money Market Trust Series 2003-M++ +/-                           1.11%       12/15/2004    $    10,000,000

Total Corporate Bonds & Notes (Cost $10,000,000)                                                                         10,000,000
                                                                                                                    ---------------
Extendable Bonds - 10.01%
  25,000,000   General Electric Capital Corporation+/-                                    1.18        04/08/2005         25,016,312
  50,000,000   ING Security Life Institutional Funding++ +/-                              1.12        04/08/2005         50,000,000
  20,000,000   Northern Rock plc++ +/-                                                    1.13        04/08/2005         20,000,000
  50,000,000   Restructured Asset Securities Enhanced Returns Series
               2002-7-MM++ +/-                                                            1.36        03/02/2005         50,000,000

Total Extendable Bonds (Cost $145,016,312)                                                                              145,016,312
                                                                                                                    ---------------
Medium Term Notes - 9.71%
  20,000,000   Bear Stearns Companies Incorporated+/-                                     1.09        04/05/2004         19,999,978
  20,000,000   Belford U.S. Capital Company++ +/-                                         1.09        04/19/2005         20,000,000
  25,000,000   CC (USA) Incorporated++                                                    1.50        11/17/2004         25,000,000
  35,000,000   Liberty Lighthouse US Capital Company++ +/-                                1.07        07/19/2004         34,998,961
  15,000,000   Liberty Lighthouse US Capital Company++                                    1.40        08/16/2004         14,999,720
  25,000,000   M&I Marshall & Ilsley Bank                                                 5.25        12/15/2004         25,655,577

Total Medium Term Notes (Cost $140,654,236)                                                                             140,654,236
                                                                                                                    ---------------
Promissory Note - 1.38%
  20,000,000   Goldman Sachs Group Incorporated++                                         1.17        01/26/2005         20,000,000

Total Promissory Note (Cost $20,000,000)                                                                                 20,000,000
                                                                                                                    ---------------
Repurchase Agreements - 11.12%
  96,028,000   Bank of America NA - 102% Collateralized by US Government                  1.10        04/01/2004         96,028,000
               Securities
  35,000,000   Goldman Sachs Group Incorporated - 102% Collateralized by US               1.11        04/01/2004         35,000,000
               Government Securities
  30,000,000   JP Morgan Securities Incorporated - 102% Collateralized by US              1.11        04/01/2004         30,000,000
               Government Securities

Total Repurchase Agreements (Cost $161,028,000)                                                                         161,028,000
                                                                                                                    ---------------
Time Deposits - 2.76%
  40,000,000   Barclays Bank plc London                                                   1.10        04/01/2004         40,000,000

Total Time Deposits (Cost $40,000,000)                                                                                   40,000,000
                                                                                                                    ---------------
Total Investments in Securities

(Cost $1,469,128,860)*                          101.40%                                                             $ 1,469,128,860
Other Assets and Liabilities, Net                (1.40)                                                                 (20,229,424)
                                                ------                                                              ---------------

Total Net Assets                                100.00%                                                             $ 1,448,899,436
                                                ======                                                              ===============

+/-   Variable rate securities.

^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date       Value
Municipal Bonds & Notes - 99.79%

Alabama - 0.23%
$  1,250,000   Scottsboro AL Water Sewer & Gas Revenue AMBAC Insured (Water &
               Sewer Revenue LOC)@                                                        6.50%       12/01/2014   $     1,286,692
                                                                                                                   ---------------
Alaska - 3.36%
     935,000   Alaska Industrial Development Authority Revenue Providence
               Medical Office Building Associates Project KBC Bank NV LOC
               (Healthcare Facilities Revenue LOC)@                                       1.00        06/01/2010           935,000
   2,500,000   Valdez AK Marine Terminal Revenue Bonds Exxon Pipeline Project
               Series 1985 (Aaa P-1, Aaa A-1+) (Industrial Development Revenue
               LOC)@                                                                      1.12        07/01/2037         2,500,000
  11,025,000   Valdez AK Marine Terminal Revenue BP Pipelines Incorporated
               Project Series A (Industrial Development Revenue LOC)@                     1.12        06/01/2037        11,025,000
   4,500,000   Valdez AK Marine Terminal Revenue Exxon Pipeline Corporation
                    Project Series C@                                                     1.00        12/01/2033         4,500,000

                                                                                                                        18,960,000
                                                                                                                   ---------------
Arizona - 0.76%
   4,000,000   Arizona School District Tax Anticipation Notes Financing Program
               CTFs Participation (Other Revenue LOC)                                     1.75        07/30/2004         4,009,754
     260,000   Maricopa County AZ IDA SFMR (Housing Revenue LOC)@                         1.12        09/01/2005           260,000

                                                                                                                         4,269,754
                                                                                                                   ---------------
California - 4.62%
   5,500,000   California HFA Revenue Home Mortgages Series M (Housing Revenue
               LOC)@                                                                      1.13        02/01/2025         5,500,000
     300,000   California HFFA Revenue Series B MBIA Insured (Health Facilities
               Financing Authority Revenue LOC)@                                          1.12        09/01/2028           300,000
   1,000,000   California Higher Education Loan Authority Incorporated Student
               Loan Revenue Series A State Street B&T Company LOC (Educational
               Facilities Revenue LOC)@                                                   1.05        07/01/2005         1,000,000
   1,500,000   California State Department Water Reserve & Power Supply Revenue
               Series B-1 Bank of New York LOC (Power Revenue LOC)@                       1.12        05/01/2022         1,500,000
     100,000   City of Newport Beach CA Health Care Revenue Hoag Memorial
               Hospital Series C (Healthcare Facilities Revenue LOC)@                     1.12        10/01/2026           100,000
   4,200,000   Metropolitan Water District Southern CA Waterworks Revenue
               Series C2 (Water Revenue LOC)@                                             1.03        07/01/2036         4,200,000
   1,850,000   MSR Public Power Agency CA Utility Tax Revenue San Juan Project
               Series F MBIA Insured (Power Revenue LOC)@                                 1.09        07/01/2022         1,850,000
     600,000   Port of Oakland CA                                                         0.93        08/10/2004           600,000
  11,000,000   San Bernardino County CA Transportation (State & Local
               Governments LOC)                                                           1.50        07/01/2004        11,018,981

                                                                                                                        26,068,981
                                                                                                                   ---------------
Colorado - 3.52%
   8,345,000   Arapohoe County Colorado Water And Wastewater Authority
               Revenue@                                                                   1.05        12/01/2033         8,345,000
   1,900,000   Arvada County CO Water Enterprises Revenue FSA Insured (Water
               Revenue LOC)@                                                              1.15        11/01/2020         1,900,000
   1,000,000   Colorado State General Fund Revenue                                        1.75        06/25/2004         1,001,818
   7,600,000   Moffat County PCR Pacificorp Project@                                      1.08        05/01/2013         7,600,000
   1,000,000   Westminster Colorado Water and Wastewater Utilities Enterprise
               Revenue                                                                    6.25        12/01/2004         1,034,676

                                                                                                                        19,881,494
                                                                                                                   ---------------
Connecticut - 1.70%
   1,000,000  Connecticut Health & Education                                              0.90        05/10/2004         1,000,000
     600,000  Connecticut State Health & Educational Facilities Authority
              Revenue Yale University Series T-1 (State Agency Housing Revenue
              LOC)@                                                                       1.07        07/01/2029           600,000

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date       Value
Connecticut (continued)
$  8,000,000   Connecticut State Health & Educational Facilities Authority
               Revenue Yale University Series X-3 (Educational Facilities
               Revenue LOC)@                                                              1.07%       07/01/2037   $     8,000,000

                                                                                                                         9,600,000
                                                                                                                   ---------------
Delaware - 0.14%
     800,000   Kent County Student Housing Revenue@                                       1.01        07/01/2036           800,000
                                                                                                                   ---------------
Florida - 4.28%
     500,000   Escambia County FL Housing Finance Authority SFMR CTFs Series B
               (Single Family Mortgage Revenue LOC)@                                      1.15        10/01/2009           500,000
   2,185,000   Escambia County FL Housing Finance Authority SFMR CTFs Series C
               (Single Family Mortgage Revenue LOC)@                                      1.14        10/01/2032         2,185,000
   2,000,000   Hillsborough County FL                                                     1.10        08/26/2004         2,000,000
   1,000,000   Hillsborough County FL                                                     1.10        08/26/2004         1,000,000
   1,000,000   Jacksonville FL Economic Development Health Care Facilities
               Revenue@                                                                   1.23        09/01/2023         1,000,000
   2,950,000   Orange County FL IDA Industrial Development Revenue Central
               Florida YMCA Project Series A Bank of America NA LOC
               (Industrial DevelopmentRevenue LOC)@                                       1.10        05/01/2027         2,950,000
   2,485,000   Orange County FL School Board Certificates of Participation
               Revenue Series B (Educational Facilities Revenue LOC)@                     1.10        08/01/2025         2,485,000
  12,000,000   Sunshine State Governmental Financing Commission Revenue (Other
               Revenue LOC)@                                                              1.01        07/01/2016        12,000,000

                                                                                                                        24,120,000
                                                                                                                   ---------------
Georgia - 0.82%
   4,600,000   Georgia Local Government CTFs Participation Series K (General
               Obligation - Political Subdivision LOC)@                                   1.12        06/01/2028         4,600,000
                                                                                                                   ---------------
Hawaii - 0.89%
   1,800,000   Honolulu HI City & County Tax Revenue Series B FGIC Insured
               (Property Tax Revenue LOC)                                                 6.13        06/01/2004         1,833,188
   3,200,000   Honolulu HI City & County Tax Revenue Series C FGIC Insured
               (Property Tax Revenue LOC)@                                                1.18        12/01/2008         3,200,000

                                                                                                                         5,033,188
                                                                                                                   ---------------
Idaho - 1.76%
   1,890,000   Idaho Housing & Financial Assistance Housing Revenue Balmoral
               Apartments II Development Project US Bank NA LOC (Housing
               Revenue LOC)@                                                              1.16        04/01/2033         1,890,000
   8,000,000   Idaho State Tax Anticipation Notes (Property Tax Revenue LOC)              2.00        06/30/2004         8,023,415

                                                                                                                         9,913,415
                                                                                                                   ---------------
Illinois - 7.60%
   2,300,000   Chicago IL Sales Tax Revenue Series Sg 131 FGIC Insured (Sales
               Tax Revenue LOC)@                                                          1.07        01/01/2027         2,300,000
   1,000,000   Eagle Tax-Exempt Trust CTF 20021304 Class A (Illinois State)
               FGIC Insured (Other Revenue LOC)@                                          1.08        02/01/2027         1,000,000
   5,500,000   Eagle Tax-Exempt Trust CTF 20021306 Class A (Chicago IL Park
               District Series D) FGIC Insured (Recreational Facilities Revenue
               LOC)@                                                                      1.08        01/01/2029         5,500,000
   1,645,000   Elgin IL Industrial Development Revenue Gemini Mouldings Project
               Lasalle Bank NA LOC (Industrial Development Revenue LOC)@                  1.11        12/01/2028         1,645,000
   2,720,000   Elgin IL Industrial Development Revenue Nelson Graphic
               Incorporated Project Lasalle Bank NA LOC (Industrial Development
               Revenue LOC)@                                                              1.11        05/01/2020         2,720,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date       Value
Illinois (continued)
$  1,900,000   Elmhurst IL Industrial Development Revenue John Sakash Company
               Incorporated Project Lasalle Bank NA LOC (Industrial
               DevelopmentRevenue LOC)@                                                   1.11%       02/01/2025   $     1,900,000
     849,000   Illinois Development Finance Authority Revenue Uhlich Childrens
               Home Project American National B&T LOC (Healthcare Facilities
               Revenue LOC)@                                                              1.02        06/01/2015           849,000
   2,710,000   Illinois Educational Facilities Authority Revenue Newberry
               Library Northern Trust Company LOC (Other Revenue LOC)@                    1.05        03/01/2028         2,710,000
     195,000   Illinois Educational Facilities Authority Revenue St Xavier
               University Project Series A Lasalle Bank NA LOC (College And
               University Revenue LOC)@                                                   1.04        10/01/2032           195,000
   7,900,000   Illinois Educational Facilities Authority Revenue Cultural
               Pooled Financing American National B&T LOC (College And
               University Revenue LOC)@                                                   1.05        03/01/2028         7,900,000
     600,000   Illinois Health Facilities Authority                                       0.97        04/06/2004           600,000
     400,000   Illinois Health Facilities Authority Revenue Memorial Medical
               Center Series C Kredietbank NV LOC (Healthcare Facilities
               Revenue LOC)@                                                              1.02        01/01/2016           400,000
   9,750,000   Illinois Health Facilities Authority Revenue Northwestern
               Memorial Hospital (Healthcare Facilities Revenue LOC)@                     1.10        08/15/2025         9,750,000
     700,000   Illinois Health Facilities Authority Revenue Silver Cross
               Hospital & Medical Series A Fifth Third Bank LOC (Healthcare
               Facilities Revenue LOC)@                                                   1.00        08/15/2026           700,000
   3,200,000   Illinois Health Facilities Authority University of Chicago
               Hospitals (Healthcare Facilities Revenue LOC)@                             1.08        08/15/2026         3,200,000
   1,300,000   Illinois State CTFs Series G (General Obligation - States,
               Territories LOC)@                                                          1.10        05/01/2015         1,300,000
     200,000   Illinois State Sales Tax Revenue Municipal Trust Receipts Series
               Sg-9 (Sales Tax Revenue LOC)@                                              1.07        06/15/2019           200,000

                                                                                                                        42,869,000
                                                                                                                   ---------------
Indiana - 3.75%
   1,245,000   Indiana HFFA Revenue Fayette Memorial Hospital Association
               Series A US Bank NA LOC (Healthcare Facilities Revenue
               LOC)@                                                                      1.17        10/01/2032         1,245,000
   5,000,000   Indiana Hospital Equipment Financing Authority Revenue Series A
               MBIA Insured (Healthcare Facilities Revenue LOC)@                          1.03        12/01/2015         5,000,000
   1,800,000   Indiana State Educational Facilities Authority Revenue St Mary
               Project Bank One Indiana NA LOC (College And University Revenue
               LOC)@                                                                      1.08        02/15/2026         1,800,000
   9,995,000   Indiana State Office Building Commission Facilities Revenue
               Merlots Series B17 MBIA Insured (Lease Revenue LOC)@                       1.10        07/01/2023         9,995,000
   3,100,000   Whiting IN Environmental Facilities Revenue BP Products Project
               Series C (Industrial Development Revenue LOC)@                             1.15        07/01/2034         3,100,000

                                                                                                                        21,140,000
                                                                                                                   ---------------
Iowa - 0.43%
     210,000   Iowa Finance Authority Health Care Facilities Revenue St Lukes
               Health Series A General Electric Capital Corporation LOC
               (Healthcare FacilitiesRevenue LOC)@                                        1.02        03/01/2018           210,000
   2,200,000   Iowa Higher Educational Learning Authority Revenue Private
               College Facility Loras College Project (Educational Facilities
               Revenue LOC)@                                                              1.12        11/01/2030         2,200,000

                                                                                                                         2,410,000
                                                                                                                   ---------------
Kansas - 0.28%
   1,600,000   Kansas State Development Finance Authority Revenue Vlg Shalom
               Obligation Group Series BB (Healthcare Facilities Revenue
               LOC)@                                                                      1.12        11/15/2028         1,600,000
                                                                                                                   ---------------
Kentucky - 1.56%
   7,500,000   Kentucky State Property and Buildings Commission Revenue Rocs RR
               II R 4053@                                                                 1.08        11/01/2020         7,500,000

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date       Value
Kentucky (continued)
$  1,265,000   Louisville & Jefferson County KY Metropolitan Sewer District
               Sewer and Drain System Series A (Sewer Revenue LOC)                        9.00%       05/15/2004   $     1,276,870

                                                                                                                         8,776,870
                                                                                                                   ---------------
Louisiana - 1.01%
     705,000   Jefferson Parish LA Home Mortgage Authority Floats Pt 229
               Collateralized By GNMA FNMA (Housing Revenue LOC)@                         1.12        06/01/2007           705,000
   1,300,000   Lake Charles LA Harbor and Terminal District Port Facilities
               (Industrial Development Revenue LOC)@                                      1.05        08/01/2007         1,300,000
   1,100,000   Louisiana Public Facilities Authority                                      0.96        05/17/2004         1,100,000
   1,260,000   Plaquemines LA Port Harbor & Terminal District Port Facilities
               Revenue International Marine Term Project Series B Kreditbank NV
               LOC (Harbor Department Revenue LOC)@                                       1.08        03/15/2006         1,260,000
   1,350,000   Plaquemines LA Port Harbor & Terminal District Port Facilities
               Revenue International Marine Terminal Project Series A
               Kreditbank NV LOC (Transportation Revenue LOC)@                            1.08        03/15/2006         1,350,000

                                                                                                                         5,715,000
                                                                                                                   ---------------
Maine - 0.87%
   4,900,000   Maine State Tax Anticipation Notes (State & Local Governments
               LOC)                                                                       1.75        06/30/2004         4,911,345
                                                                                                                   ---------------
Maryland - 0.35%
   2,000,000   Maryland Health & Higher Education                                         0.97        08/17/2004         2,000,000
                                                                                                                   ---------------
Massachusetts - 4.26%
   2,440,000   Massachusetts Health & Educational Facilities Authority Harvard
               University Issue Series Ee                                                 1.05        06/08/2004         2,440,000
   3,000,000   Massachusetts Health & Educational Facilities Authority Harvard
               University Issue Series Ee                                                 1.05        06/09/2004         3,000,000
   5,601,000   Massachusetts Health & Educational Facilities Authority Harvard
               University Issue                                                           0.95        06/07/2004         5,601,000
   5,100,000   Massachusetts St Health & Educational Facs Auth Rev Revenue
               Bonds Series 2000  (Educational Facilities Revenue LOC)@                   0.95        07/01/2035         5,100,000
   7,900,000   Massachusetts State Development Finance Agency Harvard
               University (College and University Revenue LOC)@                           0.95        07/15/2033         7,900,000

                                                                                                                        24,041,000
                                                                                                                   ---------------
Michigan - 4.06%
   2,260,000   Detroit MI Sewer Disposal Revenue Merlots Series B41 FSA Insured
               (Sewer Revenue LOC)@                                                       1.10        07/01/2026         2,260,000
   3,095,000   Detroit MI Sewer Disposal Revenue Series II-R-103 FGIC Insured
               (Sewer Revenue LOC)@                                                       1.08        07/01/2026         3,095,000
   2,100,000   Livonia MI Public School District (Property Tax Revenue
               LOC)@                                                                      1.08        05/01/2023         2,100,000
   2,195,000   Michigan Higher Education Student Loan Authority Revenue Putters
               Series 238 (Other Revenue LOC)@                                            1.10        06/01/2019         2,195,000
   4,000,000   Michigan State                                                             2.00        09/30/2004         4,020,226
   1,500,000   Michigan State Building Authority Revenue Series I (Tax Revenue
               LOC)                                                                       5.00        10/15/2004         1,531,240
   7,700,000   Michigan State Housing Development Authority Limited Obligation
               Revenue Nonprofit Housing Corporation VI (Housing Revenue
               LOC)@                                                                      1.05        06/01/2025         7,700,000

                                                                                                                        22,901,466
                                                                                                                   ---------------
Minnesota - 5.02%
      25,000   Burnsville MN MFHR Berkshire Project Series A Collateralized By
               FNMA (Multi-Family Housing Revenue LOC)@                                   1.02        07/15/2030            25,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date       Value
Minnesota (continued)
$  1,900,000   Cohasset MN Revenue Minnesota Power & Light Company Project
               Series A ABN AMRO Bank NV LOC (Industrial Development Revenue
               LOC)@                                                                      1.12%       06/01/2020   $     1,900,000
   1,100,000   Crystal MN MFHR Crystal Apartments Project Collateralized By
               FHLB (Multi-Family Housing Revenue LOC)@                                   1.03        05/01/2027         1,100,000
     300,000   Dakota County MN CDA MFHR Regatta Commons Project Series A
               Lasalle Bank NA LOC (Multi-Family Housing Revenue LOC)@                    1.22        01/01/2038           300,000
   2,060,000   Duluth MN Economic Development Authority Health Care Facilities
               Miller Dwan Medical Center (Healthcare Facilities Revenue
               LOC)@                                                                      1.17        06/01/2019         2,060,000
   6,500,000   Hopkins MN Independent School District Number 270 Tax
               Anticipation CTFS (Property Tax Revenue LOC)                               1.50        03/18/2005         6,530,941
     250,000   Mankato MN MFHR Highland Project US Bank Trust NA LOC Remarketed
               10/03/00 (State & Local Governments LOC)@                                  1.17        05/01/2027           250,000
     550,000   Maple Grove MN MFHR Basswood Trails Project (Housing Revenue
               LOC)@                                                                      1.02        03/01/2029           550,000
   4,400,000   Minnesota School Districts Tax & Aid Anticipation Borrowing
               Program CTFs Series A (Other Revenue LOC)                                  1.75        08/27/2004         4,414,109
   1,200,000   Minnesota State Higher Education Facilities Authority Revenue St
               Thomas University Series 5l (Educational Facilities Revenue
               LOC)@                                                                      1.05        04/01/2027         1,200,000
   1,675,000   New Brighton MN MFHR Golden Pond Housing Project (Multi-Family
               Housing Revenue LOC)@                                                      1.07        07/15/2032         1,675,000
   2,150,000   Plymouth MN MFHR Lancaster Village Apartments Project
               Collateralized By FNMA (Housing Revenue LOC)@                              1.02        09/15/2031         2,150,000
     500,000   Rochester MN Health Care Facilities Revenue                                0.94        06/10/2004           500,000
   1,170,000   St Paul MN Port Authority District Cooling Revenue Series O
               Dexia Credit Local De France LOC (Transportation Revenue
               LOC)@                                                                      1.17        03/01/2012         1,170,000
     200,000   St Paul MN Port Authority District Cooling Revenue Series R
               Dexia Credit Local De France LOC (Transportation Revenue
               LOC)@                                                                      1.22        03/01/2022           200,000
   1,085,000   St Paul MN Port Authority Tax Increment Revenue Westgate Office
               & Industrial Center Project US Bank Trust NA LOC (Transportation
               Revenue LOC)@                                                              1.08        02/01/2015         1,085,000
   2,190,000   University of Minnesota Education Facilities Revenue
               Intermediate Term Financing Series A (Special Facilities Revenue
               LOC)@                                                                      1.06        01/01/2034         2,190,000
   1,000,000   University of Minnesota GO University Revenue (Educational
               Facilities Revenue LOC)@                                                   1.08        07/01/2021         1,000,000

                                                                                                                        28,300,050
                                                                                                                   ---------------
Mississippi - 0.05%
     270,000   Mississippi Home Corporation SFMR Series 146 GNMA FNMA Insured
               (Single Family Mortgage Revenue LOC)@                                      1.12        11/01/2029           270,000
                                                                                                                   ---------------
Montana - 0.61%
   1,200,000   Montana State Board of Investments Municipal Finance
               Construction Act-Intercap Program (Other Revenue LOC)@                     1.25        03/01/2009         1,200,000
   1,000,000   Montana State Board of Investments Municipal Finance
               Construction-Intercap Program (Other Revenue LOC)@                         1.25        03/01/2005         1,000,000
   1,215,000   Montana State Board of Investments Municipal Finance
               Construction-Intercap Program (Other Revenue LOC)@                         1.25        03/01/2010         1,215,000

                                                                                                                         3,415,000
                                                                                                                   ---------------
Nebraska - 1.38%
   3,500,000   American Public Energy Agency Nebraska Gas Supply Revenue
               National Public Gas Agency Project Series A (Other Revenue
               LOC)@                                                                      1.07        02/01/2014         3,500,000
   2,700,000   Lincoln NE Electric                                                        0.97        04/08/2004         2,700,000

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date       Value
Nebraska (continued)
$  1,600,000   Nebraska Educational Finance Authority Revenue Creighton
               University Project Allied Irish Bank plc LOC (Educational
               Facilities Revenue LOC)@                                                   1.12%       08/01/2031   $     1,600,000

                                                                                                                         7,800,000
                                                                                                                   ---------------
Nevada - 1.00%
   1,300,000   Clark County NV Roc Rr Series II-R-1035 MBIA Insured (Property
               Tax Revenue LOC)@                                                          1.08        06/01/2021         1,300,000
   4,340,000   Washoe County NV School District (Property Tax Revenue
               LOC)@                                                                      1.08        06/01/2020         4,340,000

                                                                                                                         5,640,000
                                                                                                                   ---------------
New Jersey - 0.18%
   1,000,000   New Jersey Educational Facilities Authority Princeton University           0.95        06/07/2004         1,000,000
                                                                                                                   ---------------
New York - 0.89%
   5,000,000   New York City NY Transitional Financing Authority NYC Recovery
               Revenue Series 3@                                                          1.12        11/01/2022         5,000,000
                                                                                                                   ---------------
North Carolina - 2.39%
  12,000,000   Charlotte - Mecklenberg Hospital Authority North Carolina Health
               Care Systems Revenue Series D (Healthcare Facilities Revenue
               LOC)@                                                                      1.00        01/15/2026        12,000,000
   1,500,000   North Carolina Capital Facilities                                          0.95        06/10/2004         1,500,000

                                                                                                                        13,500,000
                                                                                                                   ---------------
Ohio - 0.58%
   1,250,000   Cuyahoga County OH                                                         0.98        05/20/2004         1,250,000
   2,000,000   Hamilton County OH Hospital Facilities Revenue Elizabeth Gamble
               Series B JP Morgan Chase & Company LOC (Healthcare Facilities
               Revenue LOC)@                                                              0.90        06/01/2027         2,000,000

                                                                                                                         3,250,000
                                                                                                                   ---------------
Oregon - 2.31%
     500,000   Deschutes County OR Series A FSA Insured (Property Tax Revenue
               LOC)                                                                       5.00        06/15/2004           504,223
   1,250,000   Gilliam County OR Solid Waste Disposal Revenue Waste Management
               Incorporated Project JP Morgan Chase Bank LOC (Solid Waste
               Revenue LOC)@                                                              1.08        07/01/2027         1,250,000
   4,200,000   Multnomah County OR Higher Education Revenue Concordia
               University Portland Project (College And University Revenue
               LOC)@                                                                      1.17        12/01/2029         4,200,000
   7,000,000   Oregon State Tax Anticipation Notes                                        2.25        11/15/2004         7,050,986

                                                                                                                        13,005,209
                                                                                                                   ---------------
Other - 2.41%
   2,000,000   Munimae Trust Collateralized By FHLMC (Housing Revenue
               LOC)@                                                                      1.13        12/19/2005         2,000,000
       5,747   Pitney Bowes Credit Corporation Leasetops Tr Revenue Series
               2002-1 (Lease Revenue LOC)@                                                1.27        07/19/2006             5,747
   1,010,000   Roaring Fork Municipal Products Limited Liability Corporation
               Series 2000-14 Class A (Other Revenue LOC)@                                1.22        06/01/2005         1,010,000
   3,560,000   Roaring Fork Municipal Products Limited Liability Corporation
               Series 2002-5 Class A (Other Revenue Loc)@                                 1.22        11/01/2034         3,560,000
     506,195   Roaring Fork Municipal Products Limited Liability Corporation
               Series 2002-6 Class A (Other Revenue LOC)@                                 1.22        06/01/2034           506,195
   6,490,000   Sunamerica Trust (General Obligation - School Districts
               LOC)@                                                                      1.22        07/01/2041         6,490,000

                                                                                                                        13,571,942
                                                                                                                   ---------------
Pennsylvania - 0.54%
   1,000,000   Pennsylvania Infrastructure Investory Authority Revenue Ln Pool
               - Series A                                                                 2.00        09/01/2004         1,003,763

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date       Value
Pennsylvania (continued)
$    500,000   Pennsylvania State Higher Education Assistance Agency Student
               Loan Revenue Series A AMBAC Insured  (Educational Facilities
               Revenue LOC)@                                                              1.03%       12/01/2025   $       500,000
   1,500,000   Philadelphia PA School District Revenue Series S (Property Tax
               Revenue LOC)                                                               5.25        03/01/2005         1,562,581

                                                                                                                         3,066,344
                                                                                                                   ---------------
Rhode Island - 0.71%
   3,995,000   Rhode Island Refunding Board Authority State Public Projects
               Revenue (Lease Revenue LOC)@                                               1.07        08/01/2005         3,995,000
                                                                                                                   ---------------
South Carolina - 1.96%
   3,600,000   Charleston County SC School District Tax Anticipation Notes
               (Property Tax Revenue LOC)                                                 1.25        04/14/2004         3,600,388
   2,100,000   Charleston, South Carolina Waterworks And Sewer Revenue Bonds
               Series 2003a@                                                              1.07        01/01/2033         2,100,000
   1,465,000   Eagle Tax-Exempt Trust CTF 20004001 Class A (South Carolina
               State Public Service Authority Revenue Series A) MBIA Insured
               (Utilities Revenue LOC)@                                                   1.08        01/01/2022         1,465,000
   3,900,000   Piedmont Municipal Power Agency SC Electric Revenue (Electric
               Revenue LOC)@                                                              1.05        01/01/2022         3,900,000

                                                                                                                        11,065,388
                                                                                                                   ---------------
Tennessee - 3.84%
   2,310,000   Clarksville TN Public Building Authority Revenue Pooled
               Financing Tennessee Municipal Bond Funding Bank of America NA
               LOC (Other Revenue LOC)@                                                   1.10        07/01/2031         2,310,000
   7,200,000   Clarksville TN Public Building Authority Revenue Pooled
               Financing Tennessee Municipal Bond Funding Bank of America NA
               LOC (Other Revenue LOC)@                                                   1.10        01/01/2033         7,200,000
   2,000,000   Eagle Tax-Exempt Trust CTF 20004202 Class A (Chattanooga TN
               Industrial Development Board Lease Rent Revenue) AMBAC Insured
               (Lease Revenue LOC)@                                                       1.08        10/01/2027         2,000,000
     600,000   Jackson TN Energy Authority Wastewater System Revenue FSA
               Insured (Sewer Revenue LOC)@                                               1.05        12/01/2022           600,000
   8,000,000   Montgomery County TN Public Building Authority Pooled Financing
               Revenue Tennessee County Loan Pool (Other Revenue LOC)@                    1.10        04/01/2032         8,000,000
     894,500   Portland TN Health & Education Facilities Board Hospital Revenue
               Series 322 (Hospital Revenue LOC)@                                         1.15        11/15/2014           894,500
     640,000   Tennessee Housing Development Agency Series H (Housing Revenue
               LOC)@                                                                      1.15        01/01/2021           640,000

                                                                                                                        21,644,500
                                                                                                                   ---------------
Texas - 14.69%
   2,450,000   Alief TX Independent School District                                       5.00        02/15/2005         2,535,146
     435,000   Austin TX (Property Tax Revenue LOC)                                       3.00        09/01/2004           438,419
   1,040,000   Dallas Texas Civic Center                                                  6.00        08/15/2004         1,058,746
   4,100,000   Eagle Tax-Exempt Trust CTF 20024301 Class A (Ector County TX
               Independent School District) PSFG Insured (Property Tax Revenue
               LOC)@                                                                      1.08        08/15/2021         4,100,000
     400,000   Gulf Coast Waste Disposal Authority Environmental Facilities
               Revenue Exxon Mobil Project Series A (Industrial Development
               Revenue LOC)@                                                              1.05        06/01/2030           400,000
   6,900,000   Gulf Coast Waste Disposal Authority TX Environmental Facilities
               Revenue Exxon Mobil Project (Industrial Development Revenue
               LOC)@                                                                      1.05        06/01/2030         6,900,000
   1,700,000   Gulf Coast Waste Disposal Authority TX Revenue Amoco Oil
               Corporation Project (Industrial Development Revenue LOC)@                  1.15        07/01/2027         1,700,000
   1,800,000   Harris County Hospital                                                     0.98        06/25/2004         1,800,000
   1,000,000   Harris County TX                                                           1.00        04/07/2004         1,000,000
   9,232,500   Harris County TX Health Facilities Development Corporation
               Revenue Floater CTFs Series 357 MBIA Insured (Healthcare
               Facilities Revenue LOC)@                                                   1.07        07/01/2029         9,232,500
   6,300,000   Harris County TX Health Facilities Development Corporation
               Revenue YMCA of Greater Houston Area (Other Revenue LOC)@                  1.12        07/01/2037         6,300,000

WELLS FARGO MONEY MARKET TRUSTS       PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date       Value
Texas (continued)
$  2,660,000   Harris County TX Houston Sports Authority Special Revenue Jr
               Lien Rodeo Series C MBIA Insured (Sports Facilities Revenue
               LOC)@                                                                      1.07%       11/15/2030   $     2,660,000
   6,900,000   Harris County TX IDA PCR Exxonmobil Project (Industrial
               Development Revenue LOC)@                                                  1.05        08/15/2027         6,900,000
     500,000   Houston Texas GO (Tax Revenue LOC)@                                        1.10        03/01/2010           500,000
     600,000   Houston TX                                                                 0.95        08/12/2004           600,000
   4,245,000   Houston TX Independent School District CTFs Series 462 PSFG
               Insured (Property Tax Revenue LOC)@                                        1.07        02/15/2026         4,245,000
   1,900,000   Lower Colorado River Authority Texas Rocs - Rr II R 4530@                  1.08        05/15/2022         1,900,000
   5,000,000   Lower Neches River Valley Authority TX Individual Development
               Corporation Facilities Revenue Exxon Mobil Project Series B
               (Industrial DevelopmentRevenue LOC)@                                       1.05        02/01/2031         5,000,000
     500,000   North Central TX Health Facilities Development Corporation
               Revenue Dallas Jewish Community Foundation Allied Irish Bank plc
               LOC (Private School Revenue LOC)@                                          1.08        12/01/2030           500,000
   1,480,000   Polly Ryon Hospital Authority TX Polly Ryon Memorial Hospital JP
               Morgan Chase & Company LOC (Hospital Revenue LOC)@                         1.02        11/01/2026         1,480,000
     800,000   Texas Public Financial Authority                                           0.95        06/07/2004           800,000
   5,000,000   Texas State Transportation (Tax Revenue LOC)                               2.00        08/31/2004         5,017,690
   4,000,000   University of Texas                                                        0.95        05/11/2004         4,000,000
   4,000,000   University of Texas (General Obligation - School Districts LOC)            0.95        06/30/2004         4,000,000
   9,800,000   University Texas University Revenues Series A (College And
               University Revenue LOC)@                                                   1.03        08/15/2013         9,800,000

                                                                                                                        82,867,501
                                                                                                                   ---------------
Utah - 0.18%
   1,000,000   Intermountain Power Agency                                                 0.94        04/05/2004         1,000,000
                                                                                                                   ---------------
Virginia - 2.65%
   4,275,000   Loudoun County Industrial Development Authority Residential Care
               Facilities Revenue Falcons Landing Project@                                1.04        11/01/2028         4,275,000
   6,900,000   Loudoun County VA IDA Howard Hughes Medical Institute Series A
               (Industrial Development Revenue LOC)@                                      1.09        02/15/2038         6,900,000
   1,000,000   Peninsula Ports Authority VA                                               0.95        05/25/2004         1,000,000
   1,000,000   Virginia Beach VA GO (Property Tax Revenue LOC)                            5.00        07/15/2004         1,011,893
     750,000   Virginia Commonwealth Transportation Board Federal Highway
               Reimbursement Antic Nt. Rev. Bond                                          5.50        10/01/2004           766,418
   1,000,000   Virginia State Transportation Board Transportation Contract
               Revenue Northern Virginia Transportation District Project Series
               A (State & Local Governments LOC)@                                         6.25        05/15/2017         1,016,499

                                                                                                                        14,969,810
                                                                                                                   ---------------
Washington - 6.29%
   4,640,000   Energy Northwest Washington Electric Revenue Floats PA 846 FSA
               Insured (Electric Revenue LOC)@                                            1.08       01/01/2010          4,640,000
  13,000,000   Energy Northwest Washington State Electric Revenue Bond, Project
               No. 3, Series 2003d3-1 (Electric Revenue LOC)@                             1.03       07/01/2018         13,000,000
   2,600,000   Everett WA Bank of America NA LOC (Property Tax Revenue
               LOC)@                                                                      1.10       12/01/2021          2,600,000
   3,700,000   Issaquah WA Community Properties Water Revenue Series A Bank of
               America NA LOC (Water Revenue LOC)@                                        1.03       02/15/2021          3,700,000
   2,000,000   King County Washington                                                     5.00       12/01/2004          2,050,893
   1,520,000   Washington State Economic Development Financing Authority
               Revenue Pioneer Human Services Project H (Industrial Development
               Revenue LOC)@                                                              1.17       09/01/2018          1,520,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004       WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

Principal      Security Name                                                         Interest Rate  Maturity Date       Value
Washington (continued)
$  1,600,000   Washington State Housing Finance Community MFHR Country Club
               Apts Series A US Bank NA LOC (Housing Revenue LOC)@                        1.22%       08/01/2032   $     1,600,000
   3,550,000   Washington State Housing Finance Community MFHR Summer Ridge
               Apartments Project Series A US Bank NA LOC (Multi-Family Housing
               Revenue LOC)@                                                              1.16        12/01/2029         3,550,000
   1,800,000   Washington State Housing Finance Community Nonprofit Revenue
               Tacoma Art Museum Project Northern Trust Company LOC (Industrial
               Development Revenue LOC)@                                                  1.17        06/01/2032         1,800,000
   1,000,000   Yakima County WA Public Corporation Revenue Valley Processing
               Project Bank of America NA LOC (Industrial Development Revenue
               LOC)@                                                                      1.15        02/01/2015         1,000,000

                                                                                                                        35,460,893
                                                                                                                   ---------------
Wisconsin - 4.47%
     700,000   State of Wisconsin                                                         0.98        06/03/2004           700,000
   4,600,000   Wisconsin Housing & Economic Development Authority Home
               Ownership Revenue Series I FSA Insured (Housing Revenue
               LOC)@                                                                      1.08        09/01/2032         4,600,000
   4,930,000   Wisconsin Housing & Economic Development Authority Housing
               Revenue Series F (Housing Revenue LOC)@                                    1.00        11/01/2033         4,930,000
   5,000,000   Wisconsin St Health & Edl@                                                 1.04        08/15/2016         5,000,000
  10,000,000   Wisconsin State Health & Educational Facilities Authority
               Revenue Gundersen Lutheran Series B (Healthcare Facilities
               Revenue LOC)@                                                              1.12        12/01/2029        10,000,000

                                                                                                                        25,230,000
                                                                                                                   ---------------
Wyoming - 1.39%
   5,000,000   Lincoln County Wyoming Pollution Control Revenue Exxon Project
               Series C@                                                                  1.10        07/01/2017         5,000,000
   1,100,000   Sublette County WY Pollution Control Revenue Exxon Project
               Series B (Pollution Control Revenue LOC)@                                  1.05        07/01/2017         1,100,000
   1,750,000   Uinta County WY PCR Chevron USA Incorporated Project (Industrial
               Development Revenue LOC)@                                                  1.10        08/15/2020         1,750,000

                                                                                                                         7,850,000
                                                                                                                   ---------------
Total Municipal Bonds & Notes (Cost $562,799,842)                                                                      562,799,842
                                                                                                                   ---------------
Total Investments in Securities
(Cost $562,799,842)*                             99.79%                                                            $   562,799,842
Other Assets and Liabilities, Net                 0.21                                                                   1,184,813
                                                ------                                                             ---------------
Total Net Assets                                100.00%                                                            $   563,984,655
                                                ======                                                             ===============

@ These variable rate securities are subject to a demand feature which reduces the effective maturity.

+/-     Variable rate securities.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET TRUSTS

                          STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                     California                           National
                                                                 Tax-Free Money             Money   Tax-Free Money
                                                                   Market Trust      Market Trust     Market Trust
------------------------------------------------------------------------------------------------------------------

INVESTMENTS:
   In securities, at market value ............................    $ 501,423,334   $ 1,308,100,860    $ 562,799,842
   Repurchase Agreements .....................................                0       161,028,000                0
                                                                  -------------   ---------------    -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ............      501,423,334     1,469,128,860      562,799,842
                                                                  -------------   ---------------    -------------
   Cash ......................................................           90,582            50,631           83,516
   Receivables for dividends and interest ....................        1,943,334         1,458,617        1,544,511
                                                                  -------------   ---------------    -------------
TOTAL ASSETS .................................................      503,457,250     1,470,638,108      564,427,869
                                                                  -------------   ---------------    -------------

LIABILITIES
   Payable for investments purchased .........................        1,025,850        20,000,000                0
   Dividends payable .........................................          342,284         1,198,606          301,864
   Payable to investment advisor and affiliates (Note 3) .....           84,730           242,605           78,284
   Payable to the Trustees and Distributor ...................            2,119             2,033            1,782
   Accrued expenses and other liabilities ....................          149,519           295,428           61,284
TOTAL LIABILITIES ............................................        1,604,502        21,738,672          443,214
                                                                  -------------   ---------------    -------------
TOTAL NET ASSETS .............................................    $ 501,852,748   $ 1,448,899,436    $ 563,984,655
                                                                  -------------   ---------------    -------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
   Paid-in capital ...........................................    $ 501,830,427   $ 1,448,903,858    $ 563,920,397
   Undistributed net investment income (loss) ................                0                 2              924
   Undistributed net realized gain (loss) on investments .....           22,321            (4,424)          63,334
                                                                  -------------   ---------------    -------------
TOTAL NET ASSETS .............................................    $ 501,852,748   $ 1,448,899,436    $ 563,984,655
                                                                  -------------   ---------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------
   Net assets ................................................    $ 501,852,748   $ 1,448,899,436    $ 563,984,655
   Shares outstanding ........................................      501,817,754     1,448,982,180      563,913,836
   Net asset value and offering price per share ..............    $        1.00   $          1.00    $        1.00
                                                                  -------------   ---------------    -------------
INVESTMENTS AT COST ..........................................    $ 501,423,334   $ 1,469,128,860    $ 562,799,842
                                                                  =============   ===============    =============

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MARCH 31, 2004

                                                 WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                        California                        National
                                                                    Tax-Free Money           Money  Tax-Free Money
                                                                      Market Trust    Market Trust    Market Trust
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest ......................................................     $ 6,486,949    $ 20,065,342     $ 5,538,335
                                                                       -----------    ------------     -----------
TOTAL INVESTMENT INCOME ..........................................       6,486,949      20,065,342       5,538,335
                                                                       -----------    ------------     -----------

EXPENSES
   Administration fees ...........................................       1,089,053       2,881,176         887,143
   Custody fees ..................................................         128,124         338,962         104,370
   Accounting fees ...............................................          56,568         116,657          49,799
   Audit fees ....................................................          16,045          17,048          16,045
   Legal fees ....................................................          17,938          17,938          17,938
   Registration fees .............................................          12,302          60,855          21,423
   Shareholder reports ...........................................          13,639          26,953           7,332
   Trustees' fees ................................................           6,390           6,390           6,390
   Other fees and expenses .......................................          13,410          19,905           7,662
                                                                       -----------    ------------     -----------
TOTAL EXPENSES ...................................................       1,353,469       3,485,884       1,118,102
                                                                       -----------    ------------     -----------

LESS:
   Waived fees and reimbursed expenses (Note 3) ..................         (66,118)        (95,342)        (70,365)
   Net expenses ..................................................       1,287,351       3,390,542       1,047,737
                                                                       -----------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .....................................       5,199,598      16,674,800       4,490,598
                                                                       -----------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   Securities ....................................................          22,320          (4,424)         64,078
                                                                       -----------    ------------     -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................          22,320          (4,424)         64,078
                                                                       -----------    ------------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........          22,320          (4,424)         64,078
                                                                       -----------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..     $ 5,221,918    $ 16,670,376     $ 4,554,676
                                                                       ===========    ============     ===========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET TRUSTS              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             CALIFORNIA TAX-FREE
                                                                              MONEY MARKET TRUST
                                                                     -----------------------------------
                                                                              For the            For the
                                                                           Year Ended         Year Ended
                                                                       March 31, 2004     March 31, 2003
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................   $    830,713,076   $    852,775,197

OPERATIONS:
   Net investment income (loss) ..................................          5,199,598          9,805,790
   Net realized gain (loss) on investments .......................             22,320             55,520
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..          5,221,918          9,861,310
                                                                     ----------------   ----------------
Distributions to shareholders from:
   Net investment income .........................................         (5,223,825)        (9,805,790)
   Net realized gain on sales of investments .....................                  0            (10,633)

Capital shares transactions:
   Proceeds from shares sold .....................................      1,838,011,372      2,130,059,731
   Reinvestment of distributions .................................            172,313            277,634
   Cost of shares redeemed .......................................     (2,167,042,106)    (2,152,444,373)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ............................................       (328,858,421)       (22,107,008)
                                                                     ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ............................       (328,860,328)       (22,062,121)
                                                                     ----------------   ----------------

NET ASSETS:
--------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ................................................   $    501,852,748   $    830,713,076
                                                                     ----------------   ----------------
Shares Issued and Redeemed:
   Shares sold ...................................................      1,838,011,372      2,130,059,223
   Shares issued in reinvestment of distributions ................            172,313            277,634
   Shares redeemed ...............................................     (2,167,042,108)    (2,152,444,373)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ...............................       (328,858,423)       (22,107,156)
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ............   $              0   $              0
                                                                     ================   ================

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS              WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                                                          NATIONAL TAX-FREE
                                                                  MONEY MARKET TRUST                     MONEY MARKET TRUST
                                                          ------------------------------------   ----------------------------------
                                                                    For the            For the           For the            For the
                                                                 Year Ended         Year Ended        Year Ended         Year Ended
                                                             March 31, 2004     March 31, 2003    March 31, 2004     March 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................$   1,823,970,186   $  1,776,434,967   $   507,048,487   $    627,773,130

OPERATIONS:
   Net investment income (loss) ..........................       16,674,800         31,522,703         4,490,598          6,969,507
   Net realized gain (loss) on investments ...............           (4,424)           137,819            64,078             22,859
                                                          -----------------   ----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ............................................       16,670,376         31,660,522         4,554,676          6,992,366
                                                          -----------------   ----------------   ---------------   ----------------
Distributions to shareholders from:
   Net investment income .................................      (16,812,619)       (31,522,700)       (4,502,710)        (6,969,510)
   Net realized gain on sales of investments .............                0                  0                 0             (6,237)

Capital shares transactions:
   Proceeds from shares sold .............................   15,517,420,971      6,903,556,870     2,835,760,285      2,324,454,720
   Reinvestment of distributions .........................               56                 34            46,572             48,612
   Cost of shares redeemed ...............................  (15,892,349,534)    (6,856,159,507)   (2,778,922,655)    (2,445,244,594)
                                                          -----------------   ----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ............................     (374,928,507)        47,397,397        56,884,202       (120,741,262)
                                                          -----------------   ----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................     (375,070,750)        47,535,219        56,936,168       (120,724,643)
                                                          -----------------   ----------------   ---------------   ----------------

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ........................................$   1,448,899,436   $  1,823,970,186   $   563,984,655   $    507,048,487
                                                          -----------------   ----------------   ---------------   ----------------
Shares Issued and Redeemed:
   Shares sold ...........................................   15,517,420,971      6,903,558,474     2,835,760,284      2,324,455,859
   Shares issued in reinvestment of distributions ........               56                 34            46,572             48,612
   Shares redeemed .......................................  (15,892,349,534)    (6,856,159,507)   (2,778,922,655)    (2,445,244,594)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .......................     (374,928,507)        47,399,001        56,884,201        120,740,123
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ....$               2   $              4   $           924   $            182
                                                          =================   ================   ===============   ================

WELLS FARGO MONEY MARKET TRUSTS                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Beginning                Dividends        Ending
                                                Net Asset         Net     From Net     Net Asset
                                                Value Per  Investment   Investment     Value Per
                                                    Share      Income       Income         Share
-------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
April 1, 2003 to March 31, 2004 ...............    $ 1.00        0.01        (0.01)       $ 1.00
April 1, 2002 to March 31, 2003 ...............    $ 1.00        0.01        (0.01)       $ 1.00
April 1, 2001 to March 31, 2002 ...............    $ 1.00        0.02        (0.02)       $ 1.00
April 1, 2000 to March 31, 2001 ...............    $ 1.00        0.03        (0.03)       $ 1.00
April 1, 1999 to March 31, 2000 ...............    $ 1.00        0.03        (0.03)       $ 1.00

MONEY MARKET TRUST
-------------------------------------------------------------------------------------------------
April 1, 2003 to March 31, 2004 ...............    $ 1.00        0.01        (0.01)       $ 1.00
April 1, 2002 to March 31, 2003 ...............    $ 1.00        0.02        (0.02)       $ 1.00
April 1, 2001 to March 31, 2002 ...............    $ 1.00        0.03        (0.03)       $ 1.00
April 1, 2000 to March 31, 2001 ...............    $ 1.00        0.06        (0.06)       $ 1.00
April 1, 1999 to March 31, 2000 ...............    $ 1.00        0.05        (0.05)       $ 1.00

NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------------------------
April 1, 2003 to March 31, 2004 ...............    $ 1.00        0.01        (0.01)       $ 1.00
April 1, 2002 to March 31, 2003 ...............    $ 1.00        0.01        (0.01)       $ 1.00
April 1, 2001 to March 31, 2002 ...............    $ 1.00        0.02        (0.02)       $ 1.00
April 1, 2000 to March 31, 2001 ...............    $ 1.00        0.04        (0.04)       $ 1.00
April 1, 1999 to March 31, 2000 ...............    $ 1.00        0.03        (0.03)       $ 1.00

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations for less than one year are not annualized and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                             WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                 Ratio to Average Net Assets (Annualized)(1)
                                               -------------------------------------------------                Net Assets at
                                               Net Investment      Gross   Expenses          Net     Total      End of Period
                                                       Income   Expenses     Waived     Expenses    Return(2)  (000's Omitted)
-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
April 1, 2003 to March 31, 2004 ...............       0.81%         0.21%     (0.01)%      0.20%      0.82%       $   501,853
April 1, 2002 to March 31, 2003 ...............       1.16%         0.24%     (0.04)%      0.20%      1.18%       $   830,713
April 1, 2001 to March 31, 2002 ...............       1.92%         0.25%     (0.05)%      0.20%      2.01%       $   852,775
April 1, 2000 to March 31, 2001 ...............       3.33%         0.23%     (0.03)%      0.20%      3.41%       $   590,286
April 1, 1999 to March 31, 2000 ...............       2.89%         0.67%     (0.47)%      0.20%      2.93%       $   540,704

MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------
April 1, 2003 to March 31, 2004 ...............       0.98%         0.21%     (0.01)%      0.20%      1.00%       $ 1,448,899
April 1, 2002 to March 31, 2003 ...............       1.56%         0.23%     (0.03)%      0.20%      1.58%       $ 1,823,970
April 1, 2001 to March 31, 2002 ...............       3.02%         0.22%     (0.02)%      0.20%      3.27%       $ 1,776,435
April 1, 2000 to March 31, 2001 ...............       6.20%         0.22%     (0.02)%      0.20%      6.44%       $ 1,161,092
April 1, 1999 to March 31, 2000 ...............       5.35%         0.48%     (0.28)%      0.20%      5.43%       $   713,278

NATIONAL TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------
April 1, 2003 to March 31, 2004 ...............       0.86%         0.21%     (0.01)%      0.20%      0.86%       $   563,985
April 1, 2002 to March 31, 2003 ...............       1.28%         0.22%     (0.02)%      0.20%      1.30%       $   507,048
April 1, 2001 to March 31, 2002 ...............       2.08%         0.24%     (0.04)%      0.20%      2.25%       $   627,773
April 1, 2000 to March 31, 2001 ...............       3.89%         0.25%     (0.05)%      0.20%      4.01%       $   339,791
April 1, 1999 to March 31, 2000 ...............       3.27%         0.52%     (0.32)%      0.20%      3.30%       $   269,943

WELLS FARGO MONEY MARKET TRUSTS                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust.

      Each Fund except the California Tax-Free Money Market Trust, is a diversified series of the Trust. The California Tax-Free Money Market Trust is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At March 31, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                                               Undistributed Net   Undistributed Net
      Fund                                     Investment Income   Realized Gain/Loss    Paid-in Capital

      California Tax-Free Money Market Trust       $  24,227           $  (24,227)              $ 0

      Money Market Trust                             137,817             (137,819)                2

      National Tax-Free Money Market Trust            12,854              (12,854)                0

      FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2004.

NOTES TO FINANCIAL STATEMENTS                    WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      At March 31, 2004, the following Funds had estimated net capital loss carryforwards which are available to offset future net realized capital gains:

                                          Capital Loss
      Fund                 Year Expires   Carryforward

      Money Market Trust       2012          $ 2,491

      At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year are:

      Fund                 Deferred Post-October Capital Loss

      Money Market Trust                 1,933

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                  % Of Average Daily Net Assets

      All Funds                0.17

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                  % Of Average Daily Net Assets

      All Funds                0.02

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration and custody fees collected, if any.

WELLS FARGO MONEY MARKET TRUSTS                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS

On April 30, 2004 , the funds paid dividends per share as shown below.

      Fund                                      Dividends

      California Tax-Free Money Market Trust   0.008127721

      Money Market Trust                       0.009938705

      National Tax-Free Money Market Trust     0.008577096

     The tax character of distributions paid during the years ended March 31, 2004 and March 31, 2003 was as follows:

                                                       Ordinary               Long-Term    Dividends Paid
                      Tax-exempt Income                 Income              Capital Gain    on Redemption
      Fund            2004         2003           2004           2003        2004   2003   2004     2003
      California
      Tax-Free
      Money
      Market
      Trust        $5,199,598   $ 9,757,947   $     24,227   $     58,476   $   0    $ 0    $ 0   $ 12,166

      Money
      Market
      Trust                 0             0     16,812,619     31,522,700       0      0      0          0

      National
      Tax-Free
      Money
      Market
      Trust         4,489,856     6,969,510         12,695          6,237     159      0      0      4,900


                              Total
      Fund             2004           2003

      California
      Tax-Free
      Money
      Market
      Trust        $  5,223,825   $  9,828,589

      Money
      Market
      Trust          16,812,619     31,522,700

      National
      Tax-Free
      Money
      Market
      Trust           4,502,710      6,980,647

      As of March 31, 2004, the components of distributable earnings on a tax basis are shown on the table below.

                            Undistributed   Undistributed   Undistributed     Unrealized        Capital
                              Tax-Exempt       Ordinary       Long-Term      Appreciation        Loss
      Fund                      Income          Income          Gain        (Depreciation)   Carryforward *      Total

      California Tax-Free
      Money Market Trust      $ 342,284      $         0       $ 22,321           $ 0           $      0      $   364,605

      Money Market Trust              0        1,198,608              0             0             (4,424)       1,194,184

      National Tax-Free
      Money Market Trust        302,788            9,644         53,690             0                  0          366,122

      * This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

INDEPENDENT AUDITORS' REPORT                     WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Trust Fund, Money Market Trust Fund, and National Tax-Free Money Market Trust Fund (three of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2004, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for the for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

San Francisco, California
May 17, 2004

WELLS FARGO MONEY MARKET TRUSTS                    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.

TAX INFORMATION (UNAUDITED)

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:
      California Tax-Free Money Market Trust - 100%

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:
      National Tax-Free Money Market Trust - 100%

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

      Fund                                   Long-Term Capital Gain

      National Tax-Free Money Market Trust            $ 159

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                          Position held and       Principal occupations during
Name and Age              length of service ***   past five years                   Other Directorships
-------------------------------------------------------------------------------------------------------
Robert C. Brown           Trustee                 Retired. Director, Federal Farm   None
72                        since 1992              Credit Banks Funding
                                                  Corporation and Farm Credit
                                                  System Financial Assistance
                                                  Corporation until February
                                                  1999.
-------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee                 Private Investor/Real Estate      None
59                        since 1987              Developer; Chairman of White
                                                  Point Capital, LLC.
-------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          Position held and       Principal occupations during
Name and Age              length of service ***   past five years                   Other Directorships
-------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee                 Wake Forest University,           None
61                        since 1987              Calloway School of Business
                                                  and Accountancy, Benson-Pruitt
                                                  Professorship since 1999,
                                                  Associate Professor of
                                                  Finance 1994 - 1999.
-------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee                 Chairman, CEO, and Co-            None
61                        since 1998              Founder of Crystal Geyser
                          (Lead Trustee since     Water Company and President
                          2001)                   of Crystal Geyser Roxane Water
                                                  Company.
-------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee                 Retired. Prior thereto,           None
70                        since 1987              President of Richard M. Leach
                                                  Associates (a financial
                                                  consulting firm).

OTHER INFORMATION (UNAUDITED)                    WELLS FARGO MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          Position held and       Principal occupations during
Name and Age              length of service ***   past five years                   Other Directorships
-------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee                 Principal in the law firm of      None
63                        since 1996              Willeke & Daniels.
-------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee                 Senior Counselor to the public    None
52                        since 1996              relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).
-------------------------------------------------------------------------------------------------------

OFFICERS

                          Position held and       Principal occupations during
Name and Age              length of service       past five years                   Other Directorships
-------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since        Executive Vice President of
45                        2003                    Wells Fargo Bank, N.A.            None
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of
                                                  Wells Fargo Funds Management,
                                                  LLC from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003   Senior Vice President of Wells    None
35                                                Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds
                                                  Management, LLC. Prior
                                                  thereto, Operations
                                                  Manager at Scudder Weisel
                                                  Capital, LLC (2000 to 2001),
                                                  Director of Shareholder
                                                  Services at BISYS Fund
                                                  Services (1999 to 2000) and
                                                  Assistant Vice President of
                                                  Operations with Nicholas-
                                                  Applegate Capital Management
                                                  (1993 to 1999).
-------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000   Senior Vice President and         None
43                                                Counsel of Wells Fargo Bank,
                                                  N.A. Senior Vice President and
                                                  Secretary of Wells Fargo Funds
                                                  Management, LLC. Vice
                                                  President and Counsel of Wells
                                                  Fargo Bank, N.A. since 1996.
-------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO MONEY MARKET TRUSTS                            LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFMR         -- Single Family Mortgage Revenue
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares

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

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

More information about Wells Fargo Funds(R) is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objectives, risks, charges and expenses of the investment carefully before investing. This and other information about Wells Fargo Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

           -----------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
           -----------------------------------------------------------

(c) 2004 Wells Fargo Funds Management, LLC. All rights reserved.  AR 010 (05/04)

                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                                  Wells Fargo Overland Express Sweep Fund

                                                           Annual Report

                                  Wells Fargo Overland Express Sweep Fund


                                                           March 31, 2004

                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ............................................    4

Portfolio of Investments
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ............................................    5

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................    8
   Statements of Operations ...............................................    9
   Statements of Changes in Net Assets ....................................   10
   Financial Highlights ...................................................   12

Notes to Financial Statements .............................................   14
--------------------------------------------------------------------------------
Independent Auditors' Report ..............................................   17
--------------------------------------------------------------------------------
Other Information .........................................................   18
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   20
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

This page is intentionally left blank --

SHAREHOLDER LETTER                       WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds annual report for the 12-month period ended March 31, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

OVERVIEW OF FINANCIAL MARKETS
--------------------------------------------------------------------------------

      Early in the reporting period, the Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1%, the lowest level in more than 45 years. The Fed maintained this low rate throughout the period as the economy continued to experience a moderate recovery and little threat of inflation.

      Consumer spending remained a positive factor as consumer confidence improved. Business confidence likewise improved and corporate earnings continued to grow, signaling an increase in capital spending and the potential for employment growth by the end of the reporting period. In addition, the value of the U.S. dollar continued to fall, boosting U.S.-based firms' overseas earnings. Job growth, however, was less robust than might have been expected given the pace of economic activity. In part, this was because of the sustained high level of productivity. A record fiscal year 2003 federal budget deficit continued to loom on the horizon.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      It is important to remember that no one can accurately predict the future direction of short-term interest rates. We do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We continue to maintain a prudent investment strategy and believe that the pursuit of additional yield creates volatility that can potentially undermine Fund performance during uncertain markets.

      The Fed's decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003, policy meeting brought interest rates down to levels not seen in five decades. However, investors were expecting a 0.50% cut, and interest rates were volatile through the end of the reporting period.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES
--------------------------------------------------------------------------------

      An improving economy can lead to higher interest rates due to concerns that the increased demand stemming from an improving economy might lead to increased inflationary pressures. Increasing federal budget deficits could also be a major concern, since increased U.S. Government borrowing could also exert upward pressure on interest rates. Rising market rates could lead to higher yields for investors in money market funds. The fund managers will continue to manage the funds in a manner that is expected to maintain a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to achieve their long-term financial goals.

      Thank you for your investment in Wells Fargo Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                    MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      By the end of the reporting period, the money market yield curve had become steeper compared to a year earlier. As of March 31, 2004, the Federal Funds rate had been lowered to 1.00%, while the 12-month London Interbank Offered Rate (LIBOR) rate increased to 1.35%. In contrast, on March 31, 2003, the Federal Funds rate was 1.25%, and the 12-month LIBOR was 1.28%.

      By the June 2003 policy meeting of the Federal Reserve Board (the Fed), investors had grown accustomed to the Fed cutting rates, a pattern that began in 2000. Despite warnings that their expectations were unrealistic, investors expected the Fed to announce a 0.50% reduction in the Federal Funds rate at the meeting. When the rate was lowered only 0.25% to 1.00%, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer-term money market investments began to move higher. By December 2003, one-year LIBOR had increased to 1.63%.

      The amount of top-rated commercial paper outstanding declined during the first half of the fiscal year period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top-rated commercial paper outstanding fell by more than 5% during the first half of the fiscal year, from $1.207 trillion at the end of March 2003, to $1.144 trillion at the end of September 2003. In the second half of the fiscal year, outstanding top-rated commercial paper increased to $1.202 trillion by the end the reporting period. However, that amount was nearly 15% below the peak of $1.413 trillion in December 2000.

      Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, questions about corporate governance policies at the New York Stock Exchange, and the well-publicized court trials of several prominent executives contributed to the erosion of investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      At the start of the reporting period, the Treasury bill market led the way by pricing in lower yields. At the end of March 2004, the bill curve was completely flat, with high levels of supply offsetting high demand for the shortest maturities. Up until the Fed meeting in June 2003, yields on Treasury bills reflected the assumption that there would be a 0.50% cut, instead of the actual 0.25% cut the Fed announced at its meeting. Even the one-year Treasury note traded below 0.90% in the days preceding the June 2003 rate cut.

      Since the Fed had announced only a 0.25% cut, Treasury bills remained relatively expensive. The low rates coincided with quarter-end demand pressures in June, causing the short-end (less than three months) of the Treasury market to remain overpriced for an unusually longer period of time compared to that which typically follows a market disappointment. For short periods, Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. However, as budget deficit projections ballooned, investor expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the yield of Treasury bills into the mid- 0.90's to low 1.00's.

      For much of the reporting period, the supply of Treasury bills was lower than expected. The issuance of Treasury bills for the first week of April 2003 stood at $72 billion, declined to $41 billion by the end of December 2003, but finished the reporting period at $77 billion. As the dollar weakened and trade deficits grew, the demand for Treasury bills by central banks and other foreign buyers was very strong. When bill issuance started to increase in February, the market had already started to price in the possibility of interest rate tightening in 2004, leaving the curve relatively flat.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Spreads between U.S. Government agency offerings and prime money market securities narrowed dramatically during the summer of 2003, and remained tight until December. Many factors, including interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York's bond portfolio, and an accounting scandal at the Federal Home Loan Mortgage Corporation, combined to drive yields on U.S. Government

MONEY MARKET OVERVIEW                    WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

agency securities higher relative to other money market investments. Near the end of the calendar year there was an extended period without negative news and a spillover in foreign buying of Treasury bills, which pushed corporate securities spreads even wider. While demand for agency securities began to increase, the agencies began to decrease their issuance of discount notes. As investors became more accustomed to the prospect of not having a Fed rate increase in 2004, one-year rates decreased to 1.0%. By the end of the period, the issuance of callable issues seemed to decrease, as less rate volatility made the options on the securities less attractive. At the end of the year, legislation was introduced in a Senate committee to increase regulation of Fannie Mae, Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. However, the near-term prospects for the legislation's passage are not considered strong, and this development had little impact on money market-eligible agency securities.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Throughout the period, municipal issues were inexpensive relative to Treasury bills and LIBOR. In early April, one-year municipal yields stood at 81% of comparable LIBOR rates; by October, the ratio was 86%. At the end of the reporting period, the ratio dropped to 75%. At these levels, municipal investments were still attractive based on the historical average ratio of 65%.

      One of the main drivers behind the high ratios is supply. The State of California issued an additional $1.835 billion in Revenue Anticipation Notes
(RANs) and New York issued $1.250 billion RANs. Texas issued a record-breaking $7.4 billion Tax and Revenue Anticipation Note in late August, exceeding municipal demand and splitting the one-year sector into three markets - the general market, the California market, and the Texas market. These are just a few of the issues that reached beyond the one-billion-dollar threshold. In addition to this kind of large state issuance, local municipalities were also coming to market with variable rate securities hedged with swaps, as opposed to straight fixed-rate securities. With a limited supply of buyers and a growing supply of paper, ratios continued to exceed historical precedents. These limits may be tested again when California comes to market with its $15.0 billion Economic Recovery Bonds and Illinois attempts to fund its pension liability.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      While the overnight interest rate has been stable, longer money market rates increased considerably over the last nine months of the reporting period. With the U.S. economy picking up steam, the U.S. dollar weakening overseas, and the employment picture improving, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the Funds and select their investments in an ongoing effort to maintain a stable $1.00 NAV.


      The views expressed are as of March 31, 2004, and are those of the Funds' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                  PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Overland Express Sweep Fund (the Fund) seeks a high level of current income, while preserving capital and liquidity.

FUND MANAGERS                   INCEPTION DATE

      Dave Sylvester            10/01/91
      Laurie White

      AVERAGE ANNUAL TOTAL RETURN(1)(%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                          1-Year   5-Year   10-Year
      Wells Fargo Overland Express Sweep Fund              0.10     2.49     3.39

      Benchmark

      iMoneyNet First Tier Retail Money Fund Average(2)    0.43     3.11     4.74

      FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
      7-Day Current Yield            0.10%

      7-Day Compound Yield           0.10%

      30-Day Simple Yield            0.10%

      30-Day Compound Yield          0.10%

      FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
      Weighted Average Maturity   55 days

Figures quoted represent past performance,which is no guarantee of future results. Investment returns will fluctuate.The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site -- www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share,it is possible to lose money by investing in money market funds.

      PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Certificates of Deposit     (14%)
Commercial Paper            (49%)
Floating Rating Notes       (12%)
Repurchase Agreements       (15%)
Time Deposits                (3%)
U.S. Agencies                (2%)
Short-Term Corporate Bonds   (5%)

      MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                   (10%)
15-29 days                  (15%)
30-59 days                  (22%)
60-89 days                  (13%)
90-179 days                 (17%)
270+ days                    (4%)
Overnight                   (19%)

----------

(1) The Fund's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses,which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders.Without these reductions, the Fund's 7-day current yield would have been 0.00%.

            Performance shown for the Wells Fargo Overland Express Sweep Fund for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor Overland Express Funds, Inc. portfolio.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004

                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

Principal       Security Name                                    Interest Rate   Maturity Date       Value
Agency Notes - Interest Bearing - 2.46%
$  10,000,000   FHLB                                                 4.88%         04/16/2004    $  10,015,319
   10,000,000   FHLB                                                 3.38          05/14/2004       10,023,492
   90,000,000   FHLMC+/-                                             1.03          02/04/2005       89,962,077


Total Agency Notes - Interest Bearing (Cost $110,000,888)                                          110,000,888
                                                                                                 -------------

Certificates of Deposit - 14.34%
   75,000,000   Bank of Scotland New York                            1.05          05/27/2004       75,000,000
   50,000,000   BNP Paribas New York                                 1.04          07/12/2004       50,000,000
   27,000,000   CDC Ixis                                             1.40          11/04/2004       27,000,000
   57,000,000   Fortis Bank New York                                 1.44          11/16/2004       56,997,927
  100,000,000   HBOS Treasury Services plc++                         1.06          07/30/2004      100,000,000
   25,000,000   HBOS Treasury Services plc++                         1.10          07/30/2004       25,000,000
   50,000,000   Natexis Banque Populaires New York                   1.04          04/15/2004       49,999,802
   15,000,000   Nordea Bank Finland                                  1.34          10/08/2004       14,996,862
   50,000,000   Royal Bank of Scotland plc                           1.05          07/02/2004       50,000,000
   78,000,000   Royal Bank of Scotland plc+/-                        1.02          09/03/2004       77,984,008
   15,000,000   Swedbank New York                                    1.41          11/03/2004       14,999,113
   50,000,000   Unicredito Italiano SpA                              1.13          04/19/2004       50,000,124
   50,000,000   Unicredito Italiano SpA                              1.10          07/15/2004       50,000,000

Total Certificates of Deposit (Cost $641,977,836)                                                  641,977,836
                                                                                                 -------------

Corporate Bonds & Notes - 1.00%
   45,000,000   Associates Corporation of North America+/-           1.21          06/25/2004       45,000,000

Total Corporate Bonds & Notes (Cost $45,000,000)                                                    45,000,000
                                                                                                 -------------

Commercial Paper - 50.78%
   28,104,000   Amstel Funding Corporation++^                        1.05          05/17/2004       28,066,294
   25,000,000   Aquinas Funding LLC++^                               1.04          06/24/2004       24,939,333
   30,000,000   Atlantis One Funding Corporation++^                  1.15          06/09/2004       29,933,875
   30,000,000   Atlantis One Funding Corporation++^                  1.11          08/11/2004       29,877,900
   28,500,000   Banco Bilbao Vizcaya Argentaria Puerto Rico++^       1.05          04/20/2004       28,484,206
   50,000,000   Bank of America Corporation^                         1.05          05/05/2004       49,950,417
   25,000,000   Bradford & Bingley plc++^                            1.12          08/13/2004       24,895,778
   48,000,000   Bradford & Bingley plc++^                            1.13          01/07/2005       48,000,000
   61,000,000   CC (USA) Incorporated++^                             1.04          06/21/2004       60,857,260
   50,000,000   Charta LLC++^                                        1.03          05/14/2004       49,938,486
   20,000,000   Concord Minutemen Capital Company LLC++^             1.10          04/04/2005       20,000,000
   25,000,000   Concord Minutemen Capital Company LLC++^             1.10          04/06/2005       25,000,000
   83,500,000   Concord Minutemen Capital Company LLC++^             1.10          04/14/2005       83,500,000
   50,000,000   Crown Point Capital Company LLC++^                   1.06          04/16/2004       49,977,917
   65,423,000   Crown Point Capital Company LLC++^                   1.07          05/11/2004       65,345,219
   30,000,000   CXC LLC++^                                           1.04          06/17/2004       29,933,267
   55,112,000   DNB Nor Bank ASA^                                    1.04          05/03/2004       55,061,297
   40,000,000   DNB Nor Bank ASA^                                    1.10          08/17/2004       39,832,100
   50,000,000   Eureka Securitization Incorporated ++^               1.04          04/23/2004       49,968,222
   21,250,000   Eureka Securitization Incorporated++^                1.04          04/05/2004       21,247,545
   53,750,000   Eureka Securitization Incorporated++^                1.04          04/21/2004       53,718,945
   60,000,000   GE Financial Assurance Holdings Incorporated++^      1.03          04/20/2004       59,967,383
   50,000,000   Gemini Securitization Corporation++^                 1.03          05/19/2004       49,931,333

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

                                      PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

Principal        Security Name                              Interest Rate   Maturity Date        Value
Commercial Paper (continued)
$ 125,000,000    Grampian Funding LLC++^                        1.05%        05/26/2004     $   124,799,479
   37,000,000    Irish Life & Permanent plc++^                  1.18         04/22/2004          36,974,532
   59,000,000    Irish Life & Permanent plc++^                  1.06         06/03/2004          58,890,555
   25,000,000    Irish Life & Permanent plc++^                  1.09         06/22/2004          24,937,931
   20,000,000    K2 (USA) LLC++^                                1.08         09/22/2004          19,895,600
   15,000,000    Legacy Capital LLC++^                          1.05         06/04/2004          14,972,000
   50,000,000    Legacy Capital LLC++^                          1.11         07/13/2004          49,841,208
   50,000,000    Lexington Parker Capital Corporation++^        1.06         04/08/2004          49,989,694
   50,000,000    Lexington Parker Capital Corporation++^        1.10         09/01/2004          49,766,250
  100,000,000    Liquid Funding Limited++^                      1.05         05/25/2004          99,842,500
   30,000,000    Mane Funding Corporation++^                    1.04         04/21/2004          29,982,667
   28,150,000    Mane Funding Corporation++^                    1.04         05/18/2004          28,111,779
   50,000,000    Moat Funding LLC++^                            1.10         04/05/2004          49,993,889
   10,000,000    Natexis Banques Populaires US Finance
                 Company LLC^                                   1.17         04/14/2004           9,995,775

   53,750,000    Neptune Funding Corporation++^                 1.04         04/22/2004          53,717,392
   25,000,000    Network Rail Commercial Paper Finance
                 plc++^                                         1.04         06/17/2004          24,944,389
  100,000,000    Network Rail Finance plc++^                    1.10         08/12/2004          99,593,611
   50,000,000    Nieuw Amsterdam++^                             1.05         05/12/2004          49,940,208
   24,061,000    Nieuw Amsterdam++^                             1.04         06/01/2004          24,018,599
   37,609,000    Perry Global Funding Limited++^                1.05         04/28/2004          37,579,383
  100,000,000    Regency Markets Number 1 LLC++^                1.05         05/20/2004          99,857,083
   50,000,000    Scaldis Capital LLC++^                         1.04         06/11/2004          49,897,445
  115,000,000    Spintab AB^                                    1.05         07/22/2004         114,624,333
   50,000,000    Swedish National Housing Finance++^            1.05         05/12/2004          49,940,208
   43,708,000    Tango Finance Corporation++^                   1.06         07/15/2004          43,572,869

Total Commercial Paper (Cost $2,274,106,156)                                                  2,274,106,156
                                                                                            ---------------

Extendable Bonds - 2.10%
   60,000,000    General Electric Capital Corporation+/-        1.18         04/08/2005          60,039,148
   34,000,000    Northern Rock plc+++/-                         1.13         04/08/2005          34,000,000

Total Extendable Bonds (Cost $94,039,148)                                                        94,039,148
                                                                                            ---------------

Medium Term Notes - 12.47%
   47,500,000    Aegon NV+/-                                    1.13         06/03/2004          47,492,680
   30,000,000    Bear Stearns Companies Incorporated+/-         1.09         04/05/2004          29,999,967
   48,500,000    Bear Stearns Companies Incorporated+/-         1.57         10/22/2004          48,627,640
   20,000,000    Belford US Capital Company++ +/-               1.09         04/22/2004          20,000,000
   32,500,000    CC (USA) Incorporated++ +/-                    1.05         07/01/2004          32,497,576
   50,000,000    CC (USA) Incorporated++ +/-                    1.09         07/15/2004          50,002,886
   50,000,000    Household Finance Corporation+/-               1.47         05/28/2004          50,029,058
   15,000,000    John Hancock Global Funding II++ +/-           1.27         08/30/2004          15,007,550
   15,000,000    John Hancock Global Funding II++ +/-           1.10         12/04/2004          15,000,000
   25,000,000    Liberty Lighthouse US Capital Company++ +/-    1.19         04/23/2004          25,002,428
   25,000,000    Liberty Lighthouse US Capital Company++ +/-    1.09         05/06/2004          25,000,000
   35,000,000    Liberty Lighthouse US Capital Company++        1.40         08/16/2004          34,999,347
   40,000,000    Liberty Lighthouse US Capital Company++        1.50         11/12/2004          40,000,000
   60,000,000    M&I Marshall & Ilsley Bank                     5.25         12/15/2004          61,573,151
   40,000,000    National Bank of New Zealand International
                 Limited+/-                                     1.12         09/09/2004          40,004,229

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004

                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

Principal        Security Name                                 Interest Rate   Maturity Date        Value

Medium Term Notes (continued)
$   23,000,000   White Pine Finance LLC++ +/-                      1.05%        09/13/2004     $    22,996,332

Total Medium Term Notes (Cost $558,232,844)                                                        558,232,844
                                                                                               ---------------

Promissory Note - 1.12%
    50,000,000   Goldman Sachs Group Incorporated++                1.17         01/26/2005          50,000,000

Total Promissory Note (Cost $50,000,000)                                                            50,000,000
                                                                                               ---------------

Repurchase Agreements - 14.96%
   194,770,000   Banc One Capital Markets - 102%
                 Collateralized by US Government Securities        1.10         04/01/2004         194,770,000
   255,105,000   Bank of America NA - 102% Collateralized by
                 US Government Securities                          1.10         04/01/2004         255,105,000
   115,000,000   Goldman Sachs Group Incorporated - 102%
                 Collateralized by US Government Securities        1.11         04/01/2004         115,000,000
   105,000,000   JP Morgan Securities Incorporated - 102%
                 Collateralized by US Government Securities        1.11         04/01/2004         105,000,000

Total Repurchase Agreements (Cost $669,875,000)                                                    669,875,000
                                                                                               ---------------

Time Deposits - 3.01%

   135,000,000   Barclays Bank plc London                          1.10         04/01/2004         135,000,000

Total Time Deposits (Cost $135,000,000)                                                            135,000,000
                                                                                               ---------------

Total Investments in Securities
(Cost $4,578,231,872)*               102.24%                                                   $ 4,578,231,872
Other Assets and Liabilities, Net     (2.24)                                                      (100,252,371)
                                                                                               ---------------
Total Net Assets                     100.00%                                                   $ 4,477,979,501
                                     ======                                                    ===============

^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

                           STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                        Overland
                                                                   Express Sweep
--------------------------------------------------------------------------------
INVESTMENTS:
   In securities, at market value .............................  $ 3,908,356,872
   Repurchase Agreements ......................................      669,875,000
                                                                 ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .............    4,578,231,872
                                                                 ---------------
   Cash .......................................................           50,240
   Receivables for dividends and interest .....................        4,396,784
                                                                 ---------------
TOTAL ASSETS ..................................................    4,582,678,986
                                                                 ---------------

LIABILITIES
   Payable for investments purchased ..........................      100,000,000
   Dividends payable ..........................................          252,796
   Payable to investment advisor and affiliates (Note 3) ......        1,640,323
   Payable to the Trustees and Distributor ....................        2,240,345
   Accrued expenses and other liabilities .....................          565,931
TOTAL LIABILITIES .............................................      104,699,395
                                                                 ---------------
TOTAL NET ASSETS ..............................................  $ 4,477,979,501
                                                                 ===============

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in capital ............................................  $ 4,477,967,051
   Undistributed net investment income (loss) .................             (172)
   Undistributed net realized gain (loss) on investments ......           12,622
                                                                 ---------------
TOTAL NET ASSETS                                                 $ 4,477,979,501
                                                                 ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
   Net assets .................................................  $ 4,477,979,501
   Shares outstanding .........................................    4,477,991,963
   Net asset value and offering price per share ...............  $          1.00
                                                                 ---------------
INVESTMENTS AT COST                                              $ 4,578,231,872
                                                                 ===============

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED MARCH 31, 2004

                                         WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                          Overland
                                                                     Express Sweep
----------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest ......................................................   $  55,716,522
                                                                     -------------
TOTAL INVESTMENT INCOME ..........................................      55,716,522
                                                                     -------------

EXPENSES
   Advisory fees .................................................      21,436,643
   Administration fees ...........................................      12,861,985
   Custody fees ..................................................         952,740
   Shareholder servicing fees ....................................      14,291,095
   Accounting fees ...............................................         187,888
   Distribution fees (Note 3) ....................................      14,291,095
   Audit fees ....................................................          20,053
   Legal fees ....................................................          17,938
   Trustees' fees ................................................           6,390
   Other fees and expenses .......................................          84,036
                                                                     -------------
TOTAL EXPENSES ...................................................      64,149,863
                                                                     -------------

LESS:
   Waived fees and reimbursed expenses (Note 3) ..................     (13,209,883)
   Net expenses ..................................................      50,939,980
                                                                     -------------
NET INVESTMENT INCOME (LOSS) .....................................       4,776,542
                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   Securities ....................................................          12,622
                                                                     -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................          12,622
                                                                     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........          12,622
                                                                     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $   4,789,164
                                                                     =============

WELLS FARGO OVERLAND EXPRESS SWEEP FUND      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               OVERLAND EXPRESS SWEEP FUND
                                                                        ----------------------------------------
                                                                                  For the                For the
                                                                               Year Ended             Year Ended
                                                                           March 31, 2004         March 31, 2003
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ............................................    $   5,084,537,775     $    6,107,674,502
OPERATIONS:
   Net investment income (loss) ....................................            4,776,542             28,740,468
   Net realized gain (loss) on investments .........................               12,622                  3,145
                                                                        -----------------     ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............            4,789,164             28,743,613
                                                                        -----------------     ------------------
Distributions to shareholders from:
   Net Investment Income ...........................................           (4,779,487)           (28,740,468)
   Net realized gain on sales of investments
Capital shares transactions:
   Proceeds from shares sold .......................................       12,205,414,388         12,454,028,246
   Reinvestment of distributions ...................................            1,801,752             10,644,149
   Cost of shares redeemed .........................................      (12,813,784,091)       (13,487,812,267)
                                                                        -----------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..............................................         (606,567,951)        (1,023,139,872)
                                                                        -----------------     ------------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................         (606,558,274)        (1,023,136,727)
                                                                        -----------------     ------------------

NET ASSETS:
----------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ..................................................    $   4,477,979,501     $    5,084,537,775
                                                                        -----------------     ------------------
Shares Issued and Redeemed:
   Shares sold .....................................................       12,205,414,388         12,454,042,526
   Shares issued in reinvestment of distributions ..................            1,801,752             10,644,149
   Shares redeemed .................................................      (12,813,784,092)       (13,487,812,267)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
CAPITAL SHARE TRANSACTIONS .........................................         (606,567,952)        (1,023,125,592)
                                                                        -----------------     ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..............    $            (172)    $             (172)
                                                                        =================     ==================

The accompanying notes are an integral part of these financial statements.

                                        This page is intentionally left blank --

WELLS FARGO OVERLAND EXPRESS SWEEP FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Beginning                 Dividends      Ending
                                                          Net Asset          Net     From Net   Net Asset
                                                          Value Per   Investment   Investment   Value Per
                                                              Share       Income       Income       Share
---------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
April 1, 2003 to March 31, 2004 .......................      $ 1.00         0.00         0.00       $1.00
April 1, 2002 to March 31, 2003 .......................      $ 1.00         0.01        (0.01)      $1.00
April 1, 2001 to March 31, 2002 .......................      $ 1.00         0.02        (0.02)      $1.00
April 1, 2000 to March 31, 2001 .......................      $ 1.00         0.05        (0.05)      $1.00
April 1, 1999 to March 31, 2000 .......................      $ 1.00         0.04        (0.04)      $1.00

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(2) Total return calculation would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.


The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                     WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                     Ratio to Average Net Assets (Annualized)(1)
                                                   ------------------------------------------------
                                                                                                                     Net Assets at
                                                   Net Investment      Gross    Expenses        Net        Total     End of Period
                                                           Income   Expenses      Waived   Expenses    Return(2)   (000's Omitted)
----------------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
April 1, 2003 to March 31, 2004 ...................          0.10%      1.35%      (0.28)%     1.07%        0.10%      $ 4,477,980
April 1, 2002 to March 31, 2003 ...................          0.52%      1.25%       0.00%      1.25%        0.52%      $ 5,084,538
April 1, 2001 to March 31, 2002 ...................          2.13%      1.25%       0.00%      1.25%        2.26%      $ 6,107,675
April 1, 2000 to March 31, 2001 ...................          5.21%      1.25%       0.00%      1.25%        5.35%      $ 4,924,869
April 1, 1999 to March 31, 2000 ...................          4.29%      1.29%      (0.04)%     1.25%        4.32%      $ 3,863,612

WELLS FARGO OVERLAND EXPRESS SWEEP FUND            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overland Express Sweep Fund .

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At March 31, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                                   Undistributed Net   Undistributed Net
     Fund                          Investment Income   Realized Gain/Loss   Paid-in Capital
     Overland Express Sweep Fund        $ 2,945             $ (2,946)             $ 1

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2004.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year are:

        Fund                          Deferred Post-October Capital Loss

        Overland Express Sweep Fund                 7,782

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                              Advisory Fee                                                Sub-Advisory Fee
                             (% of Average                                Average Daily    (% of Average
        Fund               Daily Net Assets)          Sub-Adviser           Net Assets    Daily Net Assets)
        Overland Express         0.45                Wells Capital       $0 - 1 billion         0.05
        Sweep Fund                             Management Incorporated      >$1 billion         0.04

ADMINISTRATION AND TRANSFER AGENT FEES
      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

        Fund                           % Of Average Daily Net Assets

        Overland Express Sweep Fund                0.27

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

        Fund                          % Of Average Daily Net Assets

        Overland Express Sweep Fund               0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

        Fund                          % Of Average Daily Net Assets

        Overland Express Sweep Fund              0.30%

WELLS FARGO OVERLAND EXPRESS SWEEP FUND            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the year ended March 31, 2004, shareholder servicing fees paid are disclosed on the Statement of Operations.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Stephens Inc. ("Stephens") at an annual rate of 0.30% of average daily net assets.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended March 31, 2004 and March 31, 2003 was as follows:

                                            Ordinary Income                  Total
        Fund                              2004          2003           2004          2003
        Overland Express Sweep Fund   $ 4,779,487   $ 28,740,468   $ 4,779,487   $ 28,740,468

      As of March 31, 2004, the components of distributable earnings on a tax basis are shown on the table below.

                                      Undistributed   Undistributed     Unrealized       Capital
                                        Ordinary        Long-Term      Appreciation        Loss
        Fund                             Income            Gain       (Depreciation)   Carryforward *     Total
        Overland Express Sweep Fund    $ 273,028           $ 0             $ 0          $ (7,782)       $ 265,246

      * This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

INDEPENDENT AUDITORS' REPORT             WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities of Overland Express Sweep Fund (one of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Overland Express Sweep Fund of Wells Fargo Funds Trust as of March 31, 2004, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

San Francisco, California
May 17, 2004

WELLS FARGO OVERLAND EXPRESS SWEEP FUND            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                          Position held and       Principal occupations during
Name and Age              length of service ***   past five years                  Other Directorships
------------------------------------------------------------------------------------------------------
Robert C. Brown           Trustee since 1992      Retired. Director, Federal       None
72                                                Farm Credit Banks Funding
                                                  Corporation and Farm Credit
                                                  System Financial Assistance
                                                  Corporation until February
                                                  1999.
------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee since 1987      Private Investor/Real Estate     None
59                                                Developer; Chairman of White
                                                  Point Capital, LLC.
------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          Position held and       Principal occupations during
Name and Age              length of service ***   past five years                  Other Directorships
------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee since 1987      Wake Forest University,          None
61                                                Calloway School of Business
                                                  and Accountancy,
                                                  Benson-Pruitt Professorship
                                                  since 1999, Associate
                                                  Professor of Finance 1994 -
                                                  1999.
------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee since 1998      (Lead Trustee since 2001)        None
61                                                Chairman, CEO, and Co-
                                                  Founder of Crystal Geyser
                                                  Water Company and President
                                                  of Crystal Geyser Roxane Water
                                                  Company.
------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee since 1987      Retired. Prior thereto,          None
70                                                President of Richard M. Leach
                                                  Associates (a financial
                                                  consulting firm).
------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)            WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          Position held and       Principal occupations during
Name and Age              length of service ***   past five years                  Other Directorships
------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee since 1996      Senior Counselor to the public   None
52                                                relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a pub-
                                                  lic policy organization).
------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee since 1996      Principal in the law firm of     None
63                                                Willeke & Daniels.
------------------------------------------------------------------------------------------------------

OFFICERS

                          Position held and       Principal occupations during
Name and Age              length of service       past five years                  Other Directorships
------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since        Executive Vice President of      None
45                        2003                    Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of
                                                  Wells Fargo Funds Management,
                                                  LLC from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003   Senior Vice President of Wells   None
35                                                Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds
                                                  Management, LLC. Prior
                                                  there- to, Operations
                                                  Manager at Scudder Weisel
                                                  Capital, LLC (2000 to 2001),
                                                  Director of Shareholder
                                                  Services at BISYS Fund
                                                  Services (1999 to 2000) and
                                                  Assistant Vice President of
                                                  Operations with Nicholas-
                                                  Applegate Capital Management
                                                  (1993 to 1999).
------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000   Senior Vice President and        None
43                                                Counsel of Wells Fargo Bank,
                                                  N.A. Senior Vice President and
                                                  Secretary of Wells Fargo Funds
                                                  Management, LLC. Vice
                                                  President and Counsel of Wells
                                                  Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                    WELLS FARGO OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFMR         -- Single Family Mortgage Revenue
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares

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

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

More information about Wells Fargo Funds(R) is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objectives, risks, charges and expenses of the investment carefully before investing. This and other information about Wells Fargo Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

          --------------------------------------------------------
              NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
          --------------------------------------------------------

(c) 2004 Wells Fargo Funds Management, LLC. All rights reserved.   AR 011(05/04)

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                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                          Wells Fargo Liquidity Reserve Money Market Fund

                                                           Annual Report

                          Wells Fargo Liquidity Reserve Money Market Fund

                          Investor Class


                                                           March 31, 2004

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders .....................................................   1
--------------------------------------------------------------------------------
Money Market Overview ......................................................   2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund .....................................   4

Portfolio of Investments
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund .....................................   5

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ....................................   8
   Statements of Operations ................................................   9
   Statements of Changes in Net Assets .....................................  10
   Financial Highlights ....................................................  12

Notes to Financial Statements ..............................................  14
--------------------------------------------------------------------------------
Independent Auditors' Report ...............................................  17
--------------------------------------------------------------------------------
Other Information ..........................................................  18
--------------------------------------------------------------------------------
List of Abbreviations ......................................................  20
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------

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

SHAREHOLDER LETTER               WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Money Market Funds annual report for the 12-month period ended March 31, 2004. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

OVERVIEW OF FINANCIAL MARKETS
--------------------------------------------------------------------------------

      Early in the reporting period, the Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1%, the lowest level in more than 45 years. The Fed maintained this low rate throughout the period as the economy continued to experience a moderate recovery and little threat of inflation.

      Consumer spending remained a positive factor as consumer confidence improved. Business confidence likewise improved and corporate earnings continued to grow, signaling an increase in capital spending and the potential for employment growth by the end of the reporting period. In addition, the value of the U.S. dollar continued to fall, boosting U.S.-based firms' overseas earnings. Job growth, however, was less robust than might have been expected given the pace of economic activity. In part, this was because of the sustained high level of productivity. A record fiscal year 2003 federal budget deficit continued to loom on the horizon.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      It is important to remember that no one can accurately predict the future direction of short-term interest rates. We do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We continue to maintain a prudent investment strategy and believe that the pursuit of additional yield creates volatility that can potentially undermine Fund performance during uncertain markets.

      The Fed's decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003, policy meeting brought interest rates down to levels not seen in five decades. However, investors were expecting a 0.50% cut, and interest rates were volatile through the end of the reporting period.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES
--------------------------------------------------------------------------------

      An improving economy can lead to higher interest rates due to concerns that the increased demand stemming from an improving economy might lead to increased inflationary pressures. Increasing federal budget deficits could also be a major concern, since increased U.S. Government borrowing could also exert upward pressure on interest rates. Rising market rates could lead to higher yields for investors in money market funds. The fund managers will continue to manage the funds in a manner that is expected to maintain a stable net asset value. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing - asset allocation and diversification - in an effort to achieve their long-term financial goals.

      Thank you for your investment in Wells Fargo Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND            MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 12-month period ended March 31, 2004.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      By the end of the reporting period, the money market yield curve had become steeper compared to a year earlier. As of March 31, 2004, the Federal Funds rate had been lowered to 1.00%, while the 12-month London Interbank Offered Rate (LIBOR) rate increased to 1.35%. In contrast, on March 31, 2003, the Federal Funds rate was 1.25%, and the 12-month LIBOR was 1.28%.

      By the June 2003 policy meeting of the Federal Reserve Board (the Fed), investors had grown accustomed to the Fed cutting rates, a pattern that began in 2000. Despite warnings that their expectations were unrealistic, investors expected the Fed to announce a 0.50% reduction in the Federal Funds rate at the meeting. When the rate was lowered only 0.25% to 1.00%, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer-term money market investments began to move higher. By December 2003, one-year LIBOR had increased to 1.63%.

      The amount of top-rated commercial paper outstanding declined during the first half of the fiscal year period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top-rated commercial paper outstanding fell by more than 5% during the first half of the fiscal year, from $1.207 trillion at the end of March 2003, to $1.144 trillion at the end of September 2003. In the second half of the fiscal year, outstanding top-rated commercial paper increased to $1.202 trillion by the end the reporting period. However, that amount was nearly 15% below the peak of $1.413 trillion in December 2000.

      Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, questions about corporate governance policies at the New York Stock Exchange, and the well-publicized court trials of several prominent executives contributed to the erosion of investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      At the start of the reporting period, the Treasury bill market led the way by pricing in lower yields. At the end of March 2004, the bill curve was completely flat, with high levels of supply offsetting high demand for the shortest maturities. Up until the Fed meeting in June 2003, yields on Treasury bills reflected the assumption that there would be a 0.50% cut, instead of the actual 0.25% cut the Fed announced at its meeting. Even the one-year Treasury note traded below 0.90% in the days preceding the June 2003 rate cut.

      Since the Fed had announced only a 0.25% cut, Treasury bills remained relatively expensive. The low rates coincided with quarter-end demand pressures in June, causing the short-end (less than three months) of the Treasury market to remain overpriced for an unusually longer period of time compared to that which typically follows a market disappointment. For short periods, Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. However, as budget deficit projections ballooned, investor expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the yield of Treasury bills into the mid- 0.90's to low 1.00's.

      For much of the reporting period, the supply of Treasury bills was lower than expected. The issuance of Treasury bills for the first week of April 2003 stood at $72 billion, declined to $41 billion by the end of December 2003, but finished the reporting period at $77 billion. As the dollar weakened and trade deficits grew, the demand for Treasury bills by central banks and other foreign buyers was very strong. When bill issuance started to increase in February, the market had already started to price in the possibility of interest rate tightening in 2004, leaving the curve relatively flat.


U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Spreads between U.S. Government agency offerings and prime money market securities narrowed dramatically during the summer of 2003, and remained tight until December. Many factors, including interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York's bond portfolio, and an accounting scandal at the Federal Home Loan Mortgage Corporation, combined to drive yields on U.S. Government

MONEY MARKET OVERVIEW            WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

agency securities higher relative to other money market investments. Near the end of the calendar year there was an extended period without negative news and a spillover in foreign buying of Treasury bills, which pushed corporate securities spreads even wider. While demand for agency securities began to increase, the agencies began to decrease their issuance of discount notes. As investors became more accustomed to the prospect of not having a Fed rate increase in 2004, one-year rates decreased to 1.0%. By the end of the period, the issuance of callable issues seemed to decrease, as less rate volatility made the options on the securities less attractive. At the end of the year, legislation was introduced in a Senate committee to increase regulation of Fannie Mae, Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. However, the near-term prospects for the legislation's passage are not considered strong, and this development had little impact on money market-eligible agency securities.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Throughout the period, municipal issues were inexpensive relative to Treasury bills and LIBOR. In early April, one-year municipal yields stood at 81% of comparable LIBOR rates; by October, the ratio was 86%. At the end of the reporting period, the ratio dropped to 75%. At these levels, municipal investments were still attractive based on the historical average ratio of 65%.

      One of the main drivers behind the high ratios is supply. The State of California issued an additional $1.835 billion in Revenue Anticipation Notes
(RANs) and New York issued $1.250 billion RANs. Texas issued a record-breaking $7.4 billion Tax and Revenue Anticipation Note in late August, exceeding municipal demand and splitting the one-year sector into three markets - the general market, the California market, and the Texas market. These are just a few of the issues that reached beyond the one-billion-dollar threshold. In addition to this kind of large state issuance, local municipalities were also coming to market with variable rate securities hedged with swaps, as opposed to straight fixed-rate securities. With a limited supply of buyers and a growing supply of paper, ratios continued to exceed historical precedents. These limits may be tested again when California comes to market with its $15.0 billion Economic Recovery Bonds and Illinois attempts to fund its pension liability.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      While the overnight interest rate has been stable, longer money market rates increased considerably over the last nine months of the reporting period. With the U.S. economy picking up steam, the U.S. dollar weakening overseas, and the employment picture improving, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the Funds and select their investments in an ongoing effort to maintain a stable $1.00 NAV.

      The views expressed are as of March 31, 2004, and are those of the Funds' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND--INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Liquidity Reserve Money Market Fund (the Fund) seeks current income while preserving capital and liquidity.

FUND MANAGERS                                  INCEPTION DATE

      Dave Sylvester, Laurie White             7/31/02

      AVERAGE ANNUAL TOTAL RETURN(1)(%) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

                                                                         1-Year   Life of Fund
      Wells Fargo Liquidity Reserve Money Market Fund - Investor Class    0.17        0.38

      Benchmark

      iMoneyNet First Tier Retail Money Fund Average(2)                   0.43        0.64

      FUND YIELD SUMMARY (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
      7-Day Current Yield             0.11%

      7-Day Compound Yield            0.11%

      30-Day Simple Yield             0.11%

      30-Day Compound Yield           0.11%

      FUND CHARACTERISTICS(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------
      Weighted Average Maturity     52 days

Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available at the Funds' Web site - www.wellsfargofunds.com.

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information.

An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                       (64%)
Certificates of Deposit                                 (9%)
Floating/Variable Rate Bonds/Notes                     (10%)
Repurchase Agreements                                  (11%)
Corporate Bonds                                         (2%)
Time Deposits                                           (3%)
Freddie Mac                                             (1%)

MATURITY DISTRIBUTION(3) (AS OF MARCH 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                              (14%)
2-14 days                                              (14%)
15-29 days                                             (15%)
30-59 days                                             (22%)
60-89 days                                             (16%)
90-179 days                                            (16%)
270 + days                                              (3%)
--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.00%.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)   Portfolio holdings and characteristics are subject to change.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

      LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal      Security Name                                                 Interest Rate   Maturity Date        Value
Agency Notes - Interest Bearing - 1.67%
   4,000,000   FHLB                                                               3.38%        05/14/2004    $     4,009,397
  25,000,000   FHLMC+/-                                                           1.03         02/04/2005         24,989,466

Total Agency Notes - Interest Bearing (Cost $28,998,863)                                                          28,998,863
                                                                                                             ---------------

Certificates of Deposit - 9.20%
  10,000,000   BNP Paribas New York                                               1.50         11/19/2004         10,003,446
   8,000,000   CDC Ixis                                                           1.40         11/04/2004          8,000,000
  15,000,000   Credit Suisse First Boston                                         1.05         05/04/2004         15,000,000
  20,000,000   HBOS Treasury Services plc++                                       1.10         07/30/2004         20,000,000
   9,000,000   Nordea Bank Finland                                                1.34         10/08/2004          8,998,117
  17,500,000   Royal Bank of Canada+/-                                            1.02         09/03/2004         17,497,114
  30,000,000   Royal Bank of Scotland plc                                         1.05         07/02/2004         30,000,000
  20,000,000   Royal Bank of Scotland plc+/-                                      1.02         09/03/2004         19,995,899
  10,000,000   Unicredito Italiano SpA                                            1.13         04/19/2004         10,000,025
  20,000,000   Unicredito Italiano SpA                                            1.10         07/15/2004         20,000,000

Total Certificates of Deposit (Cost $159,494,601)                                                                159,494,601
                                                                                                             ---------------

Commercial Paper - 65.74%
  20,000,000   Amstel Funding Corporation++^                                      1.05         05/17/2004         19,973,167
  50,000,000   Apreco LLC++^                                                      1.04         04/02/2004         49,998,556
  20,000,000   Aquinas Funding LLC++^                                             1.04         06/24/2004         19,951,467
  30,000,000   Atlantis One Funding Corporation++^                                1.14         05/03/2004         29,969,600
  10,000,000   Atlantis One Funding Corporation++^                                1.11         08/11/2004          9,959,300
  25,000,000   Bradford & Bingley plc++^                                          1.04         04/16/2004         24,989,167
  12,000,000   Bradford & Bingley plc++^                                          1.13         01/07/2005         12,000,000
  30,000,000   Cafco LLC++^                                                       1.04         06/22/2004         29,928,933
  15,000,000   Concord Minutemen Capital Company LLC++^                           1.10         04/06/2005         15,000,000
  25,000,000   Concord Minutemen Capital Company LLC++^                           1.10         04/14/2005         25,000,000
  10,000,000   Concord Minutemen Capital Company LLC++^                           1.34         04/14/2005         10,000,000
  30,000,000   Crown Point Capital Company LLC++^                                 1.06         04/16/2004         29,986,750
  20,000,000   Crown Point Capital Company LLC++^                                 1.07         05/11/2004         19,976,222
  20,000,000   CXC LLC++^                                                         1.04         06/17/2004         19,955,511
  45,000,000   Danske Corporation^                                                1.11         08/11/2004         44,816,850
  15,000,000   DNB Nor Bank ASA^                                                  1.04         05/03/2004         14,986,200
  45,000,000   Edison Asset Securitization LLC++^                                 1.05         05/06/2004         44,954,062
  24,750,000   Eureka Securitization Incorporated ++^                             1.04         04/23/2004         24,734,270
  25,000,000   Eureka Securitization Incorporated++^                              1.04         04/05/2004         24,997,111
  16,698,000   Fairway Finance Corporation++^                                     1.16         06/15/2004         16,657,646
  20,000,000   Galaxy Funding Incorporated++^                                     1.15         06/03/2004         19,959,750
  13,114,000   GE Financial Assurance Holdings Incorporated++^                    1.03         04/20/2004         13,106,871
  50,000,000   Govco Incorporated++^                                              1.04         05/21/2004         49,927,778
  15,000,000   Grampian Funding LLC++^                                            1.05         05/10/2004         14,982,937
  30,000,000   Grampian Funding LLC++^                                            1.05         05/26/2004         29,951,875
  20,000,000   HBOS Treasury Services plc^                                        1.05         05/05/2004         19,980,167
  20,000,000   Irish Life & Permanent plc++^                                      1.12         04/07/2004         19,996,267
   7,000,000   Irish Life & Permanent plc++^                                      1.07         06/11/2004          6,985,228
  20,000,000   Irish Life & Permanent plc++^                                      1.10         07/21/2004         19,932,167
  20,100,000   K2 (USA) LLC++^                                                    1.08         09/22/2004         19,995,078

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

                                      PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004
--------------------------------------------------------------------------------

      LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal      Security Name                                                 Interest Rate   Maturity Date        Value
Commercial Paper (continued)
$ 15,000,000   Legacy Capital LLC++^                                             1.06%         04/06/2004    $    14,997,792
  20,000,000   Legacy Capital LLC++^                                             1.05          06/04/2004         19,962,667
  10,000,000   Legacy Capital LLC++^                                             1.11          07/13/2004          9,968,242
  10,000,000   Lexington Parker Capital Corporation++^                           1.12          08/03/2004          9,961,422
  15,000,000   Liquid Funding Limited++^                                         1.07          07/09/2004         15,000,000
  35,000,000   Liquid Funding Limited++^                                         1.07          12/21/2004         35,000,000
  10,000,000   Mane Funding Corporation++^                                       1.04          04/21/2004          9,994,222
  20,000,000   Moat Funding LLC++^                                               1.04          04/16/2004         19,991,333
  35,000,000   Natexis Banques Populaires US Finance Company LLC^                1.17          04/14/2004         34,985,212
  25,000,000   National Bank of New Zealand International Limited++^             1.11          08/10/2004         24,899,021
  10,000,000   Neptune Funding Corporation++^                                    1.07          05/10/2004          9,988,408
  20,000,000   Network Rail Commercial Paper Finance plc++^                      1.04          06/17/2004         19,955,511
  50,000,000   Newport Funding Corporation++^                                    1.03          05/18/2004         49,932,764
  17,624,000   Nieuw Amsterdam++^                                                1.16          06/09/2004         17,584,816
  25,000,000   Regency Markets Number (1) LLC++^                                 1.06          04/20/2004         24,986,014
  35,000,000   Republic of Italy^                                                1.11          07/06/2004         34,896,400
  25,000,000   Spintab AB^                                                       1.05          07/22/2004         24,918,333
  18,500,000   Tango Finance Corporation++^                                      1.06          06/23/2004         18,454,788
  42,237,000   Thames Asset Global Securitization Number 1 Incorporated++^       1.05          06/03/2004         42,159,390

Total Commercial Paper (Cost $1,140,289,265)                                                                   1,140,289,265
                                                                                                             ---------------

Extendable Bonds - 1.73%
  20,000,000   General Electric Capital Corporation+/-                           1.18          04/08/2005         20,013,987
  10,000,000   Northern Rock plc++ +/-                                           1.13          04/08/2005         10,000,000

Total Extendable Bonds (Cost $30,013,987)                                                                         30,013,987
                                                                                                             ---------------

Medium Term Notes - 8.74%
   6,000,000   Abbey National Treasury Services plc+/-                           1.09          06/10/2004          6,000,000
  10,000,000   Bear Stearns Companies Incorporated+/-                            1.09          04/05/2004          9,999,989
  15,000,000   Bear Stearns Companies Incorporated+/-                            1.57          10/22/2004         15,039,476
  30,000,000   Belford U.S. Capital Company++ +/-                                1.09          04/19/2005         30,000,000
  10,000,000   CC (USA) Incorporated++ +/-                                       1.05          07/01/2004          9,999,254
  10,000,000   CC (USA) Incorporated++                                           1.50          11/17/2004         10,000,000
  10,000,000   John Hancock Global Funding II++ +/-                              1.22          08/30/2004         10,005,033
  15,000,000   Liberty Lighthouse US Capital Company++ +/-                       1.07          07/19/2004         14,999,555
  10,000,000   Liberty Lighthouse US Capital Company++                           1.40          08/16/2004          9,999,813
  20,000,000   M&I Marshall & Ilsley Bank                                        5.25          12/15/2004         20,524,579
  15,000,000   White Pine Finance LLC++ +/-                                      1.05          06/15/2004         14,999,323

Total Medium Term Notes (Cost $151,567,022)                                                                      151,567,022
                                                                                                             ---------------

Promissory Note - 0.87%
  15,000,000   Goldman Sachs Group Incorporated++                                1.17          01/26/2005         15,000,000

Total Promissory Note (Cost $15,000,000)                                                                          15,000,000
                                                                                                             ---------------

Repurchase Agreements - 10.90%
  89,070,000   Bank of America NA - 102% Collateralized by US Government
               Securities                                                        1.10          04/01/2004         89,070,000
  50,000,000   Goldman Sachs Group Incorporated - 102% Collateralized
               by US Government Securities                                       1.11          04/01/2004         50,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

      LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

Principal      Security Name                                                 Interest Rate   Maturity Date         Value
Repurchase Agreements (continued)
$ 30,000,000   JP Morgan Securities Incorporated - 102% Collateralized by
               US Government Securities                                           1.11         04/01/2004     $    30,000,000
  20,000,000   Merrill Lynch & Company Incorporated - 102% Collateralized
               by US Government Securities                                        1.09%        04/01/2004          20,000,000

Total Repurchase Agreements (Cost $189,070,000)                                                                   189,070,000
                                                                                                              ---------------

Time Deposits - 2.88%
  50,000,000   Barclays Bank plc London                                           1.10         04/01/2004          50,000,000

Total Time Deposits (Cost $50,000,000)                                                                             50,000,000
                                                                                                              ---------------

Total Investments in Securities
(Cost $1,764,433,738)*                       101.73%                                                          $ 1,764,433,738
Other Assets and Liabilities, Net             (1.73)                                                              (29,982,418)
                                             ------                                                           ---------------
Total Net Assets                             100.00%                                                          $ 1,734,451,320
                                             ======                                                           ===============

^     Zero coupon/ stepped coupon Interest rate presented is yield to maturity.
      bond.

+/-   Variable rate securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

                          STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2004
--------------------------------------------------------------------------------

                                                                        Liquidity Reserve
                                                                        Money Market Fund
-----------------------------------------------------------------------------------------
INVESTMENTS:
   In securities, at market value ....................................    $ 1,575,363,738
   Repurchase Agreements .............................................        189,070,000
                                                                          ---------------
TOTAL INVESTMENT AT VALUE MARKET (SEE COST BELOW) ....................      1,764,433,738
                                                                          ===============
   Cash ..............................................................                291
   Receivables for dividends and interest ............................          1,140,928
                                                                          ---------------
TOTAL ASSETS .........................................................      1,765,574,957
                                                                          ===============

LIABILITIES
   Payable for investments purchased .................................         30,000,000
   Payable to investment advisor and  affiliates (Note 3) ............            281,359
   Payable to the Trustees and Distributor ...........................            727,324
   Accrued expenses and other liabilities ............................            114,954
TOTAL LIABILITIES ....................................................         31,123,637
                                                                          ===============
TOTAL NET ASSETS .....................................................    $ 1,734,451,320
                                                                          ===============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------
   Paid-in capital ...................................................    $ 1,734,452,841
   Undistributed net realized gain (loss) on investments .............             (1,521)
                                                                          ---------------
TOTAL NET ASSETS .....................................................    $ 1,734,451,320
                                                                          ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------
   Net Assets - Investor Class .......................................    $ 1,734,451,320
   Shares outstanding  Class - Investor ..............................      1,734,452,840
   Net asset value and offering price per share - Investor Class .....    $          1.00
                                                                          ---------------
INVESTMENTS AT COST ..................................................    $ 1,764,433,738
                                                                          ===============

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MARCH 31, 2004

                                 WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                        Liquidity Reserve
                                                                             Money Market
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ..........................................................       $ 15,397,425
                                                                             ------------
TOTAL INVESTMENT INCOME ..............................................         15,397,425
                                                                             ============

EXPENSES
   Advisory fees .....................................................          4,649,637
   Administration fees ...............................................          3,586,863
   Custody fees ......................................................            265,694
   Shareholder servicing fees ........................................          3,321,169
   Accounting fees ...................................................             95,776
   Distribution fees (Note 3) ........................................          3,321,169
   Audit fees ........................................................             10,028
   Legal fees ........................................................             25,551
   Registration fees .................................................            173,734
   Shareholder reports ...............................................            326,003
   Trustees' fees ....................................................              6,390
   Other fees and expenses ...........................................              3,309
                                                                             ------------
TOTAL EXPENSES .......................................................         15,785,323
                                                                             ============

LESS:
   Waived fees and reimbursed expenses (Note 3) ......................         (2,476,473)
   Net expenses ......................................................         13,308,850
                                                                             ============
NET INVESTMENT INCOME (LOSS) .........................................          2,088,575
                                                                             ============

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
   Securities ........................................................             (1,521)
                                                                             ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................             (1,521)
                                                                             ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............             (1,521)
                                                                             ============
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......       $  2,087,054
                                                                             ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       LIQUIDITY RESERVE
                                                                                                       MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                                     For the         For the Period
                                                                                                  Year Ended     from July 31, 2002
                                                                                              March 31, 2004   to March 31, 2003(1)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ..................................................................   $ 1,054,549,239        $             0

OPERATIONS:
   Net investment income (loss) ..........................................................         2,088,575              3,521,099
   Net realized gain (loss) on investments ...............................................            (1,521)                23,045
                                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         2,087,054              3,544,144
                                                                                             ---------------        ---------------

Distributions to shareholders from:
   Net Investment Income .................................................................        (2,111,622)            (3,521,099)

Capital shares transactions:
   Proceeds from shares sold .............................................................     1,636,687,509          1,376,644,127
   Reinvestment of distributions .........................................................         2,418,153              3,214,473
   Cost of shares redeemed ...............................................................      (959,179,013)          (325,332,406)
                                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........       679,926,649          1,054,526,194
                                                                                             ===============        ===============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       679,902,081          1,054,549,239
                                                                                             ---------------        ---------------

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ........................................................................   $ 1,734,451,320        $ 1,054,549,239
                                                                                             ---------------        ---------------

Shares Issued and Redeemed:
   Shares sold ...........................................................................     1,636,687,506          1,376,644,127
   Shares issued in reinvestment of distributions ........................................         2,418,153              3,214,473
   Shares redeemed .......................................................................      (959,179,013)          (325,332,406)

   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
      SHARE TRANSACTIONS .................................................................   $   679,926,646        $ 1,054,526,194
                                                                                             ===============        ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ....................................   $             0        $             0
                                                                                             ===============        ===============

(1)   Fund commenced operations on July 31, 2002.

The accompanying notes are an integral part of these financial statements.

                                        This page is intentionally left blank --

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              Net Realized
                                                     Beginning          Net            and    Dividends    Dividends
                                                     Net Asset   Investment     Unrealized     From Net     From Net
                                                     Value Per       Income        Gain on   Investment     Realized
                                                         Share       (Loss)    Investments       Income        Gains
--------------------------------------------------   ---------   ----------   ------------   ----------   ----------
LIQUIDITY RESERVE MONEY MARKET FUND

INVESTOR CLASS
April 1, 2003 to March 31, 2004 ..................     $ 1.00          0.00         $ 0.00         0.00         0.00
July 31, 2002(3) to March 31, 2003 ...............     $ 1.00          0.00           0.00         0.00         0.00

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS             WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                              Ending     Ratio to Average Net Assets (Annualized)(1)
                                          Net Assets   -----------------------------------------------                 Net Assets at
                                           Value Per   Net Investment      Gross   Expenses        Net       Total     End of Period
                                             Capital    Income (Loss)   Expenses     Waived   Expenses   Return(2)   (000's Omitted)
----------------------------------------- ----------   --------------   --------   --------   --------   ---------   ---------------
LIQUIDITY RESERVE MONEY MARKET FUND

INVESTOR CLASS
April 1, 2003 to March 31, 2004 .........     $ 1.00             0.16%      1.19%    (0.19)%      1.00%       0.17%      $ 1,734,451
July 31, 2002(3) to March 31, 2003 ......     $ 1.00             0.64%      1.07%    (0.15)%      0.92%       0.46%      $ 1,054,549

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Liquidity Reserve Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At March 31, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                                            Undistributed Net    Undistributed Net
      Fund                                  Investment Income   Realized Gain/Loss   Paid-in Capital
      Liquidity Reserve Money Market Fund        $ 23,047           $ (23,045)            $ (2)

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2004.

      At March 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year are:

      Fund                                  Deferred Post-October Capital Loss

      Liquidity Reserve Money Market Fund                  1,521

NOTES TO FINANCIAL STATEMENTS    WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and, if applicable, for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                Advisory Fee                                                       Sub-Advisory Fee
                             (% of Average Daily                             Average Daily Net   (% of Average Daily
      Fund                       Net Assets)             Sub-Adviser               Assets            Net Assets)
      Liquidity Reserve                                 Wells Capital          $0 - 1 billion            0.05
         Money Market Fund          0.35           Management Incorporated        >$1 billion            0.04

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                              % Of Average
      Fund                                  Daily Net Assets

      Liquidity Reserve Money Market Fund         0.27

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                              % Of Average
      Fund                                  Daily Net Assets

      Liquidity Reserve Money Market Fund         0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                              % Of Average
      Fund                                  Daily Net Assets

      Liquidity Reserve Money Market Fund         0.25%

      For the Year Ended March 31, 2004, shareholder servicing fees paid are disclosed on the Statement of Operations.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1940 Act. Distribution fees are charged to Investor Class shares and paid to Stephens Inc. ("Stephens") at an annual rate of up to 0.25% of average daily net assets.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended March 31, 2004 and March 31, 2003 was as follows:

                                                Ordinary Income                  Total
      Fund                                     2004          2003           2004         2003
      Liquidity Reserve Money Market Fund   $ 2,111,622   $ 3,521,099   $ 2,111,622   $ 3,521,099

      As of March 31, 2004, the components of distributable earnings on a tax basis are shown on the table below.

                                                               Unrealized
                           Undistributed    Undistributed     Appreciation    Capital Loss
      Fund                Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward*     Total
      Liquidity Reserve
      Money Market Fund         $ 0               $ 0              $ 0          $ (1,521)     $ (1,521)

      *This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

INDEPENDENT AUDITORS' REPORT     WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities of Liquidity Reserve Money Market Fund (one of the funds comprising Wells Fargo Funds Trust), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, statement of changes in net assets, and the financial highlights for the year ended March 31, 2004 and the period from July 31, 2002 (Inception) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Reserve Money Market Fund of Wells Fargo Funds Trust as of March 31, 2004, the results of its operations, changes in its net assets, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

San Francisco, California
May 17, 2004

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                       Position held and       Principal occupations during
Name and Age           length of service ***   past five years                   Other Directorships
----------------------------------------------------------------------------------------------------
Robert C. Brown 72     Trustee since 1992      Retired. Director, Federal        None
                                               Farm Credit Banks Funding
                                               Corporation and Farm Credit
                                               System Financial Assistance
                                               Corporation until February
                                               1999.
----------------------------------------------------------------------------------------------------
J. Tucker Morse 59     Trustee since 1987      Private Investor/Real Estate      None
                                               Developer; Chairman of White
                                               Point Capital, LLC.
----------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                       Position held and       Principal occupations during
Name and Age           length of service ***   past five years                   Other Directorships
----------------------------------------------------------------------------------------------------
Thomas S. Goho 61      Trustee since 1987      Wake Forest University,           None
                                               Calloway School of Business
                                               and Accountancy, Benson-Pruitt
                                               Professorship since 1999,
                                               Associate Professor of Finance
                                               1994 - 1999.
----------------------------------------------------------------------------------------------------
Peter G. Gordon 61     Trustee since 1998      Chairman, CEO, and Co-            None
                       (Lead Trustee since     Founder of Crystal Geyser
                       2001)                   Water Company and President
                                               of Crystal Geyser Roxane Water
                                               Company.
----------------------------------------------------------------------------------------------------
Richard M. Leach 70    Trustee since 1987      Retired. Prior thereto,           None
                                               President of Richard M. Leach
                                               Associates (a financial
                                               consulting firm).
----------------------------------------------------------------------------------------------------
Timothy J. Penny 52    Trustee since 1996      Senior Counselor to the public    None
                                               relations firm of Himle-Horner
                                               and Senior Fellow at the
                                               Humphrey Institute,
                                               Minneapolis, Minnesota (a
                                               public policy organization).
----------------------------------------------------------------------------------------------------
Donald C. Willeke 63   Trustee since 1996      Principal in the law firm of      None
                                               Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)    WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

OFFICERS

                       Position held and       Principal occupations during
Name and Age           length of service       past five years                   Other Directorships
----------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since        Executive Vice President of       None
45                     2003                    Wells Fargo Bank, N.A.
                                               President of Wells Fargo Funds
                                               Management, LLC. Senior Vice
                                               President and Chief
                                               Administrative Officer of
                                               Wells Fargo Funds Management,
                                               LLC from 2001 to 2003. Vice
                                               President of Wells Fargo Bank,
                                               N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------
Stacie D. DeAngelo     Treasurer, since 2003   Senior Vice President of Wells    None
35                                             Fargo Bank, N.A. Senior Vice
                                               President of Operations for
                                               Wells Fargo Funds Management,
                                               LLC. Prior thereto, Operations
                                               Manager at Scudder Weisel
                                               Capital, LLC (2000 to 2001),
                                               Director of Shareholder
                                               Services at BISYS Fund
                                               Services (1999 to 2000) and
                                               Assistant Vice President of
                                               Operations with Nicholas-
                                               Applegate Capital Management
                                               (1993 to 1999).
----------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000   Senior Vice President and         None
43                                             Counsel of Wells Fargo Bank,
                                               N.A. Senior Vice President and
                                               Secretary of Wells Fargo Funds
                                               Management, LLC. Vice President
                                               and Counsel of Wells Fargo
                                               Bank, N.A. since 1996.
----------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND            LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          -- Association of Bay Area Governments
ADR           -- American Depository Receipts
AMBAC         -- American Municipal Bond Assurance Corporation
AMT           -- Alternative Minimum Tax
ARM           -- Adjustable Rate Mortgages
BART          -- Bay Area Rapid Transit
CDA           -- Community Development Authority
CDSC          -- Contingent Deferred Sales Charge
CGIC          -- Capital Guaranty Insurance Company
CGY           -- Capital Guaranty Corporation
CMT           -- Constant Maturity Treasury
COFI          -- Cost of Funds Index
Connie Lee    -- Connie Lee Insurance Company
COP           -- Certificate of Participation
CP            -- Commercial Paper
CTF           -- Common Trust Fund
DW&P          -- Department of Water & Power
DWR           -- Department of Water Resources
EDFA          -- Education Finance Authority
FGIC          -- Financial Guaranty Insurance Corporation
FHA           -- Federal Housing Authority
FHLB          -- Federal Home Loan Bank
FHLMC         -- Federal Home Loan Mortgage Corporation
FNMA          -- Federal National Mortgage Association
FRN           -- Floating Rate Notes
FSA           -- Financial Security Assurance, Inc
GNMA          -- Government National Mortgage Association
GO            -- General Obligation
HFA           -- Housing Finance Authority
HFFA          -- Health Facilities Financing Authority
IDA           -- Industrial Development Authority
LIBOR         -- London Interbank Offered Rate
LLC           -- Limited Liability Corporation
LOC           -- Letter of Credit
LP            -- Limited Partnership
MBIA          -- Municipal Bond Insurance Association
MFHR          -- Multi-Family Housing Revenue
MUD           -- Municipal Utility District
MTN           -- Medium Term Note
PCFA          -- Pollution Control Finance Authority
PCR           -- Pollution Control Revenue
PFA           -- Public Finance Authority
PLC           -- Private Placement
PSFG          -- Public School Fund Guaranty
RAW           -- Revenue Anticipation Warrants
RDA           -- Redevelopment Authority
RDFA          -- Redevelopment Finance Authority
R&D           -- Research & Development
SFMR          -- Single Family Mortgage Revenue
STEERS        -- Structured Enhanced Return Trust
TBA           -- To Be Announced
TRAN          -- Tax Revenue Anticipation Notes
USD           -- Unified School District
V/R           -- Variable Rate
WEBS          -- World Equity Benchmark Shares


20
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More information about Wells Fargo Funds(R) is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objectives, risks, charges and expenses of the investment carefully before investing. This and other information about Wells Fargo Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

           -----------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
           -----------------------------------------------------------

(c) 2004 Wells Fargo Funds Management, LLC. All rights reserved.   AR 027(05/04)


ITEM 2.  CODE OF ETHICS
=======================

As of the end of the year, March 31, 2004, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended March 31, 2003 and March 31, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

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          For the fiscal years ended March 31, 2003 and March 31, 2004, the
          Audit Fees were $838,433 and $897,262, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended March 31, 2003 and March 31, 2004 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended March 31, 2003 and March 31, 2004 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended March 31, 2003 and March 31, 2004, the Tax Fees were $73,000 and $76,500, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended March 31, 2003 and March 31, 2004, the Tax Fees were $178,742 and $162,397, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended March 31, 2003 and March 31, 2004.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended March 31, 2003 and March 31, 2004 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended March 31, 2003 and March 31, 2004, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended March 31, 2003 and March 31, 2004, the Registrant's investment adviser incurred non-audit fees in the amount of $27,500 and $45,120, respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

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ITEMS 5-6.  [RESERVED]
======================

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  [RESERVED]
===================

ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  Wells Fargo Funds Trust

                                                  By:    /s/ Karla M. Rabusch
                                                         --------------------
                                                         Karla M. Rabusch
                                                         President

Date: May 17, 2004

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  Wells Fargo Funds Trust

                                                  By:    /s/ Stacie D. DeAngelo
                                                         ----------------------
                                                         Stacie D. DeAngelo
                                                         Treasurer

Date: May 17, 2004

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                                  CERTIFICATION
                                  -------------

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo California Tax-Free Money Market Fund, Wells Fargo California Tax-Free Money Market Trust, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Liquidity Reserve Money Market Fund, Wells Fargo Minnesota Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Money Market Trust, Wells Fargo National Tax-Free Money Market Fund, Wells Fargo National Tax-Free Money Market Trust, Wells Fargo Overland Express Sweep Fund, Wells Fargo Prime Investment Money Market Fund, Wells Fargo Treasury Plus Money Market Fund and Wells Fargo 100% Treasury Money Market Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

   a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

   d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

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         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 17, 2004

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

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                                  CERTIFICATION
                                  -------------

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo California Tax-Free Money Market Fund, Wells Fargo California Tax-Free Money Market Trust, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Liquidity Reserve Money Market Fund, Wells Fargo Minnesota Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Money Market Trust, Wells Fargo National Tax-Free Money Market Fund, Wells Fargo National Tax-Free Money Market Trust, Wells Fargo Overland Express Sweep Fund, Wells Fargo Prime Investment Money Market Fund, Wells Fargo Treasury Plus Money Market Fund and Wells Fargo 100% Treasury Money Market Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

   a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

   d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

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         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 17, 2004

/s/ Stacie D. DeAngelo
-----------------------
Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

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                            SECTION 906 CERTIFICATION
                            -------------------------

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the year ended March 31, 2004 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: May 17, 2004

                                                     /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

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                            SECTION 906 CERTIFICATION
                            -------------------------

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the year ended March 31, 2004 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: May 17, 2004

                                                     /s/ Stacie D. DeAngelo
                                                     ----------------------
                                                     Stacie D. DeAngelo
                                                     Treasurer
                                                     Wells Fargo Funds Trust